UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02628

Fidelity Municipal Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2014

Item 1. Reports to Stockholders

Fidelity®

Conservative Income Municipal Bond

Fund -

Fidelity Conservative Income Municipal Bond

Fund

Institutional Class

Annual Report

December 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2014	Past 1 year	Life of fundA
Fidelity Conservative Income Municipal Bond Fund	0.36%	0.48%
Institutional Class	0.46%	0.58%

A From October 15, 2013.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Conservative Income Municipal Bond Fund, a class of the fund, on October 15, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal 1 Year Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds posted a strong result for the 12 months ending December 31, 2014, driven by steady demand, tight supply and improving credit fundamentals. The Barclays® Municipal Bond Index returned 9.05%, significantly outperforming the U.S. investment-grade taxable bond market. Munis were driven, in part, by continued economic growth, declining long-term interest rates, and the relative attractiveness of U.S. markets amid global economic and political uncertainty. More specific to munis, prices rose as investors became more upbeat about the fundamental outlook of many state and local governments. Additionally, a steady stream of municipal bond cash flows - coupon payments, maturities and those due to early bond calls by issuers - fueled reinvestment. Meanwhile, investors took solace that the financial distress experienced by Puerto Rico, Detroit and a few California cities in bankruptcy did not expand to the broader market. Lastly, the tax advantages of munis had particular appeal due to the higher federal tax rates for top earners that took effect in 2013, as well as the new 3.8% Medicare tax on unearned, non-municipal investment income.

Comments from Douglas McGinley, Portfolio Manager of Fidelity® Conservative Income Municipal Bond Fund: For the year, the fund's Retail Class and Institutional Class shares returned 0.36% and 0.46%, respectively, compared with 0.35% for the Fidelity Conservative Income Municipal Bond Composite IndexSM, an equal weighted blend of the Barclays® Municipal 1 Year Bond Index and the iMoneyNetSM All Tax-Free National Retail Money Market Funds Average. In comparison, the Barclays® Municipal 1 Year Bond Index rose 0.58%. We had a lot of success finding attractively valued variable-rate securities. Anchoring the portfolio with this higher-yielding paper - which ranged from about 30% to around 60% of assets during the period - allowed us to buy higher-yielding, longer-term fixed-rate securities. Blending these investments with the short-term, variable-rate holdings allowed us to provide additional yield while simultaneously subduing interest-rate risk. Among fixed-rate alternatives, certain sectors provided good risk/reward opportunities, including select hospitals and airports.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Conservative Income Municipal Bond	.40%
Actual		$ 1,000.00	$ 1,000.90	$ 2.02
Hypothetical A		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.30%
Actual		$ 1,000.00	$ 1,001.40	$ 1.51
Hypothetical A		$ 1,000.00	$ 1,023.69	$ 1.53

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Effective Maturity Diversification as of December 31, 2014
Days	% of fund's investments	% of fund's investments 6 months ago
1 - 7	44.6	63.5
8 - 30	0.3	0.7
31 - 60	4.1	2.7
61 - 90	0.4	1.5
91 - 180	7.9	3.3
> 180	42.7	28.3

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and permissible maturity shortening features other than interest rate resets.

Top Five States as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	16.1	17.4
Texas	15.8	13.0
Indiana	8.0	3.3
Florida	7.1	4.7
New Jersey	5.0	2.3
Top Five Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	17.7	15.0
Industrial Development	17.0	17.9
Electric Utilities	16.1	9.4
General Obligations	14.5	10.6
Transportation	11.3	7.3
Weighted Average Maturity as of December 31, 2014
		6 months ago
Years	0.9	0.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2014
6 months ago
Years	0.8	0.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
AAA 1.0%	AAA 1.4%
AA,A 52.7%	AA,A 33.8%
BBB 3.0%	BBB 2.7%
BB and Below 0.1%	BB and Below 0.0%
Not Rated 3.1%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 40.1%	Short-Term Investments and Net Other Assets 62.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments December 31, 2014

Showing Percentage of Net Assets

Municipal Bonds - 59.7%
	Principal Amount	Value
Alabama - 0.2%
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (b)	$ 350,000	$ 354,949
Alaska - 0.2%
Anchorage Gen. Oblig.:
Series 2005 A, 4% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	100,634
Series 2005 D, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	101,956
North Slope Borough Gen. Oblig. Series 2011 B:
4% 6/30/15	75,000	76,406
5% 6/30/15	40,000	40,939
		319,935
Arizona - 1.4%
Arizona Board of Regents Arizona State Univ. Rev. Series 2011, 3% 8/1/17	125,000	131,260
Arizona Ctfs. of Prtn.:
Series 2008 A, 4% 9/1/17 (FSA Insured)	125,000	134,826
Series 2010 A, 5% 10/1/17 (FSA Insured)	150,000	166,067
Series 2013 A, 3% 10/1/17	100,000	104,366
Series 2013 B, 5% 10/1/16	235,000	252,446
Arizona Health Facilities Auth. Rev.:
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/17	400,000	443,956
Series 2008 D, 5% 1/1/17	125,000	135,246
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2005 A1, 5% 9/1/17 (Pre-Refunded to 9/1/15 @ 100)	60,000	61,890
Series 2008:
4.375% 9/1/16	55,000	58,334
5.5% 9/1/16	120,000	129,488
Series 2013 A2, 5% 9/1/17	100,000	110,695
Arizona School Facilities Board Rev. Series 2005, 5% 1/1/15	325,000	325,042
Arizona State Lottery Rev. Series 2010 A, 3% 7/1/16 (FSA Insured)	175,000	181,655
Maricopa County Indl. Dev. Auth. Health Facilities Rev. Series 2007 A, 4.125% 7/1/15	270,000	275,079
Phoenix Gen. Oblig. Series 2007 A, 5% 7/1/15	70,000	71,653
Tucson Gen. Oblig. Series 2005 E, 3.75% 7/1/16 (FGIC Insured)	55,000	55,891
		2,637,894
Municipal Bonds - continued
	Principal Amount	Value
California - 0.9%
California Gen. Oblig.:
4.5% 3/1/15	$ 100,000	$ 100,721
5% 3/1/16	125,000	125,889
California Health Facilities Fing. Auth. Rev. Series 2011 A, 5% 3/1/16	325,000	342,176
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds Series 2006 C, 4.25%, tender 11/1/16 (FGIC Insured) (b)	175,000	186,177
California Statewide Cmntys. Dev. Auth. Rev.:
Series 2005 A:
5% 3/1/17	75,000	75,432
5% 3/1/18	350,000	352,139
Series 2007 F, 5.25% 7/1/16 (FSA Insured)	100,000	107,040
5% 3/1/15	400,000	403,008
Los Angeles Dept. Arpt. Rev. Series 2009 D, 5% 5/15/15	60,000	61,040
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2011 A, 5% 7/1/15	45,000	46,062
		1,799,684
Colorado - 1.2%
Colorado Health Facilities Auth. Rev.:
(Parkview Med. Ctr., Inc. Proj.) Series 2012, 4% 9/1/16	140,000	147,364
Bonds Series 2008 C2, 4%, tender 11/12/15 (b)	100,000	103,182
Series 2008 D1, 5% 10/1/16	75,000	80,582
Series 2009 A:
4% 7/1/15	150,000	150,161
5% 7/1/15	330,000	337,428
5% 7/1/16	200,000	212,908
Series 2011 A:
3.5% 2/1/15	100,000	100,266
5% 2/1/16	125,000	131,061
5% 2/1/17	150,000	162,452
5% 2/1/18	70,000	77,970
4.125% 7/1/17	200,000	200,222
5.125% 10/1/17	50,000	55,423
5.125% 11/15/17	185,000	200,266
Denver City & County Arpt. Rev.:
Series 2005 A, 5% 11/15/17 (XL Cap. Assurance, Inc. Insured)	75,000	77,860
Series 2011 A, 4% 11/15/17 (c)	50,000	54,290
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
Denver City & County Arpt. Rev.: - continued
Series 2012 A, 4% 11/15/17 (c)	$ 50,000	$ 54,290
Univ. of Colorado Enterprise Sys. Rev. Series 2012 A1, 2% 6/1/15	75,000	75,562
		2,221,287
Connecticut - 2.5%
Connecticut Gen. Oblig.:
Series 2007 B, 5% 5/1/15	245,000	248,832
Series 2009 A, 5% 2/15/15	200,000	201,162
Series 2009 B, 5% 3/1/15	250,000	251,990
0.81% 5/15/17 (b)	3,000,000	3,033,090
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	280,000	284,707
Series 2012 D, 5% 7/1/18	225,000	250,756
Series N, 4% 7/1/17	90,000	95,994
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2008 I, 3% 2/1/15	100,000	100,231
New Haven Gen. Oblig. Series 2013 B, 3% 9/1/16 (FSA Insured)	200,000	206,672
		4,673,434
Delaware - 0.0%
Delaware Gen. Oblig. Series 2009 B, 5% 1/1/15	85,000	85,012
Delaware, New Jersey - 0.6%
Delaware River & Bay Auth. Rev. Series 2014 C, 5% 1/1/18	1,000,000	1,114,570
District Of Columbia - 0.2%
District of Columbia Ctfs. of Prtn. 5.25% 1/1/17 (Pre-Refunded to 1/1/16 @ 100)	60,000	62,959
District of Columbia Gen. Oblig. Series 1998 B, 6% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	102,367
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2012 A, 5% 10/1/18 (c)	200,000	226,976
		392,302
Florida - 5.5%
Broward County Arpt. Sys. Rev. Series 2013 B, 3% 10/1/15	100,000	102,058
Broward County School Board Ctfs. of Prtn.:
Series 2004 C, 5.25% 7/1/15 (FSA Insured)	75,000	76,799
Series 2006 A, 4.25% 7/1/16 (FSA Insured)	60,000	63,217
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Broward County School Board Ctfs. of Prtn.: - continued
Series 2008 A, 5% 7/1/16 (FSA Insured)	$ 75,000	$ 79,852
Citizens Property Ins. Corp.:
Series 2007 A:
5% 3/1/16 (Escrowed to Maturity)	85,000	89,411
5% 3/1/17 (Escrowed to Maturity)	300,000	326,229
Series 2007 B, 5% 3/1/15	360,000	362,822
Series 2009 A1:
5.375% 6/1/16	90,000	95,941
5.5% 6/1/16 (Assured Guaranty Corp. Insured)	110,000	117,581
5.5% 6/1/17	355,000	393,099
Series 2010 A1:
4% 6/1/17 (FSA Insured)	150,000	160,545
4.25% 6/1/17	980,000	1,054,696
5% 6/1/15	255,000	259,957
5% 6/1/15	100,000	101,944
5% 6/1/15 (FSA Insured)	360,000	366,998
5% 6/1/16 (FSA Insured)	100,000	106,151
5% 6/1/17 (FSA Insured)	325,000	355,865
5.25% 6/1/17	515,000	567,221
Series 2011 A1, 5% 6/1/18	530,000	596,568
Series 2012 A, 5% 6/1/15	260,000	265,054
Series 2012 A1, 5% 6/1/17	80,000	87,678
5.25% 6/1/17 (FSA Insured)	410,000	451,574
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	110,000	110,409
Florida Board of Ed. Lottery Rev. Series 2009 A, 5% 7/1/15	100,000	102,341
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2008 C, 5% 6/1/15	75,000	76,470
Series 2009 D, 5% 6/1/15	90,000	91,764
Series 2013 C, 5% 6/1/15	100,000	101,960
Florida Dept. of Envir. Protection Rev. Series 2010 A, 5% 7/1/15	100,000	102,326
Florida Higher Edl. Facilities Fing. Auth. (Rollins College Proj.) Series 2012 A, 4% 12/1/16	65,000	69,072
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2010 A, 4% 10/1/16	200,000	212,300
Series 2010 B, 4.25% 10/1/18 (c)	70,000	77,750
6% 10/1/17 (c)	50,000	57,008
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2006 G, 5.125% 11/15/17	$ 200,000	$ 216,310
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/18	1,100,000	1,242,296
JEA Saint Johns River Pwr. Park Sys. Rev. Series 6, 5% 10/1/15	65,000	67,308
Lake County School Board Ctfs. of Prtn. Series 2014 A:
4% 6/1/18 (FSA Insured)	75,000	81,850
5% 6/1/17 (FSA Insured)	140,000	153,472
Miami-Dade County Aviation Rev.:
Series 2008 E, 5.375% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	115,000	129,009
Series 2010 B, 5% 10/1/17	75,000	83,486
Miami-Dade County Expressway Auth. Series 2014 B:
5% 7/1/17	250,000	275,143
5% 7/1/18	500,000	565,780
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 5/1/15 (FGIC Insured)	100,000	101,457
Series 2008 B, 5% 5/1/17	75,000	81,788
Reedy Creek Impt. District Utils. Rev. Series 2013 1, 5% 10/1/17	100,000	110,998
Tampa Health Sys. Rev.:
(Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	55,000	61,299
Series 2010, 5% 11/15/15	60,000	62,485
		10,315,341
Georgia - 0.9%
Atlanta Arpt. Rev. Series 2011 A:
5% 1/1/15	150,000	150,021
5% 1/1/17	225,000	244,143
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 1.375%, tender 4/4/17 (b)	430,000	431,277
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One) Series 2008 A, 5.25% 1/1/18	25,000	28,032
Series 2011 A, 5% 1/1/15	200,000	200,026
Series B, 6.25% 1/1/17	370,000	410,275
4.25% 1/1/18	100,000	109,167
5% 11/1/17	80,000	89,015
		1,661,956
Municipal Bonds - continued
	Principal Amount	Value
Hawaii - 0.6%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/18 (c)	$ 155,000	$ 175,107
Hawaii Gen. Oblig.:
Series 2010 DY, 4% 2/1/15	200,000	200,620
Series DR, 5% 6/1/15	75,000	76,467
Series DY, 5% 2/1/15	150,000	150,584
5.75% 2/1/15	110,000	110,494
State of Hawaii Dept. of Trans. Series 2013, 3% 8/1/16 (c)	380,000	392,950
		1,106,222
Illinois - 11.6%
Chicago Gen. Oblig.:
Series 1998, 5.5% 1/1/15 (Escrowed to Maturity)	110,000	110,000
Series 2007 A, 5% 12/1/16	100,000	106,384
Series 2008 A, 5% 1/1/18	75,000	80,296
Series 2009 A, 4% 1/1/18	100,000	104,202
Series A:
4% 1/1/15	120,000	120,011
5% 1/1/17 (FSA Insured)	55,000	57,137
4% 1/1/16	100,000	103,287
5% 1/1/18	205,000	219,475
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Series A, 4% 12/1/15	75,000	77,555
Chicago Midway Arpt. Rev.:
Series 1998 C, 5.5% 1/1/15	250,000	250,035
Series 2004 A, 4.5% 1/1/18 (AMBAC Finl. Group, Inc. Insured) (c)	50,000	50,122
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 B:
5.25% 1/1/15 (FGIC Insured)	275,000	275,039
5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	68,113
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	305,000	342,082
Series 2008 A, 5% 1/1/15 (FSA Insured)	325,000	325,042
Series 2010 A, 5% 1/1/16	310,000	324,083
Series 2010 E, 4.5% 1/1/16 (c)	400,000	415,800
Series 2011 B:
3% 1/1/15	250,000	250,020
4% 1/1/17	100,000	106,456
5% 1/1/17	360,000	390,330
5% 1/1/18 (c)	60,000	66,575
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2012 C, 4% 1/1/15	$ 165,000	$ 165,017
Series B, 5% 1/1/18 (FSA Insured)	150,000	161,862
Chicago Park District Gen. Oblig.:
Series 2008 H, 5% 1/1/17	250,000	270,700
Series 2011 C, 4% 1/1/15	150,000	150,015
Series 2011 D:
4% 1/1/18	120,000	129,130
5% 1/1/17	200,000	216,560
Series 2014 D, 4% 1/1/18	500,000	537,280
Series H, 5% 1/1/15	100,000	100,013
5% 1/1/17	300,000	324,840
Chicago Wastewtr. Transmission Rev.:
Series 2004 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	52,349
Series 2006 B:
5% 1/1/15 (FGIC Insured)	130,000	130,017
5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	95,000	102,533
Series 2010 A:
3% 1/1/18	60,000	63,231
4% 1/1/16	1,000,000	1,033,980
5% 1/1/15	75,000	75,010
Series 2012:
3% 1/1/15	175,000	175,012
3% 1/1/16	425,000	435,268
5.5% 1/1/15	100,000	100,014
Chicago Wtr. Rev.:
Series 2006 A, 5% 11/1/16 (AMBAC Insured)	560,000	601,972
Series 2008, 5% 11/1/15 (FSA Insured)	300,000	311,379
Series 2012, 4% 11/1/16	255,000	269,517
5% 11/1/17 (FSA Insured)	230,000	255,919
Cook County Gen. Oblig.:
Series 2009 A:
4% 11/15/16	95,000	100,669
5% 11/15/15	225,000	233,739
Series 2009 D, 5% 11/15/15	380,000	395,128
Series 2014 A:
5% 11/15/16	60,000	64,685
5% 11/15/17	400,000	441,268
Series B, 5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	772,219
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.):
Series B1, 1.1%, tender 2/15/18 (b)	$ 250,000	$ 247,750
Series B2, 1.875%, tender 2/12/15 (b)	815,000	816,361
Illinois Fin. Auth. Gas Supply Rev. Bonds:
(Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	585,000	614,262
(The Peoples Gas Lt. and Coke Co. Proj.) Series 2010 B, 2.625%, tender 8/1/15 (b)	225,000	227,689
Illinois Fin. Auth. Rev.:
Bonds Series 2012 E1, 5%, tender 5/1/15 (b)	200,000	203,128
Series 2004, 5% 11/15/15	100,000	100,322
Series 2007, 5% 7/1/15	100,000	102,331
Series 2010 A, 5.5% 5/1/17	100,000	109,467
Series 2010, 5% 2/15/17	70,000	75,368
Series 2012 A:
4% 5/15/15	825,000	834,603
4% 5/15/16	265,000	274,818
5% 8/15/16	100,000	106,848
5% 5/15/18	105,000	117,027
Series 2012 C, 5% 8/15/15	320,000	329,334
5% 4/1/16	120,000	126,553
5% 8/15/17	100,000	110,272
Illinois Gen. Oblig.:
Series 2004 A, 5% 3/1/17	75,000	75,241
Series 2006, 5% 1/1/17	100,000	103,553
Series 2007 A, 5% 6/1/18 (FSA Insured)	435,000	468,221
Series 2007 B:
5% 1/1/17	150,000	160,878
5.25% 1/1/18	275,000	302,885
Series 2014, 4% 2/1/18	300,000	319,899
Illinois Sales Tax Rev.:
Series 2005, 5% 6/15/15	65,000	66,394
Series 2013, 5% 6/15/17	75,000	82,640
Illinois Unemployment Ins. Fund Bldg. Receipts:
Series 2012 A:
5% 6/15/16	140,000	149,101
5% 12/15/16	50,000	54,261
Series 2012 B, 5% 6/15/18	165,000	178,591
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A:
0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 65,000	$ 63,287
0% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	71,273
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	147,626
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	55,000	53,068
0% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	105,000	98,923
Quincy Hosp. Rev. Series 2007, 5% 11/15/16	115,000	123,182
Railsplitter Tobacco Settlement Auth. Rev. Series 2010:
5% 6/1/15	790,000	804,702
5% 6/1/17	175,000	191,314
5% 6/1/18	535,000	601,056
Univ. of Illinois Board of Trustees Ctfs. of Prtn.:
Series 2008 A, 5% 10/1/16 (FSA Insured) (Pre-Refunded to 10/1/16 @ 100)	135,000	145,022
Series 2009 A, 4% 10/1/15	275,000	282,579
Univ. of Illinois Ctfs. of Prtn. Series 2014 A, 5% 10/1/18	500,000	564,705
Univ. of Illinois Rev.:
Series 2001 A, 5.5% 4/1/16 (AMBAC Insured)	65,000	69,008
Series 2006:
4.5% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	75,761
5% 4/1/16	250,000	263,875
5% 4/1/17 (Nat'l. Reinsurance Co. Insured)	300,000	316,305
5% 4/1/17	80,000	80,890
		21,821,743
Indiana - 1.6%
Indiana Fin. Auth. Health Sys. Rev. Series 2008 C, 5.5% 11/1/17	100,000	112,151
Indiana Fin. Auth. Hosp. Rev.:
Series 2011 N:
5% 3/1/16	75,000	78,919
5% 3/1/17	50,000	54,507
Series 2013 A, 5% 8/15/16	100,000	106,631
Indiana Fin. Auth. Rev.:
(l-69 Section 5 Proj.) Series 2014, 4% 3/1/17 (c)	800,000	843,560
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
4% 3/1/15	$ 100,000	$ 100,515
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series 2006 B, 5% 2/15/17	350,000	366,583
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	50,000	53,304
Series 2006 B8, 4.1%, tender 11/3/16 (b)	745,000	794,222
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	65,000	66,038
Indianapolis Arpt. Auth. Rev. Series 2010 A, 4% 1/1/15	145,000	145,016
Indianapolis Gas Util. Sys. Rev. 3.5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	105,504
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (c)	70,000	73,151
5% 1/1/17 (AMBAC Insured) (c)	50,000	53,073
Purdue Univ. Rev. Series A, 5% 7/1/15	75,000	76,775
		3,029,949
Kansas - 0.2%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 4% 9/1/17	175,000	188,564
Series 2014 A, 4% 9/1/16	100,000	105,634
		294,198
Kentucky - 0.7%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A:
5% 8/15/15	100,000	102,617
5% 8/15/17	450,000	491,949
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2001 B, 1.35%, tender 5/1/18 (b)(c)	500,000	496,935
Series 2003 A, 1.65%, tender 4/3/17 (b)	170,000	172,443
		1,263,944
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 1998 B, 5% 7/1/16	$ 140,000	$ 148,905
Louisiana Pub. Facilities Auth. Rev. Series 2009 A, 5% 7/1/17	125,000	136,891
		285,796
Maryland - 0.3%
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2008, 5% 2/15/15	175,000	176,012
Maryland Gen. Oblig.:
Series 2007, 5% 3/15/15	60,000	60,584
Series 2012 B, 5% 3/15/15	50,000	50,486
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2013 A, 3% 8/15/16	185,000	191,732
0% 7/1/15	50,000	49,932
		528,746
Massachusetts - 2.9%
Berkshire Wind Pwr. Coop. Corp. (Wind Proj.):
Series 1, 5% 7/1/16	250,000	266,288
Series 2010 1, 5% 7/1/15	100,000	102,266
Boston Gen. Oblig. Series 2011 D, 4% 4/1/15	100,000	100,920
Cambridge Gen. Oblig. Series 2013, 3% 2/15/15	100,000	100,343
Massachusetts Bay Trans. Auth. 5.875% 3/1/15	330,000	333,046
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/18	100,000	111,551
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds 0.59%, tender 1/30/18 (b)	1,990,000	1,997,502
Series 2011 H, 5% 7/1/15	175,000	178,154
Series 2011 K6, 5% 7/1/15	75,000	76,767
Series 2013 F, 3% 7/1/15	200,000	202,512
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/17 (b)(c)	150,000	151,403
Massachusetts Gen. Oblig. Series 2002 C, 5.5% 11/1/15	75,000	78,278
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Partners HealthCare Sys., Inc. Proj.) Series 2007 G, 5% 7/1/18	100,000	110,632
Series 2004 D, 5% 11/15/16	275,000	296,101
Series 2008 D, 4.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	178,498
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Series 2008 E2:
5% 7/1/15	$ 85,000	$ 86,906
5% 7/1/17	120,000	131,726
Series 2010 H, 5% 7/1/16	125,000	132,243
Series 2010 J2, 5% 7/1/15	75,000	76,767
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear Proj. #5) Series 2012 A, 5% 7/1/15	140,000	143,270
(Nuclear Proj. 3) Series 2011, 5% 7/1/15	300,000	307,008
4% 7/1/16	200,000	210,444
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2009 A, 5% 5/15/15	60,000	61,046
Medford Gen. Oblig. Series 2011 B, 5% 3/1/15	80,000	80,618
		5,514,289
Michigan - 3.0%
Forest Hills Pub. Schools 4% 5/1/17 (a)	580,000	618,686
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (b)	50,000	50,067
Series 2011 A, 5% 11/15/15	60,000	62,330
Michigan Fin. Auth. Rev. Series 2014, 4% 6/1/18	300,000	326,349
Michigan Hosp. Fin. Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) 1.5%, tender 3/15/17 (b)	800,000	813,016
Series 2010 F3, 1.4%, tender 6/29/18 (b)	775,000	780,270
Series 2008 A, 5.25% 5/15/17	165,000	180,208
Series 2012 A, 5% 6/1/15	150,000	152,916
Oakland Univ. Rev.:
Series 2012:
2.5% 3/1/15	420,000	421,436
3% 3/1/16	110,000	113,260
4% 3/1/17	270,000	288,222
4% 3/1/18	80,000	86,961
Series 2013 A, 4% 3/1/18	375,000	407,629
Roseville Cmnty. Schools Series 2014, 5% 5/1/18	350,000	390,481
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/17	150,000	164,961
5% 9/1/18	200,000	224,788
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Wayne County Arpt. Auth. Rev. 5% 12/1/15 (FGIC Insured)	$ 100,000	$ 104,020
Wayne-Westland Cmnty. Schools Series 2014, 5% 5/1/18	250,000	279,088
Western Michigan Univ. Rev.:
Series 2013, 4% 11/15/16	100,000	106,216
Series 2014, 5% 11/15/17	100,000	111,213
		5,682,117
Minnesota - 1.7%
Anoka-Hennepin Independent School District #11 (Minnesota School District Cr. Enhancement Prog.) Series 2011 A, 4% 2/1/15	970,000	973,007
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 B, 5% 1/1/18 (c)	600,000	667,056
5% 1/1/16 (c)	265,000	265,000
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	150,000	150,020
Shakopee Health Care Facilities Rev. Series 2014:
4% 9/1/16	295,000	311,370
5% 9/1/17	450,000	497,750
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2002 A:
5.25% 1/1/15	90,000	90,013
5.25% 1/1/17	10,000	10,886
0% 1/1/18 (AMBAC Insured)	110,000	106,108
Univ. of Minnesota Gen. Oblig. Series 2010 C, 3% 2/1/15	70,000	70,161
		3,141,371
Mississippi - 0.0%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.57% 9/1/17 (b)	90,000	90,459
Missouri - 0.6%
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (c)	1,000,000	1,063,310
Nebraska - 0.3%
Nebraska Pub. Pwr. District Rev.:
Series 2007 B, 4% 1/1/15 (FSA Insured)	55,000	55,006
Series 2012 A, 4% 1/1/15	380,000	380,038
Municipal Bonds - continued
	Principal Amount	Value
Nebraska - continued
Nebraska Pub. Pwr. District Rev.: - continued
Series 2013 A, 3% 1/1/15	$ 60,000	$ 60,004
Omaha Pub. Pwr. District Elec. Rev. Series 2007 A, 4% 2/1/18 (Pre-Refunded to 2/1/17 @ 100)	65,000	69,552
		564,600
Nevada - 3.1%
Clark County Arpt. Rev.:
Series 2008 E, 5% 7/1/15	75,000	76,741
Series 2013 C1, 2.5% 7/1/15 (c)	1,350,000	1,364,013
5% 7/1/17 (AMBAC Insured) (c)	100,000	109,461
Clark County Fuel Tax Series 2009 A, 3% 12/1/16	75,000	78,415
Clark County School District:
Series 1998 A, 5.5% 6/15/15	150,000	153,542
Series 2005 A:
5% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	115,000	118,464
5% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150,000	1,184,592
5.25% 6/15/15	50,000	51,126
Series 2005 B:
5% 6/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	210,000	214,494
5% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	206,078
Series 2005 C, 5% 6/15/16 (FSA Insured)	75,000	78,305
Series 2006 B, 5% 6/15/15	60,000	61,284
Series 2007 A, 4.5% 6/15/17 (FGIC Insured)	515,000	559,414
Series 2007 B, 5% 6/15/15	125,000	127,675
Series 2007 C, 5% 6/15/18	175,000	195,458
Series 2008 A, 5% 6/15/17	100,000	110,084
Series 2012 A, 5% 6/15/15	250,000	255,350
Series 2014 A, 5.5% 6/15/17	75,000	83,448
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2005 A, 5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	101,894
Series 2010 B, 4% 3/1/17	55,000	58,822
Series 2012 B, 5% 6/1/18	70,000	79,017
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/15	75,000	76,467
Municipal Bonds - continued
	Principal Amount	Value
Nevada - continued
Nevada Gen. Oblig.: - continued
5% 2/1/15	$ 75,000	$ 75,290
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/17	350,000	379,575
		5,799,009
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Rev. 4% 7/1/15	60,000	60,844
New Jersey - 3.4%
New Jersey Ctfs. of Prtn.:
Series 2009 A, 5% 6/15/16	50,000	53,034
5% 6/15/15	50,000	51,201
New Jersey Econ. Dev. Auth. Rev.:
Series 2003 A, 0% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	69,651
Series 2011 EE, 5% 9/1/18	165,000	184,450
Series 2012, 5% 6/15/17	500,000	545,960
5.25% 12/15/15	70,000	73,099
5.25% 12/15/15 (Escrowed to Maturity)	45,000	47,133
New Jersey Edl. Facilities Auth. Rev.:
Series 2005 D, 5% 7/1/15	100,000	102,266
Series 2011 C, 4% 7/1/15	250,000	254,453
Series 2013 A, 5% 7/1/17	50,000	54,925
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	75,000	82,730
Series 2009 A, 5.25% 7/1/16	125,000	133,355
Series 2011:
4% 7/1/15	100,000	101,618
4% 7/1/16	250,000	261,758
5% 7/1/15	200,000	204,582
5% 7/1/16	1,150,000	1,221,392
5% 7/1/17	75,000	82,212
Series 2013 A, 3% 7/1/16	115,000	118,229
4% 7/1/17	150,000	160,410
4.25% 1/1/15	100,000	100,010
New Jersey Trans. Trust Fund Auth.:
Series 2011 B, 5% 6/15/18	130,000	144,557
Series 2012 AA, 4% 6/15/18	970,000	1,046,291
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/17	1,000,000	1,094,470
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Rutgers State Univ. Rev.:
Series 2009 F, 4% 5/1/15	$ 100,000	$ 101,226
Series 2010 I, 5% 5/1/15	75,000	76,159
		6,365,171
New Mexico - 2.8%
Farmington Poll. Cont. Rev. Bonds:
(Southern Cal. Edison Co. Four Corners Proj.) Series 2005 A, 2.875%, tender 4/1/15 (b)	2,980,000	2,996,390
(Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	2,100,000	2,111,550
New Mexico Severance Tax Rev. Series 2009 A, 5% 7/1/15	95,000	97,243
		5,205,183
New York - 1.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.25% 11/15/16	100,000	107,113
Hempstead Town Gen. Oblig. Series 2008 A, 5% 8/15/15	80,000	82,363
New York City Gen. Oblig.:
Series 2005 G, 5% 8/1/15	50,000	51,389
Series 2009 H1, 5% 3/1/15	95,000	95,746
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2006 BB, 4% 6/15/17 (Pre-Refunded to 6/15/16 @ 100)	75,000	78,889
New York City Transitional Fin. Auth. Rev.:
Series 2011 D1, 5% 2/1/15	105,000	105,413
Series 2011 E, 5% 11/1/15	50,000	51,981
Series 2012 F1, 1.5% 5/1/15	100,000	100,441
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. 5% 2/15/15	50,000	50,278
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2009 G, 5% 3/15/15	105,000	106,013
5% 3/15/15 (FSA Insured)	75,000	75,725
New York Dorm. Auth. Revs.:
Series 2008 B, 5% 7/1/15	100,000	102,341
Series 2011 A:
4% 5/1/15	100,000	101,161
5% 7/1/15	100,000	102,222
New York Local Govt. Assistance Corp. Series 2008 C, 5% 4/1/15	175,000	177,023
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York State Envir. Facilities Corp. Rev. Series 2013 B, 3% 5/15/15	$ 115,000	$ 116,190
New York State Gen. Oblig.:
Series 2007 A, 4% 3/1/15	50,000	50,321
Series 2008 A, 4% 3/1/15	80,000	80,513
Series 2009 C, 3% 2/1/15	200,000	200,470
Series 2011 C, 4% 9/1/15	60,000	61,507
Series C 5% 4/15/15	145,000	146,949
New York Thruway Auth. Gen. Rev. Series 2007 H, 4% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	70,482
New York Thruway Auth. Personal Income Tax Rev. Series 2012 A, 4% 3/15/15	135,000	136,041
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 B, 5% 4/1/15	80,000	80,927
Series 2010 A, 5% 4/1/15	75,000	75,869
New York Thruway Auth. Svc. Contract Rev. Series 2008, 3.2% 4/1/15	75,000	75,551
Triborough Bridge & Tunnel Auth. Revs. Series 2002 B, 5.25% 11/15/15	100,000	104,328
		2,587,246
North Carolina - 1.4%
Charlotte Int'l. Arpt. Rev.:
Series 2009 B, 5% 7/1/15	105,000	107,511
Series 2011 A, 2.5% 7/1/16	100,000	103,124
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2009 A, 4% 1/15/17	150,000	159,623
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1991 A, 6.5% 1/1/18 (Assured Guaranty Corp. Insured)	50,000	57,337
Series 2005 A, 5% 1/1/16 (AMBAC Insured)	100,000	104,451
Series 2009 A, 5% 1/1/18	100,000	110,678
Series 2009 B, 5% 1/1/17	260,000	280,241
Series 2010 A, 5% 1/1/15	425,000	425,055
Series 2012 B:
5% 1/1/15	150,000	150,020
5% 1/1/16	75,000	78,338
Series A, 5% 1/1/15	340,000	340,044
North Carolina Gen. Oblig. Series 2005 B, 5% 4/1/15	50,000	50,578
North Carolina Med. Care Commission Health Care Facilities Rev. 4% 12/1/15	50,000	51,639
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15	$ 20,000	$ 20,003
Series 2008 A:
5.25% 1/1/15	85,000	85,012
5.25% 1/1/16	100,000	104,799
5.25% 1/1/17	235,000	255,614
Series 2012 A, 4% 1/1/18	190,000	206,258
		2,690,325
Ohio - 2.0%
Cleveland Ctfs. of Prtn. (Cleveland Stadium Proj.) Series 2010 A, 5% 11/15/17	200,000	218,862
Cleveland Wtr. Rev.:
Series 2009 C, 4% 1/1/15	220,000	220,024
Series 2011 W, 5% 1/1/15	235,000	235,031
Franklin County Hosp. Rev. Bonds Series 2011 D, 4%, tender 8/1/16 (b)	895,000	938,569
Hamilton County Health Care Facilities Rev. 5% 6/1/17	65,000	70,929
Hamilton County Hosp. Facilities Rev. Series 2014 S, 3% 5/15/15	100,000	101,028
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/15 (FSA Insured)	100,000	101,861
Kent State Univ. Revs.:
Series 2009 B, 5% 5/1/17 (Assured Guaranty Corp. Insured)	60,000	65,474
Series 2012 A, 5% 5/1/15	75,000	76,159
Montgomery County Rev. Series 2009 A, 4% 5/1/16	100,000	100,107
Ohio Bldg. Auth. (Juvenille Correctional Bldg. Fund Projs.) Series 2007 A, 5.5% 4/1/16 (FSA Insured)	75,000	79,769
Ohio Gen. Oblig. Series 2012 L, 2% 2/1/15	150,000	150,224
Ohio Higher Edl. Facility Commission Rev.:
(Univ. of Dayton 2009 Proj.) 5% 12/1/17	155,000	171,236
Series 2010 A, 3.5% 1/15/16	50,000	51,574
Ohio Hosp. Rev. Series 2012 A, 4% 1/15/15	140,000	140,190
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (b)	850,000	860,761
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2011 A, 5% 6/1/15	100,000	101,964
Univ. of Cincinnati Gen. Receipts Series 2011 A, 5% 6/1/15	140,000	142,722
		3,826,484
Municipal Bonds - continued
	Principal Amount	Value
Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2008 C, 5% 8/15/16	$ 200,000	$ 214,030
Oregon - 0.3%
Clackamas County Hosp. Facility Auth. Series 2009 A, 4% 7/15/15	160,000	163,120
Oregon Gen. Oblig. Series 2009 A, 3% 4/1/15	250,000	251,705
Port of Portland Arpt. Rev. 5% 7/1/18 (c)	80,000	89,998
Portland Wtr. Sys. Rev. Series 2012 A, 5% 4/1/15	75,000	75,867
		580,690
Pennsylvania - 2.5%
Allegheny County Arpt. Auth. Rev.:
Series 2007 A, 5% 1/1/16 (FSA Insured) (c)	415,000	433,472
Series 2007 B:
5% 1/1/17 (FSA Insured)	140,000	151,418
5% 1/1/18 (FSA Insured)	485,000	539,655
4.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	65,000	65,007
Allegheny County Hosp. Dev. Auth. Rev.:
Series 2008 A, 5% 9/1/17	95,000	105,187
Series 2010 A:
5% 5/15/15	100,000	101,737
5% 5/15/18	100,000	112,717
Bucks Co. Indl. Dev. Auth. Solid Waste Rev. Bonds 1.375%, tender 2/1/17 (b)	350,000	352,751
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 A, 4% 7/1/15	75,000	76,410
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/15	100,000	101,222
Monroeville Fin. Auth. UPMC Rev. Series 2012:
4% 2/15/17	75,000	80,105
4% 2/15/18	100,000	108,965
Montgomery County Indl. Dev. 4% 10/1/17	200,000	216,830
Montgomery County Higher Ed. & Health Auth. Hosp. Rev.:
(Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	75,000	81,860
Series 2009 A, 5% 6/1/18	130,000	145,360
Pennsylvania Gen. Oblig.:
Series 2005 1, 5% 7/1/15	200,000	204,782
Series 2010 3A, 5% 7/15/15	60,000	61,549
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Sys. Proj.) Series 2005 A, 5% 8/15/15	$ 220,000	$ 226,457
Series 2006 1, 5% 4/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	184,310
Series 2010 1, 5% 4/1/18	200,000	224,048
Series 2010 E, 5% 5/15/18	100,000	112,717
Series 2012 1, 4% 4/1/16	60,000	62,455
5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	115,000	121,059
Philadelphia Arpt. Rev. Series 2010 C, 5% 6/15/18 (c)	270,000	304,196
Philadelphia Gas Works Rev.:
Eighth Series A, 5% 8/1/16	100,000	106,748
Tenth Series 1998, 5% 7/1/15	150,000	152,814
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A, 5% 6/15/16	205,000	218,327
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 4% 3/1/17	105,000	111,901
		4,764,059
South Carolina - 0.6%
Richland County Gen. Oblig. Series 2007 C, 4% 3/1/15	100,000	100,623
South Carolina Gen. Oblig. Series 2011 A, 5% 3/1/15	50,000	50,388
South Carolina Pub. Svc. Auth. Rev.:
Series 2006 A, 5% 1/1/15 (Escrowed to Maturity)	140,000	140,000
Series 2006 C, 5% 1/1/18 (FSA Insured)	125,000	134,963
Series 2007 A, 5% 1/1/18 (Pre-Refunded to 1/1/17 @ 100)	50,000	54,348
Series 2007 B, 5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	100,013
Series 2009 E:
3.25% 1/1/15 (Escrowed to Maturity)	150,000	150,000
5% 1/1/15 (Escrowed to Maturity)	160,000	160,000
Series 2010 B:
4% 1/1/15	100,000	100,011
5% 1/1/18	75,000	83,687
5% 1/1/15 (Escrowed to Maturity)	90,000	90,000
5% 1/1/15 (FSA Insured)	20,000	20,003
		1,184,036
Tennessee - 0.4%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.5% 4/1/16	190,000	201,594
Municipal Bonds - continued
	Principal Amount	Value
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (c)	$ 30,000	$ 32,846
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	475,000	489,321
		723,761
Texas - 2.4%
Cypress-Fairbanks Independent School District Series 2008, 5% 2/15/15	150,000	150,855
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/16	85,000	91,580
Series 2013 E, 5% 11/1/17 (c)	100,000	111,121
Series 2014 A:
3% 11/1/16 (c)	180,000	187,438
3% 11/1/17 (c)	185,000	195,260
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2013 A, 4% 12/1/16	200,000	212,648
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Hosp. Sys. Proj.) Series 1998, 5.5% 6/1/15 (FSA Insured)	225,000	229,734
Harris County Health Facilities Dev. Corp. Rev. Series 2005 A6, 5% 7/1/16 (FSA Insured)	100,000	106,361
Houston Arpt. Sys. Rev. Series 2012 A, 5% 7/1/18 (c)	90,000	101,150
Houston Cmnty. College Sys. Rev. Series 2011, 5% 2/15/18	65,000	72,937
Houston Gen. Oblig.:
Series 2007 A:
4% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	100,632
5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	125,000	125,995
Series 2009 A, 4.25% 3/1/15	175,000	176,178
Lower Colorado River Auth. Rev.:
Series 2012, 3.5% 5/15/16	65,000	67,699
Series 2013, 4% 5/15/15	225,000	228,143
5% 5/15/15	285,000	290,002
Lower Colorado River Auth. Transmission Contract Rev.:
(LCRA Transmission Corp. Proj.) Series 2011 A, 5% 5/15/15	515,000	523,925
(LCRA Transmission Svcs. Corp. Proj.) Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	100,000	101,733
5% 5/15/17	140,000	153,052
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
San Antonio Elec. & Gas Sys. Rev.:
Series 2002, 5.375% 2/1/15	$ 355,000	$ 356,509
Series 2006 A, 5% 2/1/15	175,000	175,691
Series 2006 B, 5% 2/1/18	60,000	65,369
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/17	60,000	66,650
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2011 A, 5% 11/15/15	70,000	72,719
Tarrant Reg'l. Wtr. District Wtr. Rev. Series 2012, 5% 3/1/15	125,000	125,998
Texas A&M Univ. Rev.:
Series 2005 B, 5% 5/15/15	115,000	117,014
Series 2009 A, 5% 5/15/15	100,000	101,751
Series 2010 A, 4% 5/15/15	100,000	101,393
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/15	80,000	80,925
		4,490,462
Utah - 0.0%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2009 A, 5% 7/1/15	90,000	92,107
Virginia - 0.0%
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 2.375%, tender 11/1/15 (b)	75,000	76,154
Washington - 1.3%
Chelan County Pub. Util. District #1 Rev. Series 2011 B, 5% 7/1/18 (c)	100,000	111,989
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/16	65,000	67,999
Energy Northwest Elec. Rev.:
(Proj. #3) Series 2007 A, 5% 7/1/15	55,000	56,282
(Proj. 1) Series 2010 A, 3% 7/1/15	110,000	111,496
(Proj. 3) Series 2005 A, 5% 7/1/15	50,000	51,166
Series 2007 C, 5% 7/1/15	100,000	102,331
Series 2008 A, 5% 7/1/15	60,000	61,399
Series 2011 A, 4% 7/1/15	120,000	122,214
Port of Seattle Rev.:
Series 2005 A, 5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	100,659
Series 2010 B, 4% 6/1/15	130,000	131,950
Series 2012 B, 4% 8/1/17 (c)	115,000	123,547
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Seattle Muni. Lt. & Pwr. Rev.:
Series 2008, 5.25% 4/1/15	$ 100,000	$ 101,211
Series 2011 A, 5% 2/1/15	305,000	306,202
Washington Ctfs. of Prtn.:
Series 2003 B, 5% 4/1/15	300,000	303,456
Series 2013 D, 4% 7/1/17	70,000	75,377
Washington Gen. Oblig.:
Series 2006 RA, 5% 7/1/15	100,000	102,361
Series 2007 RA, 5% 1/1/15 (AMBAC Insured)	70,000	70,010
Series 2008 C, 5% 1/1/15	70,000	70,010
Series 2011 A, 5% 1/1/15	65,000	65,009
Series 2011 CR, 4% 7/1/15	75,000	76,421
Washington Health Care Facilities Auth. Rev. Series 2014, 5% 3/1/18	225,000	248,643
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series 1993 C, 0% 7/1/18	100,000	95,517
		2,555,249
Wisconsin - 0.8%
Milwaukee County Arpt. Rev. Series 2007 A, 5% 12/1/17 (c)	200,000	215,750
Milwaukee Gen. Oblig. 5% 2/15/15 (FSA Insured)	75,000	75,436
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15	145,000	147,255
Series 2008 A, 5% 5/1/15	100,000	101,555
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 3/1/18 (b)	550,000	597,498
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	55,000	59,585
Series 2012 B:
4% 8/15/15	130,000	133,002
5% 8/15/16	75,000	80,211
5.625% 2/15/15 (AMBAC Insured)	90,000	90,582
		1,500,874
TOTAL MUNICIPAL BONDS (Cost $112,565,690)		112,678,792
Municipal Notes - 42.1%
	Principal Amount	Value
California - 0.5%
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series Putters 4478Z, 0.24% 1/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	$ 1,000,000	$ 1,000,000
District Of Columbia - 0.5%
District of Columbia Rev. Series 2007, 0.22% 1/7/15, LOC SunTrust Banks, Inc., VRDN (b)	1,000,000	1,000,000
Florida - 1.6%
Florida Hsg. Fin. Corp. Rev.:
(Stuart Pointe Apts. Proj.) Series B1, 0.25% 1/7/15, LOC SunTrust Banks, Inc., VRDN (b)(c)	1,480,000	1,480,000
Series 2005 B3, 0.25% 1/7/15, LOC SunTrust Banks, Inc., VRDN (b)(c)	50,000	50,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida Kidney Centers, Inc. Proj.) Series 2000, 0.22% 1/7/15, LOC SunTrust Banks, Inc., VRDN (b)	1,000,000	1,000,000
Tampa Edl. Facilities Rev. (Academy of The Holy Names Proj.) Series 2001, 0.22% 1/7/15, LOC SunTrust Banks, Inc., VRDN (b)	510,000	510,000
		3,040,000
Georgia - 0.4%
Cherokee County Dev. Auth. Rev. (Goodwill of North Georgia, Inc. Proj.) Series 2008, 0.22% 1/7/15, LOC SunTrust Banks, Inc., VRDN (b)	600,000	600,000
Fulton County Dev. Auth. Edl. Fa (The Donnollen School, Inc. Proj.) Series 2000, 0.14% 1/7/15, LOC Bank of New York, New York, VRDN (b)	100,000	100,000
		700,000
Illinois - 4.5%
Chicago Sales Tax Rev. Series 2002, 0.16% 1/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	800,000	800,000
Deutsche Bank Spears/Lifers Trust Participating VRDN Series DB 308, 0.27% 1/7/15 (Liquidity Facility Deutsche Bank AG) (b)(d)	2,800,000	2,800,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 1998 B:
0.23% 1/2/15 (FSA Insured), VRDN (b)	2,600,000	2,600,000
0.23% 1/7/15 (FSA Insured), VRDN (b)	2,350,000	2,350,000
		8,550,000
Indiana - 6.4%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 0.35% 1/7/15, VRDN (b)(c)	1,600,000	1,600,000
Municipal Notes - continued
	Principal Amount	Value
Indiana - continued
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.): - continued
Series 2003 B, 0.25% 1/7/15, VRDN (b)(c)	$ 9,580,000	$ 9,579,972
Indiana Health Facility Fing. Auth. Rev. (Pathfinder Svcs., Inc. Proj.) Series 1996, 0.14% 1/7/15, LOC Wells Fargo Bank NA, VRDN (b)	845,000	845,000
		12,024,972
Kentucky - 0.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	300,000	328,848
Louisiana - 3.8%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.22% 1/7/15, VRDN (b)	4,000,000	4,000,000
Series 2010 B1, 0.2% 1/7/15, VRDN (b)	3,100,000	3,100,000
		7,100,000
Maryland - 1.5%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 1995, 0.19% 1/7/15 (Liquidity Facility Manufacturers & Traders Trust Co.), VRDN (b)	2,750,000	2,750,000
Montgomery County Econ. Dev. Rev. 0.14% 1/7/15, LOC Wells Fargo Bank NA, VRDN (b)	100,000	100,000
		2,850,000
Massachusetts - 0.0%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (New England Pwr. Co. Proj.) Series 1993 B, 0.46% tender 1/7/15, CP mode	100,000	100,000
Michigan - 0.2%
Lowell Mich Ltd. Oblig. Indl. Dev. (Litehouse, Inc. Proj.) Series 2003, 0.44% 1/7/15, LOC Fifth Third Bank, Cincinnati, VRDN (b)(c)	100,000	100,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Crest Industries, Inc. Proj.) Series 2000 A, 0.51% 1/7/15, LOC JPMorgan Chase Bank, VRDN (b)(c)	35,000	35,000
(Kay Screen Printing, Inc. Proj.) Series 2000, 0.31% 1/7/15, LOC JPMorgan Chase Bank, VRDN (b)(c)	200,000	200,000
(Press-Way, Inc. Proj.) Series 1998, 0.43% 1/7/15, LOC JPMorgan Chase Bank, VRDN (b)(c)	100,000	100,000
		435,000
Municipal Notes - continued
	Principal Amount	Value
Mississippi - 0.5%
Mississippi Bus. Fin. Corp. Rev. (Utils. Optimization LLC Proj.) Series 2002 A, 0.24% 1/7/15, LOC Cap. One Bank, VRDN (b)(c)	$ 900,000	$ 900,000
New Hampshire - 1.3%
New Hampshire Bus. Fin. Auth. Rev. Series 2008, 0.16% 1/2/15, LOC RBS Citizens NA, VRDN (b)	2,440,000	2,440,000
New Jersey - 1.6%
New Jersey Edl. Facilities Auth. Rev. Series 2008 F, 0.25% 1/7/15, LOC RBS Citizens NA, VRDN (b)	1,200,000	1,200,000
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN Series Floaters 3018, 0.43% 1/7/15 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)	1,750,725	1,750,725
		2,950,725
New York - 0.4%
Rockland County Gen. Oblig. TAN Series 2014, 2% 3/17/15	350,000	350,903
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A, 0.29% 1/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)(c)	365,000	365,000
		715,903
North Carolina - 0.2%
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2003, 0.14% 1/7/15, LOC Branch Banking & Trust Co., VRDN (b)	400,000	400,000
Ohio - 0.0%
Franklin County Indl. Dev. Rev. (Girl Scout Council Proj.) 0.43% 1/7/15, LOC PNC Bank NA, VRDN (b)	90,000	90,000
Pennsylvania - 0.8%
Butler County Hosp. Auth. Hosp. Rev. Series 2012 A, 0.24% 1/7/15, LOC Citizens Bank of Pennsylvania, VRDN (b)	300,000	300,000
Luzerne County Series A, 0.65% 1/7/15 (FSA Insured), VRDN (b)	1,150,000	1,150,000
		1,450,000
Puerto Rico - 1.9%
Puttable Floating Option Tax Receipts Participating VRDN:
Series DB 284, 0.57% 1/7/15 (Liquidity Facility Deutsche Bank AG) (b)(d)	255,000	255,000
Municipal Notes - continued
	Principal Amount	Value
Puerto Rico - continued
Puttable Floating Option Tax Receipts Participating VRDN: - continued
Series DB 285, 0.57% 1/7/15 (Liquidity Facility Deutsche Bank AG) (b)(d)	$ 2,955,000	$ 2,955,000
Series DB 352, 0.57% 1/7/15 (Liquidity Facility Deutsche Bank AG) (b)(d)	330,000	330,000
		3,540,000
Rhode Island - 0.9%
Rhode Island Health & Ed. Bldg. Corp. Rev. Series 2007, 0.25% 1/7/15, LOC RBS Citizens NA, VRDN (b)	720,000	720,000
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2005 A:
0.17% 1/2/15, LOC RBS Citizens NA, VRDN (b)	590,000	590,000
0.2% 1/2/15, LOC RBS Citizens NA, VRDN (b)	315,000	315,000
		1,625,000
Tennessee - 0.3%
Nashville Metropolitan Govt. Edl. Facilites Rev. (Univ. School Proj.) Series 2002, 0.22% 1/7/15, LOC SunTrust Banks, Inc., VRDN (b)	540,000	540,000
Texas - 13.4%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.2% 1/2/15, VRDN (b)	940,000	940,000
Series 2009 A, 0.2% 1/2/15, VRDN (b)	3,200,000	3,200,000
Series 2009 C, 0.2% 1/2/15, VRDN (b)	4,305,000	4,305,000
Series 2010 B, 0.2% 1/2/15, VRDN (b)	2,980,000	2,980,000
Series 2010 C, 0.2% 1/2/15, VRDN (b)	1,780,000	1,780,000
Series 2010 D, 0.2% 1/2/15, VRDN (b)	9,400,000	9,400,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 2974, 0.24% 1/7/15 (Liquidity Facility Cr. Suisse AG) (b)(d)	2,700,000	2,700,000
		25,305,000
Utah - 0.1%
Sanpete County School Facilities Rev. 0.14% 1/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	165,000	165,000
Municipal Notes - continued
	Principal Amount	Value
Virginia - 0.2%
Arlington County Indl. Rev. (Nat'l. Science Teachers Assoc. Proj.) Series 2000 A, 0.22% 1/7/15, LOC SunTrust Banks, Inc., VRDN (b)	$ 310,000	$ 310,000
Lynchburg Indl. Dev. Auth. Recreational (Young Men's Christian Assoc. of Central Virginia Proj.) Series 2001, 0.14% 1/7/15, LOC Wells Fargo Bank NA, VRDN (b)	120,000	120,000
		430,000
Washington - 0.4%
Washington Health Care Facilities Auth. Rev. Participating VRDN Series MS 3354, 0.21% 1/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	700,000	700,000
Wisconsin - 0.1%
Kimberly Dev. Rev. (Fox Cities YMCA Proj.) Series 2002, 0.43% 1/7/15, LOC BMO Harris Bank NA, VRDN (b)	200,000	200,000
Wyoming - 0.4%
Converse County Envir. Impt. Rev. Series 1995, 0.28% 1/7/15, VRDN (b)(c)	800,000	800,000
TOTAL MUNICIPAL NOTES (Cost $79,372,372)		79,380,448
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $191,938,062)		192,059,240
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(3,461,540)
NET ASSETS - 100%		$ 188,597,700
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 35
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
Health Care	17.7%
Industrial Development	17.0%
Electric Utilities	16.1%
General Obligations	14.5%
Transportation	11.3%
Synthetics	6.6%
Education	6.3%
Special Tax	5.4%
Others* (Individually Less Than 5%)	5.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $191,938,062)		$ 192,059,240
Cash		53,242
Receivable for investments sold		8
Receivable for fund shares sold		3,007,700
Interest receivable		1,327,484
Receivable from investment adviser for expense reductions		4,903
Other receivables		16
Total assets		196,452,593

Liabilities
Payable for investments purchased Regular delivery	$ 1,577,668
Delayed delivery	618,819
Payable for fund shares redeemed	5,587,005
Distributions payable	7,555
Accrued management fee	45,315
Other affiliated payables	18,531
Total liabilities		7,854,893

Net Assets		$ 188,597,700
Net Assets consist of:
Paid in capital		$ 188,476,622
Distributions in excess of net investment income		(100)
Net unrealized appreciation (depreciation) on investments		121,178
Net Assets		$ 188,597,700

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2014
Conservative Income Municipal Bond: Net Asset Value, offering price and redemption price per share ($45,106,696 ÷ 4,494,404 shares)	$ 10.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($143,491,004 ÷ 14,296,696 shares)	$ 10.04

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2014
Investment Income
Interest		$ 679,178
Income from Fidelity Central Funds		35
Total income		679,213

Expenses
Management fee	$ 367,333
Transfer agent fees	80,692
Independent trustees' compensation	482
Miscellaneous	416
Total expenses before reductions	448,923
Expense reductions	(41,830)	407,093
Net investment income (loss)		272,120
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		14,750
Change in net unrealized appreciation (depreciation) on investment securities		89,733
Net gain (loss)		104,483
Net increase (decrease) in net assets resulting from operations		$ 376,603

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2014	For the period October 15, 2013 (commencement of operations) to December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 272,120	$ 8,926
Net realized gain (loss)	14,750	918
Change in net unrealized appreciation (depreciation)	89,733	31,445
Net increase (decrease) in net assets resulting from operations	376,603	41,289
Distributions to shareholders from net investment income	(272,095)	(9,091)
Distributions to shareholders from net realized gain	(19,173)	-
Total distributions	(291,268)	(9,091)
Share transactions - net increase (decrease)	138,343,926	50,136,241
Total increase (decrease) in net assets	138,429,261	50,168,439

Net Assets
Beginning of period	50,168,439	-
End of period (including distributions in excess of net investment income of $100 and distributions in excess of net investment income of $165, respectively)	$ 188,597,700	$ 50,168,439

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Conservative Income Municipal Bond

Years ended December 31,	2014	2013H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.015	.002
Net realized and unrealized gain (loss)	.021	.020
Total from investment operations	.036	.022
Distributions from net investment income	(.015)	(.002)
Distributions from net realized gain	(.001)	-
Total distributions	(.016)	(.002)
Net asset value, end of period	$ 10.04	$ 10.02
Total ReturnB, C	.36%	.22%
Ratios to Average Net Assets E, I
Expenses before reductions	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%A
Expenses net of all reductions	.40%	.40%A
Net investment income (loss)	.15%	.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,107	$ 22,205
Portfolio turnover rateF	51%	-%G, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H For the period October 15, 2013 (commencement of operations) to December 31, 2013.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2014	2013H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.025	.004
Net realized and unrealized gain (loss)	.021	.020
Total from investment operations	.046	.024
Distributions from net investment income	(.025)	(.004)
Distributions from net realized gain	(.001)	-
Total distributions	(.026)	(.004)
Net asset value, end of period	$ 10.04	$ 10.02
Total ReturnB, C	.46%	.24%
Ratios to Average Net Assets E, I
Expenses before reductions	.35%	.35%A
Expenses net of fee waivers, if any	.30%	.30%A
Expenses net of all reductions	.30%	.30%A
Net investment income (loss)	.25%	.22%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 143,491	$ 27,963
Portfolio turnover rateF	51%	-%G, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H For the period October 15, 2013 (commencement of operations) to December 31, 2013.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2014

1. Organization.

Fidelity Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Conservative Income Municipal Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

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3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred a corporate tax liability on undistributed short-term capital gain which is included in Miscellaneous expense on the Statement of Operations. As of December 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 207,632
Gross unrealized depreciation	(86,373)
Net unrealized appreciation (depreciation) on securities	$ 121,259

Tax Cost	$ 191,937,981

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$ 121,259

The tax character of distributions paid was as follows:

	December 31, 2014	December 31, 2013
Tax-exempt Income	$ 272,095	$ 9,091
Ordinary Income	19,173	-
Total	$ 291,268	$ 9,091

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $100,321,616 and $25,891,993, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for each class of the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Fund to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives asset-based fees of .10% and .05% of average net assets for Conservative Income Municipal Bond and Institutional Class, respectively. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Amount
Conservative Income Municipal Bond	$ 38,882
Institutional Class	41,810
$ 80,692

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $95 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 29, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement

Institutional Class	.30%	$ 41,627

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $203.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2014	2013 A
From net investment income
Conservative Income Municipal Bond	$ 58,697	$ 3,085
Institutional Class	213,398	6,006
Total	$ 272,095	$ 9,091
From net realized gain
Conservative Income Municipal Bond	$ 4,693	$ -
Institutional Class	14,480	-
Total	$ 19,173	$ -

A For the period October 15, 2013 (commencement of operations) to December 31, 2013.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended December 31,	2014	2013 A	2014	2013 A
Conservative Income Municipal Bond
Shares sold	5,731,977	2,244,269	$ 57,532,962	$ 22,469,344
Reinvestment of distributions	5,099	282	51,191	2,830
Shares redeemed	(3,459,068)	(28,155)	(34,727,886)	(281,931)
Net increase (decrease)	2,278,008	2,216,396	$ 22,856,267	$ 22,190,243
Institutional Class
Shares sold	15,995,878	2,790,456	$ 160,570,529	$ 27,940,330
Reinvestment of distributions	19,610	576	196,896	5,768
Shares redeemed	(4,509,814)	(10)	(45,279,766)	(100)
Net increase (decrease)	11,505,674	2,791,022	$ 115,487,659	$ 27,945,998

A For the period October 15, 2013 (commencement of operations) to December 31, 2013.

Annual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Conservative Income Municipal Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Conservative Income Municipal Bond Fund (a fund of Fidelity Municipal Trust) at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Conservative Income Municipal Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 24, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth Acton, James C. Curvey, and John Engler, each of the Trustees oversees 233 funds. Ms. Acton and Mr. Engler each oversee 215 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statements of Additional Information (SAIs) include more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2014, $2,347, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2014, 100% of the fund's income dividends was free from federal income tax, and 11.67% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Conservative Income Municipal Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with a separate internal corporate reorganization involving Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreement with FMR Japan to reflect that, after this reorganization, Fidelity Management & Research (Japan) Limited will carry on the business of FMR Japan. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with reorganization and that the same personnel and resources would continue to be available to the fund at the new entity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % is in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Annual Report

Fidelity Conservative Income Municipal Bond Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each class ranked below its competitive median for the period.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

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Money Management, Inc.

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Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.
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Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

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Fidelity Advisor®

Limited Term
Municipal Income Fund

- Class A, Class T, Class B and
Class C

Annual Report

December 31, 2014

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Limited Term
Municipal Income Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or www.401k.com as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of four years.

Average Annual Total Returns

Periods ended December 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 2.75% sales charge)	-0.93%	1.31%	2.29%
Class T (incl. 2.75% sales charge)	-0.89%	1.32%	2.28%
Class B (incl. contingent deferred sales charge) A	-1.67%	1.33%	2.28%
Class C (incl. contingent deferred sales charge) B	0.11%	1.10%	1.78%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 3%, 0%, and 0%, respectively.

B Class C shares' contingent deferred sales charge included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Limited Term Municipal Income Fund - Class A on December 31, 2004, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds posted a strong result for the 12 months ending December 31, 2014, driven by steady demand, tight supply and improving credit fundamentals. The Barclays® Municipal Bond Index returned 9.05%, significantly outperforming the U.S. investment-grade taxable bond market. Munis were driven, in part, by continued economic growth, declining long-term interest rates, and the relative attractiveness of U.S. markets amid global economic and political uncertainty. More specific to munis, prices rose as investors became more upbeat about the fundamental outlook of many state and local governments. Additionally, a steady stream of municipal bond cash flows - coupon payments, maturities and those due to early bond calls by issuers - fueled reinvestment. Meanwhile, investors took solace that the financial distress experienced by Puerto Rico, Detroit and a few California cities in bankruptcy did not expand to the broader market. Lastly, the tax advantages of munis had particular appeal due to the higher federal tax rates for top earners that took effect in 2013, as well as the new 3.8% Medicare tax on unearned, non-municipal investment income.

Comments from Mark Sommer, Lead Portfolio Manager of Fidelity Advisor® Limited Term Municipal Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 1.87%, 1.91%, 1.33% and 1.11%, respectively (excluding sales charges). Meanwhile, the Barclays® 1-6 Year Municipal Bond Index returned 1.78%. I kept the fund's interest rate sensitivity in line with the benchmark, and evaluated bonds based on their yields as well as their potential for price appreciation. The fund's yield-curve positioning was helpful to performance. We owned more bonds with maturities of five to 10 years compared with the index, and had less exposure to two- to three-year bonds. Longer-term bonds outperformed, driven in large measure by investors' appetite for more yield. My decision to overweight the health care sector was rewarded, as investors' appetite for yield helped it outperform higher-quality sectors. We also benefited from an overweighting in investment-grade bonds rated A and below, due to strong demand for their marginally higher yields. There weren't any major disappointments. That said, the fund's underweighting to bonds issued by Citizen's Property Insurance Corporation modestly detracted from results, reflecting the strong performance of these securities due to strong demand.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Class A	.79%
Actual		$ 1,000.00	$ 1,003.80	$ 3.99
Hypothetical A		$ 1,000.00	$ 1,021.22	$ 4.02
Class T	.75%
Actual		$ 1,000.00	$ 1,003.90	$ 3.79
Hypothetical A		$ 1,000.00	$ 1,021.42	$ 3.82
Class B	1.40%
Actual		$ 1,000.00	$ 1,000.70	$ 7.06
Hypothetical A		$ 1,000.00	$ 1,018.15	$ 7.12
Class C	1.53%
Actual		$ 1,000.00	$ 1,000.00	$ 7.71
Hypothetical A		$ 1,000.00	$ 1,017.49	$ 7.78
Limited Term Municipal Income	.48%
Actual		$ 1,000.00	$ 1,004.40	$ 2.43
Hypothetical A		$ 1,000.00	$ 1,022.79	$ 2.45
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,005.00	$ 2.73
Hypothetical A		$ 1,000.00	$ 1,022.48	$ 2.75

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
New York	10.6	11.9
Florida	9.0	8.0
Illinois	8.6	10.2
California	8.6	9.3
Texas	7.3	7.2
Top Five Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.1	35.8
Electric Utilities	12.5	12.8
Transportation	9.9	10.8
Special Tax	9.4	11.3
Health Care	8.7	8.4
Weighted Average Maturity as of December 31, 2014
		6 months ago
Years	3.3	3.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2014
6 months ago
Years	2.7	2.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
AAA 9.2%	AAA 8.2%
AA,A 76.0%	AA,A 77.4%
BBB 6.4%	BBB 5.9%
BB and Below 0.0%	BB and Below 0.1%
Not Rated 1.6%	Not Rated 2.3%
Short-Term Investments and Net Other Assets 6.8%	Short-Term Investments and Net Other Assets 6.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments December 31, 2014

Showing Percentage of Net Assets

Municipal Bonds - 93.2%
	Principal Amount (000s)	Value (000s)
Alaska - 0.6%
Anchorage Gen. Oblig.:
Series A:
5% 9/1/20	$ 1,090	$ 1,288
5% 9/1/22	1,200	1,455
Series B:
5% 9/1/18	3,685	4,198
5% 9/1/20	2,000	2,364
5% 9/1/22	1,425	1,728
Series C:
5% 9/1/18	1,000	1,139
5% 9/1/19	2,150	2,500
5% 9/1/20	1,260	1,489
5% 9/1/22	1,000	1,213
Series D:
5% 9/1/19	3,895	4,528
5% 9/1/20	2,000	2,364
		24,266
Arizona - 2.5%
Arizona Ctfs. of Prtn. Series 2010 A, 5% 10/1/16 (FSA Insured)	13,000	13,965
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/18	500	565
5% 12/1/19	600	689
5% 12/1/20	820	952
5% 12/1/21	1,105	1,294
5% 12/1/22	800	941
5% 12/1/23	1,000	1,184
5% 12/1/24	1,500	1,787
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2005 A2, 5% 9/1/16 (Pre-Refunded to 9/1/15 @ 100)	11,000	11,347
Series 2008, 5.5% 9/1/16	1,385	1,495
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,144
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	5,180	6,078
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
1% 7/1/19 (a)	900	955
1% 7/1/20 (a)	1,360	1,444
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	$ 5,835	$ 5,972
Series 2009 B, 5% 7/1/16	5,090	5,432
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.4%, tender 2/2/15 (d)(e)	17,350	17,350
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,210	2,580
5% 12/1/22	2,470	2,910
5% 12/1/23	3,425	4,071
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,722
Series 2012 A:
5% 7/1/18	825	934
5% 7/1/19	1,550	1,796
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,278
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16	3,055	3,224
5% 7/1/17	3,315	3,595
5% 7/1/18	3,365	3,732
		100,436
California - 8.6%
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A, 0% 10/1/19	3,600	3,244
Series 2013 A, 5% 10/1/22	2,190	2,633
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds 1.5%, tender 4/2/18	5,200	5,242
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (d)	15,600	16,673
5% 9/1/18	7,500	8,547
5% 9/1/19	20,000	23,301
5% 9/1/20	20,000	23,661
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	1,005	1,029
Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 1.84%, tender 7/1/17 (d)	4,000	4,060
California Infra Eco Dev. Bank Rev. Bonds Series 2013 A1:
0.32%, tender 4/1/16 (d)	17,000	17,000
0.32%, tender 4/1/16 (d)	30,000	30,000
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	$ 1,750	$ 1,991
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,199
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,124
5% 10/1/19	1,490	1,735
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/18	6,475	7,366
5% 10/1/19	5,000	5,805
5% 10/1/20	2,525	2,980
Series 2012 A, 5% 4/1/21	1,000	1,189
Series 2012 G, 5% 11/1/22	1,250	1,508
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,776
Series 2009 J, 5% 11/1/17	2,300	2,561
Series 2010 A:
5% 3/1/16	2,000	2,109
5% 3/1/17	5,405	5,891
California Statewide Cmntys. Dev. Auth. Rev. Bonds:
Series 2002 C, 5%, tender 5/1/17 (d)	4,000	4,389
Series 2009 E2, 5%, tender 5/1/17 (d)	2,000	2,195
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.474%, tender 12/12/15 (d)	12,500	12,505
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 4% 6/1/21	3,500	3,975
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A:
5% 7/1/18	9,750	11,112
5% 7/1/19	4,400	5,130
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,511
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	20,960	23,984
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,669
5% 3/1/19	2,935	3,375
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,190
5% 12/1/17	9,790	10,931
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 A2, 0.19%, tender 5/1/15 (d)	$ 18,000	$ 18,000
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,349
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A, 5% 7/1/15	2,170	2,221
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,037
5% 7/1/18	2,000	2,264
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	1,000	1,206
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (e)	2,500	2,938
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/23 (FSA Insured)	1,350	1,631
5% 9/1/24 (FSA Insured)	2,300	2,788
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,867
5% 6/1/17	3,700	4,034
5% 6/1/18	6,470	7,225
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,816
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	2,943
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,752
5% 8/1/18	8,000	8,902
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,147
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5% 5/15/15	1,845	1,877
San Pablo Calif Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	1,380	1,658
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,159
		341,404
Colorado - 0.2%
Colorado Health Facilities Auth. Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (d)	4,200	4,334
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	$ 3,860	$ 4,633
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	551
		9,518
Connecticut - 2.4%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (d)(e)	4,300	4,312
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A:
5% 1/1/15	10,500	10,500
5% 1/1/16	2,700	2,828
Series 2012 C, 5% 6/1/21	23,420	27,870
Series 2012 D, 0.33% 9/15/15 (d)	6,000	6,011
Series 2013 A:
0.18% 3/1/15 (d)	2,800	2,801
0.27% 3/1/16 (d)	1,100	1,102
0.38% 3/1/17 (d)	1,400	1,402
Series 2014 C, 5% 12/15/16	16,070	17,456
Series 2014 D, 2% 6/15/16	3,400	3,477
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (d)	2,860	2,908
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	7,700	8,341
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2011 A, 5% 12/1/18	5,575	6,376
New Haven Gen. Oblig. Series 2013 A, 5% 8/1/15	1,000	1,025
		96,409
Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/20	2,500	2,888
5% 1/1/21	2,000	2,339
		5,227
District Of Columbia - 0.4%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	3,782
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	$ 1,500	$ 1,543
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (d)	8,500	9,308
		14,633
Florida - 9.0%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B, 5% 12/1/15	4,395	4,555
Brevard County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/21	1,000	1,182
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/21	1,000	1,193
Broward County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,620
Series 2012 A:
5% 7/1/19	7,000	8,085
5% 7/1/20	15,070	17,604
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,005	14,277
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,019
Clearwater Wtr. and Swr. Rev. Series 2011:
4% 12/1/16	1,265	1,348
5% 12/1/17	1,685	1,877
5% 12/1/18	685	784
5% 12/1/19	1,820	2,124
5% 12/1/20	1,000	1,178
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/16	1,530	1,630
5% 10/1/17	1,455	1,586
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (d)	1,900	1,907
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	21,291
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,081
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 C:
5% 6/1/16	3,000	3,194
5% 6/1/20	3,625	4,243
Series 2012 C, 5% 6/1/16	3,585	3,816
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	$ 15,800	$ 18,287
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A:
5% 2/1/17	700	742
5% 2/1/18	1,790	1,932
5% 2/1/19	1,450	1,586
5% 2/1/20	2,025	2,234
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15 (Escrowed to Maturity)	20,010	20,479
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,227
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	1,998
5% 10/1/20	1,000	1,190
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,442
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	935	1,086
5% 7/1/22	2,000	2,357
5% 7/1/23	2,000	2,368
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,027
5% 9/1/17	1,000	1,085
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,263
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003, 5.25% 10/1/15	3,525	3,653
Manatee County Rev. Series 2013:
5% 10/1/19	1,250	1,456
5% 10/1/20	2,000	2,362
5% 10/1/21	2,000	2,394
5% 10/1/22	1,000	1,204
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,173
5% 11/15/22	485	572
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	2,000	2,310
5% 7/1/20	1,000	1,166
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Expressway Auth.: - continued
(Waste Mgmt., Inc. of Florida Proj.): - continued
5% 7/1/21	$ 2,000	$ 2,358
5% 7/1/22	2,000	2,375
5% 7/1/23	2,000	2,348
Series 2014 A, 5% 7/1/24	625	753
Series 2014 B:
5% 7/1/22	1,500	1,782
5% 7/1/23	3,250	3,884
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	3,942
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/20	4,875	5,666
5% 11/1/21	6,275	7,351
5% 11/1/22	2,915	3,436
5% 11/1/23	7,650	9,095
Series 2015 A:
5% 5/1/19 (c)	1,000	1,148
5% 5/1/20 (c)	2,095	2,429
5% 5/1/21 (c)	4,000	4,691
5% 5/1/22 (c)	3,720	4,379
5% 5/1/23 (c)	6,500	7,681
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,445
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,284
5% 10/1/16	1,325	1,422
Series 2009, 5.25% 10/1/19	1,245	1,428
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,892
Orlando & Orange County Expressway Auth. Rev.:
Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,462
Series 2012, 5% 7/1/19	1,000	1,152
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,667
Series 2010 C, 5% 10/1/17	1,895	2,106
Series 2011 B:
5% 10/1/18	2,250	2,569
5% 10/1/19	2,325	2,711
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
4% 12/1/19	$ 1,000	$ 1,099
5% 12/1/20	880	1,014
5% 12/1/21	1,100	1,264
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
4% 8/1/19	4,000	4,433
4% 8/1/21	4,040	4,511
5% 8/1/19	3,000	3,471
5% 8/1/21	4,000	4,762
Series 2015 B:
5% 8/1/19 (c)	2,735	3,164
5% 8/1/20 (c)	1,750	2,054
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	1,250	1,419
5% 10/1/19	1,100	1,268
5% 10/1/20	1,000	1,164
5% 10/1/21	1,000	1,178
5% 10/1/22	1,000	1,190
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (e)	4,465	4,913
5% 10/1/19 (e)	2,025	2,323
5% 10/1/18 (e)	2,745	3,093
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B, 5% 10/1/18	4,700	5,375
Series 2011, 5% 10/1/19	5,590	6,531
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,704
5% 11/15/17	1,515	1,689
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/15 (FSA Insured) (e)	2,920	3,019
5% 10/1/16 (FSA Insured) (e)	6,000	6,435
5% 10/1/17 (FSA Insured) (e)	5,000	5,494
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	2,098
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,247
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B:
5% 8/1/18	$ 300	$ 341
5% 8/1/19	310	359
		357,255
Georgia - 3.0%
Atlanta Arpt. Rev.:
5% 1/1/22	1,000	1,192
5% 1/1/23	1,000	1,198
5% 1/1/24	1,150	1,386
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (d)	12,500	12,641
2.2%, tender 4/2/19 (d)	9,700	9,818
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,573
5% 1/1/20	4,000	4,664
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/16	23,900	25,531
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,282
(Proj. One):
Series 2008 A, 5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,627
Series 2008 D:
5.75% 1/1/19	14,890	17,307
5.75% 1/1/20	3,555	4,135
Series B, 5% 1/1/17	2,750	2,982
Series GG:
5% 1/1/16	680	711
5% 1/1/20	675	787
5% 1/1/21	1,670	1,976
Georgia Muni. Gas Auth. Rev.:
(Gas Portfolio III Proj.) Series R, 5% 10/1/21	5,000	5,821
(Gas Portfolio lll Proj.) Series 2014 U:
5% 10/1/19	1,500	1,734
5% 10/1/22	1,000	1,191
5% 10/1/23	2,420	2,907
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	2,000	2,288
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/15	$ 1,040	$ 1,040
5% 1/1/16	2,415	2,525
5% 1/1/18	1,530	1,624
		118,940
Hawaii - 0.5%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (e)	3,900	3,992
Series 2011, 5% 7/1/19 (e)	4,000	4,607
Hawaii Gen. Oblig. Series DR, 5% 6/1/16 (Escrowed to Maturity)	2,895	3,078
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/19 (e)	1,400	1,610
5% 8/1/20 (e)	3,050	3,561
5% 8/1/21 (e)	550	649
5% 8/1/22 (e)	2,075	2,461
5% 8/1/23 (e)	1,435	1,713
		21,671
Illinois - 8.6%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (FGIC Insured)	10,000	7,727
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,516
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,601
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	7,017
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,844
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,990
0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	12,965
Series 2009 A, 5% 1/1/22	2,500	2,703
Series 2012 B, 5.125% 1/1/15 (Escrowed to Maturity)	2,060	2,060
Series 2012 C, 5% 1/1/23	885	953
Series A, 5% 1/1/17 (FSA Insured)	3,465	3,600
Series B, 5% 1/1/17 (FSA Insured)	5,115	5,235
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
4.5% 1/1/20	$ 1,150	$ 1,205
5% 1/1/21	4,875	5,305
5% 1/1/21	1,500	1,614
5% 1/1/23	1,000	1,086
Chicago Midway Arpt. Rev.:
Bonds Series 2010 B, 5%, tender 1/1/15 (d)	5,000	5,000
Series 2014 B:
5% 1/1/20	625	723
5% 1/1/21	400	467
5% 1/1/23	2,500	2,974
5% 1/1/22	5,000	5,881
5% 1/1/23	5,900	7,018
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/19	250	280
5% 1/1/20	300	339
5% 1/1/21	400	454
5% 1/1/22	300	344
5% 1/1/23	535	615
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/17 (e)	1,000	1,085
Series 2010 E:
5% 1/1/15 (e)	4,000	4,001
5% 1/1/16 (e)	1,500	1,567
Series 2011 B, 5% 1/1/18	6,500	7,239
Series 2012 A, 5% 1/1/21	1,400	1,648
Series 2012 B, 5% 1/1/21 (e)	4,605	5,316
Series 2013 B, 5% 1/1/22	4,000	4,747
Series 2013 D, 5% 1/1/22	3,220	3,822
Chicago Park District Gen. Oblig. Series 2014 D:
4% 1/1/17	1,050	1,113
4% 1/1/18	2,255	2,423
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,790
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,233
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	415	450
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	1,310	1,486
5% 1/1/23	1,200	1,395
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,575	9,646
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2010 A, 5.25% 11/15/22	$ 4,960	$ 5,752
Series 2011 A, 5.25% 11/15/22	1,000	1,172
Series 2012 C:
5% 11/15/19	3,200	3,645
5% 11/15/20	7,210	8,288
5% 11/15/21	4,970	5,745
5% 11/15/22	1,250	1,457
Series 2014 A:
5% 11/15/20	1,000	1,150
5% 11/15/21	500	578
5% 11/15/22	1,000	1,167
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,722
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.) Series 2010 B, 2.625%, tender 8/1/15 (d)	9,500	9,614
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,274
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	556
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5% 7/1/15	1,000	1,018
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,173
5% 5/15/17	3,520	3,847
(Provena Health Proj.) Series 2010 A, 5.75% 5/1/19	2,650	3,082
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,177
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,822
Series 2012 A, 5% 5/15/23	1,300	1,503
Series 2012:
5% 9/1/18	1,160	1,290
5% 9/1/19	1,115	1,258
5% 9/1/20	1,470	1,672
5% 9/1/21	1,645	1,876
5% 9/1/22	3,530	4,041
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,495	$ 1,537
Series 2004, 5% 11/1/16	11,000	11,779
Series 2005, 5% 4/1/17 (AMBAC Insured)	8,050	8,127
Series 2007 A, 5.5% 6/1/15	1,000	1,020
Series 2007 B, 5% 1/1/17	9,835	10,548
Series 2010:
5% 1/1/15 (FSA Insured)	20,000	20,003
5% 1/1/21 (FSA Insured)	1,600	1,778
Series 2012:
5% 3/1/19	5,500	6,103
5% 8/1/19	2,660	2,967
5% 8/1/20	6,900	7,780
5% 8/1/21	1,400	1,576
5% 8/1/22	5,800	6,509
Series 2013, 5% 7/1/22	1,265	1,419
Series 2014, 5% 2/1/22	3,000	3,361
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,280
5% 5/15/16 (FSA Insured)	2,325	2,435
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,309
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,286
4.5% 6/15/17	6,075	6,611
Series 2010, 5% 6/15/15	8,800	8,989
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	2,100	2,242
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	578
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,510
McHenry County Conservation District Gen. Oblig.:
Series 2014:
5% 2/1/19	2,285	2,612
5% 2/1/20	2,275	2,648
Series 2014. 5% 2/1/23	2,225	2,667
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	$ 740	$ 733
0% 11/1/16 (FSA Insured)	2,235	2,193
		342,956
Indiana - 2.0%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2012, 0.4%, tender 3/2/15 (d)(e)	3,250	3,250
Series A, 0.4%, tender 3/2/15 (d)(e)	1,950	1,950
Indiana Fin. Auth. Hosp. Rev.:
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 A, 5% 5/1/15	6,420	6,517
Series 2013:
5% 8/15/22	700	819
5% 8/15/23	1,000	1,180
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5% 12/1/15	2,135	2,228
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,214
Series 2010 A, 5% 2/1/17	2,800	3,042
Series 2012:
5% 3/1/20	650	734
5% 3/1/21	1,225	1,400
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	4,000	4,264
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (d)	2,200	2,235
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,681
5% 1/1/20	1,250	1,456
Indiana State Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	825	975
5% 10/1/22	1,600	1,921
Series 2014 A:
5% 10/1/20	375	438
5% 10/1/21	380	449
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana State Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.): - continued
5% 10/1/22	$ 675	$ 811
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515	527
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,364
5% 10/1/17	5,000	5,523
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	1,000	1,098
4% 1/15/20	1,345	1,495
4% 1/15/21	1,250	1,392
5% 7/15/19	1,680	1,938
5% 7/15/20	1,170	1,374
5% 7/15/21	1,000	1,187
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	540
5% 7/1/15	315	322
5% 7/1/16	500	534
Series Z-1:
5% 7/1/16	1,215	1,297
5% 7/1/17	1,000	1,106
5% 7/1/18	1,500	1,706
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj. Series 2009 B, 1.75%, tender 6/1/18 (d)	8,500	8,534
Univ. of Southern Indiana Rev. Series J:
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,035
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,253
		79,789
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,787
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/15	625	651
5% 11/15/16	875	946
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,100	3,141
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/15 (Escrowed to Maturity)	$ 6,245	$ 6,501
5% 11/15/16 (Escrowed to Maturity)	5,410	5,863
Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,250	2,584
5% 11/15/20 (Escrowed to Maturity)	2,745	3,282
		22,968
Kentucky - 0.9%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 B, 4% 2/1/15	1,495	1,499
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (d)	9,000	9,002
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,105
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,743
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2003 A, 1.65%, tender 4/3/17 (d)	6,000	6,086
Series 2007 B:
1.15%, tender 6/1/17 (d)	2,600	2,590
1.6%, tender 6/1/17 (d)	8,000	8,053
		34,078
Louisiana - 1.1%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.579%, tender 5/1/17 (d)	25,000	25,156
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A, 5% 7/1/16	2,000	2,129
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,058
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,500	1,771
5% 7/1/22	1,000	1,192
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,195
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	$ 1,000	$ 1,056
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,500	5,295
		42,852
Maryland - 1.6%
Maryland Gen. Oblig.:
Series 2008 2, 5% 7/15/22 (Pre-Refunded to 7/15/18 @ 100)	5,500	6,268
Series 2012 B, 5% 8/1/16	6,400	6,859
Maryland Health & Higher Edl. Facilities Auth. Rev. Bonds:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (d)	2,225	2,264
Series 2012 D, 0.9339%, tender 11/15/17 (d)	14,000	14,137
Series 2013 A:
0.684%, tender 5/15/18 (d)	4,800	4,832
0.705%, tender 5/15/18 (d)	7,100	7,152
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,745
Series 2011 A, 5% 7/1/20	16,000	18,671
		61,928
Massachusetts - 1.7%
Braintree Gen. Oblig. Series 2009, 5% 5/15/16	4,400	4,677
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,630
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	12,402
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,528
4% 7/1/16	1,000	1,053
Series Q2:
4% 7/1/15	1,170	1,192
4% 7/1/16	1,000	1,053
5% 7/1/17	1,370	1,513
(Tufts Med. Ctr. Proj.) Series I, 5% 1/1/16	1,300	1,352
Bonds Series 2013 U-6E, 0.59%, tender 9/30/16 (d)	5,900	5,912
4.5% 11/15/18 (b)	5,500	5,514
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (e)	$ 4,725	$ 5,256
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	12,700	15,183
Series 2006 D, 5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100)	4,500	4,822
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,892
		67,979
Michigan - 3.5%
Detroit School District Series 2012 A:
5% 5/1/19	2,000	2,255
5% 5/1/20	2,000	2,286
5% 5/1/21	1,810	2,095
Detroit Swr. Disp. Rev. Series 2006 D, 0.757% 7/1/32 (d)	4,070	3,432
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,225	1,396
5% 5/1/20	2,635	3,059
5% 5/1/21	2,150	2,527
5% 5/1/22	1,850	2,178
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,428
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,415
5% 11/15/19	1,000	1,147
Michigan Fin. Auth. Rev.:
Series 2008 B2, 5% 6/1/15	1,090	1,107
Series 2012 A:
5% 6/1/16	2,290	2,412
5% 6/1/17	1,410	1,532
5% 6/1/18	2,430	2,701
Michigan Hosp. Fin. Auth. Rev. Bonds:
Series 1999 B3, 0.3%, tender 11/15/33	25,000	24,997
Series 2005 A4, 1.625%, tender 11/1/19 (d)	9,215	9,213
Series 2010 F3, 1.4%, tender 6/29/18 (d)	1,900	1,913
Series 2010 F4, 1.95%, tender 4/1/20 (d)	6,545	6,577
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/15	1,750	1,812
5% 10/1/15	3,250	3,366
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Muni. Bond Auth. Rev.: - continued
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/15	$ 1,845	$ 1,872
5% 5/1/16	1,865	1,958
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,126
Series 2014 D:
5% 9/1/21	1,500	1,754
5% 9/1/23	500	593
Spring Lake Pub. Schools:
Series 2014, 5% 5/1/19	2,300	2,636
5% 11/1/19	2,775	3,209
5% 5/1/20	3,630	4,231
5% 11/1/20	1,745	2,060
5% 5/1/21	4,110	4,846
Univ. of Michigan Rev. Bonds 0.24%, tender 4/1/15 (d)	30,870	30,872
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,421
Western Michigan Univ. Rev. 5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,414
		139,840
Minnesota - 0.4%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	1,000	1,198
5% 1/1/23	1,000	1,210
Series 2014 B:
5% 1/1/21 (e)	2,290	2,672
5% 1/1/22 (e)	2,000	2,354
5% 1/1/23 (e)	1,000	1,182
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,341
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	590
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,000
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,046
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	$ 1,000	$ 1,200
5% 1/1/23	1,500	1,816
5% 1/1/24	1,000	1,224
		16,833
Mississippi - 0.5%
Mississippi Bus. Fin. Corp. Rev. Bonds (Pwr. Co. Proj.) Series 2010, 1.625%, tender 1/12/18 (d)	12,400	12,496
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.57% 9/1/17 (d)	3,295	3,312
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity)	4,000	3,996
		19,804
Missouri - 0.0%
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/18	765	861
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/22 (Pre-Refunded to 1/1/18 @ 100)	1,100	1,233
Series C:
4% 1/1/15	2,360	2,360
4% 1/1/16	2,195	2,274
		5,867
Nevada - 2.7%
Clark County Arpt. Rev.:
Series 2008 E, 5% 7/1/15	3,500	3,581
Series 2013 C1, 2.5% 7/1/15 (e)	12,400	12,529
Clark County School District:
Series 2005 A, 5% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,215	21,858
Series 2012 A, 5% 6/15/19	24,610	28,355
Series 2014 A, 5.5% 6/15/16	2,700	2,895
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	14,022
Series 2012 B, 5% 8/1/20	2,230	2,635
Series 2013 D1:
5% 3/1/22	11,250	13,538
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig.: - continued
5% 3/1/23	$ 4,500	$ 5,458
5% 3/1/24	2,700	3,228
		108,099
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/20	2,705	2,856
4% 7/1/21	1,520	1,606
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17	3,000	3,258
5% 2/1/18	2,500	2,786
		10,506
New Jersey - 6.2%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/20	3,000	3,446
5% 2/15/21	2,500	2,900
5% 2/15/22	2,500	2,917
5% 2/15/23	2,750	3,221
New Jersey Ctfs. of Prtn.:
Series 2008 A, 5% 6/15/15	750	765
Series 2009 A:
5% 6/15/15	11,285	11,513
5% 6/15/16	6,500	6,894
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 K, 5.5% 12/15/19	8,030	9,301
Series 2005 O, 5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	6,350	6,397
Series 2008 W, 5% 3/1/15 (Escrowed to Maturity)	10,400	10,477
Series 2009 BB, 5% 9/1/15 (Escrowed to Maturity)	3,390	3,497
Series 2011 EE, 5% 9/1/20	5,000	5,689
Series 2012 II, 5% 3/1/21	6,800	7,722
Series 2012, 5% 6/15/18	10,600	11,863
Series 2013 NN, 5% 3/1/19	8,165	9,143
Series 2014 PP, 5% 6/15/19	17,000	19,126
New Jersey Edl. Facility Series 2014:
5% 6/15/20	11,000	12,355
5% 6/15/21	11,000	12,431
New Jersey Gen. Oblig. Series O, 5.25% 8/1/22	3,930	4,731
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/15	$ 4,500	$ 4,683
Series 2013:
5% 12/1/18 (e)	6,000	6,684
5% 12/1/19 (e)	3,850	4,301
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2013 D, 0.57%, tender 1/1/16 (d)	5,000	5,008
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	1,500	1,518
Series 2013 A, 5% 1/1/24	4,345	5,144
Series 2013 C, 0.52% 1/1/17 (d)	16,000	16,072
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,448
Series 2003 B, 5.25% 12/15/19	3,870	4,445
Series 2003 B. 5.25% 12/15/19	5,500	6,317
Series 2012 AA, 5% 6/15/19	1,500	1,692
Series 2013 A:
5% 12/15/19	6,455	7,339
5% 6/15/20	18,000	20,462
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A:
5% 9/15/15	5,250	5,417
5% 9/15/21	4,900	5,670
		244,588
New Mexico - 1.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (d)	22,325	22,448
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,391
Series 2010 A1:
4% 12/1/15	3,700	3,823
4% 12/1/16	6,750	7,185
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	4,868
		45,715
New York - 9.9%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,218
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A: - continued
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	$ 640	$ 717
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,572
New York City Gen. Oblig.:
Series 2005 F1, 5% 9/1/15	3,560	3,673
Series 2014 J, 3% 8/1/16	5,600	5,817
Series 2014 K, 3% 8/1/16	3,900	4,051
Series J8, 0.42% 8/1/21 (d)	7,500	7,501
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,509
Series 2010 B:
5% 11/1/17	11,740	13,087
5% 11/1/17 (Escrowed to Maturity)	18,260	20,377
5% 11/1/20	5,950	6,930
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	890	925
5% 11/1/17	8,015	8,935
5% 11/1/17 (Escrowed to Maturity)	2,100	2,350
Series 2012 A:
5% 11/1/17	6,180	6,889
5% 11/1/17 (Escrowed to Maturity)	820	918
5% 11/1/20	4,500	5,330
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,691
Series 2012 A, 4% 5/15/20	8,000	8,973
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A, 5% 3/15/15	4,000	4,039
Series 2009 D, 5% 6/15/15	16,075	16,420
Series 2012 A, 5% 12/15/20	8,500	10,095
Series A:
5% 2/15/15	8,775	8,825
5% 2/15/15 (Escrowed to Maturity)	5	5
New York Dorm. Auth. Revs.:
(Mental Health Svcs. Facilities Proj.) Series 2009 A1, 5% 2/15/15	9,000	9,052
Series 2008 B, 5% 7/1/15	30,000	30,702
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	7,775
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2009 A:
5% 7/1/15	$ 12,850	$ 13,145
5% 7/1/16	8,390	8,959
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	12,400	13,980
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/15	2,325	2,421
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2012 G2, 0.634%, tender 11/1/15 (d)	13,300	13,315
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	6,089
Series 2008 B2:
5% 11/15/19	6,185	7,170
5% 11/15/20	5,500	6,478
5% 11/15/21	4,000	4,765
Series 2012 B, 5% 11/15/22	2,000	2,392
Series 2012 D, 5% 11/15/18	2,515	2,872
Series 2012 E:
4% 11/15/19	4,000	4,451
5% 11/15/21	2,435	2,901
Series 2012 F, 5% 11/15/19	5,000	5,797
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	20,400	23,347
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/17	1,000	1,094
Series 2011 A1:
5% 4/1/17	1,500	1,641
5% 4/1/18	3,500	3,936
New York Urban Dev. Corp. Rev.:
Series 2009 C, 5% 12/15/16	17,000	18,476
Series 2011 A, 5% 3/15/21	18,425	21,996
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	20,000	21,294
Series 2013 B, 5% 6/1/21	3,400	3,601
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	3,830	4,044
		392,540
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - 2.1%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	$ 1,000	$ 1,073
4% 6/1/18	1,280	1,399
4% 6/1/20	1,000	1,118
5% 6/1/19	1,305	1,500
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,190
5% 3/1/18	1,500	1,683
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5% 11/1/15 (FSA Insured)	1,600	1,642
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A:
5% 1/1/15	4,000	4,001
5% 1/1/16	6,035	6,304
North Carolina Gen. Oblig. Series 2014 A, 5% 6/1/16	8,095	8,619
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,260
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,528
5% 6/1/16	1,000	1,060
5% 6/1/17	3,220	3,521
5% 6/1/18	3,820	4,274
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15	3,675	3,676
Series 2008 A, 5.25% 1/1/20	2,000	2,247
Series 2012 A, 5% 1/1/18	18,705	20,860
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.5539%, tender 12/1/15 (d)	11,500	11,507
		83,462
North Dakota - 0.0%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,887
Ohio - 3.6%
American Muni. Pwr., Inc. Rev. Bonds Series B, 5%, tender 8/15/20 (c)(d)	35,000	40,129
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,210
5% 6/1/17	3,500	3,817
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	4,070
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	$ 1,000	$ 1,066
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,145	2,438
5% 6/15/23	1,855	2,114
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/19	1,910	2,187
5% 12/1/20	2,205	2,554
5% 12/1/21	2,045	2,380
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	760	774
5% 6/1/16 (FSA Insured)	1,105	1,172
5% 6/1/17 (FSA Insured)	1,160	1,233
Ohio Air Quality Dev. Auth. Rev.:
Bonds (First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (d)	13,300	14,052
Series 2009 C, 5.625% 6/1/18	1,395	1,553
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	6,505	6,736
Series 2010 C:
4% 10/1/15	3,200	3,290
5% 10/1/16	1,250	1,347
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	4,535	4,696
Series 2010 A, 5% 10/1/15	1,185	1,227
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	2,889
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/17	3,290	3,642
Series 2011 A, 5% 8/1/17	3,070	3,398
Series 2012 C, 5% 9/15/21	4,350	5,236
Series 2013 B, 4% 6/15/16	2,200	2,313
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,000
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	501
5% 1/15/17	1,000	1,082
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
Series 2013 A2, 0.24% 1/1/15 (d)	$ 1,430	$ 1,430
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/16	4,720	5,120
5% 12/1/16 (Escrowed to Maturity)	280	304
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	10,225	10,867
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (d)	5,000	5,063
		143,890
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23	2,600	3,036
Series 2004 A, 2.375% 12/1/21	1,350	1,374
Series 2012, 5% 2/15/21	1,600	1,868
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	5,988
		12,266
Oregon - 0.1%
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/15	2,500	2,523
5% 3/15/16	1,750	1,843
		4,366
Pennsylvania - 5.1%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/15 (FSA Insured) (e)	1,000	1,000
5% 1/1/16 (FSA Insured) (e)	1,000	1,045
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 4% 8/15/15	1,385	1,417
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 3.375%, tender 7/1/15 (d)	2,000	2,025
Series 2006 A, 3.5%, tender 6/1/20 (d)	5,250	5,406
Series 2006 B, 3.5%, tender 6/1/20 (d)	6,000	6,179
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	$ 5,000	$ 5,512
5% 7/1/22	5,200	5,543
5% 1/1/23	3,000	3,137
5% 7/1/23	1,650	1,689
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,064
5% 7/1/17	1,255	1,376
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,401
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A:
4% 10/1/18	1,000	1,082
4% 10/1/19	660	717
5% 10/1/20	1,260	1,431
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,707
5% 3/1/19	2,310	2,589
5% 3/1/20	2,140	2,434
Pennsylvania Gen. Oblig.:
Series 2006 1, 5% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	7,000	7,554
Series 2010 A3, 5% 7/15/16	3,900	4,170
Series 2011, 5% 7/1/21	1,900	2,264
Series 2013 1, 5% 4/1/16	2,655	2,807
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2014:
5% 12/1/19	340	396
5% 12/1/21	275	327
5% 12/1/22	855	1,030
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	10,828
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2009 B, 5% 12/1/17	12,500	13,942
Series 2013 A, 0.64% 12/1/17 (d)	6,400	6,437
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,146
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gas Works Rev.: - continued
Eighth Series A, 5% 8/1/16	$ 1,000	$ 1,067
Seventeenth Series:
5.375% 7/1/15 (FSA Insured)	2,000	2,044
5.375% 7/1/16 (FSA Insured)	2,300	2,437
Philadelphia Gen. Oblig.:
Series 2008 A:
5% 12/15/15 (FSA Insured)	5,000	5,217
5% 12/15/16 (FSA Insured)	7,275	7,871
Series 2011:
5.25% 8/1/17	6,165	6,800
5.25% 8/1/18	5,515	6,237
Philadelphia Muni. Auth. Rev. Series 2013 A:
5% 11/15/17	6,635	7,339
5% 11/15/18	3,430	3,877
Philadelphia School District Series 2010 C, 5% 9/1/16	13,610	14,565
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	15,314
5% 6/15/16	6,000	6,390
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,597
5% 2/1/16 (FSA Insured)	5,620	5,891
Pittsburgh School District Series 2010 A:
4% 9/1/15	1,405	1,439
4% 9/1/15 (Escrowed to Maturity)	45	46
5% 9/1/16 (FSA Insured)	1,685	1,807
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B, 5% 11/15/15	2,420	2,520
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,119
5% 6/1/19	200	228
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/19	1,305	1,453
5% 4/1/20	1,250	1,410
5% 4/1/21	1,000	1,140
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,374
		202,837
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.3%
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	$ 2,010	$ 2,049
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,017
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A:
5% 5/15/18	1,000	1,099
5% 5/15/19	1,500	1,670
		11,835
South Carolina - 0.6%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,358
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B:
5% 12/1/17	2,000	2,232
5% 12/1/20	1,000	1,177
Series 2012 C, 5% 12/1/17	10,535	11,757
Series 2014 C:
5% 12/1/22	1,100	1,318
5% 12/1/23	5,000	6,041
		23,883
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/15	680	700
5% 9/1/16	500	534
5% 9/1/17	490	539
Series 2011:
5% 9/1/17	1,100	1,210
5% 9/1/18	1,200	1,351
5% 9/1/19	1,255	1,436
Series 2014 B:
4% 11/1/19	400	444
4% 11/1/20	625	696
4% 11/1/21	500	558
5% 11/1/22	375	445
		7,913
Tennessee - 0.4%
Knox County Health Edl. & Hsg. Facilities Series 2012 A:
5% 1/1/19	1,925	2,178
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Series 2012 A: - continued
5% 1/1/20	$ 2,500	$ 2,875
5% 1/1/21	2,500	2,913
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (e)	1,730	1,839
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	1,936
5% 7/1/17	1,100	1,213
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,219
		16,173
Texas - 7.3%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,660
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	1,000	1,040
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,313
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,607
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,343
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,746
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,151
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/15	5,000	5,194
Series 2013 F:
5% 11/1/19	2,000	2,323
5% 11/1/20	1,500	1,770
5% 11/1/21	3,000	3,582
5% 11/1/22	5,000	6,001
Dallas Independent School District Series 2014 A, 4% 8/15/16	9,280	9,806
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,826
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	3,883
Grapevine Gen. Oblig. Series 2009, 5% 2/15/16	1,375	1,447
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Health Sys. Proj.) Series 2013 B:
0.34% 6/1/15 (d)	$ 1,465	$ 1,465
0.44% 6/1/16 (d)	1,590	1,592
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A, 5% 11/15/16	500	535
Harris County Gen. Oblig.:
Bonds Series 2012 B, 0.63%, tender 8/15/15 (d)	10,470	10,473
Series 2012 A, 0.47% 8/15/15 (d)	1,300	1,302
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (e)	7,380	8,090
Series 2012 A, 5% 7/1/23 (e)	2,000	2,353
Series A:
5% 7/1/15	2,070	2,119
5% 7/1/16	1,080	1,154
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	4,482
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.64%, tender 8/1/16 (d)	9,200	9,230
5% 5/15/22	5,000	6,041
5% 5/15/23	7,000	8,549
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,350
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,296
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,508
Lower Colorado River Auth. Rev.:
Series 2010, 5% 5/15/17	2,805	3,078
5% 5/15/15	2,120	2,157
5% 5/15/15 (Escrowed to Maturity)	5	5
5% 5/15/16	2,355	2,500
5% 5/15/16 (Escrowed to Maturity)	5	5
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,518
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,076
5% 7/1/18	3,030	3,413
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	1,956
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	$ 1,580	$ 1,755
North Texas Tollway Auth. Rev. Bonds Series 2012 C, 1.95%, tender 1/1/19 (d)	8,500	8,621
Northside Independent School District Bonds:
Series 2011 A, 2%, tender 6/1/19 (d)	6,500	6,585
1%, tender 6/1/16 (d)	20,000	20,134
1.2%, tender 8/1/17 (d)	29,415	29,519
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	1,000	1,168
San Antonio Elec. & Gas Sys. Rev. Series 2006 A, 5% 2/1/25 (Pre-Refunded to 2/1/16 @ 100)	3,400	3,573
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,164
5% 9/15/21	1,000	1,179
5% 9/15/22	3,440	4,070
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,670
5% 5/15/20	6,000	7,067
5% 5/15/21	5,000	5,960
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,220	2,233
5% 2/15/15 (Escrowed to Maturity)	280	281
5% 2/15/16	2,000	2,104
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,241
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	750	884
5% 8/15/23	1,000	1,187
Series 2013:
4% 9/1/18	400	435
5% 9/1/19	655	748
5% 9/1/20	915	1,060
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
5.75% 7/1/18	2,600	2,872
5.75% 7/1/18 (Pre-Refunded to 7/1/16 @ 100)	810	833
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27 (Pre-Refunded to 4/1/16 @ 100)	3,700	3,920
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Series 2009 A, 5% 10/1/16	$ 3,400	$ 3,665
Series 2014, 5% 10/1/16	10,645	11,474
Texas Muni. Pwr. Agcy. Rev. Series 2010:
5% 9/1/15	835	860
5% 9/1/16	750	803
Texas Pub. Fin. Auth. Rev. Series 2014 B:
4% 7/1/17	2,100	2,243
4% 7/1/18	2,200	2,277
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (d)	6,300	6,306
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/25	2,200	2,394
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,192
Univ. of Texas Board of Regents Sys. Rev.:
Series 2006 B, 5% 8/15/24 (Pre-Refunded to 8/15/16 @ 100)	5,975	6,403
Series 2010 B, 5% 8/15/21	1,800	2,170
		289,989
Utah - 0.2%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,194
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	5,555	5,931
		7,125
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,310
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,144
Virginia - 0.4%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	669
5% 7/15/21	400	458
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,340	2,729
Virginia Commonwealth Trans. Board Rev. (U.S. Route 58 Corridor Dev. Prog.) Series 2014 B, 5% 5/15/16	2,100	2,231
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Pub. School Auth.:
Series ll, 5% 4/15/16	$ 2,600	$ 2,754
Series Xll, 5% 4/15/16	3,940	4,173
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (d)	2,500	2,544
		15,558
Washington - 2.8%
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	40,000	46,278
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,608
5% 1/1/21	1,865	2,219
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	6,880
5% 12/1/17	2,950	3,290
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (e)	2,500	2,699
Port of Seattle Rev. Series 2010 C:
5% 2/1/16 (e)	2,000	2,097
5% 2/1/17 (e)	2,500	2,705
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,175
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,784
Tacoma Elec. Sys. Rev. Series 2013 A:
4% 1/1/20	5,000	5,586
4% 1/1/21	2,000	2,251
5% 1/1/20	3,000	3,503
5% 1/1/21	1,770	2,098
Washington Gen. Oblig.:
Series 2012 AR, 5% 7/1/18	5,000	5,665
Series 2015 AR, 5% 7/1/18	18,720	21,210
		112,048
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2.25%, tender 9/1/16 (d)(e)	7,000	7,108
Wisconsin - 0.7%
Madison Gen. Oblig. Series 2014 A, 5% 10/1/21	3,215	3,872
Milwaukee County Arpt. Rev.:
Series 2010 B, 5% 12/1/15 (e)	1,720	1,793
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Milwaukee County Arpt. Rev.: - continued
Series 2013 A:
5% 12/1/20 (e)	$ 1,330	$ 1,545
5% 12/1/22 (e)	1,470	1,724
5.25% 12/1/23 (e)	1,540	1,850
Wisconsin Gen. Oblig.:
Series 2005 D, 5% 5/1/19 (Pre-Refunded to 5/1/16 @ 100)	2,260	2,399
Series 2014 B, 5% 5/1/16	2,600	2,757
Wisconsin Health & Edl. Facilities Series 2014:
4% 5/1/18	375	402
4% 5/1/19	285	306
5% 5/1/20	410	460
5% 5/1/21	640	719
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,243
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,625
(Thedacare, Inc. Proj.) Series 2010:
5% 12/15/15	1,105	1,154
5% 12/15/16	1,440	1,557
5% 12/15/17	1,540	1,712
Series 2012, 5% 10/1/21	1,400	1,644
		26,762
TOTAL MUNICIPAL BONDS (Cost $3,621,419)		3,703,305
Municipal Notes - 2.2%

Connecticut - 0.4%
Hartford Gen. Oblig. BAN 2% 10/27/15	14,200	14,383
Louisiana - 1.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.22% 1/7/15, VRDN (d)	4,300	4,300
Series 2010 B1, 0.2% 1/7/15, VRDN (d)	35,600	35,600
		39,900
New York - 0.7%
Monroe County Gen. Oblig. BAN Series 2014, 1% 7/1/15	17,700	17,738
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Oyster Bay Gen. Oblig. TAN Series 2014, 1% 3/27/15	$ 8,300	$ 8,309
Rockland County Gen. Oblig. TAN Series 2014, 2% 3/17/15	1,900	1,905
		27,952
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.22% 1/7/15, VRDN (d)(e)	5,900	5,900
TOTAL MUNICIPAL NOTES (Cost $88,129)		88,135
TOTAL INVESTMENT PORTFOLIO - 95.4% (Cost $3,709,548)		3,791,440
NET OTHER ASSETS (LIABILITIES) - 4.6%		184,752
NET ASSETS - 100%		$ 3,976,192
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,514,000 or 0.1% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 2
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	38.1%
Electric Utilities	12.5%
Transportation	9.9%
Special Tax	9.4%
Health Care	8.7%
Others* (Individually Less Than 5%)	21.4%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2014
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,709,548)		$ 3,791,440
Cash		220,509
Receivable for fund shares sold		6,616
Interest receivable		39,359
Prepaid expenses		8
Other receivables		19
Total assets		4,057,951

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 65,719
Payable for fund shares redeemed	12,548
Distributions payable	1,295
Accrued management fee	1,195
Distribution and service plan fees payable	142
Other affiliated payables	809
Other payables and accrued expenses	51
Total liabilities		81,759

Net Assets		$ 3,976,192
Net Assets consist of:
Paid in capital		$ 3,893,079
Undistributed net investment income		112
Accumulated undistributed net realized gain (loss) on investments		1,109
Net unrealized appreciation (depreciation) on investments		81,892
Net Assets		$ 3,976,192

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2014
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($397,280 ÷ 37,082.38 shares)	$ 10.71

Maximum offering price per share (100/97.25 of $10.71)	$ 11.01
Class T: Net Asset Value and redemption price per share ($24,784 ÷ 2,317.57 shares)	$ 10.69

Maximum offering price per share (100/97.25 of $10.69)	$ 10.99
Class B: Net Asset Value and offering price per share ($412 ÷ 38.48 shares) A	$ 10.71

Class C: Net Asset Value and offering price per share ($65,456 ÷ 6,121.32 shares) A	$ 10.69

Limited Term Municipal Income: Net Asset Value, offering price and redemption price per share ($3,224,874 ÷ 301,538.71 shares)	$ 10.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($263,386 ÷ 24,614.41 shares)	$ 10.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2014
Investment Income
Interest		$ 85,036
Income from Fidelity Central Funds		2
Total income		85,038

Expenses
Management fee	$ 13,872
Transfer agent fees	4,054
Distribution and service plan fees	1,555
Accounting fees and expenses	611
Custodian fees and expenses	48
Independent trustees' compensation	17
Registration fees	184
Audit	59
Legal	9
Miscellaneous	30
Total expenses before reductions	20,439
Expense reductions	(60)	20,379
Net investment income (loss)		64,659
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,731
Change in net unrealized appreciation (depreciation) on investment securities		12,153
Net gain (loss)		16,884
Net increase (decrease) in net assets resulting from operations		$ 81,543

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2014	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,659	$ 71,632
Net realized gain (loss)	4,731	5,964
Change in net unrealized appreciation (depreciation)	12,153	(76,421)
Net increase (decrease) in net assets resulting from operations	81,543	1,175
Distributions to shareholders from net investment income	(64,660)	(71,638)
Distributions to shareholders from net realized gain	(5,775)	(3,714)
Total distributions	(70,435)	(75,352)
Share transactions - net increase (decrease)	176,760	(480,013)
Redemption fees	43	46
Total increase (decrease) in net assets	187,911	(554,144)

Net Assets
Beginning of period	3,788,281	4,342,425
End of period (including undistributed net investment income of $112 and undistributed net investment income of $50, respectively)	$ 3,976,192	$ 3,788,281

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.68	$ 10.86	$ 10.83	$ 10.62	$ 10.64
Income from Investment Operations
Net investment income (loss) C	.153	.158	.164	.198	.209
Net realized and unrealized gain (loss)	.046	(.170)	.034	.225	(.016)
Total from investment operations	.199	(.012)	.198	.423	.193
Distributions from net investment income	(.153)	(.158)	(.156)	(.205)	(.209)
Distributions from net realized gain	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.169)	(.168)	(.168)	(.213)	(.213)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.71	$ 10.68	$ 10.86	$ 10.83	$ 10.62
Total Return A, B	1.87%	(.11)%	1.84%	4.03%	1.81%
Ratios to Average Net Assets D, F
Expenses before reductions	.79%	.78%	.79%	.77%	.78%
Expenses net of fee waivers, if any	.79%	.78%	.79%	.77%	.78%
Expenses net of all reductions	.79%	.78%	.78%	.77%	.77%
Net investment income (loss)	1.42%	1.47%	1.51%	1.85%	1.95%
Supplemental Data
Net assets, end of period (in millions)	$ 397	$ 318	$ 394	$ 336	$ 200
Portfolio turnover rate E	21%	20%	21%	22%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.85	$ 10.81	$ 10.60	$ 10.63
Income from Investment Operations
Net investment income (loss) C	.157	.162	.166	.199	.211
Net realized and unrealized gain (loss)	.046	(.180)	.044	.226	(.026)
Total from investment operations	.203	(.018)	.210	.425	.185
Distributions from net investment income	(.157)	(.162)	(.158)	(.207)	(.211)
Distributions from net realized gain	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.173)	(.172)	(.170)	(.215)	(.215)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.69	$ 10.66	$ 10.85	$ 10.81	$ 10.60
Total Return A, B	1.91%	(.17)%	1.95%	4.05%	1.74%
Ratios to Average Net Assets D, F
Expenses before reductions	.76%	.75%	.77%	.76%	.76%
Expenses net of fee waivers, if any	.76%	.75%	.77%	.76%	.76%
Expenses net of all reductions	.75%	.75%	.76%	.76%	.75%
Net investment income (loss)	1.46%	1.50%	1.52%	1.86%	1.97%
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 24	$ 25	$ 26	$ 24
Portfolio turnover rate E	21%	20%	21%	22%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 10.86	$ 10.82	$ 10.61	$ 10.64
Income from Investment Operations
Net investment income (loss) C	.086	.089	.093	.128	.139
Net realized and unrealized gain (loss)	.056	(.180)	.045	.226	(.026)
Total from investment operations	.142	(.091)	.138	.354	.113
Distributions from net investment income	(.086)	(.089)	(.086)	(.136)	(.139)
Distributions from net realized gain	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.102)	(.099)	(.098)	(.144)	(.143)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.71	$ 10.67	$ 10.86	$ 10.82	$ 10.61
Total Return A, B	1.33%	(.84)%	1.27%	3.36%	1.06%
Ratios to Average Net Assets D, F
Expenses before reductions	1.42%	1.43%	1.44%	1.43%	1.44%
Expenses net of fee waivers, if any	1.42%	1.43%	1.44%	1.42%	1.43%
Expenses net of all reductions	1.42%	1.43%	1.43%	1.42%	1.42%
Net investment income (loss)	.80%	.82%	.85%	1.19%	1.30%
Supplemental Data
Net assets, end of period (in millions)	$ -	$ 1	$ 1	$ 2	$ 2
Portfolio turnover rate E	21%	20%	21%	22%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.84	$ 10.81	$ 10.60	$ 10.63
Income from Investment Operations
Net investment income (loss) C	.072	.077	.082	.117	.129
Net realized and unrealized gain (loss)	.046	(.169)	.035	.226	(.026)
Total from investment operations	.118	(.092)	.117	.343	.103
Distributions from net investment income	(.072)	(.078)	(.075)	(.125)	(.129)
Distributions from net realized gain	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.088)	(.088)	(.087)	(.133)	(.133)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.69	$ 10.66	$ 10.84	$ 10.81	$ 10.60
Total Return A, B	1.11%	(.86)%	1.08%	3.25%	.96%
Ratios to Average Net Assets D, F
Expenses before reductions	1.54%	1.54%	1.53%	1.53%	1.52%
Expenses net of fee waivers, if any	1.54%	1.54%	1.53%	1.53%	1.52%
Expenses net of all reductions	1.54%	1.53%	1.53%	1.52%	1.52%
Net investment income (loss)	.67%	.72%	.76%	1.09%	1.20%
Supplemental Data
Net assets, end of period (in millions)	$ 65	$ 71	$ 92	$ 79	$ 77
Portfolio turnover rate E	21%	20%	21%	22%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Limited Term Municipal Income

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.85	$ 10.81	$ 10.60	$ 10.63
Income from Investment Operations
Net investment income (loss) B	.186	.191	.197	.228	.240
Net realized and unrealized gain (loss)	.046	(.180)	.045	.227	(.026)
Total from investment operations	.232	.011	.242	.455	.214
Distributions from net investment income	(.186)	(.191)	(.190)	(.237)	(.240)
Distributions from net realized gain	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.202)	(.201)	(.202)	(.245)	(.244)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 10.69	$ 10.66	$ 10.85	$ 10.81	$ 10.60
Total Return A	2.19%	.10%	2.25%	4.34%	2.02%
Ratios to Average Net Assets C, E
Expenses before reductions	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.48%	.48%	.47%	.48%	.48%
Net investment income (loss)	1.73%	1.78%	1.81%	2.14%	2.24%
Supplemental Data
Net assets, end of period (in millions)	$ 3,225	$ 3,168	$ 3,624	$ 3,523	$ 3,456
Portfolio turnover rate D	21%	20%	21%	22%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 10.85	$ 10.81	$ 10.61	$ 10.63
Income from Investment Operations
Net investment income (loss) B	.179	.184	.191	.224	.235
Net realized and unrealized gain (loss)	.046	(.169)	.045	.216	(.015)
Total from investment operations	.225	.015	.236	.440	.220
Distributions from net investment income	(.179)	(.185)	(.184)	(.232)	(.236)
Distributions from net realized gain	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.195)	(.195)	(.196)	(.240)	(.240)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 10.70	$ 10.67	$ 10.85	$ 10.81	$ 10.61
Total Return A	2.12%	.14%	2.19%	4.19%	2.07%
Ratios to Average Net Assets C, E
Expenses before reductions	.55%	.54%	.54%	.52%	.53%
Expenses net of fee waivers, if any	.55%	.54%	.54%	.52%	.53%
Expenses net of all reductions	.54%	.54%	.53%	.52%	.52%
Net investment income (loss)	1.67%	1.71%	1.76%	2.09%	2.20%
Supplemental Data
Net assets, end of period (in millions)	$ 263	$ 207	$ 206	$ 152	$ 142
Portfolio turnover rate D	21%	20%	21%	22%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Limited Term Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Limited Term Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 85,896
Gross unrealized depreciation	(3,990)
Net unrealized appreciation (depreciation) on securities	$ 81,906

Tax Cost	$ 3,709,534

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 90
Undistributed long-term capital gain	$ 1,118
Net unrealized appreciation (depreciation) on securities and other investments	$ 81,906

The tax character of distributions paid was as follows:

	December 31, 2014	December 31, 2013
Tax-exempt Income	$ 64,660	$ 71,638
Long-term Capital Gains	5,775	3,714
Total	$ 70,435	$ 75,352

Annual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $882,192 and $775,695, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 824	$ 7
Class T	-%	.25%	59	-*
Class B	.65%	.25%	4	3
Class C	.75%	.25%	668	82
			$ 1,555	$ 92

* Amount represents one hundred ninety dollars.

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19
Class T	8
Class B*	1
Class C*	6
$ 34

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Limited Term Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 515.16
Class T	28.12
Class B	1.13
Class C	104.16
Limited Term Municipal Income	3,049.10
Institutional Class	357.16
	$ 4,054

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $40 and $20, respectively.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2014	2013
From net investment income
Class A	$ 4,673	$ 5,745
Class T	347	389
Class B	3	7
Class C	452	585
Limited Term Municipal Income	55,470	61,526
Institutional Class	3,715	3,386
Total	$ 64,660	$ 71,638
From net realized gain
Class A	$ 518	$ 329
Class T	36	24
Class B	1	1
Class C	101	71
Limited Term Municipal Income	4,778	3,097
Institutional Class	341	192
Total	$ 5,775	$ 3,714

Annual Report

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended December 31,	2014	2013	2014	2013
Class A
Shares sold	21,930	17,258	$ 235,729	$ 186,600
Reinvestment of distributions	419	453	4,497	4,871
Shares redeemed	(15,005)	(24,258)	(161,198)	(260,966)
Net increase (decrease)	7,344	(6,547)	$ 79,028	$ (69,495)
Class T
Shares sold	936	1,844	$ 10,041	$ 19,947
Reinvestment of distributions	34	36	360	384
Shares redeemed	(932)	(1,872)	(9,993)	(20,208)
Net increase (decrease)	38	8	$ 408	$ 123
Class B
Shares sold	5	16	$ 58	$ 168
Reinvestment of distributions	-*	1	4	6
Shares redeemed	(17)	(69)	(183)	(740)
Net increase (decrease)	(12)	(52)	$ (121)	$ (566)
Class C
Shares sold	1,064	1,589	$ 11,413	$ 17,079
Reinvestment of distributions	42	49	454	522
Shares redeemed	(1,668)	(3,466)	(17,881)	(37,229)
Net increase (decrease)	(562)	(1,828)	$ (6,014)	$ (19,628)
Limited Term Municipal Income
Shares sold	76,270	84,688	$ 818,051	$ 911,728
Reinvestment of distributions	4,133	4,446	44,337	47,763
Shares redeemed	(75,997)	(126,146)	(815,047)	(1,354,126)
Net increase (decrease)	4,406	(37,012)	$ 47,341	$ (394,635)
Institutional Class
Shares sold	13,740	12,901	$ 147,453	$ 138,587
Reinvestment of distributions	270	212	2,893	2,276
Shares redeemed	(8,783)	(12,706)	(94,228)	(136,675)
Net increase (decrease)	5,227	407	$ 56,118	$ 4,188

* Amount represents three hundred sixty-two shares.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Limited Term Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Limited Term Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Limited Term Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 19, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, James C. Curvey, and John Engler, each of the Trustees oversees 233 funds. Ms. Acton and Mr. Engler each oversees 215 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).]

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.]

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014-present), and is an employee of Fidelity Invest-ments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Limited Term Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	02/09/15	02/06/15	$0.004
Class T	02/09/15	02/06/15	$0.004
Class B	02/09/15	02/06/15	$0.004
Class C	02/09/15	02/06/15	$0.004

During fiscal year ended 2014, 100% of the fund's income dividends was free from federal income tax, and 4.93% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2014, $4,486,196, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Limited Term Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Limited Term Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the retail class ranked below its competitive median for 2013, the total expense ratio of Class B ranked equal to its competitive median for 2013, and the total expense ratio of each of Class A, Class T, Class C, and Institutional Class ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted the total expense ratio of Class C was above the competitive median primarily because of higher 12b-1 fees compared to most competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASTM-UANN-0215
1.796655.111

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Limited Term

Municipal Income Fund

- Institutional Class

Annual Report

December 31, 2014

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Limited Term
Municipal Income Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class	2.12%	2.13%	2.81%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Limited Term Municipal Income Fund - Institutional Class on December 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds posted a strong result for the 12 months ending December 31, 2014, driven by steady demand, tight supply and improving credit fundamentals. The Barclays® Municipal Bond Index returned 9.05%, significantly outperforming the U.S. investment-grade taxable bond market. Munis were driven, in part, by continued economic growth, declining long-term interest rates, and the relative attractiveness of U.S. markets amid global economic and political uncertainty. More specific to munis, prices rose as investors became more upbeat about the fundamental outlook of many state and local governments. Additionally, a steady stream of municipal bond cash flows - coupon payments, maturities and those due to early bond calls by issuers - fueled reinvestment. Meanwhile, investors took solace that the financial distress experienced by Puerto Rico, Detroit and a few California cities in bankruptcy did not expand to the broader market. Lastly, the tax advantages of munis had particular appeal due to the higher federal tax rates for top earners that took effect in 2013, as well as the new 3.8% Medicare tax on unearned, non-municipal investment income.

Comments from Mark Sommer, Lead Portfolio Manager of Fidelity Advisor® Limited Term Municipal Income Fund: For the year, the fund's Institutional Class shares returned 2.12%, while the Barclays® 1-6 Year Municipal Bond Index returned 1.78%. I kept the fund's interest rate sensitivity in line with the benchmark, and evaluated bonds based on their yields as well as their potential for price appreciation. The fund's yield-curve positioning was helpful to performance. We owned more bonds with maturities of five to 10 years compared with the index, and had less exposure to two- to three-year bonds. Longer-term bonds outperformed, driven in large measure by investors' appetite for more yield. My decision to overweight the health care sector was rewarded, as investors' appetite for yield helped it outperform higher-quality sectors. We also benefited from an overweighting in investment-grade bonds rated A and below, due to strong demand for their marginally higher yields. There weren't any major disappointments. That said, the fund's underweighting to bonds issued by Citizen's Property Insurance Corporation modestly detracted from results, reflecting the strong performance of these securities due to strong demand.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Class A	.79%
Actual		$ 1,000.00	$ 1,003.80	$ 3.99
Hypothetical A		$ 1,000.00	$ 1,021.22	$ 4.02
Class T	.75%
Actual		$ 1,000.00	$ 1,003.90	$ 3.79
Hypothetical A		$ 1,000.00	$ 1,021.42	$ 3.82
Class B	1.40%
Actual		$ 1,000.00	$ 1,000.70	$ 7.06
Hypothetical A		$ 1,000.00	$ 1,018.15	$ 7.12
Class C	1.53%
Actual		$ 1,000.00	$ 1,000.00	$ 7.71
Hypothetical A		$ 1,000.00	$ 1,017.49	$ 7.78
Limited Term Municipal Income	.48%
Actual		$ 1,000.00	$ 1,004.40	$ 2.43
Hypothetical A		$ 1,000.00	$ 1,022.79	$ 2.45
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,005.00	$ 2.73
Hypothetical A		$ 1,000.00	$ 1,022.48	$ 2.75

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
New York	10.6	11.9
Florida	9.0	8.0
Illinois	8.6	10.2
California	8.6	9.3
Texas	7.3	7.2
Top Five Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.1	35.8
Electric Utilities	12.5	12.8
Transportation	9.9	10.8
Special Tax	9.4	11.3
Health Care	8.7	8.4
Weighted Average Maturity as of December 31, 2014
		6 months ago
Years	3.3	3.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2014
6 months ago
Years	2.7	2.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
AAA 9.2%	AAA 8.2%
AA,A 76.0%	AA,A 77.4%
BBB 6.4%	BBB 5.9%
BB and Below 0.0%	BB and Below 0.1%
Not Rated 1.6%	Not Rated 2.3%
Short-Term Investments and Net Other Assets 6.8%	Short-Term Investments and Net Other Assets 6.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments December 31, 2014

Showing Percentage of Net Assets

Municipal Bonds - 93.2%
	Principal Amount (000s)	Value (000s)
Alaska - 0.6%
Anchorage Gen. Oblig.:
Series A:
5% 9/1/20	$ 1,090	$ 1,288
5% 9/1/22	1,200	1,455
Series B:
5% 9/1/18	3,685	4,198
5% 9/1/20	2,000	2,364
5% 9/1/22	1,425	1,728
Series C:
5% 9/1/18	1,000	1,139
5% 9/1/19	2,150	2,500
5% 9/1/20	1,260	1,489
5% 9/1/22	1,000	1,213
Series D:
5% 9/1/19	3,895	4,528
5% 9/1/20	2,000	2,364
		24,266
Arizona - 2.5%
Arizona Ctfs. of Prtn. Series 2010 A, 5% 10/1/16 (FSA Insured)	13,000	13,965
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/18	500	565
5% 12/1/19	600	689
5% 12/1/20	820	952
5% 12/1/21	1,105	1,294
5% 12/1/22	800	941
5% 12/1/23	1,000	1,184
5% 12/1/24	1,500	1,787
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2005 A2, 5% 9/1/16 (Pre-Refunded to 9/1/15 @ 100)	11,000	11,347
Series 2008, 5.5% 9/1/16	1,385	1,495
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,144
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	5,180	6,078
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
1% 7/1/19 (a)	900	955
1% 7/1/20 (a)	1,360	1,444
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	$ 5,835	$ 5,972
Series 2009 B, 5% 7/1/16	5,090	5,432
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.4%, tender 2/2/15 (d)(e)	17,350	17,350
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,210	2,580
5% 12/1/22	2,470	2,910
5% 12/1/23	3,425	4,071
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,722
Series 2012 A:
5% 7/1/18	825	934
5% 7/1/19	1,550	1,796
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,278
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16	3,055	3,224
5% 7/1/17	3,315	3,595
5% 7/1/18	3,365	3,732
		100,436
California - 8.6%
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A, 0% 10/1/19	3,600	3,244
Series 2013 A, 5% 10/1/22	2,190	2,633
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds 1.5%, tender 4/2/18	5,200	5,242
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (d)	15,600	16,673
5% 9/1/18	7,500	8,547
5% 9/1/19	20,000	23,301
5% 9/1/20	20,000	23,661
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	1,005	1,029
Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 1.84%, tender 7/1/17 (d)	4,000	4,060
California Infra Eco Dev. Bank Rev. Bonds Series 2013 A1:
0.32%, tender 4/1/16 (d)	17,000	17,000
0.32%, tender 4/1/16 (d)	30,000	30,000
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	$ 1,750	$ 1,991
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,199
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,124
5% 10/1/19	1,490	1,735
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/18	6,475	7,366
5% 10/1/19	5,000	5,805
5% 10/1/20	2,525	2,980
Series 2012 A, 5% 4/1/21	1,000	1,189
Series 2012 G, 5% 11/1/22	1,250	1,508
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,776
Series 2009 J, 5% 11/1/17	2,300	2,561
Series 2010 A:
5% 3/1/16	2,000	2,109
5% 3/1/17	5,405	5,891
California Statewide Cmntys. Dev. Auth. Rev. Bonds:
Series 2002 C, 5%, tender 5/1/17 (d)	4,000	4,389
Series 2009 E2, 5%, tender 5/1/17 (d)	2,000	2,195
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.474%, tender 12/12/15 (d)	12,500	12,505
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 4% 6/1/21	3,500	3,975
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A:
5% 7/1/18	9,750	11,112
5% 7/1/19	4,400	5,130
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,511
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	20,960	23,984
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,669
5% 3/1/19	2,935	3,375
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,190
5% 12/1/17	9,790	10,931
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 A2, 0.19%, tender 5/1/15 (d)	$ 18,000	$ 18,000
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,349
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A, 5% 7/1/15	2,170	2,221
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,037
5% 7/1/18	2,000	2,264
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	1,000	1,206
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (e)	2,500	2,938
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/23 (FSA Insured)	1,350	1,631
5% 9/1/24 (FSA Insured)	2,300	2,788
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,867
5% 6/1/17	3,700	4,034
5% 6/1/18	6,470	7,225
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,816
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	2,943
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,752
5% 8/1/18	8,000	8,902
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,147
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5% 5/15/15	1,845	1,877
San Pablo Calif Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	1,380	1,658
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,159
		341,404
Colorado - 0.2%
Colorado Health Facilities Auth. Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (d)	4,200	4,334
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	$ 3,860	$ 4,633
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	551
		9,518
Connecticut - 2.4%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (d)(e)	4,300	4,312
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A:
5% 1/1/15	10,500	10,500
5% 1/1/16	2,700	2,828
Series 2012 C, 5% 6/1/21	23,420	27,870
Series 2012 D, 0.33% 9/15/15 (d)	6,000	6,011
Series 2013 A:
0.18% 3/1/15 (d)	2,800	2,801
0.27% 3/1/16 (d)	1,100	1,102
0.38% 3/1/17 (d)	1,400	1,402
Series 2014 C, 5% 12/15/16	16,070	17,456
Series 2014 D, 2% 6/15/16	3,400	3,477
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (d)	2,860	2,908
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	7,700	8,341
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2011 A, 5% 12/1/18	5,575	6,376
New Haven Gen. Oblig. Series 2013 A, 5% 8/1/15	1,000	1,025
		96,409
Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/20	2,500	2,888
5% 1/1/21	2,000	2,339
		5,227
District Of Columbia - 0.4%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	3,782
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	$ 1,500	$ 1,543
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (d)	8,500	9,308
		14,633
Florida - 9.0%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B, 5% 12/1/15	4,395	4,555
Brevard County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/21	1,000	1,182
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/21	1,000	1,193
Broward County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,620
Series 2012 A:
5% 7/1/19	7,000	8,085
5% 7/1/20	15,070	17,604
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,005	14,277
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,019
Clearwater Wtr. and Swr. Rev. Series 2011:
4% 12/1/16	1,265	1,348
5% 12/1/17	1,685	1,877
5% 12/1/18	685	784
5% 12/1/19	1,820	2,124
5% 12/1/20	1,000	1,178
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/16	1,530	1,630
5% 10/1/17	1,455	1,586
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (d)	1,900	1,907
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	21,291
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,081
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 C:
5% 6/1/16	3,000	3,194
5% 6/1/20	3,625	4,243
Series 2012 C, 5% 6/1/16	3,585	3,816
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	$ 15,800	$ 18,287
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A:
5% 2/1/17	700	742
5% 2/1/18	1,790	1,932
5% 2/1/19	1,450	1,586
5% 2/1/20	2,025	2,234
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15 (Escrowed to Maturity)	20,010	20,479
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,227
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	1,998
5% 10/1/20	1,000	1,190
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,442
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	935	1,086
5% 7/1/22	2,000	2,357
5% 7/1/23	2,000	2,368
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,027
5% 9/1/17	1,000	1,085
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,263
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003, 5.25% 10/1/15	3,525	3,653
Manatee County Rev. Series 2013:
5% 10/1/19	1,250	1,456
5% 10/1/20	2,000	2,362
5% 10/1/21	2,000	2,394
5% 10/1/22	1,000	1,204
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,173
5% 11/15/22	485	572
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	2,000	2,310
5% 7/1/20	1,000	1,166
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Expressway Auth.: - continued
(Waste Mgmt., Inc. of Florida Proj.): - continued
5% 7/1/21	$ 2,000	$ 2,358
5% 7/1/22	2,000	2,375
5% 7/1/23	2,000	2,348
Series 2014 A, 5% 7/1/24	625	753
Series 2014 B:
5% 7/1/22	1,500	1,782
5% 7/1/23	3,250	3,884
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	3,942
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/20	4,875	5,666
5% 11/1/21	6,275	7,351
5% 11/1/22	2,915	3,436
5% 11/1/23	7,650	9,095
Series 2015 A:
5% 5/1/19 (c)	1,000	1,148
5% 5/1/20 (c)	2,095	2,429
5% 5/1/21 (c)	4,000	4,691
5% 5/1/22 (c)	3,720	4,379
5% 5/1/23 (c)	6,500	7,681
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,445
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,284
5% 10/1/16	1,325	1,422
Series 2009, 5.25% 10/1/19	1,245	1,428
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,892
Orlando & Orange County Expressway Auth. Rev.:
Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,462
Series 2012, 5% 7/1/19	1,000	1,152
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,667
Series 2010 C, 5% 10/1/17	1,895	2,106
Series 2011 B:
5% 10/1/18	2,250	2,569
5% 10/1/19	2,325	2,711
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
4% 12/1/19	$ 1,000	$ 1,099
5% 12/1/20	880	1,014
5% 12/1/21	1,100	1,264
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
4% 8/1/19	4,000	4,433
4% 8/1/21	4,040	4,511
5% 8/1/19	3,000	3,471
5% 8/1/21	4,000	4,762
Series 2015 B:
5% 8/1/19 (c)	2,735	3,164
5% 8/1/20 (c)	1,750	2,054
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	1,250	1,419
5% 10/1/19	1,100	1,268
5% 10/1/20	1,000	1,164
5% 10/1/21	1,000	1,178
5% 10/1/22	1,000	1,190
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (e)	4,465	4,913
5% 10/1/19 (e)	2,025	2,323
5% 10/1/18 (e)	2,745	3,093
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B, 5% 10/1/18	4,700	5,375
Series 2011, 5% 10/1/19	5,590	6,531
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,704
5% 11/15/17	1,515	1,689
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/15 (FSA Insured) (e)	2,920	3,019
5% 10/1/16 (FSA Insured) (e)	6,000	6,435
5% 10/1/17 (FSA Insured) (e)	5,000	5,494
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	2,098
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,247
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B:
5% 8/1/18	$ 300	$ 341
5% 8/1/19	310	359
		357,255
Georgia - 3.0%
Atlanta Arpt. Rev.:
5% 1/1/22	1,000	1,192
5% 1/1/23	1,000	1,198
5% 1/1/24	1,150	1,386
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (d)	12,500	12,641
2.2%, tender 4/2/19 (d)	9,700	9,818
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,573
5% 1/1/20	4,000	4,664
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/16	23,900	25,531
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,282
(Proj. One):
Series 2008 A, 5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,627
Series 2008 D:
5.75% 1/1/19	14,890	17,307
5.75% 1/1/20	3,555	4,135
Series B, 5% 1/1/17	2,750	2,982
Series GG:
5% 1/1/16	680	711
5% 1/1/20	675	787
5% 1/1/21	1,670	1,976
Georgia Muni. Gas Auth. Rev.:
(Gas Portfolio III Proj.) Series R, 5% 10/1/21	5,000	5,821
(Gas Portfolio lll Proj.) Series 2014 U:
5% 10/1/19	1,500	1,734
5% 10/1/22	1,000	1,191
5% 10/1/23	2,420	2,907
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	2,000	2,288
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/15	$ 1,040	$ 1,040
5% 1/1/16	2,415	2,525
5% 1/1/18	1,530	1,624
		118,940
Hawaii - 0.5%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (e)	3,900	3,992
Series 2011, 5% 7/1/19 (e)	4,000	4,607
Hawaii Gen. Oblig. Series DR, 5% 6/1/16 (Escrowed to Maturity)	2,895	3,078
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/19 (e)	1,400	1,610
5% 8/1/20 (e)	3,050	3,561
5% 8/1/21 (e)	550	649
5% 8/1/22 (e)	2,075	2,461
5% 8/1/23 (e)	1,435	1,713
		21,671
Illinois - 8.6%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (FGIC Insured)	10,000	7,727
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,516
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,601
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	7,017
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,844
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,990
0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	12,965
Series 2009 A, 5% 1/1/22	2,500	2,703
Series 2012 B, 5.125% 1/1/15 (Escrowed to Maturity)	2,060	2,060
Series 2012 C, 5% 1/1/23	885	953
Series A, 5% 1/1/17 (FSA Insured)	3,465	3,600
Series B, 5% 1/1/17 (FSA Insured)	5,115	5,235
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
4.5% 1/1/20	$ 1,150	$ 1,205
5% 1/1/21	4,875	5,305
5% 1/1/21	1,500	1,614
5% 1/1/23	1,000	1,086
Chicago Midway Arpt. Rev.:
Bonds Series 2010 B, 5%, tender 1/1/15 (d)	5,000	5,000
Series 2014 B:
5% 1/1/20	625	723
5% 1/1/21	400	467
5% 1/1/23	2,500	2,974
5% 1/1/22	5,000	5,881
5% 1/1/23	5,900	7,018
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/19	250	280
5% 1/1/20	300	339
5% 1/1/21	400	454
5% 1/1/22	300	344
5% 1/1/23	535	615
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/17 (e)	1,000	1,085
Series 2010 E:
5% 1/1/15 (e)	4,000	4,001
5% 1/1/16 (e)	1,500	1,567
Series 2011 B, 5% 1/1/18	6,500	7,239
Series 2012 A, 5% 1/1/21	1,400	1,648
Series 2012 B, 5% 1/1/21 (e)	4,605	5,316
Series 2013 B, 5% 1/1/22	4,000	4,747
Series 2013 D, 5% 1/1/22	3,220	3,822
Chicago Park District Gen. Oblig. Series 2014 D:
4% 1/1/17	1,050	1,113
4% 1/1/18	2,255	2,423
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,790
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,233
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	415	450
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	1,310	1,486
5% 1/1/23	1,200	1,395
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,575	9,646
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2010 A, 5.25% 11/15/22	$ 4,960	$ 5,752
Series 2011 A, 5.25% 11/15/22	1,000	1,172
Series 2012 C:
5% 11/15/19	3,200	3,645
5% 11/15/20	7,210	8,288
5% 11/15/21	4,970	5,745
5% 11/15/22	1,250	1,457
Series 2014 A:
5% 11/15/20	1,000	1,150
5% 11/15/21	500	578
5% 11/15/22	1,000	1,167
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,722
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.) Series 2010 B, 2.625%, tender 8/1/15 (d)	9,500	9,614
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,274
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	556
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5% 7/1/15	1,000	1,018
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,173
5% 5/15/17	3,520	3,847
(Provena Health Proj.) Series 2010 A, 5.75% 5/1/19	2,650	3,082
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,177
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,822
Series 2012 A, 5% 5/15/23	1,300	1,503
Series 2012:
5% 9/1/18	1,160	1,290
5% 9/1/19	1,115	1,258
5% 9/1/20	1,470	1,672
5% 9/1/21	1,645	1,876
5% 9/1/22	3,530	4,041
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,495	$ 1,537
Series 2004, 5% 11/1/16	11,000	11,779
Series 2005, 5% 4/1/17 (AMBAC Insured)	8,050	8,127
Series 2007 A, 5.5% 6/1/15	1,000	1,020
Series 2007 B, 5% 1/1/17	9,835	10,548
Series 2010:
5% 1/1/15 (FSA Insured)	20,000	20,003
5% 1/1/21 (FSA Insured)	1,600	1,778
Series 2012:
5% 3/1/19	5,500	6,103
5% 8/1/19	2,660	2,967
5% 8/1/20	6,900	7,780
5% 8/1/21	1,400	1,576
5% 8/1/22	5,800	6,509
Series 2013, 5% 7/1/22	1,265	1,419
Series 2014, 5% 2/1/22	3,000	3,361
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,280
5% 5/15/16 (FSA Insured)	2,325	2,435
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,309
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,286
4.5% 6/15/17	6,075	6,611
Series 2010, 5% 6/15/15	8,800	8,989
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	2,100	2,242
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	578
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,510
McHenry County Conservation District Gen. Oblig.:
Series 2014:
5% 2/1/19	2,285	2,612
5% 2/1/20	2,275	2,648
Series 2014. 5% 2/1/23	2,225	2,667
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	$ 740	$ 733
0% 11/1/16 (FSA Insured)	2,235	2,193
		342,956
Indiana - 2.0%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2012, 0.4%, tender 3/2/15 (d)(e)	3,250	3,250
Series A, 0.4%, tender 3/2/15 (d)(e)	1,950	1,950
Indiana Fin. Auth. Hosp. Rev.:
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 A, 5% 5/1/15	6,420	6,517
Series 2013:
5% 8/15/22	700	819
5% 8/15/23	1,000	1,180
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5% 12/1/15	2,135	2,228
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,214
Series 2010 A, 5% 2/1/17	2,800	3,042
Series 2012:
5% 3/1/20	650	734
5% 3/1/21	1,225	1,400
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	4,000	4,264
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (d)	2,200	2,235
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,681
5% 1/1/20	1,250	1,456
Indiana State Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	825	975
5% 10/1/22	1,600	1,921
Series 2014 A:
5% 10/1/20	375	438
5% 10/1/21	380	449
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana State Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.): - continued
5% 10/1/22	$ 675	$ 811
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515	527
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,364
5% 10/1/17	5,000	5,523
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	1,000	1,098
4% 1/15/20	1,345	1,495
4% 1/15/21	1,250	1,392
5% 7/15/19	1,680	1,938
5% 7/15/20	1,170	1,374
5% 7/15/21	1,000	1,187
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	540
5% 7/1/15	315	322
5% 7/1/16	500	534
Series Z-1:
5% 7/1/16	1,215	1,297
5% 7/1/17	1,000	1,106
5% 7/1/18	1,500	1,706
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj. Series 2009 B, 1.75%, tender 6/1/18 (d)	8,500	8,534
Univ. of Southern Indiana Rev. Series J:
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,035
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,253
		79,789
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,787
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/15	625	651
5% 11/15/16	875	946
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,100	3,141
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/15 (Escrowed to Maturity)	$ 6,245	$ 6,501
5% 11/15/16 (Escrowed to Maturity)	5,410	5,863
Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,250	2,584
5% 11/15/20 (Escrowed to Maturity)	2,745	3,282
		22,968
Kentucky - 0.9%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 B, 4% 2/1/15	1,495	1,499
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (d)	9,000	9,002
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,105
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,743
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2003 A, 1.65%, tender 4/3/17 (d)	6,000	6,086
Series 2007 B:
1.15%, tender 6/1/17 (d)	2,600	2,590
1.6%, tender 6/1/17 (d)	8,000	8,053
		34,078
Louisiana - 1.1%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.579%, tender 5/1/17 (d)	25,000	25,156
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A, 5% 7/1/16	2,000	2,129
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,058
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,500	1,771
5% 7/1/22	1,000	1,192
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,195
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	$ 1,000	$ 1,056
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,500	5,295
		42,852
Maryland - 1.6%
Maryland Gen. Oblig.:
Series 2008 2, 5% 7/15/22 (Pre-Refunded to 7/15/18 @ 100)	5,500	6,268
Series 2012 B, 5% 8/1/16	6,400	6,859
Maryland Health & Higher Edl. Facilities Auth. Rev. Bonds:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (d)	2,225	2,264
Series 2012 D, 0.9339%, tender 11/15/17 (d)	14,000	14,137
Series 2013 A:
0.684%, tender 5/15/18 (d)	4,800	4,832
0.705%, tender 5/15/18 (d)	7,100	7,152
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,745
Series 2011 A, 5% 7/1/20	16,000	18,671
		61,928
Massachusetts - 1.7%
Braintree Gen. Oblig. Series 2009, 5% 5/15/16	4,400	4,677
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,630
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	12,402
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,528
4% 7/1/16	1,000	1,053
Series Q2:
4% 7/1/15	1,170	1,192
4% 7/1/16	1,000	1,053
5% 7/1/17	1,370	1,513
(Tufts Med. Ctr. Proj.) Series I, 5% 1/1/16	1,300	1,352
Bonds Series 2013 U-6E, 0.59%, tender 9/30/16 (d)	5,900	5,912
4.5% 11/15/18 (b)	5,500	5,514
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (e)	$ 4,725	$ 5,256
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	12,700	15,183
Series 2006 D, 5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100)	4,500	4,822
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,892
		67,979
Michigan - 3.5%
Detroit School District Series 2012 A:
5% 5/1/19	2,000	2,255
5% 5/1/20	2,000	2,286
5% 5/1/21	1,810	2,095
Detroit Swr. Disp. Rev. Series 2006 D, 0.757% 7/1/32 (d)	4,070	3,432
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,225	1,396
5% 5/1/20	2,635	3,059
5% 5/1/21	2,150	2,527
5% 5/1/22	1,850	2,178
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,428
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,415
5% 11/15/19	1,000	1,147
Michigan Fin. Auth. Rev.:
Series 2008 B2, 5% 6/1/15	1,090	1,107
Series 2012 A:
5% 6/1/16	2,290	2,412
5% 6/1/17	1,410	1,532
5% 6/1/18	2,430	2,701
Michigan Hosp. Fin. Auth. Rev. Bonds:
Series 1999 B3, 0.3%, tender 11/15/33	25,000	24,997
Series 2005 A4, 1.625%, tender 11/1/19 (d)	9,215	9,213
Series 2010 F3, 1.4%, tender 6/29/18 (d)	1,900	1,913
Series 2010 F4, 1.95%, tender 4/1/20 (d)	6,545	6,577
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/15	1,750	1,812
5% 10/1/15	3,250	3,366
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Muni. Bond Auth. Rev.: - continued
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/15	$ 1,845	$ 1,872
5% 5/1/16	1,865	1,958
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,126
Series 2014 D:
5% 9/1/21	1,500	1,754
5% 9/1/23	500	593
Spring Lake Pub. Schools:
Series 2014, 5% 5/1/19	2,300	2,636
5% 11/1/19	2,775	3,209
5% 5/1/20	3,630	4,231
5% 11/1/20	1,745	2,060
5% 5/1/21	4,110	4,846
Univ. of Michigan Rev. Bonds 0.24%, tender 4/1/15 (d)	30,870	30,872
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,421
Western Michigan Univ. Rev. 5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,414
		139,840
Minnesota - 0.4%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	1,000	1,198
5% 1/1/23	1,000	1,210
Series 2014 B:
5% 1/1/21 (e)	2,290	2,672
5% 1/1/22 (e)	2,000	2,354
5% 1/1/23 (e)	1,000	1,182
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,341
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	590
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,000
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,046
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	$ 1,000	$ 1,200
5% 1/1/23	1,500	1,816
5% 1/1/24	1,000	1,224
		16,833
Mississippi - 0.5%
Mississippi Bus. Fin. Corp. Rev. Bonds (Pwr. Co. Proj.) Series 2010, 1.625%, tender 1/12/18 (d)	12,400	12,496
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.57% 9/1/17 (d)	3,295	3,312
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity)	4,000	3,996
		19,804
Missouri - 0.0%
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/18	765	861
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/22 (Pre-Refunded to 1/1/18 @ 100)	1,100	1,233
Series C:
4% 1/1/15	2,360	2,360
4% 1/1/16	2,195	2,274
		5,867
Nevada - 2.7%
Clark County Arpt. Rev.:
Series 2008 E, 5% 7/1/15	3,500	3,581
Series 2013 C1, 2.5% 7/1/15 (e)	12,400	12,529
Clark County School District:
Series 2005 A, 5% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,215	21,858
Series 2012 A, 5% 6/15/19	24,610	28,355
Series 2014 A, 5.5% 6/15/16	2,700	2,895
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	14,022
Series 2012 B, 5% 8/1/20	2,230	2,635
Series 2013 D1:
5% 3/1/22	11,250	13,538
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig.: - continued
5% 3/1/23	$ 4,500	$ 5,458
5% 3/1/24	2,700	3,228
		108,099
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/20	2,705	2,856
4% 7/1/21	1,520	1,606
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17	3,000	3,258
5% 2/1/18	2,500	2,786
		10,506
New Jersey - 6.2%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/20	3,000	3,446
5% 2/15/21	2,500	2,900
5% 2/15/22	2,500	2,917
5% 2/15/23	2,750	3,221
New Jersey Ctfs. of Prtn.:
Series 2008 A, 5% 6/15/15	750	765
Series 2009 A:
5% 6/15/15	11,285	11,513
5% 6/15/16	6,500	6,894
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 K, 5.5% 12/15/19	8,030	9,301
Series 2005 O, 5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	6,350	6,397
Series 2008 W, 5% 3/1/15 (Escrowed to Maturity)	10,400	10,477
Series 2009 BB, 5% 9/1/15 (Escrowed to Maturity)	3,390	3,497
Series 2011 EE, 5% 9/1/20	5,000	5,689
Series 2012 II, 5% 3/1/21	6,800	7,722
Series 2012, 5% 6/15/18	10,600	11,863
Series 2013 NN, 5% 3/1/19	8,165	9,143
Series 2014 PP, 5% 6/15/19	17,000	19,126
New Jersey Edl. Facility Series 2014:
5% 6/15/20	11,000	12,355
5% 6/15/21	11,000	12,431
New Jersey Gen. Oblig. Series O, 5.25% 8/1/22	3,930	4,731
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/15	$ 4,500	$ 4,683
Series 2013:
5% 12/1/18 (e)	6,000	6,684
5% 12/1/19 (e)	3,850	4,301
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2013 D, 0.57%, tender 1/1/16 (d)	5,000	5,008
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	1,500	1,518
Series 2013 A, 5% 1/1/24	4,345	5,144
Series 2013 C, 0.52% 1/1/17 (d)	16,000	16,072
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,448
Series 2003 B, 5.25% 12/15/19	3,870	4,445
Series 2003 B. 5.25% 12/15/19	5,500	6,317
Series 2012 AA, 5% 6/15/19	1,500	1,692
Series 2013 A:
5% 12/15/19	6,455	7,339
5% 6/15/20	18,000	20,462
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A:
5% 9/15/15	5,250	5,417
5% 9/15/21	4,900	5,670
		244,588
New Mexico - 1.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (d)	22,325	22,448
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,391
Series 2010 A1:
4% 12/1/15	3,700	3,823
4% 12/1/16	6,750	7,185
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	4,868
		45,715
New York - 9.9%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,218
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A: - continued
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	$ 640	$ 717
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,572
New York City Gen. Oblig.:
Series 2005 F1, 5% 9/1/15	3,560	3,673
Series 2014 J, 3% 8/1/16	5,600	5,817
Series 2014 K, 3% 8/1/16	3,900	4,051
Series J8, 0.42% 8/1/21 (d)	7,500	7,501
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,509
Series 2010 B:
5% 11/1/17	11,740	13,087
5% 11/1/17 (Escrowed to Maturity)	18,260	20,377
5% 11/1/20	5,950	6,930
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	890	925
5% 11/1/17	8,015	8,935
5% 11/1/17 (Escrowed to Maturity)	2,100	2,350
Series 2012 A:
5% 11/1/17	6,180	6,889
5% 11/1/17 (Escrowed to Maturity)	820	918
5% 11/1/20	4,500	5,330
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,691
Series 2012 A, 4% 5/15/20	8,000	8,973
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A, 5% 3/15/15	4,000	4,039
Series 2009 D, 5% 6/15/15	16,075	16,420
Series 2012 A, 5% 12/15/20	8,500	10,095
Series A:
5% 2/15/15	8,775	8,825
5% 2/15/15 (Escrowed to Maturity)	5	5
New York Dorm. Auth. Revs.:
(Mental Health Svcs. Facilities Proj.) Series 2009 A1, 5% 2/15/15	9,000	9,052
Series 2008 B, 5% 7/1/15	30,000	30,702
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	7,775
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2009 A:
5% 7/1/15	$ 12,850	$ 13,145
5% 7/1/16	8,390	8,959
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	12,400	13,980
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/15	2,325	2,421
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2012 G2, 0.634%, tender 11/1/15 (d)	13,300	13,315
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	6,089
Series 2008 B2:
5% 11/15/19	6,185	7,170
5% 11/15/20	5,500	6,478
5% 11/15/21	4,000	4,765
Series 2012 B, 5% 11/15/22	2,000	2,392
Series 2012 D, 5% 11/15/18	2,515	2,872
Series 2012 E:
4% 11/15/19	4,000	4,451
5% 11/15/21	2,435	2,901
Series 2012 F, 5% 11/15/19	5,000	5,797
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	20,400	23,347
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/17	1,000	1,094
Series 2011 A1:
5% 4/1/17	1,500	1,641
5% 4/1/18	3,500	3,936
New York Urban Dev. Corp. Rev.:
Series 2009 C, 5% 12/15/16	17,000	18,476
Series 2011 A, 5% 3/15/21	18,425	21,996
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	20,000	21,294
Series 2013 B, 5% 6/1/21	3,400	3,601
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	3,830	4,044
		392,540
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - 2.1%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	$ 1,000	$ 1,073
4% 6/1/18	1,280	1,399
4% 6/1/20	1,000	1,118
5% 6/1/19	1,305	1,500
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,190
5% 3/1/18	1,500	1,683
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5% 11/1/15 (FSA Insured)	1,600	1,642
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A:
5% 1/1/15	4,000	4,001
5% 1/1/16	6,035	6,304
North Carolina Gen. Oblig. Series 2014 A, 5% 6/1/16	8,095	8,619
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,260
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,528
5% 6/1/16	1,000	1,060
5% 6/1/17	3,220	3,521
5% 6/1/18	3,820	4,274
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15	3,675	3,676
Series 2008 A, 5.25% 1/1/20	2,000	2,247
Series 2012 A, 5% 1/1/18	18,705	20,860
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.5539%, tender 12/1/15 (d)	11,500	11,507
		83,462
North Dakota - 0.0%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,887
Ohio - 3.6%
American Muni. Pwr., Inc. Rev. Bonds Series B, 5%, tender 8/15/20 (c)(d)	35,000	40,129
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,210
5% 6/1/17	3,500	3,817
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	4,070
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	$ 1,000	$ 1,066
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,145	2,438
5% 6/15/23	1,855	2,114
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/19	1,910	2,187
5% 12/1/20	2,205	2,554
5% 12/1/21	2,045	2,380
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	760	774
5% 6/1/16 (FSA Insured)	1,105	1,172
5% 6/1/17 (FSA Insured)	1,160	1,233
Ohio Air Quality Dev. Auth. Rev.:
Bonds (First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (d)	13,300	14,052
Series 2009 C, 5.625% 6/1/18	1,395	1,553
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	6,505	6,736
Series 2010 C:
4% 10/1/15	3,200	3,290
5% 10/1/16	1,250	1,347
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	4,535	4,696
Series 2010 A, 5% 10/1/15	1,185	1,227
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	2,889
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/17	3,290	3,642
Series 2011 A, 5% 8/1/17	3,070	3,398
Series 2012 C, 5% 9/15/21	4,350	5,236
Series 2013 B, 4% 6/15/16	2,200	2,313
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,000
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	501
5% 1/15/17	1,000	1,082
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
Series 2013 A2, 0.24% 1/1/15 (d)	$ 1,430	$ 1,430
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/16	4,720	5,120
5% 12/1/16 (Escrowed to Maturity)	280	304
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	10,225	10,867
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (d)	5,000	5,063
		143,890
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23	2,600	3,036
Series 2004 A, 2.375% 12/1/21	1,350	1,374
Series 2012, 5% 2/15/21	1,600	1,868
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	5,988
		12,266
Oregon - 0.1%
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/15	2,500	2,523
5% 3/15/16	1,750	1,843
		4,366
Pennsylvania - 5.1%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/15 (FSA Insured) (e)	1,000	1,000
5% 1/1/16 (FSA Insured) (e)	1,000	1,045
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 4% 8/15/15	1,385	1,417
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 3.375%, tender 7/1/15 (d)	2,000	2,025
Series 2006 A, 3.5%, tender 6/1/20 (d)	5,250	5,406
Series 2006 B, 3.5%, tender 6/1/20 (d)	6,000	6,179
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	$ 5,000	$ 5,512
5% 7/1/22	5,200	5,543
5% 1/1/23	3,000	3,137
5% 7/1/23	1,650	1,689
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,064
5% 7/1/17	1,255	1,376
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,401
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A:
4% 10/1/18	1,000	1,082
4% 10/1/19	660	717
5% 10/1/20	1,260	1,431
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,707
5% 3/1/19	2,310	2,589
5% 3/1/20	2,140	2,434
Pennsylvania Gen. Oblig.:
Series 2006 1, 5% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	7,000	7,554
Series 2010 A3, 5% 7/15/16	3,900	4,170
Series 2011, 5% 7/1/21	1,900	2,264
Series 2013 1, 5% 4/1/16	2,655	2,807
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2014:
5% 12/1/19	340	396
5% 12/1/21	275	327
5% 12/1/22	855	1,030
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	10,828
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2009 B, 5% 12/1/17	12,500	13,942
Series 2013 A, 0.64% 12/1/17 (d)	6,400	6,437
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,146
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gas Works Rev.: - continued
Eighth Series A, 5% 8/1/16	$ 1,000	$ 1,067
Seventeenth Series:
5.375% 7/1/15 (FSA Insured)	2,000	2,044
5.375% 7/1/16 (FSA Insured)	2,300	2,437
Philadelphia Gen. Oblig.:
Series 2008 A:
5% 12/15/15 (FSA Insured)	5,000	5,217
5% 12/15/16 (FSA Insured)	7,275	7,871
Series 2011:
5.25% 8/1/17	6,165	6,800
5.25% 8/1/18	5,515	6,237
Philadelphia Muni. Auth. Rev. Series 2013 A:
5% 11/15/17	6,635	7,339
5% 11/15/18	3,430	3,877
Philadelphia School District Series 2010 C, 5% 9/1/16	13,610	14,565
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	15,314
5% 6/15/16	6,000	6,390
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,597
5% 2/1/16 (FSA Insured)	5,620	5,891
Pittsburgh School District Series 2010 A:
4% 9/1/15	1,405	1,439
4% 9/1/15 (Escrowed to Maturity)	45	46
5% 9/1/16 (FSA Insured)	1,685	1,807
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B, 5% 11/15/15	2,420	2,520
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,119
5% 6/1/19	200	228
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/19	1,305	1,453
5% 4/1/20	1,250	1,410
5% 4/1/21	1,000	1,140
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,374
		202,837
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.3%
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	$ 2,010	$ 2,049
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,017
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A:
5% 5/15/18	1,000	1,099
5% 5/15/19	1,500	1,670
		11,835
South Carolina - 0.6%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,358
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B:
5% 12/1/17	2,000	2,232
5% 12/1/20	1,000	1,177
Series 2012 C, 5% 12/1/17	10,535	11,757
Series 2014 C:
5% 12/1/22	1,100	1,318
5% 12/1/23	5,000	6,041
		23,883
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/15	680	700
5% 9/1/16	500	534
5% 9/1/17	490	539
Series 2011:
5% 9/1/17	1,100	1,210
5% 9/1/18	1,200	1,351
5% 9/1/19	1,255	1,436
Series 2014 B:
4% 11/1/19	400	444
4% 11/1/20	625	696
4% 11/1/21	500	558
5% 11/1/22	375	445
		7,913
Tennessee - 0.4%
Knox County Health Edl. & Hsg. Facilities Series 2012 A:
5% 1/1/19	1,925	2,178
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Series 2012 A: - continued
5% 1/1/20	$ 2,500	$ 2,875
5% 1/1/21	2,500	2,913
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (e)	1,730	1,839
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	1,936
5% 7/1/17	1,100	1,213
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,219
		16,173
Texas - 7.3%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,660
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	1,000	1,040
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,313
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,607
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,343
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,746
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,151
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/15	5,000	5,194
Series 2013 F:
5% 11/1/19	2,000	2,323
5% 11/1/20	1,500	1,770
5% 11/1/21	3,000	3,582
5% 11/1/22	5,000	6,001
Dallas Independent School District Series 2014 A, 4% 8/15/16	9,280	9,806
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,826
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	3,883
Grapevine Gen. Oblig. Series 2009, 5% 2/15/16	1,375	1,447
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Health Sys. Proj.) Series 2013 B:
0.34% 6/1/15 (d)	$ 1,465	$ 1,465
0.44% 6/1/16 (d)	1,590	1,592
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A, 5% 11/15/16	500	535
Harris County Gen. Oblig.:
Bonds Series 2012 B, 0.63%, tender 8/15/15 (d)	10,470	10,473
Series 2012 A, 0.47% 8/15/15 (d)	1,300	1,302
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (e)	7,380	8,090
Series 2012 A, 5% 7/1/23 (e)	2,000	2,353
Series A:
5% 7/1/15	2,070	2,119
5% 7/1/16	1,080	1,154
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	4,482
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.64%, tender 8/1/16 (d)	9,200	9,230
5% 5/15/22	5,000	6,041
5% 5/15/23	7,000	8,549
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,350
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,296
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,508
Lower Colorado River Auth. Rev.:
Series 2010, 5% 5/15/17	2,805	3,078
5% 5/15/15	2,120	2,157
5% 5/15/15 (Escrowed to Maturity)	5	5
5% 5/15/16	2,355	2,500
5% 5/15/16 (Escrowed to Maturity)	5	5
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,518
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,076
5% 7/1/18	3,030	3,413
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	1,956
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	$ 1,580	$ 1,755
North Texas Tollway Auth. Rev. Bonds Series 2012 C, 1.95%, tender 1/1/19 (d)	8,500	8,621
Northside Independent School District Bonds:
Series 2011 A, 2%, tender 6/1/19 (d)	6,500	6,585
1%, tender 6/1/16 (d)	20,000	20,134
1.2%, tender 8/1/17 (d)	29,415	29,519
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	1,000	1,168
San Antonio Elec. & Gas Sys. Rev. Series 2006 A, 5% 2/1/25 (Pre-Refunded to 2/1/16 @ 100)	3,400	3,573
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,164
5% 9/15/21	1,000	1,179
5% 9/15/22	3,440	4,070
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,670
5% 5/15/20	6,000	7,067
5% 5/15/21	5,000	5,960
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,220	2,233
5% 2/15/15 (Escrowed to Maturity)	280	281
5% 2/15/16	2,000	2,104
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,241
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	750	884
5% 8/15/23	1,000	1,187
Series 2013:
4% 9/1/18	400	435
5% 9/1/19	655	748
5% 9/1/20	915	1,060
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
5.75% 7/1/18	2,600	2,872
5.75% 7/1/18 (Pre-Refunded to 7/1/16 @ 100)	810	833
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27 (Pre-Refunded to 4/1/16 @ 100)	3,700	3,920
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Series 2009 A, 5% 10/1/16	$ 3,400	$ 3,665
Series 2014, 5% 10/1/16	10,645	11,474
Texas Muni. Pwr. Agcy. Rev. Series 2010:
5% 9/1/15	835	860
5% 9/1/16	750	803
Texas Pub. Fin. Auth. Rev. Series 2014 B:
4% 7/1/17	2,100	2,243
4% 7/1/18	2,200	2,277
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (d)	6,300	6,306
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/25	2,200	2,394
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,192
Univ. of Texas Board of Regents Sys. Rev.:
Series 2006 B, 5% 8/15/24 (Pre-Refunded to 8/15/16 @ 100)	5,975	6,403
Series 2010 B, 5% 8/15/21	1,800	2,170
		289,989
Utah - 0.2%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,194
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	5,555	5,931
		7,125
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,310
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,144
Virginia - 0.4%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	669
5% 7/15/21	400	458
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,340	2,729
Virginia Commonwealth Trans. Board Rev. (U.S. Route 58 Corridor Dev. Prog.) Series 2014 B, 5% 5/15/16	2,100	2,231
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Pub. School Auth.:
Series ll, 5% 4/15/16	$ 2,600	$ 2,754
Series Xll, 5% 4/15/16	3,940	4,173
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (d)	2,500	2,544
		15,558
Washington - 2.8%
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	40,000	46,278
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,608
5% 1/1/21	1,865	2,219
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	6,880
5% 12/1/17	2,950	3,290
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (e)	2,500	2,699
Port of Seattle Rev. Series 2010 C:
5% 2/1/16 (e)	2,000	2,097
5% 2/1/17 (e)	2,500	2,705
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,175
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,784
Tacoma Elec. Sys. Rev. Series 2013 A:
4% 1/1/20	5,000	5,586
4% 1/1/21	2,000	2,251
5% 1/1/20	3,000	3,503
5% 1/1/21	1,770	2,098
Washington Gen. Oblig.:
Series 2012 AR, 5% 7/1/18	5,000	5,665
Series 2015 AR, 5% 7/1/18	18,720	21,210
		112,048
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2.25%, tender 9/1/16 (d)(e)	7,000	7,108
Wisconsin - 0.7%
Madison Gen. Oblig. Series 2014 A, 5% 10/1/21	3,215	3,872
Milwaukee County Arpt. Rev.:
Series 2010 B, 5% 12/1/15 (e)	1,720	1,793
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Milwaukee County Arpt. Rev.: - continued
Series 2013 A:
5% 12/1/20 (e)	$ 1,330	$ 1,545
5% 12/1/22 (e)	1,470	1,724
5.25% 12/1/23 (e)	1,540	1,850
Wisconsin Gen. Oblig.:
Series 2005 D, 5% 5/1/19 (Pre-Refunded to 5/1/16 @ 100)	2,260	2,399
Series 2014 B, 5% 5/1/16	2,600	2,757
Wisconsin Health & Edl. Facilities Series 2014:
4% 5/1/18	375	402
4% 5/1/19	285	306
5% 5/1/20	410	460
5% 5/1/21	640	719
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,243
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,625
(Thedacare, Inc. Proj.) Series 2010:
5% 12/15/15	1,105	1,154
5% 12/15/16	1,440	1,557
5% 12/15/17	1,540	1,712
Series 2012, 5% 10/1/21	1,400	1,644
		26,762
TOTAL MUNICIPAL BONDS (Cost $3,621,419)		3,703,305
Municipal Notes - 2.2%

Connecticut - 0.4%
Hartford Gen. Oblig. BAN 2% 10/27/15	14,200	14,383
Louisiana - 1.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.22% 1/7/15, VRDN (d)	4,300	4,300
Series 2010 B1, 0.2% 1/7/15, VRDN (d)	35,600	35,600
		39,900
New York - 0.7%
Monroe County Gen. Oblig. BAN Series 2014, 1% 7/1/15	17,700	17,738
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Oyster Bay Gen. Oblig. TAN Series 2014, 1% 3/27/15	$ 8,300	$ 8,309
Rockland County Gen. Oblig. TAN Series 2014, 2% 3/17/15	1,900	1,905
		27,952
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.22% 1/7/15, VRDN (d)(e)	5,900	5,900
TOTAL MUNICIPAL NOTES (Cost $88,129)		88,135
TOTAL INVESTMENT PORTFOLIO - 95.4% (Cost $3,709,548)		3,791,440
NET OTHER ASSETS (LIABILITIES) - 4.6%		184,752
NET ASSETS - 100%		$ 3,976,192
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,514,000 or 0.1% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 2
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	38.1%
Electric Utilities	12.5%
Transportation	9.9%
Special Tax	9.4%
Health Care	8.7%
Others* (Individually Less Than 5%)	21.4%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2014
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,709,548)		$ 3,791,440
Cash		220,509
Receivable for fund shares sold		6,616
Interest receivable		39,359
Prepaid expenses		8
Other receivables		19
Total assets		4,057,951

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 65,719
Payable for fund shares redeemed	12,548
Distributions payable	1,295
Accrued management fee	1,195
Distribution and service plan fees payable	142
Other affiliated payables	809
Other payables and accrued expenses	51
Total liabilities		81,759

Net Assets		$ 3,976,192
Net Assets consist of:
Paid in capital		$ 3,893,079
Undistributed net investment income		112
Accumulated undistributed net realized gain (loss) on investments		1,109
Net unrealized appreciation (depreciation) on investments		81,892
Net Assets		$ 3,976,192

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2014
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($397,280 ÷ 37,082.38 shares)	$ 10.71

Maximum offering price per share (100/97.25 of $10.71)	$ 11.01
Class T: Net Asset Value and redemption price per share ($24,784 ÷ 2,317.57 shares)	$ 10.69

Maximum offering price per share (100/97.25 of $10.69)	$ 10.99
Class B: Net Asset Value and offering price per share ($412 ÷ 38.48 shares) A	$ 10.71

Class C: Net Asset Value and offering price per share ($65,456 ÷ 6,121.32 shares) A	$ 10.69

Limited Term Municipal Income: Net Asset Value, offering price and redemption price per share ($3,224,874 ÷ 301,538.71 shares)	$ 10.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($263,386 ÷ 24,614.41 shares)	$ 10.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2014
Investment Income
Interest		$ 85,036
Income from Fidelity Central Funds		2
Total income		85,038

Expenses
Management fee	$ 13,872
Transfer agent fees	4,054
Distribution and service plan fees	1,555
Accounting fees and expenses	611
Custodian fees and expenses	48
Independent trustees' compensation	17
Registration fees	184
Audit	59
Legal	9
Miscellaneous	30
Total expenses before reductions	20,439
Expense reductions	(60)	20,379
Net investment income (loss)		64,659
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,731
Change in net unrealized appreciation (depreciation) on investment securities		12,153
Net gain (loss)		16,884
Net increase (decrease) in net assets resulting from operations		$ 81,543

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2014	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,659	$ 71,632
Net realized gain (loss)	4,731	5,964
Change in net unrealized appreciation (depreciation)	12,153	(76,421)
Net increase (decrease) in net assets resulting from operations	81,543	1,175
Distributions to shareholders from net investment income	(64,660)	(71,638)
Distributions to shareholders from net realized gain	(5,775)	(3,714)
Total distributions	(70,435)	(75,352)
Share transactions - net increase (decrease)	176,760	(480,013)
Redemption fees	43	46
Total increase (decrease) in net assets	187,911	(554,144)

Net Assets
Beginning of period	3,788,281	4,342,425
End of period (including undistributed net investment income of $112 and undistributed net investment income of $50, respectively)	$ 3,976,192	$ 3,788,281

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.68	$ 10.86	$ 10.83	$ 10.62	$ 10.64
Income from Investment Operations
Net investment income (loss) C	.153	.158	.164	.198	.209
Net realized and unrealized gain (loss)	.046	(.170)	.034	.225	(.016)
Total from investment operations	.199	(.012)	.198	.423	.193
Distributions from net investment income	(.153)	(.158)	(.156)	(.205)	(.209)
Distributions from net realized gain	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.169)	(.168)	(.168)	(.213)	(.213)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.71	$ 10.68	$ 10.86	$ 10.83	$ 10.62
Total Return A, B	1.87%	(.11)%	1.84%	4.03%	1.81%
Ratios to Average Net Assets D, F
Expenses before reductions	.79%	.78%	.79%	.77%	.78%
Expenses net of fee waivers, if any	.79%	.78%	.79%	.77%	.78%
Expenses net of all reductions	.79%	.78%	.78%	.77%	.77%
Net investment income (loss)	1.42%	1.47%	1.51%	1.85%	1.95%
Supplemental Data
Net assets, end of period (in millions)	$ 397	$ 318	$ 394	$ 336	$ 200
Portfolio turnover rate E	21%	20%	21%	22%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.85	$ 10.81	$ 10.60	$ 10.63
Income from Investment Operations
Net investment income (loss) C	.157	.162	.166	.199	.211
Net realized and unrealized gain (loss)	.046	(.180)	.044	.226	(.026)
Total from investment operations	.203	(.018)	.210	.425	.185
Distributions from net investment income	(.157)	(.162)	(.158)	(.207)	(.211)
Distributions from net realized gain	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.173)	(.172)	(.170)	(.215)	(.215)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.69	$ 10.66	$ 10.85	$ 10.81	$ 10.60
Total Return A, B	1.91%	(.17)%	1.95%	4.05%	1.74%
Ratios to Average Net Assets D, F
Expenses before reductions	.76%	.75%	.77%	.76%	.76%
Expenses net of fee waivers, if any	.76%	.75%	.77%	.76%	.76%
Expenses net of all reductions	.75%	.75%	.76%	.76%	.75%
Net investment income (loss)	1.46%	1.50%	1.52%	1.86%	1.97%
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 24	$ 25	$ 26	$ 24
Portfolio turnover rate E	21%	20%	21%	22%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 10.86	$ 10.82	$ 10.61	$ 10.64
Income from Investment Operations
Net investment income (loss) C	.086	.089	.093	.128	.139
Net realized and unrealized gain (loss)	.056	(.180)	.045	.226	(.026)
Total from investment operations	.142	(.091)	.138	.354	.113
Distributions from net investment income	(.086)	(.089)	(.086)	(.136)	(.139)
Distributions from net realized gain	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.102)	(.099)	(.098)	(.144)	(.143)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.71	$ 10.67	$ 10.86	$ 10.82	$ 10.61
Total Return A, B	1.33%	(.84)%	1.27%	3.36%	1.06%
Ratios to Average Net Assets D, F
Expenses before reductions	1.42%	1.43%	1.44%	1.43%	1.44%
Expenses net of fee waivers, if any	1.42%	1.43%	1.44%	1.42%	1.43%
Expenses net of all reductions	1.42%	1.43%	1.43%	1.42%	1.42%
Net investment income (loss)	.80%	.82%	.85%	1.19%	1.30%
Supplemental Data
Net assets, end of period (in millions)	$ -	$ 1	$ 1	$ 2	$ 2
Portfolio turnover rate E	21%	20%	21%	22%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.84	$ 10.81	$ 10.60	$ 10.63
Income from Investment Operations
Net investment income (loss) C	.072	.077	.082	.117	.129
Net realized and unrealized gain (loss)	.046	(.169)	.035	.226	(.026)
Total from investment operations	.118	(.092)	.117	.343	.103
Distributions from net investment income	(.072)	(.078)	(.075)	(.125)	(.129)
Distributions from net realized gain	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.088)	(.088)	(.087)	(.133)	(.133)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.69	$ 10.66	$ 10.84	$ 10.81	$ 10.60
Total Return A, B	1.11%	(.86)%	1.08%	3.25%	.96%
Ratios to Average Net Assets D, F
Expenses before reductions	1.54%	1.54%	1.53%	1.53%	1.52%
Expenses net of fee waivers, if any	1.54%	1.54%	1.53%	1.53%	1.52%
Expenses net of all reductions	1.54%	1.53%	1.53%	1.52%	1.52%
Net investment income (loss)	.67%	.72%	.76%	1.09%	1.20%
Supplemental Data
Net assets, end of period (in millions)	$ 65	$ 71	$ 92	$ 79	$ 77
Portfolio turnover rate E	21%	20%	21%	22%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Limited Term Municipal Income

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.85	$ 10.81	$ 10.60	$ 10.63
Income from Investment Operations
Net investment income (loss) B	.186	.191	.197	.228	.240
Net realized and unrealized gain (loss)	.046	(.180)	.045	.227	(.026)
Total from investment operations	.232	.011	.242	.455	.214
Distributions from net investment income	(.186)	(.191)	(.190)	(.237)	(.240)
Distributions from net realized gain	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.202)	(.201)	(.202)	(.245)	(.244)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 10.69	$ 10.66	$ 10.85	$ 10.81	$ 10.60
Total Return A	2.19%	.10%	2.25%	4.34%	2.02%
Ratios to Average Net Assets C, E
Expenses before reductions	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.48%	.48%	.47%	.48%	.48%
Net investment income (loss)	1.73%	1.78%	1.81%	2.14%	2.24%
Supplemental Data
Net assets, end of period (in millions)	$ 3,225	$ 3,168	$ 3,624	$ 3,523	$ 3,456
Portfolio turnover rate D	21%	20%	21%	22%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 10.85	$ 10.81	$ 10.61	$ 10.63
Income from Investment Operations
Net investment income (loss) B	.179	.184	.191	.224	.235
Net realized and unrealized gain (loss)	.046	(.169)	.045	.216	(.015)
Total from investment operations	.225	.015	.236	.440	.220
Distributions from net investment income	(.179)	(.185)	(.184)	(.232)	(.236)
Distributions from net realized gain	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.195)	(.195)	(.196)	(.240)	(.240)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 10.70	$ 10.67	$ 10.85	$ 10.81	$ 10.61
Total Return A	2.12%	.14%	2.19%	4.19%	2.07%
Ratios to Average Net Assets C, E
Expenses before reductions	.55%	.54%	.54%	.52%	.53%
Expenses net of fee waivers, if any	.55%	.54%	.54%	.52%	.53%
Expenses net of all reductions	.54%	.54%	.53%	.52%	.52%
Net investment income (loss)	1.67%	1.71%	1.76%	2.09%	2.20%
Supplemental Data
Net assets, end of period (in millions)	$ 263	$ 207	$ 206	$ 152	$ 142
Portfolio turnover rate D	21%	20%	21%	22%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Limited Term Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Limited Term Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 85,896
Gross unrealized depreciation	(3,990)
Net unrealized appreciation (depreciation) on securities	$ 81,906

Tax Cost	$ 3,709,534

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 90
Undistributed long-term capital gain	$ 1,118
Net unrealized appreciation (depreciation) on securities and other investments	$ 81,906

The tax character of distributions paid was as follows:

	December 31, 2014	December 31, 2013
Tax-exempt Income	$ 64,660	$ 71,638
Long-term Capital Gains	5,775	3,714
Total	$ 70,435	$ 75,352

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3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $882,192 and $775,695, respectively.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 824	$ 7
Class T	-%	.25%	59	-*
Class B	.65%	.25%	4	3
Class C	.75%	.25%	668	82
			$ 1,555	$ 92

* Amount represents one hundred ninety dollars.

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19
Class T	8
Class B*	1
Class C*	6
$ 34

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Limited Term Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 515.16
Class T	28.12
Class B	1.13
Class C	104.16
Limited Term Municipal Income	3,049.10
Institutional Class	357.16
	$ 4,054

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $40 and $20, respectively.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2014	2013
From net investment income
Class A	$ 4,673	$ 5,745
Class T	347	389
Class B	3	7
Class C	452	585
Limited Term Municipal Income	55,470	61,526
Institutional Class	3,715	3,386
Total	$ 64,660	$ 71,638
From net realized gain
Class A	$ 518	$ 329
Class T	36	24
Class B	1	1
Class C	101	71
Limited Term Municipal Income	4,778	3,097
Institutional Class	341	192
Total	$ 5,775	$ 3,714

Annual Report

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended December 31,	2014	2013	2014	2013
Class A
Shares sold	21,930	17,258	$ 235,729	$ 186,600
Reinvestment of distributions	419	453	4,497	4,871
Shares redeemed	(15,005)	(24,258)	(161,198)	(260,966)
Net increase (decrease)	7,344	(6,547)	$ 79,028	$ (69,495)
Class T
Shares sold	936	1,844	$ 10,041	$ 19,947
Reinvestment of distributions	34	36	360	384
Shares redeemed	(932)	(1,872)	(9,993)	(20,208)
Net increase (decrease)	38	8	$ 408	$ 123
Class B
Shares sold	5	16	$ 58	$ 168
Reinvestment of distributions	-*	1	4	6
Shares redeemed	(17)	(69)	(183)	(740)
Net increase (decrease)	(12)	(52)	$ (121)	$ (566)
Class C
Shares sold	1,064	1,589	$ 11,413	$ 17,079
Reinvestment of distributions	42	49	454	522
Shares redeemed	(1,668)	(3,466)	(17,881)	(37,229)
Net increase (decrease)	(562)	(1,828)	$ (6,014)	$ (19,628)
Limited Term Municipal Income
Shares sold	76,270	84,688	$ 818,051	$ 911,728
Reinvestment of distributions	4,133	4,446	44,337	47,763
Shares redeemed	(75,997)	(126,146)	(815,047)	(1,354,126)
Net increase (decrease)	4,406	(37,012)	$ 47,341	$ (394,635)
Institutional Class
Shares sold	13,740	12,901	$ 147,453	$ 138,587
Reinvestment of distributions	270	212	2,893	2,276
Shares redeemed	(8,783)	(12,706)	(94,228)	(136,675)
Net increase (decrease)	5,227	407	$ 56,118	$ 4,188

* Amount represents three hundred sixty-two shares.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Limited Term Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Limited Term Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Limited Term Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 19, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, James C. Curvey, and John Engler, each of the Trustees oversees 233 funds. Ms. Acton and Mr. Engler each oversees 215 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

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Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

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Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).]

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.]

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014-present), and is an employee of Fidelity Invest-ments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Limited Term Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	02/09/15	02/06/15	$0.004

During fiscal year ended 2014, 100% of the fund's income dividends was free from federal income tax, and 4.93% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2014, $4,486,196, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Limited Term Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Limited Term Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the retail class ranked below its competitive median for 2013, the total expense ratio of Class B ranked equal to its competitive median for 2013, and the total expense ratio of each of Class A, Class T, Class C, and Institutional Class ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted the total expense ratio of Class C was above the competitive median primarily because of higher 12b-1 fees compared to most competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASTMI-UANN-0215
1.796657.111

Fidelity®

Limited Term
Municipal Income Fund

Annual Report

December 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

Semia

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity® Limited Term Municipal Income Fund	2.19%	2.17%	2.84%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Limited Term Municipal Income Fund, a class of the fund, on December 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds posted a strong result for the 12 months ending December 31, 2014, driven by steady demand, tight supply and improving credit fundamentals. The Barclays® Municipal Bond Index returned 9.05%, significantly outperforming the U.S. investment-grade taxable bond market. Munis were driven, in part, by continued economic growth, declining long-term interest rates, and the relative attractiveness of U.S. markets amid global economic and political uncertainty. More specific to munis, prices rose as investors became more upbeat about the fundamental outlook of many state and local governments. Additionally, a steady stream of municipal bond cash flows - coupon payments, maturities and those due to early bond calls by issuers - fueled reinvestment. Meanwhile, investors took solace that the financial distress experienced by Puerto Rico, Detroit and a few California cities in bankruptcy did not expand to the broader market. Lastly, the tax advantages of munis had particular appeal due to the higher federal tax rates for top earners that took effect in 2013, as well as the new 3.8% Medicare tax on unearned, non-municipal investment income.

Comments from Mark Sommer, Lead Portfolio Manager of Fidelity® Limited Term Municipal Income Fund: For the year, the fund's Retail Class shares returned 2.19%, while the Barclays® 1-6 Year Municipal Bond Index returned 1.78%. I kept the fund's interest rate sensitivity in line with the benchmark, and evaluated bonds based on their yields as well as their potential for price appreciation. The fund's yield-curve positioning was helpful to performance. We owned more bonds with maturities of five to 10 years compared with the index, and had less exposure to two- to three-year bonds. Longer-term bonds outperformed, driven in large measure by investors' appetite for more yield. My decision to overweight the health care sector was rewarded, as investors' appetite for yield helped it outperform higher-quality sectors. We also benefited from an overweighting in investment-grade bonds rated A and below, due to strong demand for their marginally higher yields. There weren't any major disappointments. That said, the fund's underweighting to bonds issued by Citizen's Property Insurance Corporation modestly detracted from results, reflecting the strong performance of these securities due to strong demand.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Class A	.79%
Actual		$ 1,000.00	$ 1,003.80	$ 3.99
Hypothetical A		$ 1,000.00	$ 1,021.22	$ 4.02
Class T	.75%
Actual		$ 1,000.00	$ 1,003.90	$ 3.79
Hypothetical A		$ 1,000.00	$ 1,021.42	$ 3.82
Class B	1.40%
Actual		$ 1,000.00	$ 1,000.70	$ 7.06
Hypothetical A		$ 1,000.00	$ 1,018.15	$ 7.12
Class C	1.53%
Actual		$ 1,000.00	$ 1,000.00	$ 7.71
Hypothetical A		$ 1,000.00	$ 1,017.49	$ 7.78
Limited Term Municipal Income	.48%
Actual		$ 1,000.00	$ 1,004.40	$ 2.43
Hypothetical A		$ 1,000.00	$ 1,022.79	$ 2.45
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,005.00	$ 2.73
Hypothetical A		$ 1,000.00	$ 1,022.48	$ 2.75

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
New York	10.6	11.9
Florida	9.0	8.0
Illinois	8.6	10.2
California	8.6	9.3
Texas	7.3	7.2
Top Five Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.1	35.8
Electric Utilities	12.5	12.8
Transportation	9.9	10.8
Special Tax	9.4	11.3
Health Care	8.7	8.4
Weighted Average Maturity as of December 31, 2014
		6 months ago
Years	3.3	3.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2014
6 months ago
Years	2.7	2.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
AAA 9.2%	AAA 8.2%
AA,A 76.0%	AA,A 77.4%
BBB 6.4%	BBB 5.9%
BB and Below 0.0%	BB and Below 0.1%
Not Rated 1.6%	Not Rated 2.3%
Short-Term Investments and Net Other Assets 6.8%	Short-Term Investments and Net Other Assets 6.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments December 31, 2014

Showing Percentage of Net Assets

Municipal Bonds - 93.2%
	Principal Amount (000s)	Value (000s)
Alaska - 0.6%
Anchorage Gen. Oblig.:
Series A:
5% 9/1/20	$ 1,090	$ 1,288
5% 9/1/22	1,200	1,455
Series B:
5% 9/1/18	3,685	4,198
5% 9/1/20	2,000	2,364
5% 9/1/22	1,425	1,728
Series C:
5% 9/1/18	1,000	1,139
5% 9/1/19	2,150	2,500
5% 9/1/20	1,260	1,489
5% 9/1/22	1,000	1,213
Series D:
5% 9/1/19	3,895	4,528
5% 9/1/20	2,000	2,364
		24,266
Arizona - 2.5%
Arizona Ctfs. of Prtn. Series 2010 A, 5% 10/1/16 (FSA Insured)	13,000	13,965
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/18	500	565
5% 12/1/19	600	689
5% 12/1/20	820	952
5% 12/1/21	1,105	1,294
5% 12/1/22	800	941
5% 12/1/23	1,000	1,184
5% 12/1/24	1,500	1,787
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2005 A2, 5% 9/1/16 (Pre-Refunded to 9/1/15 @ 100)	11,000	11,347
Series 2008, 5.5% 9/1/16	1,385	1,495
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,144
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	5,180	6,078
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
1% 7/1/19 (a)	900	955
1% 7/1/20 (a)	1,360	1,444
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	$ 5,835	$ 5,972
Series 2009 B, 5% 7/1/16	5,090	5,432
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.4%, tender 2/2/15 (d)(e)	17,350	17,350
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,210	2,580
5% 12/1/22	2,470	2,910
5% 12/1/23	3,425	4,071
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,722
Series 2012 A:
5% 7/1/18	825	934
5% 7/1/19	1,550	1,796
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,278
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16	3,055	3,224
5% 7/1/17	3,315	3,595
5% 7/1/18	3,365	3,732
		100,436
California - 8.6%
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A, 0% 10/1/19	3,600	3,244
Series 2013 A, 5% 10/1/22	2,190	2,633
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds 1.5%, tender 4/2/18	5,200	5,242
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (d)	15,600	16,673
5% 9/1/18	7,500	8,547
5% 9/1/19	20,000	23,301
5% 9/1/20	20,000	23,661
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	1,005	1,029
Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 1.84%, tender 7/1/17 (d)	4,000	4,060
California Infra Eco Dev. Bank Rev. Bonds Series 2013 A1:
0.32%, tender 4/1/16 (d)	17,000	17,000
0.32%, tender 4/1/16 (d)	30,000	30,000
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	$ 1,750	$ 1,991
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,199
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,124
5% 10/1/19	1,490	1,735
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/18	6,475	7,366
5% 10/1/19	5,000	5,805
5% 10/1/20	2,525	2,980
Series 2012 A, 5% 4/1/21	1,000	1,189
Series 2012 G, 5% 11/1/22	1,250	1,508
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,776
Series 2009 J, 5% 11/1/17	2,300	2,561
Series 2010 A:
5% 3/1/16	2,000	2,109
5% 3/1/17	5,405	5,891
California Statewide Cmntys. Dev. Auth. Rev. Bonds:
Series 2002 C, 5%, tender 5/1/17 (d)	4,000	4,389
Series 2009 E2, 5%, tender 5/1/17 (d)	2,000	2,195
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.474%, tender 12/12/15 (d)	12,500	12,505
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 4% 6/1/21	3,500	3,975
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A:
5% 7/1/18	9,750	11,112
5% 7/1/19	4,400	5,130
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,511
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	20,960	23,984
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,669
5% 3/1/19	2,935	3,375
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,190
5% 12/1/17	9,790	10,931
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 A2, 0.19%, tender 5/1/15 (d)	$ 18,000	$ 18,000
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,349
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A, 5% 7/1/15	2,170	2,221
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,037
5% 7/1/18	2,000	2,264
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	1,000	1,206
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (e)	2,500	2,938
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/23 (FSA Insured)	1,350	1,631
5% 9/1/24 (FSA Insured)	2,300	2,788
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,867
5% 6/1/17	3,700	4,034
5% 6/1/18	6,470	7,225
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,816
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	2,943
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,752
5% 8/1/18	8,000	8,902
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,147
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5% 5/15/15	1,845	1,877
San Pablo Calif Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	1,380	1,658
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,159
		341,404
Colorado - 0.2%
Colorado Health Facilities Auth. Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (d)	4,200	4,334
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	$ 3,860	$ 4,633
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	551
		9,518
Connecticut - 2.4%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (d)(e)	4,300	4,312
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A:
5% 1/1/15	10,500	10,500
5% 1/1/16	2,700	2,828
Series 2012 C, 5% 6/1/21	23,420	27,870
Series 2012 D, 0.33% 9/15/15 (d)	6,000	6,011
Series 2013 A:
0.18% 3/1/15 (d)	2,800	2,801
0.27% 3/1/16 (d)	1,100	1,102
0.38% 3/1/17 (d)	1,400	1,402
Series 2014 C, 5% 12/15/16	16,070	17,456
Series 2014 D, 2% 6/15/16	3,400	3,477
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (d)	2,860	2,908
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	7,700	8,341
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2011 A, 5% 12/1/18	5,575	6,376
New Haven Gen. Oblig. Series 2013 A, 5% 8/1/15	1,000	1,025
		96,409
Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/20	2,500	2,888
5% 1/1/21	2,000	2,339
		5,227
District Of Columbia - 0.4%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	3,782
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	$ 1,500	$ 1,543
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (d)	8,500	9,308
		14,633
Florida - 9.0%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B, 5% 12/1/15	4,395	4,555
Brevard County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/21	1,000	1,182
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/21	1,000	1,193
Broward County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,620
Series 2012 A:
5% 7/1/19	7,000	8,085
5% 7/1/20	15,070	17,604
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,005	14,277
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,019
Clearwater Wtr. and Swr. Rev. Series 2011:
4% 12/1/16	1,265	1,348
5% 12/1/17	1,685	1,877
5% 12/1/18	685	784
5% 12/1/19	1,820	2,124
5% 12/1/20	1,000	1,178
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/16	1,530	1,630
5% 10/1/17	1,455	1,586
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (d)	1,900	1,907
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	21,291
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,081
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 C:
5% 6/1/16	3,000	3,194
5% 6/1/20	3,625	4,243
Series 2012 C, 5% 6/1/16	3,585	3,816
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	$ 15,800	$ 18,287
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A:
5% 2/1/17	700	742
5% 2/1/18	1,790	1,932
5% 2/1/19	1,450	1,586
5% 2/1/20	2,025	2,234
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15 (Escrowed to Maturity)	20,010	20,479
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,227
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	1,998
5% 10/1/20	1,000	1,190
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,442
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	935	1,086
5% 7/1/22	2,000	2,357
5% 7/1/23	2,000	2,368
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,027
5% 9/1/17	1,000	1,085
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,263
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003, 5.25% 10/1/15	3,525	3,653
Manatee County Rev. Series 2013:
5% 10/1/19	1,250	1,456
5% 10/1/20	2,000	2,362
5% 10/1/21	2,000	2,394
5% 10/1/22	1,000	1,204
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,173
5% 11/15/22	485	572
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	2,000	2,310
5% 7/1/20	1,000	1,166
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Expressway Auth.: - continued
(Waste Mgmt., Inc. of Florida Proj.): - continued
5% 7/1/21	$ 2,000	$ 2,358
5% 7/1/22	2,000	2,375
5% 7/1/23	2,000	2,348
Series 2014 A, 5% 7/1/24	625	753
Series 2014 B:
5% 7/1/22	1,500	1,782
5% 7/1/23	3,250	3,884
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	3,942
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/20	4,875	5,666
5% 11/1/21	6,275	7,351
5% 11/1/22	2,915	3,436
5% 11/1/23	7,650	9,095
Series 2015 A:
5% 5/1/19 (c)	1,000	1,148
5% 5/1/20 (c)	2,095	2,429
5% 5/1/21 (c)	4,000	4,691
5% 5/1/22 (c)	3,720	4,379
5% 5/1/23 (c)	6,500	7,681
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,445
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,284
5% 10/1/16	1,325	1,422
Series 2009, 5.25% 10/1/19	1,245	1,428
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,892
Orlando & Orange County Expressway Auth. Rev.:
Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,462
Series 2012, 5% 7/1/19	1,000	1,152
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,667
Series 2010 C, 5% 10/1/17	1,895	2,106
Series 2011 B:
5% 10/1/18	2,250	2,569
5% 10/1/19	2,325	2,711
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
4% 12/1/19	$ 1,000	$ 1,099
5% 12/1/20	880	1,014
5% 12/1/21	1,100	1,264
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
4% 8/1/19	4,000	4,433
4% 8/1/21	4,040	4,511
5% 8/1/19	3,000	3,471
5% 8/1/21	4,000	4,762
Series 2015 B:
5% 8/1/19 (c)	2,735	3,164
5% 8/1/20 (c)	1,750	2,054
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	1,250	1,419
5% 10/1/19	1,100	1,268
5% 10/1/20	1,000	1,164
5% 10/1/21	1,000	1,178
5% 10/1/22	1,000	1,190
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (e)	4,465	4,913
5% 10/1/19 (e)	2,025	2,323
5% 10/1/18 (e)	2,745	3,093
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B, 5% 10/1/18	4,700	5,375
Series 2011, 5% 10/1/19	5,590	6,531
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,704
5% 11/15/17	1,515	1,689
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/15 (FSA Insured) (e)	2,920	3,019
5% 10/1/16 (FSA Insured) (e)	6,000	6,435
5% 10/1/17 (FSA Insured) (e)	5,000	5,494
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	2,098
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,247
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B:
5% 8/1/18	$ 300	$ 341
5% 8/1/19	310	359
		357,255
Georgia - 3.0%
Atlanta Arpt. Rev.:
5% 1/1/22	1,000	1,192
5% 1/1/23	1,000	1,198
5% 1/1/24	1,150	1,386
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (d)	12,500	12,641
2.2%, tender 4/2/19 (d)	9,700	9,818
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,573
5% 1/1/20	4,000	4,664
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/16	23,900	25,531
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,282
(Proj. One):
Series 2008 A, 5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,627
Series 2008 D:
5.75% 1/1/19	14,890	17,307
5.75% 1/1/20	3,555	4,135
Series B, 5% 1/1/17	2,750	2,982
Series GG:
5% 1/1/16	680	711
5% 1/1/20	675	787
5% 1/1/21	1,670	1,976
Georgia Muni. Gas Auth. Rev.:
(Gas Portfolio III Proj.) Series R, 5% 10/1/21	5,000	5,821
(Gas Portfolio lll Proj.) Series 2014 U:
5% 10/1/19	1,500	1,734
5% 10/1/22	1,000	1,191
5% 10/1/23	2,420	2,907
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	2,000	2,288
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/15	$ 1,040	$ 1,040
5% 1/1/16	2,415	2,525
5% 1/1/18	1,530	1,624
		118,940
Hawaii - 0.5%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (e)	3,900	3,992
Series 2011, 5% 7/1/19 (e)	4,000	4,607
Hawaii Gen. Oblig. Series DR, 5% 6/1/16 (Escrowed to Maturity)	2,895	3,078
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/19 (e)	1,400	1,610
5% 8/1/20 (e)	3,050	3,561
5% 8/1/21 (e)	550	649
5% 8/1/22 (e)	2,075	2,461
5% 8/1/23 (e)	1,435	1,713
		21,671
Illinois - 8.6%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (FGIC Insured)	10,000	7,727
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,516
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,601
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	7,017
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,844
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,990
0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	12,965
Series 2009 A, 5% 1/1/22	2,500	2,703
Series 2012 B, 5.125% 1/1/15 (Escrowed to Maturity)	2,060	2,060
Series 2012 C, 5% 1/1/23	885	953
Series A, 5% 1/1/17 (FSA Insured)	3,465	3,600
Series B, 5% 1/1/17 (FSA Insured)	5,115	5,235
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
4.5% 1/1/20	$ 1,150	$ 1,205
5% 1/1/21	4,875	5,305
5% 1/1/21	1,500	1,614
5% 1/1/23	1,000	1,086
Chicago Midway Arpt. Rev.:
Bonds Series 2010 B, 5%, tender 1/1/15 (d)	5,000	5,000
Series 2014 B:
5% 1/1/20	625	723
5% 1/1/21	400	467
5% 1/1/23	2,500	2,974
5% 1/1/22	5,000	5,881
5% 1/1/23	5,900	7,018
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/19	250	280
5% 1/1/20	300	339
5% 1/1/21	400	454
5% 1/1/22	300	344
5% 1/1/23	535	615
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/17 (e)	1,000	1,085
Series 2010 E:
5% 1/1/15 (e)	4,000	4,001
5% 1/1/16 (e)	1,500	1,567
Series 2011 B, 5% 1/1/18	6,500	7,239
Series 2012 A, 5% 1/1/21	1,400	1,648
Series 2012 B, 5% 1/1/21 (e)	4,605	5,316
Series 2013 B, 5% 1/1/22	4,000	4,747
Series 2013 D, 5% 1/1/22	3,220	3,822
Chicago Park District Gen. Oblig. Series 2014 D:
4% 1/1/17	1,050	1,113
4% 1/1/18	2,255	2,423
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,790
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,233
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	415	450
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	1,310	1,486
5% 1/1/23	1,200	1,395
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,575	9,646
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2010 A, 5.25% 11/15/22	$ 4,960	$ 5,752
Series 2011 A, 5.25% 11/15/22	1,000	1,172
Series 2012 C:
5% 11/15/19	3,200	3,645
5% 11/15/20	7,210	8,288
5% 11/15/21	4,970	5,745
5% 11/15/22	1,250	1,457
Series 2014 A:
5% 11/15/20	1,000	1,150
5% 11/15/21	500	578
5% 11/15/22	1,000	1,167
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,722
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.) Series 2010 B, 2.625%, tender 8/1/15 (d)	9,500	9,614
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,274
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	556
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5% 7/1/15	1,000	1,018
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,173
5% 5/15/17	3,520	3,847
(Provena Health Proj.) Series 2010 A, 5.75% 5/1/19	2,650	3,082
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,177
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,822
Series 2012 A, 5% 5/15/23	1,300	1,503
Series 2012:
5% 9/1/18	1,160	1,290
5% 9/1/19	1,115	1,258
5% 9/1/20	1,470	1,672
5% 9/1/21	1,645	1,876
5% 9/1/22	3,530	4,041
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,495	$ 1,537
Series 2004, 5% 11/1/16	11,000	11,779
Series 2005, 5% 4/1/17 (AMBAC Insured)	8,050	8,127
Series 2007 A, 5.5% 6/1/15	1,000	1,020
Series 2007 B, 5% 1/1/17	9,835	10,548
Series 2010:
5% 1/1/15 (FSA Insured)	20,000	20,003
5% 1/1/21 (FSA Insured)	1,600	1,778
Series 2012:
5% 3/1/19	5,500	6,103
5% 8/1/19	2,660	2,967
5% 8/1/20	6,900	7,780
5% 8/1/21	1,400	1,576
5% 8/1/22	5,800	6,509
Series 2013, 5% 7/1/22	1,265	1,419
Series 2014, 5% 2/1/22	3,000	3,361
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,280
5% 5/15/16 (FSA Insured)	2,325	2,435
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,309
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,286
4.5% 6/15/17	6,075	6,611
Series 2010, 5% 6/15/15	8,800	8,989
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	2,100	2,242
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	578
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,510
McHenry County Conservation District Gen. Oblig.:
Series 2014:
5% 2/1/19	2,285	2,612
5% 2/1/20	2,275	2,648
Series 2014. 5% 2/1/23	2,225	2,667
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	$ 740	$ 733
0% 11/1/16 (FSA Insured)	2,235	2,193
		342,956
Indiana - 2.0%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2012, 0.4%, tender 3/2/15 (d)(e)	3,250	3,250
Series A, 0.4%, tender 3/2/15 (d)(e)	1,950	1,950
Indiana Fin. Auth. Hosp. Rev.:
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 A, 5% 5/1/15	6,420	6,517
Series 2013:
5% 8/15/22	700	819
5% 8/15/23	1,000	1,180
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5% 12/1/15	2,135	2,228
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,214
Series 2010 A, 5% 2/1/17	2,800	3,042
Series 2012:
5% 3/1/20	650	734
5% 3/1/21	1,225	1,400
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	4,000	4,264
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (d)	2,200	2,235
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,681
5% 1/1/20	1,250	1,456
Indiana State Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	825	975
5% 10/1/22	1,600	1,921
Series 2014 A:
5% 10/1/20	375	438
5% 10/1/21	380	449
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana State Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.): - continued
5% 10/1/22	$ 675	$ 811
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515	527
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,364
5% 10/1/17	5,000	5,523
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	1,000	1,098
4% 1/15/20	1,345	1,495
4% 1/15/21	1,250	1,392
5% 7/15/19	1,680	1,938
5% 7/15/20	1,170	1,374
5% 7/15/21	1,000	1,187
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	540
5% 7/1/15	315	322
5% 7/1/16	500	534
Series Z-1:
5% 7/1/16	1,215	1,297
5% 7/1/17	1,000	1,106
5% 7/1/18	1,500	1,706
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj. Series 2009 B, 1.75%, tender 6/1/18 (d)	8,500	8,534
Univ. of Southern Indiana Rev. Series J:
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,035
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,253
		79,789
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,787
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/15	625	651
5% 11/15/16	875	946
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,100	3,141
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/15 (Escrowed to Maturity)	$ 6,245	$ 6,501
5% 11/15/16 (Escrowed to Maturity)	5,410	5,863
Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,250	2,584
5% 11/15/20 (Escrowed to Maturity)	2,745	3,282
		22,968
Kentucky - 0.9%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 B, 4% 2/1/15	1,495	1,499
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (d)	9,000	9,002
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,105
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,743
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2003 A, 1.65%, tender 4/3/17 (d)	6,000	6,086
Series 2007 B:
1.15%, tender 6/1/17 (d)	2,600	2,590
1.6%, tender 6/1/17 (d)	8,000	8,053
		34,078
Louisiana - 1.1%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.579%, tender 5/1/17 (d)	25,000	25,156
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A, 5% 7/1/16	2,000	2,129
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,058
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,500	1,771
5% 7/1/22	1,000	1,192
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,195
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	$ 1,000	$ 1,056
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,500	5,295
		42,852
Maryland - 1.6%
Maryland Gen. Oblig.:
Series 2008 2, 5% 7/15/22 (Pre-Refunded to 7/15/18 @ 100)	5,500	6,268
Series 2012 B, 5% 8/1/16	6,400	6,859
Maryland Health & Higher Edl. Facilities Auth. Rev. Bonds:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (d)	2,225	2,264
Series 2012 D, 0.9339%, tender 11/15/17 (d)	14,000	14,137
Series 2013 A:
0.684%, tender 5/15/18 (d)	4,800	4,832
0.705%, tender 5/15/18 (d)	7,100	7,152
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,745
Series 2011 A, 5% 7/1/20	16,000	18,671
		61,928
Massachusetts - 1.7%
Braintree Gen. Oblig. Series 2009, 5% 5/15/16	4,400	4,677
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,630
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	12,402
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,528
4% 7/1/16	1,000	1,053
Series Q2:
4% 7/1/15	1,170	1,192
4% 7/1/16	1,000	1,053
5% 7/1/17	1,370	1,513
(Tufts Med. Ctr. Proj.) Series I, 5% 1/1/16	1,300	1,352
Bonds Series 2013 U-6E, 0.59%, tender 9/30/16 (d)	5,900	5,912
4.5% 11/15/18 (b)	5,500	5,514
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (e)	$ 4,725	$ 5,256
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	12,700	15,183
Series 2006 D, 5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100)	4,500	4,822
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,892
		67,979
Michigan - 3.5%
Detroit School District Series 2012 A:
5% 5/1/19	2,000	2,255
5% 5/1/20	2,000	2,286
5% 5/1/21	1,810	2,095
Detroit Swr. Disp. Rev. Series 2006 D, 0.757% 7/1/32 (d)	4,070	3,432
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,225	1,396
5% 5/1/20	2,635	3,059
5% 5/1/21	2,150	2,527
5% 5/1/22	1,850	2,178
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,428
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,415
5% 11/15/19	1,000	1,147
Michigan Fin. Auth. Rev.:
Series 2008 B2, 5% 6/1/15	1,090	1,107
Series 2012 A:
5% 6/1/16	2,290	2,412
5% 6/1/17	1,410	1,532
5% 6/1/18	2,430	2,701
Michigan Hosp. Fin. Auth. Rev. Bonds:
Series 1999 B3, 0.3%, tender 11/15/33	25,000	24,997
Series 2005 A4, 1.625%, tender 11/1/19 (d)	9,215	9,213
Series 2010 F3, 1.4%, tender 6/29/18 (d)	1,900	1,913
Series 2010 F4, 1.95%, tender 4/1/20 (d)	6,545	6,577
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/15	1,750	1,812
5% 10/1/15	3,250	3,366
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Muni. Bond Auth. Rev.: - continued
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/15	$ 1,845	$ 1,872
5% 5/1/16	1,865	1,958
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,126
Series 2014 D:
5% 9/1/21	1,500	1,754
5% 9/1/23	500	593
Spring Lake Pub. Schools:
Series 2014, 5% 5/1/19	2,300	2,636
5% 11/1/19	2,775	3,209
5% 5/1/20	3,630	4,231
5% 11/1/20	1,745	2,060
5% 5/1/21	4,110	4,846
Univ. of Michigan Rev. Bonds 0.24%, tender 4/1/15 (d)	30,870	30,872
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,421
Western Michigan Univ. Rev. 5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,414
		139,840
Minnesota - 0.4%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	1,000	1,198
5% 1/1/23	1,000	1,210
Series 2014 B:
5% 1/1/21 (e)	2,290	2,672
5% 1/1/22 (e)	2,000	2,354
5% 1/1/23 (e)	1,000	1,182
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,341
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	590
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,000
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,046
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	$ 1,000	$ 1,200
5% 1/1/23	1,500	1,816
5% 1/1/24	1,000	1,224
		16,833
Mississippi - 0.5%
Mississippi Bus. Fin. Corp. Rev. Bonds (Pwr. Co. Proj.) Series 2010, 1.625%, tender 1/12/18 (d)	12,400	12,496
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.57% 9/1/17 (d)	3,295	3,312
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity)	4,000	3,996
		19,804
Missouri - 0.0%
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/18	765	861
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/22 (Pre-Refunded to 1/1/18 @ 100)	1,100	1,233
Series C:
4% 1/1/15	2,360	2,360
4% 1/1/16	2,195	2,274
		5,867
Nevada - 2.7%
Clark County Arpt. Rev.:
Series 2008 E, 5% 7/1/15	3,500	3,581
Series 2013 C1, 2.5% 7/1/15 (e)	12,400	12,529
Clark County School District:
Series 2005 A, 5% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,215	21,858
Series 2012 A, 5% 6/15/19	24,610	28,355
Series 2014 A, 5.5% 6/15/16	2,700	2,895
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	14,022
Series 2012 B, 5% 8/1/20	2,230	2,635
Series 2013 D1:
5% 3/1/22	11,250	13,538
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig.: - continued
5% 3/1/23	$ 4,500	$ 5,458
5% 3/1/24	2,700	3,228
		108,099
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/20	2,705	2,856
4% 7/1/21	1,520	1,606
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17	3,000	3,258
5% 2/1/18	2,500	2,786
		10,506
New Jersey - 6.2%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/20	3,000	3,446
5% 2/15/21	2,500	2,900
5% 2/15/22	2,500	2,917
5% 2/15/23	2,750	3,221
New Jersey Ctfs. of Prtn.:
Series 2008 A, 5% 6/15/15	750	765
Series 2009 A:
5% 6/15/15	11,285	11,513
5% 6/15/16	6,500	6,894
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 K, 5.5% 12/15/19	8,030	9,301
Series 2005 O, 5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	6,350	6,397
Series 2008 W, 5% 3/1/15 (Escrowed to Maturity)	10,400	10,477
Series 2009 BB, 5% 9/1/15 (Escrowed to Maturity)	3,390	3,497
Series 2011 EE, 5% 9/1/20	5,000	5,689
Series 2012 II, 5% 3/1/21	6,800	7,722
Series 2012, 5% 6/15/18	10,600	11,863
Series 2013 NN, 5% 3/1/19	8,165	9,143
Series 2014 PP, 5% 6/15/19	17,000	19,126
New Jersey Edl. Facility Series 2014:
5% 6/15/20	11,000	12,355
5% 6/15/21	11,000	12,431
New Jersey Gen. Oblig. Series O, 5.25% 8/1/22	3,930	4,731
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/15	$ 4,500	$ 4,683
Series 2013:
5% 12/1/18 (e)	6,000	6,684
5% 12/1/19 (e)	3,850	4,301
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2013 D, 0.57%, tender 1/1/16 (d)	5,000	5,008
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	1,500	1,518
Series 2013 A, 5% 1/1/24	4,345	5,144
Series 2013 C, 0.52% 1/1/17 (d)	16,000	16,072
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,448
Series 2003 B, 5.25% 12/15/19	3,870	4,445
Series 2003 B. 5.25% 12/15/19	5,500	6,317
Series 2012 AA, 5% 6/15/19	1,500	1,692
Series 2013 A:
5% 12/15/19	6,455	7,339
5% 6/15/20	18,000	20,462
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A:
5% 9/15/15	5,250	5,417
5% 9/15/21	4,900	5,670
		244,588
New Mexico - 1.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (d)	22,325	22,448
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,391
Series 2010 A1:
4% 12/1/15	3,700	3,823
4% 12/1/16	6,750	7,185
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	4,868
		45,715
New York - 9.9%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,218
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A: - continued
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	$ 640	$ 717
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,572
New York City Gen. Oblig.:
Series 2005 F1, 5% 9/1/15	3,560	3,673
Series 2014 J, 3% 8/1/16	5,600	5,817
Series 2014 K, 3% 8/1/16	3,900	4,051
Series J8, 0.42% 8/1/21 (d)	7,500	7,501
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,509
Series 2010 B:
5% 11/1/17	11,740	13,087
5% 11/1/17 (Escrowed to Maturity)	18,260	20,377
5% 11/1/20	5,950	6,930
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	890	925
5% 11/1/17	8,015	8,935
5% 11/1/17 (Escrowed to Maturity)	2,100	2,350
Series 2012 A:
5% 11/1/17	6,180	6,889
5% 11/1/17 (Escrowed to Maturity)	820	918
5% 11/1/20	4,500	5,330
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,691
Series 2012 A, 4% 5/15/20	8,000	8,973
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A, 5% 3/15/15	4,000	4,039
Series 2009 D, 5% 6/15/15	16,075	16,420
Series 2012 A, 5% 12/15/20	8,500	10,095
Series A:
5% 2/15/15	8,775	8,825
5% 2/15/15 (Escrowed to Maturity)	5	5
New York Dorm. Auth. Revs.:
(Mental Health Svcs. Facilities Proj.) Series 2009 A1, 5% 2/15/15	9,000	9,052
Series 2008 B, 5% 7/1/15	30,000	30,702
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	7,775
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2009 A:
5% 7/1/15	$ 12,850	$ 13,145
5% 7/1/16	8,390	8,959
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	12,400	13,980
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/15	2,325	2,421
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2012 G2, 0.634%, tender 11/1/15 (d)	13,300	13,315
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	6,089
Series 2008 B2:
5% 11/15/19	6,185	7,170
5% 11/15/20	5,500	6,478
5% 11/15/21	4,000	4,765
Series 2012 B, 5% 11/15/22	2,000	2,392
Series 2012 D, 5% 11/15/18	2,515	2,872
Series 2012 E:
4% 11/15/19	4,000	4,451
5% 11/15/21	2,435	2,901
Series 2012 F, 5% 11/15/19	5,000	5,797
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	20,400	23,347
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/17	1,000	1,094
Series 2011 A1:
5% 4/1/17	1,500	1,641
5% 4/1/18	3,500	3,936
New York Urban Dev. Corp. Rev.:
Series 2009 C, 5% 12/15/16	17,000	18,476
Series 2011 A, 5% 3/15/21	18,425	21,996
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	20,000	21,294
Series 2013 B, 5% 6/1/21	3,400	3,601
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	3,830	4,044
		392,540
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - 2.1%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	$ 1,000	$ 1,073
4% 6/1/18	1,280	1,399
4% 6/1/20	1,000	1,118
5% 6/1/19	1,305	1,500
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,190
5% 3/1/18	1,500	1,683
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5% 11/1/15 (FSA Insured)	1,600	1,642
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A:
5% 1/1/15	4,000	4,001
5% 1/1/16	6,035	6,304
North Carolina Gen. Oblig. Series 2014 A, 5% 6/1/16	8,095	8,619
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,260
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,528
5% 6/1/16	1,000	1,060
5% 6/1/17	3,220	3,521
5% 6/1/18	3,820	4,274
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15	3,675	3,676
Series 2008 A, 5.25% 1/1/20	2,000	2,247
Series 2012 A, 5% 1/1/18	18,705	20,860
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.5539%, tender 12/1/15 (d)	11,500	11,507
		83,462
North Dakota - 0.0%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,887
Ohio - 3.6%
American Muni. Pwr., Inc. Rev. Bonds Series B, 5%, tender 8/15/20 (c)(d)	35,000	40,129
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,210
5% 6/1/17	3,500	3,817
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	4,070
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	$ 1,000	$ 1,066
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,145	2,438
5% 6/15/23	1,855	2,114
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/19	1,910	2,187
5% 12/1/20	2,205	2,554
5% 12/1/21	2,045	2,380
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	760	774
5% 6/1/16 (FSA Insured)	1,105	1,172
5% 6/1/17 (FSA Insured)	1,160	1,233
Ohio Air Quality Dev. Auth. Rev.:
Bonds (First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (d)	13,300	14,052
Series 2009 C, 5.625% 6/1/18	1,395	1,553
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	6,505	6,736
Series 2010 C:
4% 10/1/15	3,200	3,290
5% 10/1/16	1,250	1,347
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	4,535	4,696
Series 2010 A, 5% 10/1/15	1,185	1,227
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	2,889
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/17	3,290	3,642
Series 2011 A, 5% 8/1/17	3,070	3,398
Series 2012 C, 5% 9/15/21	4,350	5,236
Series 2013 B, 4% 6/15/16	2,200	2,313
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,000
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	501
5% 1/15/17	1,000	1,082
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
Series 2013 A2, 0.24% 1/1/15 (d)	$ 1,430	$ 1,430
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/16	4,720	5,120
5% 12/1/16 (Escrowed to Maturity)	280	304
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	10,225	10,867
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (d)	5,000	5,063
		143,890
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23	2,600	3,036
Series 2004 A, 2.375% 12/1/21	1,350	1,374
Series 2012, 5% 2/15/21	1,600	1,868
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	5,988
		12,266
Oregon - 0.1%
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/15	2,500	2,523
5% 3/15/16	1,750	1,843
		4,366
Pennsylvania - 5.1%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/15 (FSA Insured) (e)	1,000	1,000
5% 1/1/16 (FSA Insured) (e)	1,000	1,045
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 4% 8/15/15	1,385	1,417
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 3.375%, tender 7/1/15 (d)	2,000	2,025
Series 2006 A, 3.5%, tender 6/1/20 (d)	5,250	5,406
Series 2006 B, 3.5%, tender 6/1/20 (d)	6,000	6,179
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	$ 5,000	$ 5,512
5% 7/1/22	5,200	5,543
5% 1/1/23	3,000	3,137
5% 7/1/23	1,650	1,689
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,064
5% 7/1/17	1,255	1,376
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,401
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A:
4% 10/1/18	1,000	1,082
4% 10/1/19	660	717
5% 10/1/20	1,260	1,431
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,707
5% 3/1/19	2,310	2,589
5% 3/1/20	2,140	2,434
Pennsylvania Gen. Oblig.:
Series 2006 1, 5% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	7,000	7,554
Series 2010 A3, 5% 7/15/16	3,900	4,170
Series 2011, 5% 7/1/21	1,900	2,264
Series 2013 1, 5% 4/1/16	2,655	2,807
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2014:
5% 12/1/19	340	396
5% 12/1/21	275	327
5% 12/1/22	855	1,030
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	10,828
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2009 B, 5% 12/1/17	12,500	13,942
Series 2013 A, 0.64% 12/1/17 (d)	6,400	6,437
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,146
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gas Works Rev.: - continued
Eighth Series A, 5% 8/1/16	$ 1,000	$ 1,067
Seventeenth Series:
5.375% 7/1/15 (FSA Insured)	2,000	2,044
5.375% 7/1/16 (FSA Insured)	2,300	2,437
Philadelphia Gen. Oblig.:
Series 2008 A:
5% 12/15/15 (FSA Insured)	5,000	5,217
5% 12/15/16 (FSA Insured)	7,275	7,871
Series 2011:
5.25% 8/1/17	6,165	6,800
5.25% 8/1/18	5,515	6,237
Philadelphia Muni. Auth. Rev. Series 2013 A:
5% 11/15/17	6,635	7,339
5% 11/15/18	3,430	3,877
Philadelphia School District Series 2010 C, 5% 9/1/16	13,610	14,565
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	15,314
5% 6/15/16	6,000	6,390
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,597
5% 2/1/16 (FSA Insured)	5,620	5,891
Pittsburgh School District Series 2010 A:
4% 9/1/15	1,405	1,439
4% 9/1/15 (Escrowed to Maturity)	45	46
5% 9/1/16 (FSA Insured)	1,685	1,807
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B, 5% 11/15/15	2,420	2,520
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,119
5% 6/1/19	200	228
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/19	1,305	1,453
5% 4/1/20	1,250	1,410
5% 4/1/21	1,000	1,140
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,374
		202,837
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.3%
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	$ 2,010	$ 2,049
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,017
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A:
5% 5/15/18	1,000	1,099
5% 5/15/19	1,500	1,670
		11,835
South Carolina - 0.6%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,358
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B:
5% 12/1/17	2,000	2,232
5% 12/1/20	1,000	1,177
Series 2012 C, 5% 12/1/17	10,535	11,757
Series 2014 C:
5% 12/1/22	1,100	1,318
5% 12/1/23	5,000	6,041
		23,883
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/15	680	700
5% 9/1/16	500	534
5% 9/1/17	490	539
Series 2011:
5% 9/1/17	1,100	1,210
5% 9/1/18	1,200	1,351
5% 9/1/19	1,255	1,436
Series 2014 B:
4% 11/1/19	400	444
4% 11/1/20	625	696
4% 11/1/21	500	558
5% 11/1/22	375	445
		7,913
Tennessee - 0.4%
Knox County Health Edl. & Hsg. Facilities Series 2012 A:
5% 1/1/19	1,925	2,178
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Series 2012 A: - continued
5% 1/1/20	$ 2,500	$ 2,875
5% 1/1/21	2,500	2,913
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (e)	1,730	1,839
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	1,936
5% 7/1/17	1,100	1,213
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,219
		16,173
Texas - 7.3%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,660
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	1,000	1,040
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,313
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,607
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,343
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,746
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,151
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/15	5,000	5,194
Series 2013 F:
5% 11/1/19	2,000	2,323
5% 11/1/20	1,500	1,770
5% 11/1/21	3,000	3,582
5% 11/1/22	5,000	6,001
Dallas Independent School District Series 2014 A, 4% 8/15/16	9,280	9,806
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,826
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	3,883
Grapevine Gen. Oblig. Series 2009, 5% 2/15/16	1,375	1,447
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Health Sys. Proj.) Series 2013 B:
0.34% 6/1/15 (d)	$ 1,465	$ 1,465
0.44% 6/1/16 (d)	1,590	1,592
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A, 5% 11/15/16	500	535
Harris County Gen. Oblig.:
Bonds Series 2012 B, 0.63%, tender 8/15/15 (d)	10,470	10,473
Series 2012 A, 0.47% 8/15/15 (d)	1,300	1,302
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (e)	7,380	8,090
Series 2012 A, 5% 7/1/23 (e)	2,000	2,353
Series A:
5% 7/1/15	2,070	2,119
5% 7/1/16	1,080	1,154
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	4,482
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.64%, tender 8/1/16 (d)	9,200	9,230
5% 5/15/22	5,000	6,041
5% 5/15/23	7,000	8,549
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,350
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,296
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,508
Lower Colorado River Auth. Rev.:
Series 2010, 5% 5/15/17	2,805	3,078
5% 5/15/15	2,120	2,157
5% 5/15/15 (Escrowed to Maturity)	5	5
5% 5/15/16	2,355	2,500
5% 5/15/16 (Escrowed to Maturity)	5	5
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,518
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,076
5% 7/1/18	3,030	3,413
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	1,956
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	$ 1,580	$ 1,755
North Texas Tollway Auth. Rev. Bonds Series 2012 C, 1.95%, tender 1/1/19 (d)	8,500	8,621
Northside Independent School District Bonds:
Series 2011 A, 2%, tender 6/1/19 (d)	6,500	6,585
1%, tender 6/1/16 (d)	20,000	20,134
1.2%, tender 8/1/17 (d)	29,415	29,519
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	1,000	1,168
San Antonio Elec. & Gas Sys. Rev. Series 2006 A, 5% 2/1/25 (Pre-Refunded to 2/1/16 @ 100)	3,400	3,573
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,164
5% 9/15/21	1,000	1,179
5% 9/15/22	3,440	4,070
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,670
5% 5/15/20	6,000	7,067
5% 5/15/21	5,000	5,960
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,220	2,233
5% 2/15/15 (Escrowed to Maturity)	280	281
5% 2/15/16	2,000	2,104
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,241
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	750	884
5% 8/15/23	1,000	1,187
Series 2013:
4% 9/1/18	400	435
5% 9/1/19	655	748
5% 9/1/20	915	1,060
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
5.75% 7/1/18	2,600	2,872
5.75% 7/1/18 (Pre-Refunded to 7/1/16 @ 100)	810	833
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27 (Pre-Refunded to 4/1/16 @ 100)	3,700	3,920
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Series 2009 A, 5% 10/1/16	$ 3,400	$ 3,665
Series 2014, 5% 10/1/16	10,645	11,474
Texas Muni. Pwr. Agcy. Rev. Series 2010:
5% 9/1/15	835	860
5% 9/1/16	750	803
Texas Pub. Fin. Auth. Rev. Series 2014 B:
4% 7/1/17	2,100	2,243
4% 7/1/18	2,200	2,277
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (d)	6,300	6,306
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/25	2,200	2,394
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,192
Univ. of Texas Board of Regents Sys. Rev.:
Series 2006 B, 5% 8/15/24 (Pre-Refunded to 8/15/16 @ 100)	5,975	6,403
Series 2010 B, 5% 8/15/21	1,800	2,170
		289,989
Utah - 0.2%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,194
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	5,555	5,931
		7,125
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,310
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,144
Virginia - 0.4%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	669
5% 7/15/21	400	458
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,340	2,729
Virginia Commonwealth Trans. Board Rev. (U.S. Route 58 Corridor Dev. Prog.) Series 2014 B, 5% 5/15/16	2,100	2,231
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Pub. School Auth.:
Series ll, 5% 4/15/16	$ 2,600	$ 2,754
Series Xll, 5% 4/15/16	3,940	4,173
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (d)	2,500	2,544
		15,558
Washington - 2.8%
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	40,000	46,278
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,608
5% 1/1/21	1,865	2,219
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	6,880
5% 12/1/17	2,950	3,290
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (e)	2,500	2,699
Port of Seattle Rev. Series 2010 C:
5% 2/1/16 (e)	2,000	2,097
5% 2/1/17 (e)	2,500	2,705
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,175
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,784
Tacoma Elec. Sys. Rev. Series 2013 A:
4% 1/1/20	5,000	5,586
4% 1/1/21	2,000	2,251
5% 1/1/20	3,000	3,503
5% 1/1/21	1,770	2,098
Washington Gen. Oblig.:
Series 2012 AR, 5% 7/1/18	5,000	5,665
Series 2015 AR, 5% 7/1/18	18,720	21,210
		112,048
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2.25%, tender 9/1/16 (d)(e)	7,000	7,108
Wisconsin - 0.7%
Madison Gen. Oblig. Series 2014 A, 5% 10/1/21	3,215	3,872
Milwaukee County Arpt. Rev.:
Series 2010 B, 5% 12/1/15 (e)	1,720	1,793
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Milwaukee County Arpt. Rev.: - continued
Series 2013 A:
5% 12/1/20 (e)	$ 1,330	$ 1,545
5% 12/1/22 (e)	1,470	1,724
5.25% 12/1/23 (e)	1,540	1,850
Wisconsin Gen. Oblig.:
Series 2005 D, 5% 5/1/19 (Pre-Refunded to 5/1/16 @ 100)	2,260	2,399
Series 2014 B, 5% 5/1/16	2,600	2,757
Wisconsin Health & Edl. Facilities Series 2014:
4% 5/1/18	375	402
4% 5/1/19	285	306
5% 5/1/20	410	460
5% 5/1/21	640	719
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,243
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,625
(Thedacare, Inc. Proj.) Series 2010:
5% 12/15/15	1,105	1,154
5% 12/15/16	1,440	1,557
5% 12/15/17	1,540	1,712
Series 2012, 5% 10/1/21	1,400	1,644
		26,762
TOTAL MUNICIPAL BONDS (Cost $3,621,419)		3,703,305
Municipal Notes - 2.2%

Connecticut - 0.4%
Hartford Gen. Oblig. BAN 2% 10/27/15	14,200	14,383
Louisiana - 1.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.22% 1/7/15, VRDN (d)	4,300	4,300
Series 2010 B1, 0.2% 1/7/15, VRDN (d)	35,600	35,600
		39,900
New York - 0.7%
Monroe County Gen. Oblig. BAN Series 2014, 1% 7/1/15	17,700	17,738
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Oyster Bay Gen. Oblig. TAN Series 2014, 1% 3/27/15	$ 8,300	$ 8,309
Rockland County Gen. Oblig. TAN Series 2014, 2% 3/17/15	1,900	1,905
		27,952
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.22% 1/7/15, VRDN (d)(e)	5,900	5,900
TOTAL MUNICIPAL NOTES (Cost $88,129)		88,135
TOTAL INVESTMENT PORTFOLIO - 95.4% (Cost $3,709,548)		3,791,440
NET OTHER ASSETS (LIABILITIES) - 4.6%		184,752
NET ASSETS - 100%		$ 3,976,192
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,514,000 or 0.1% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 2
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	38.1%
Electric Utilities	12.5%
Transportation	9.9%
Special Tax	9.4%
Health Care	8.7%
Others* (Individually Less Than 5%)	21.4%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2014
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,709,548)		$ 3,791,440
Cash		220,509
Receivable for fund shares sold		6,616
Interest receivable		39,359
Prepaid expenses		8
Other receivables		19
Total assets		4,057,951

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 65,719
Payable for fund shares redeemed	12,548
Distributions payable	1,295
Accrued management fee	1,195
Distribution and service plan fees payable	142
Other affiliated payables	809
Other payables and accrued expenses	51
Total liabilities		81,759

Net Assets		$ 3,976,192
Net Assets consist of:
Paid in capital		$ 3,893,079
Undistributed net investment income		112
Accumulated undistributed net realized gain (loss) on investments		1,109
Net unrealized appreciation (depreciation) on investments		81,892
Net Assets		$ 3,976,192

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2014
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($397,280 ÷ 37,082.38 shares)	$ 10.71

Maximum offering price per share (100/97.25 of $10.71)	$ 11.01
Class T: Net Asset Value and redemption price per share ($24,784 ÷ 2,317.57 shares)	$ 10.69

Maximum offering price per share (100/97.25 of $10.69)	$ 10.99
Class B: Net Asset Value and offering price per share ($412 ÷ 38.48 shares) A	$ 10.71

Class C: Net Asset Value and offering price per share ($65,456 ÷ 6,121.32 shares) A	$ 10.69

Limited Term Municipal Income: Net Asset Value, offering price and redemption price per share ($3,224,874 ÷ 301,538.71 shares)	$ 10.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($263,386 ÷ 24,614.41 shares)	$ 10.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2014
Investment Income
Interest		$ 85,036
Income from Fidelity Central Funds		2
Total income		85,038

Expenses
Management fee	$ 13,872
Transfer agent fees	4,054
Distribution and service plan fees	1,555
Accounting fees and expenses	611
Custodian fees and expenses	48
Independent trustees' compensation	17
Registration fees	184
Audit	59
Legal	9
Miscellaneous	30
Total expenses before reductions	20,439
Expense reductions	(60)	20,379
Net investment income (loss)		64,659
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,731
Change in net unrealized appreciation (depreciation) on investment securities		12,153
Net gain (loss)		16,884
Net increase (decrease) in net assets resulting from operations		$ 81,543

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2014	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,659	$ 71,632
Net realized gain (loss)	4,731	5,964
Change in net unrealized appreciation (depreciation)	12,153	(76,421)
Net increase (decrease) in net assets resulting from operations	81,543	1,175
Distributions to shareholders from net investment income	(64,660)	(71,638)
Distributions to shareholders from net realized gain	(5,775)	(3,714)
Total distributions	(70,435)	(75,352)
Share transactions - net increase (decrease)	176,760	(480,013)
Redemption fees	43	46
Total increase (decrease) in net assets	187,911	(554,144)

Net Assets
Beginning of period	3,788,281	4,342,425
End of period (including undistributed net investment income of $112 and undistributed net investment income of $50, respectively)	$ 3,976,192	$ 3,788,281

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.68	$ 10.86	$ 10.83	$ 10.62	$ 10.64
Income from Investment Operations
Net investment income (loss) C	.153	.158	.164	.198	.209
Net realized and unrealized gain (loss)	.046	(.170)	.034	.225	(.016)
Total from investment operations	.199	(.012)	.198	.423	.193
Distributions from net investment income	(.153)	(.158)	(.156)	(.205)	(.209)
Distributions from net realized gain	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.169)	(.168)	(.168)	(.213)	(.213)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.71	$ 10.68	$ 10.86	$ 10.83	$ 10.62
Total Return A, B	1.87%	(.11)%	1.84%	4.03%	1.81%
Ratios to Average Net Assets D, F
Expenses before reductions	.79%	.78%	.79%	.77%	.78%
Expenses net of fee waivers, if any	.79%	.78%	.79%	.77%	.78%
Expenses net of all reductions	.79%	.78%	.78%	.77%	.77%
Net investment income (loss)	1.42%	1.47%	1.51%	1.85%	1.95%
Supplemental Data
Net assets, end of period (in millions)	$ 397	$ 318	$ 394	$ 336	$ 200
Portfolio turnover rate E	21%	20%	21%	22%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.85	$ 10.81	$ 10.60	$ 10.63
Income from Investment Operations
Net investment income (loss) C	.157	.162	.166	.199	.211
Net realized and unrealized gain (loss)	.046	(.180)	.044	.226	(.026)
Total from investment operations	.203	(.018)	.210	.425	.185
Distributions from net investment income	(.157)	(.162)	(.158)	(.207)	(.211)
Distributions from net realized gain	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.173)	(.172)	(.170)	(.215)	(.215)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.69	$ 10.66	$ 10.85	$ 10.81	$ 10.60
Total Return A, B	1.91%	(.17)%	1.95%	4.05%	1.74%
Ratios to Average Net Assets D, F
Expenses before reductions	.76%	.75%	.77%	.76%	.76%
Expenses net of fee waivers, if any	.76%	.75%	.77%	.76%	.76%
Expenses net of all reductions	.75%	.75%	.76%	.76%	.75%
Net investment income (loss)	1.46%	1.50%	1.52%	1.86%	1.97%
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 24	$ 25	$ 26	$ 24
Portfolio turnover rate E	21%	20%	21%	22%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 10.86	$ 10.82	$ 10.61	$ 10.64
Income from Investment Operations
Net investment income (loss) C	.086	.089	.093	.128	.139
Net realized and unrealized gain (loss)	.056	(.180)	.045	.226	(.026)
Total from investment operations	.142	(.091)	.138	.354	.113
Distributions from net investment income	(.086)	(.089)	(.086)	(.136)	(.139)
Distributions from net realized gain	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.102)	(.099)	(.098)	(.144)	(.143)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.71	$ 10.67	$ 10.86	$ 10.82	$ 10.61
Total Return A, B	1.33%	(.84)%	1.27%	3.36%	1.06%
Ratios to Average Net Assets D, F
Expenses before reductions	1.42%	1.43%	1.44%	1.43%	1.44%
Expenses net of fee waivers, if any	1.42%	1.43%	1.44%	1.42%	1.43%
Expenses net of all reductions	1.42%	1.43%	1.43%	1.42%	1.42%
Net investment income (loss)	.80%	.82%	.85%	1.19%	1.30%
Supplemental Data
Net assets, end of period (in millions)	$ -	$ 1	$ 1	$ 2	$ 2
Portfolio turnover rate E	21%	20%	21%	22%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.84	$ 10.81	$ 10.60	$ 10.63
Income from Investment Operations
Net investment income (loss) C	.072	.077	.082	.117	.129
Net realized and unrealized gain (loss)	.046	(.169)	.035	.226	(.026)
Total from investment operations	.118	(.092)	.117	.343	.103
Distributions from net investment income	(.072)	(.078)	(.075)	(.125)	(.129)
Distributions from net realized gain	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.088)	(.088)	(.087)	(.133)	(.133)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.69	$ 10.66	$ 10.84	$ 10.81	$ 10.60
Total Return A, B	1.11%	(.86)%	1.08%	3.25%	.96%
Ratios to Average Net Assets D, F
Expenses before reductions	1.54%	1.54%	1.53%	1.53%	1.52%
Expenses net of fee waivers, if any	1.54%	1.54%	1.53%	1.53%	1.52%
Expenses net of all reductions	1.54%	1.53%	1.53%	1.52%	1.52%
Net investment income (loss)	.67%	.72%	.76%	1.09%	1.20%
Supplemental Data
Net assets, end of period (in millions)	$ 65	$ 71	$ 92	$ 79	$ 77
Portfolio turnover rate E	21%	20%	21%	22%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Limited Term Municipal Income

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.85	$ 10.81	$ 10.60	$ 10.63
Income from Investment Operations
Net investment income (loss) B	.186	.191	.197	.228	.240
Net realized and unrealized gain (loss)	.046	(.180)	.045	.227	(.026)
Total from investment operations	.232	.011	.242	.455	.214
Distributions from net investment income	(.186)	(.191)	(.190)	(.237)	(.240)
Distributions from net realized gain	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.202)	(.201)	(.202)	(.245)	(.244)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 10.69	$ 10.66	$ 10.85	$ 10.81	$ 10.60
Total Return A	2.19%	.10%	2.25%	4.34%	2.02%
Ratios to Average Net Assets C, E
Expenses before reductions	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.48%	.48%	.47%	.48%	.48%
Net investment income (loss)	1.73%	1.78%	1.81%	2.14%	2.24%
Supplemental Data
Net assets, end of period (in millions)	$ 3,225	$ 3,168	$ 3,624	$ 3,523	$ 3,456
Portfolio turnover rate D	21%	20%	21%	22%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 10.85	$ 10.81	$ 10.61	$ 10.63
Income from Investment Operations
Net investment income (loss) B	.179	.184	.191	.224	.235
Net realized and unrealized gain (loss)	.046	(.169)	.045	.216	(.015)
Total from investment operations	.225	.015	.236	.440	.220
Distributions from net investment income	(.179)	(.185)	(.184)	(.232)	(.236)
Distributions from net realized gain	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.195)	(.195)	(.196)	(.240)	(.240)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 10.70	$ 10.67	$ 10.85	$ 10.81	$ 10.61
Total Return A	2.12%	.14%	2.19%	4.19%	2.07%
Ratios to Average Net Assets C, E
Expenses before reductions	.55%	.54%	.54%	.52%	.53%
Expenses net of fee waivers, if any	.55%	.54%	.54%	.52%	.53%
Expenses net of all reductions	.54%	.54%	.53%	.52%	.52%
Net investment income (loss)	1.67%	1.71%	1.76%	2.09%	2.20%
Supplemental Data
Net assets, end of period (in millions)	$ 263	$ 207	$ 206	$ 152	$ 142
Portfolio turnover rate D	21%	20%	21%	22%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Limited Term Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Limited Term Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 85,896
Gross unrealized depreciation	(3,990)
Net unrealized appreciation (depreciation) on securities	$ 81,906

Tax Cost	$ 3,709,534

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 90
Undistributed long-term capital gain	$ 1,118
Net unrealized appreciation (depreciation) on securities and other investments	$ 81,906

The tax character of distributions paid was as follows:

	December 31, 2014	December 31, 2013
Tax-exempt Income	$ 64,660	$ 71,638
Long-term Capital Gains	5,775	3,714
Total	$ 70,435	$ 75,352

Annual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $882,192 and $775,695, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 824	$ 7
Class T	-%	.25%	59	-*
Class B	.65%	.25%	4	3
Class C	.75%	.25%	668	82
			$ 1,555	$ 92

* Amount represents one hundred ninety dollars.

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19
Class T	8
Class B*	1
Class C*	6
$ 34

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Limited Term Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 515.16
Class T	28.12
Class B	1.13
Class C	104.16
Limited Term Municipal Income	3,049.10
Institutional Class	357.16
	$ 4,054

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $40 and $20, respectively.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2014	2013
From net investment income
Class A	$ 4,673	$ 5,745
Class T	347	389
Class B	3	7
Class C	452	585
Limited Term Municipal Income	55,470	61,526
Institutional Class	3,715	3,386
Total	$ 64,660	$ 71,638
From net realized gain
Class A	$ 518	$ 329
Class T	36	24
Class B	1	1
Class C	101	71
Limited Term Municipal Income	4,778	3,097
Institutional Class	341	192
Total	$ 5,775	$ 3,714

Annual Report

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended December 31,	2014	2013	2014	2013
Class A
Shares sold	21,930	17,258	$ 235,729	$ 186,600
Reinvestment of distributions	419	453	4,497	4,871
Shares redeemed	(15,005)	(24,258)	(161,198)	(260,966)
Net increase (decrease)	7,344	(6,547)	$ 79,028	$ (69,495)
Class T
Shares sold	936	1,844	$ 10,041	$ 19,947
Reinvestment of distributions	34	36	360	384
Shares redeemed	(932)	(1,872)	(9,993)	(20,208)
Net increase (decrease)	38	8	$ 408	$ 123
Class B
Shares sold	5	16	$ 58	$ 168
Reinvestment of distributions	-*	1	4	6
Shares redeemed	(17)	(69)	(183)	(740)
Net increase (decrease)	(12)	(52)	$ (121)	$ (566)
Class C
Shares sold	1,064	1,589	$ 11,413	$ 17,079
Reinvestment of distributions	42	49	454	522
Shares redeemed	(1,668)	(3,466)	(17,881)	(37,229)
Net increase (decrease)	(562)	(1,828)	$ (6,014)	$ (19,628)
Limited Term Municipal Income
Shares sold	76,270	84,688	$ 818,051	$ 911,728
Reinvestment of distributions	4,133	4,446	44,337	47,763
Shares redeemed	(75,997)	(126,146)	(815,047)	(1,354,126)
Net increase (decrease)	4,406	(37,012)	$ 47,341	$ (394,635)
Institutional Class
Shares sold	13,740	12,901	$ 147,453	$ 138,587
Reinvestment of distributions	270	212	2,893	2,276
Shares redeemed	(8,783)	(12,706)	(94,228)	(136,675)
Net increase (decrease)	5,227	407	$ 56,118	$ 4,188

* Amount represents three hundred sixty-two shares.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Limited Term Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Limited Term Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Limited Term Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 19, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, James C. Curvey, and John Engler, each of the Trustees oversees 233 funds. Ms. Acton and Mr. Engler each oversees 215 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).]

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.]

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assis-tant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Limited Term Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Fidelity Limited Term Municipal Income Fund	02/09/15	02/06/15	$0.004

During fiscal year ended 2014, 100% of the fund's income dividends was free from federal income tax, and 4.93% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2014, $4,486,196, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Limited Term Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Limited Term Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the retail class ranked below its competitive median for 2013, the total expense ratio of Class B ranked equal to its competitive median for 2013, and the total expense ratio of each of Class A, Class T, Class C, and Institutional Class ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted the total expense ratio of Class C was above the competitive median primarily because of higher 12b-1 fees compared to most competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

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245 Summer St., Boston, MA 02210
www.fidelity.com

STM-UANN-0215
1.787742.111

Fidelity®

Michigan Municipal
Income Fund

and

Fidelity

Michigan Municipal Money Market Fund

Annual Report

December 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Michigan Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity® Michigan Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity Michigan Municipal Income Fund	9.23%	4.74%	4.35%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Michigan Municipal Income Fund on December 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds posted a strong result for the 12 months ending December 31, 2014, driven by steady demand, tight supply and improving credit fundamentals. The Barclays® Municipal Bond Index returned 9.05%, significantly outperforming the U.S. investment-grade taxable bond market. Munis were driven, in part, by continued economic growth, declining long-term interest rates, and the relative attractiveness of U.S. markets amid global economic and political uncertainty. More specific to munis, prices rose as investors became more upbeat about the fundamental outlook of many state and local governments. Additionally, a steady stream of municipal bond cash flows - coupon payments, maturities and those due to early bond calls by issuers - fueled reinvestment. Meanwhile, investors took solace that the financial distress experienced by Puerto Rico, Detroit and a few California cities in bankruptcy did not expand to the broader market. Lastly, the tax advantages of munis had particular appeal due to the higher federal tax rates for top earners that took effect in 2013, as well as the new 3.8% Medicare tax on unearned, non-municipal investment income.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® Michigan Municipal Income Fund: For year, the fund returned 9.23%, while the Barclays Michigan Enhanced Modified Municipal Bond Index returned 9.59%. I sought to generate attractive tax-exempt income for the fund and protect shareholder capital. Given this investment approach and the muni bond market environment, the fund performed in line with my expectations by generating gains, before expenses, that were in line with the Barclays index. An overweighted exposure to health care bonds bolstered our result. These typically higher-yielding securities drew strong demand from investors given the lower-interest-rate environment and were some of the best-performing securities in the lower-rated investment-grade credit tiers. The fund's underweighted exposure to Detroit water and sewer bonds proved detrimental because they fared quite well. They began to rebound after the city said it wouldn't lower the interest rate on the bonds as part of its bankruptcy plan and continued to surge once Detroit emerged from bankruptcy. An underweighted position in munis subject to the alternative minimum tax (AMT) also hurt the fund's return. They performed well due to strong demand for higher-yielding investments.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Fidelity Michigan Municipal Income Fund	.48%
Actual		$ 1,000.00	$ 1,034.50	$ 2.46
HypotheticalA		$ 1,000.00	$ 1,022.79	$ 2.45
Fidelity Michigan Municipal Money Market Fund	.06%
Actual		$ 1,000.00	$ 1,000.10	$ .30
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Michigan Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.7	37.0
Health Care	23.6	22.3
Water & Sewer	10.4	15.9
Education	7.4	5.6
Escrowed/Pre-Refunded	6.2	2.4
Weighted Average Maturity as of December 31, 2014
		6 months ago
Years	4.9	5.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2014
6 months ago
Years	5.5	5.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
AAA 2.8%	AAA 2.7%
AA,A 90.5%	AA,A 88.1%
BBB 4.3%	BBB 4.3%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 0.5%	Not Rated 0.5%
Short-Term Investments and Net Other Assets 1.7%	Short-Term Investments and Net Other Assets 4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Michigan Municipal Income Fund

Investments December 31, 2014

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
Guam - 1.0%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$ 1,045,000	$ 1,093,812
Series 2006 A, 5% 10/1/23	1,000,000	1,025,170
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/16 (c)	950,000	1,009,451
6.25% 10/1/34 (c)	1,000,000	1,208,740
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,408,755
		5,745,928
Michigan - 96.8%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,764,977
Allegan Pub. School District Series 2008, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,633,559
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,415,200
5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,450,397
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	1,594,000	1,846,394
Bay City Gen. Oblig. Series 1991, 0% 6/1/15 (AMBAC Insured)	1,725,000	1,717,876
Bay City School District Rev.:
5% 11/1/25	1,000,000	1,179,320
5% 11/1/26	1,000,000	1,173,950
5% 11/1/27	700,000	818,020
5% 11/1/28	250,000	290,158
Carman-Ainsworth Cmnty. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,000,000	1,014,210
5% 5/1/17 (FSA Insured)	2,065,000	2,094,261
Carrier Creek Drainage District #326 Series 2005:
5% 6/1/16 (Pre-Refunded to 6/1/15 @ 100)	1,620,000	1,651,493
5% 6/1/25 (Pre-Refunded to 6/1/15 @ 100)	1,775,000	1,809,506
Charles Stewart Mott Cmnty. College Series 2005, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,700,494
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	1,082,084
Chelsea School District Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,720,000	1,746,299
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,862,382
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Clarkston Cmnty. Schools Series 2008, 5% 5/1/16 (FSA Insured)	$ 1,855,000	$ 1,961,329
Comstock Park Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,014,210
Detroit City School District Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	6,097,200
Detroit School District Series 2012 A, 5% 5/1/24	5,000,000	5,617,650
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,351,340
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,400,000	1,552,978
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,800,000	7,920,432
Series 2006, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085,000	1,109,163
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,310,000	3,399,536
Series 2004 A, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,060,090
Series 2004, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,111,640
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	3,057,183
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	5,096,750
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	1,000,000	1,115,950
5% 10/1/22 (FSA Insured)	1,000,000	1,113,740
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,688,415
Dexter Cmnty. Schools (School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,109,940
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (FSA Insured)	1,225,000	1,291,211
5% 5/1/28 (FSA Insured)	1,250,000	1,317,400
5% 5/1/29 (FSA Insured)	1,275,000	1,343,570
East Lansing School District Gen. Oblig. Series 2005, 5% 5/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,530,000	3,579,455
Farmington Pub. School District Gen. Oblig. Series 2005, 5% 5/1/18 (FSA Insured)	4,500,000	4,567,590
Forest Hills Pub. Schools:
5% 5/1/18 (a)	1,650,000	1,845,773
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Forest Hills Pub. Schools: - continued
5% 5/1/19 (a)	$ 1,375,000	$ 1,568,256
5% 5/1/20 (a)	1,575,000	1,834,418
5% 5/1/21 (a)	1,575,000	1,853,822
Fraser Pub. School District Series 2005:
5% 5/1/16 (Pre-Refunded to 5/1/15 @ 100)	1,055,000	1,071,363
5% 5/1/17 (Pre-Refunded to 5/1/15 @ 100)	1,615,000	1,640,049
Garden City School District:
Series 2005, 5% 5/1/17 (FSA Insured)	1,390,000	1,406,944
Series 2006, 5% 5/1/19 (FSA Insured)	1,205,000	1,259,876
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,374,200
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,526,281
Gibraltar School District Series 2005:
5% 5/1/16 (FSA Insured)	1,230,000	1,247,478
5% 5/1/17 (FSA Insured)	1,230,000	1,247,515
Grand Blanc Cmnty. Schools Series 2013, 4% 5/1/24	4,925,000	5,354,312
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,273,994
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,409,525
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,704,050
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,436,559
5% 5/1/19 (FSA Insured)	1,315,000	1,476,193
Grand Rapids San. Swr. Sys. Rev.:
Series 2005:
5% 1/1/34 (Pre-Refunded to 7/1/15 @ 100)	3,000,000	3,070,380
5.125% 1/1/25 (Pre-Refunded to 7/1/15 @ 100)	2,000,000	2,048,140
Series 2008, 5% 1/1/38	3,320,000	3,604,292
Series 2012, 5% 1/1/37	1,250,000	1,441,700
Series 2014:
5% 1/1/27	1,300,000	1,581,125
5% 1/1/29	800,000	962,216
5% 1/1/30	2,000,000	2,396,620
Grand Rapids Wtr. Supply Sys. Series 2005, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,199,800
Grand Traverse County Hosp.:
Series 2011 A, 5.375% 7/1/35	2,000,000	2,252,960
Series 2014 A, 5% 7/1/47	1,400,000	1,558,704
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	554,340
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Grand Valley Michigan State Univ. Rev.: - continued
Series 2008, 5% 12/1/33 (FSA Insured)	$ 5,000,000	$ 5,451,300
Series 2009, 5.625% 12/1/29 (Pre-Refunded to 12/1/16 @ 100)	2,400,000	2,631,192
Series 2014 B:
5% 12/1/25	500,000	603,195
5% 12/1/26	1,900,000	2,268,353
5% 12/1/28	1,800,000	2,119,914
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,054,871
5% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,054,072
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	550,025
5.25% 5/1/21 (FSA Insured)	2,000,000	2,239,860
5.25% 5/1/24 (FSA Insured)	2,100,000	2,345,343
Haslett Pub. Schools Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,115,631
Hudsonville Pub. Schools:
Series 2005, 5% 5/1/16 (Pre-Refunded to 5/1/15 @ 100)	1,000,000	1,015,510
4% 5/1/24	1,220,000	1,328,885
4% 5/1/25	500,000	543,465
5% 5/1/20	1,000,000	1,151,190
5% 5/1/22	600,000	703,686
5.25% 5/1/41	1,750,000	1,927,398
Ingham, Eaton and Clinton Counties Lansing School District 5% 5/1/22	1,730,000	2,011,315
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (FSA Insured)	2,250,000	2,403,338
Kalamazoo Pub. Schools Series 2006:
5% 5/1/17 (FSA Insured)	3,165,000	3,348,570
5.25% 5/1/16 (FSA Insured)	1,500,000	1,593,360
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Metropolitan Hosp. Proj.) Series 2005 A:
6% 7/1/35	1,175,000	1,199,464
6.25% 7/1/40	165,000	168,246
(Spectrum Health Sys. Proj.) Series 2011 A, 5.5% 11/15/25	5,000,000	5,939,850
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,117,520
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Kentwood Pub. Schools Series 2012: - continued
4% 5/1/22	$ 1,000,000	$ 1,121,050
L'Anse Creuse Pub. Schools:
Series 2005, 5% 5/1/24 (Pre-Refunded to 5/1/15 @ 100)	1,350,000	1,370,939
Series 2012:
5% 5/1/22	1,500,000	1,771,710
5% 5/1/23	1,500,000	1,762,935
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	5,000,000	5,925,850
Lansing Cmnty. College:
5% 5/1/23	1,135,000	1,347,892
5% 5/1/25	1,540,000	1,820,865
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	1,350,000	1,512,203
5% 5/1/20 (FSA Insured)	1,425,000	1,595,729
5% 5/1/22 (FSA Insured)	1,395,000	1,555,857
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	3,030,000	3,633,182
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2008 I, 6% 10/15/38	5,000,000	5,709,850
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,277,920
Series IA:
5.375% 10/15/41	3,000,000	3,429,780
5.5% 10/15/45	10,000,000	11,325,300
Michigan Fin. Auth. Rev.:
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,361,463
5% 1/1/40	3,000,000	3,205,470
(Trinity Health Sys. Proj.) Series 2010 A, 5% 12/1/27	1,100,000	1,268,938
Series 2012 A:
4.125% 6/1/32	3,000,000	2,965,020
5% 6/1/27	125,000	135,014
5% 6/1/39	12,290,000	12,806,292
Series 2012 B, 5% 7/1/22	2,600,000	2,771,808
Series 2012:
5% 11/15/24	660,000	770,378
5% 11/15/25	1,000,000	1,160,310
5% 11/1/26	6,425,000	7,411,238
5% 11/15/26	800,000	922,128
5% 11/15/36	6,200,000	6,793,712
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Fin. Auth. Rev.: - continued
Series 2012:
5% 11/1/42	$ 2,000,000	$ 2,173,620
5% 11/15/42	4,500,000	4,885,965
Series 2013:
5% 10/1/25	1,255,000	1,514,584
5% 8/15/30	4,105,000	4,720,298
5% 8/15/31	2,310,000	2,646,821
Series 2014 H1:
5% 10/1/22	1,000,000	1,177,800
5% 10/1/25	2,250,000	2,679,750
5% 10/1/39	8,600,000	9,739,586
Series 2014:
5% 6/1/25	1,000,000	1,178,020
5% 6/1/26	700,000	820,204
5% 6/1/27	700,000	817,068
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,548,750
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.):
Series 2006 A, 5% 11/15/17	1,000,000	1,068,270
Series 2009, 5.25% 11/15/24	3,000,000	3,434,220
(McLaren Health Care Corp. Proj.):
Series 2008 A, 5.75% 5/15/38	6,890,000	7,734,507
Series 2012 A, 5% 6/1/24	2,765,000	3,253,963
(MidMichigan Obligated Group Proj.) Series 2009 A, 6.125% 6/1/39 (Pre-Refunded to 6/1/19 @ 100)	3,740,000	4,515,040
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,093,710
(Sparrow Hosp. Obligated Group Proj.) Series 2007:
5% 11/15/17	535,000	588,612
5% 11/15/18	1,725,000	1,894,292
5% 11/15/19	1,000,000	1,095,780
5% 11/15/20	2,000,000	2,192,160
5% 11/15/31	5,000,000	5,414,600
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,000,000	5,863,150
5% 12/1/26	3,725,000	4,031,642
Bonds:
Series 2010 F3, 1.4%, tender 6/29/18 (b)	6,200,000	6,242,160
Series 2010 F4, 1.95%, tender 4/1/20 (b)	5,500,000	5,527,280
Michigan Muni. Bond Auth. Rev.:
(Local Govt. Ln. Prog.):
Series 2007, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,200,773
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Muni. Bond Auth. Rev.: - continued
(Local Govt. Ln. Prog.):
Series G, 0% 5/1/19 (AMBAC Insured)	$ 1,865,000	$ 1,602,706
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27	4,225,000	4,531,820
Series 2005, 5% 10/1/23	385,000	447,332
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,980,140
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	4,227,611
(Detroit Edison Co. Proj.) Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	10,753,603
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	1,875,000	2,105,231
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	3,000,000	3,271,320
Series 2011, 5% 11/15/36	2,000,000	2,279,460
Monroe County Hosp. Fin. Auth. Series 2006, 5.375% 6/1/26	3,200,000	3,367,776
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	453,306
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	528,578
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,771,714
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,388,388
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,189,701
Northville Pub. Schools Series 2005:
5% 5/1/15 (FSA Insured)	1,525,000	1,548,317
5% 5/1/16 (FSA Insured)	1,475,000	1,496,683
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,360,453
5% 3/1/25	1,225,000	1,414,863
5% 3/1/26	1,290,000	1,479,965
5% 3/1/37	4,000,000	4,446,080
Series 2013 A:
5% 3/1/25	995,000	1,168,588
5% 3/1/26	1,620,000	1,887,106
5% 3/1/27	815,000	946,150
5% 3/1/38	2,900,000	3,249,769
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Oakland Univ. Rev.: - continued
Series 2014:
5% 3/1/28	$ 335,000	$ 391,186
5% 3/1/29	525,000	611,672
5% 3/1/39	3,000,000	3,384,780
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,144,118
5.25% 5/1/27 (FSA Insured)	1,135,000	1,260,599
Petoskey Pub. School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,192,273
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.) Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	2,091,992
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,100,260
Series 2005:
5% 5/1/15 (FSA Insured)	1,030,000	1,045,409
5% 5/1/16 (FSA Insured)	1,025,000	1,039,565
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	5,000,000	5,611,200
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	4,300,000	4,804,734
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,270,965
5% 5/1/38 (FSA Insured)	1,000,000	1,068,580
Rochester Cmnty. School District:
4% 5/1/19	1,375,000	1,515,800
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,687,444
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,421,035
Roseville Cmnty. Schools Series 2014:
5% 5/1/24	575,000	686,964
5% 5/1/25	1,000,000	1,202,910
5% 5/1/26	1,385,000	1,655,020
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Proj.) Series 2009 V:
8% 9/1/29 (Pre-Refunded to 9/1/18 @ 100)	1,945,000	2,431,328
8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	3,425,000	4,312,007
Series 2014 D:
5% 9/1/26	1,000,000	1,164,220
5% 9/1/27	1,000,000	1,161,610
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev.: - continued
Series 2014 D:
5% 9/1/28	$ 1,500,000	$ 1,737,195
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,465,300
Saint Clair County Gen. Oblig. 5% 4/1/26	1,495,000	1,734,499
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,111,110
South Haven Gen. Oblig. Series 2009, 5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,145,230
South Redford School District Series 2005, 5% 5/1/16 (Pre-Refunded to 5/1/15 @ 100)	1,125,000	1,142,449
Three Rivers Cmnty. Schools Series 2008, 5% 5/1/16 (FSA Insured)	1,750,000	1,852,708
Troy School District Series 2006:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,015,420
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,059,240
Utica Cmnty. Schools Series 2007, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,015,350
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,002,730
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A:
5% 12/1/24	2,875,000	3,327,180
5% 12/1/25	5,120,000	6,012,570
Series 2011 A, 5% 12/1/21 (c)	5,000,000	5,740,050
Series 2012 A:
5% 12/1/22	2,220,000	2,581,127
5% 12/1/23	2,300,000	2,672,370
Series 2014 C:
5% 12/1/29 (c)	720,000	820,699
5% 12/1/31 (c)	860,000	967,147
5% 12/1/34 (c)	1,655,000	1,829,089
West Ottawa Pub. School District:
Series 2012 A:
5% 5/1/25	4,310,000	5,029,296
5% 5/1/26	2,000,000	2,332,500
Series 2014 1:
5% 5/1/30	725,000	840,819
5% 5/1/32	500,000	575,490
5% 5/1/34	900,000	1,028,052
5% 5/1/35	250,000	284,923
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Western Michigan Univ. Rev.:
Series 2008, 5% 11/15/20 (FSA Insured)	$ 5,280,000	$ 5,929,123
Series 2014:
5% 11/15/25	320,000	382,096
5% 11/15/26	400,000	475,340
5% 11/15/28	650,000	766,292
5% 11/15/29	750,000	880,665
5% 11/15/30	855,000	999,974
5% 11/15/31	700,000	816,739
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2012, 5% 1/1/23	1,000,000	1,183,940
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,014,170
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	1,875,000	1,903,238
Wyoming Sewage Disp. Sys. Rev. Series 2005, 5% 6/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,725,000	3,782,700
Zeeland Pub. Schools Series 2005:
5% 5/1/16 (Pre-Refunded to 5/1/15 @ 100)	2,035,000	2,066,563
5% 5/1/17 (Pre-Refunded to 5/1/15 @ 100)	170,000	172,637
		551,447,599
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,500,000	1,676,835
Series 2009 B, 5% 10/1/25	1,200,000	1,321,884
		2,998,719
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $528,095,756)	560,192,246
NET OTHER ASSETS (LIABILITIES) - 1.7%	9,603,615
NET ASSETS - 100%	$ 569,795,861
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	35.7%
Health Care	23.6%
Water & Sewer	10.4%
Education	7.4%
Escrowed/Pre-Refunded	6.2%
Transportation	5.7%
Special Tax	5.2%
Others* (Individually Less Than 5%)	5.8%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $528,095,756)		$ 560,192,246
Cash		12,187,114
Receivable for fund shares sold		249,283
Interest receivable		5,437,055
Prepaid expenses		1,139
Other receivables		1,332
Total assets		578,068,169

Liabilities
Payable for investments purchased - delayed delivery	$ 7,102,606
Payable for fund shares redeemed	278,676
Distributions payable	578,866
Accrued management fee	169,932
Other affiliated payables	98,660
Other payables and accrued expenses	43,568
Total liabilities		8,272,308

Net Assets		$ 569,795,861
Net Assets consist of:
Paid in capital		$ 538,364,489
Undistributed net investment income		139,453
Accumulated undistributed net realized gain (loss) on investments		(804,571)
Net unrealized appreciation (depreciation) on investments		32,096,490
Net Assets, for 46,215,352 shares outstanding		$ 569,795,861
Net Asset Value, offering price and redemption price per share ($569,795,861 ÷ 46,215,352 shares)		$ 12.33

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2014

Investment Income
Interest		$ 21,708,946

Expenses
Management fee	$ 1,974,856
Transfer agent fees	437,258
Accounting fees and expenses	136,781
Custodian fees and expenses	9,181
Independent trustees' compensation	2,457
Registration fees	20,195
Audit	54,582
Legal	6,916
Miscellaneous	4,643
Total expenses before reductions	2,646,869
Expense reductions	(7,275)	2,639,594
Net investment income (loss)		19,069,352
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(784,852)
Change in net unrealized appreciation (depreciation) on investment securities		29,876,877
Net gain (loss)		29,092,025
Net increase (decrease) in net assets resulting from operations		$ 48,161,377

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2014	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,069,352	$ 22,660,240
Net realized gain (loss)	(784,852)	3,599,552
Change in net unrealized appreciation (depreciation)	29,876,877	(46,628,546)
Net increase (decrease) in net assets resulting from operations	48,161,377	(20,368,754)
Distributions to shareholders from net investment income	(19,039,526)	(22,640,771)
Distributions to shareholders from net realized gain	(579,735)	(2,990,760)
Total distributions	(19,619,261)	(25,631,531)
Share transactions Proceeds from sales of shares	62,013,114	83,580,460
Reinvestment of distributions	12,624,695	16,076,286
Cost of shares redeemed	(61,673,896)	(219,065,996)
Net increase (decrease) in net assets resulting from share transactions	12,963,913	(119,409,250)
Redemption fees	681	16,984
Total increase (decrease) in net assets	41,506,710	(165,392,551)

Net Assets
Beginning of period	528,289,151	693,681,702
End of period (including undistributed net investment income of $139,453 and undistributed net investment income of $161,981, respectively)	$ 569,795,861	$ 528,289,151
Other Information Shares
Sold	5,115,885	6,787,792
Issued in reinvestment of distributions	1,042,579	1,331,508
Redeemed	(5,113,438)	(18,255,790)
Net increase (decrease)	1,045,026	(10,136,490)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 12.54	$ 12.24	$ 11.66	$ 11.85
Income from Investment Operations
Net investment income (loss) B	.422	.437	.445	.463	.462
Net realized and unrealized gain (loss)	.642	(.777)	.303	.586	(.184)
Total from investment operations	1.064	(.340)	.748	1.049	.278
Distributions from net investment income	(.421)	(.436)	(.444)	(.462)	(.461)
Distributions from net realized gain	(.013)	(.064)	(.004)	(.007)	(.007)
Total distributions	(.434)	(.500)	(.448)	(.469)	(.468)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 12.33	$ 11.70	$ 12.54	$ 12.24	$ 11.66
Total ReturnA	9.23%	(2.75)%	6.19%	9.20%	2.32%
Ratios to Average Net Assets C
Expenses before reductions	.48%	.48%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.48%	.48%	.49%	.49%	.49%
Expenses net of all reductions	.48%	.48%	.48%	.49%	.49%
Net investment income (loss)	3.49%	3.59%	3.57%	3.90%	3.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 569,796	$ 528,289	$ 693,682	$ 621,994	$ 626,752
Portfolio turnover rate	12%	8%	10%	9%	7%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 12/31/14	% of fund's investments 6/30/14	% of fund's investments 12/31/13
1 - 7	63.1	72.6	74.1
8 - 30	5.7	4.5	4.3
31 - 60	14.2	12.8	11.8
61 - 90	3.3	2.8	0.9
91 - 180	1.7	2.1	1.4
> 180	12.0	5.2	7.5
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	12/31/14	6/30/14	12/31/13
Fidelity Michigan Municipal Money Market Fund	37 Days	26 Days	27 Days
All Tax-Free Money Market Funds Average*	37 Days	35 Days	36 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

* Source: iMoneyNet, Inc.
Weighted Average Life
	12/31/14	6/30/14	12/31/13
Fidelity Michigan Municipal Money Market Fund	37 Days	26 Days	27 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
Variable Rate Demand Notes (VRDNs) 45.5%	Variable Rate Demand Notes (VRDNs) 58.8%
Other Municipal Debt 34.0%	Other Municipal Debt 32.8%
Investment Companies 9.3%	Investment Companies 7.7%
Net Other Assets (Liabilities) 11.2%	Net Other Assets (Liabilities) 0.7%

Current and Historical Seven-Day Yields
	12/31/14	9/30/14	6/30/14	3/31/14	12/31/13
Fidelity Michigan Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/ or waivers the yield for the period ending December 31, 2014, the most recent period shown in the table, would have been -0.46%.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Investments December 31, 2014

Showing Percentage of Net Assets

Variable Rate Demand Note - 45.5%
	Principal Amount	Value
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.24% 1/7/15, VRDN (a)(d)	$ 600,000	$ 600,000
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.1% 1/2/15, VRDN (a)(d)	2,300,000	2,300,000
Series 1988, 0.1% 1/2/15, VRDN (a)(d)	500,000	500,000
Series 1994, 0.1% 1/2/15, VRDN (a)(d)	1,900,000	1,900,000
Series 1999 A, 0.18% 1/7/15, VRDN (a)	400,000	400,000
		5,100,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.22% 1/7/15, VRDN (a)	300,000	300,000
Michigan - 43.7%
Central Michigan Univ. Rev. Series 2008 A, 0.06% 1/7/15, LOC JPMorgan Chase Bank, VRDN (a)	12,410,000	12,410,000
Grand Traverse County Hosp. Series 2011 B, 0.07% 1/7/15, LOC JPMorgan Chase Bank, VRDN (a)	19,825,000	19,825,000
Grand Valley Michigan State Univ. Rev. Series 2008 B, 0.04% 1/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	27,940,000	27,940,000
Huron Co. Econ. Dev. Corp. Ltd. Oblig. Rev. (Scheurer Hosp. Proj.) Series 2001, 0.24% 1/7/15, LOC RBS Citizens NA, VRDN (a)	670,000	670,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.04% 1/7/15, LOC Bank of America NA, VRDN (a)	18,150,000	18,150,000
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.04% 1/7/15, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	21,885,000	21,885,000
Michigan Bldg. Auth. Rev.:
Participating VRDN Series EGL 14 0028, 0.05% 1/7/15 (Liquidity Facility Citibank NA) (a)(e)	20,000,000	20,000,000
Series 2007 1, 0.05% 1/7/15, LOC Citibank NA, VRDN (a)	5,415,000	5,415,000
Series 2011 B, 0.05% 1/7/15, LOC Citibank NA, VRDN (a)	6,800,000	6,800,000
Michigan Fin. Auth. Rev.:
Participating VRDN Series Putters 4286, 0.05% 1/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000,000	2,000,000
Series 22 A, 0.06% 1/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	63,800,000	63,800,000
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.06% 1/2/15, LOC Comerica Bank, VRDN (a)	5,360,000	5,360,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.):
Series 2008 B1, 0.04% 1/7/15, LOC JPMorgan Chase Bank, VRDN (a)	$ 100,000	$ 100,000
Series 2008 B3, 0.04% 1/7/15, LOC JPMorgan Chase Bank, VRDN (a)	8,000,000	8,000,000
(Trinity Health Sys. Proj.) Series 2005 F, 0.03% 1/7/15, VRDN (a)	5,030,000	5,030,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.07% 1/7/15, LOC Citibank NA, VRDN (a)(d)	3,635,000	3,635,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.07% 1/7/15, LOC Citibank NA, VRDN (a)(d)	5,400,000	5,400,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.07% 1/7/15, LOC Citibank NA, VRDN (a)(d)	6,245,000	6,245,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.07% 1/7/15, LOC Fannie Mae, VRDN (a)(d)	6,300,000	6,300,000
(Hunt Club Apts. Proj.) 0.06% 1/7/15, LOC Fannie Mae, VRDN (a)(d)	6,090,000	6,090,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.06% 1/7/15, LOC JPMorgan Chase Bank, VRDN (a)	5,700,000	5,700,000
Michigan State Univ. Revs. Series 2000 A, 0.02% 1/7/15 (Liquidity Facility Northern Trust Co.), VRDN (a)	28,035,000	28,035,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.13% 1/7/15, LOC Bank of America NA, VRDN (a)(d)	780,000	780,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.02% 1/2/15, VRDN (a)	45,930,000	45,930,000
(BC & C Proj.) 0.14% 1/7/15, LOC Comerica Bank, VRDN (a)(d)	165,000	165,000
(Consumers Energy Co. Proj.):
0.02% 1/7/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,900,000	1,900,000
0.04% 1/7/15, LOC JPMorgan Chase Bank, VRDN (a)	24,500,000	24,500,000
(Greenpath, Inc. Proj.) Series 2011, 0.04% 1/7/15, LOC PNC Bank NA, VRDN (a)	5,330,000	5,330,000
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.03% 1/2/15, LOC Comerica Bank, VRDN (a)	10,550,000	10,550,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.04% 1/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	19,000,000	19,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(The YMCA of Greater Grand Rapids Proj.) Series 2010, 0.05% 1/7/15, LOC Comerica Bank, VRDN (a)	$ 9,485,000	$ 9,485,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 0.11% 1/7/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,300,000	3,300,000
Univ. of Michigan Rev.:
Series 2012 A, 0.04% 1/7/15, VRDN (a)	3,130,000	3,130,000
Series 2012 D1, 0.01% 1/2/15, VRDN (a)	1,200,000	1,200,000
Series 2012 D2, 0.03% 1/7/15, VRDN (a)	52,415,000	52,415,000
		456,475,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.24% 1/7/15, VRDN (a)(d)	600,000	600,000
Nevada - 0.6%
Clark County Arpt. Rev.:
Series 2008 C2, 0.04% 1/7/15, LOC Landesbank Baden-Wurttemberg, VRDN (a)(d)	700,000	700,000
Series 2008 C3, 0.04% 1/7/15, LOC Landesbank Baden-Wurttemberg, VRDN (a)(d)	5,300,000	5,300,000
		6,000,000
New Jersey - 0.2%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.17% 1/7/15, VRDN (a)	1,400,000	1,400,000
Series 2012 A, 0.18% 1/7/15, VRDN (a)(d)	500,000	500,000
		1,900,000
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.11% 1/7/15, LOC KeyBank NA, VRDN (a)	100,000	100,000
Texas - 0.1%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.2% 1/2/15, VRDN (a)	600,000	600,000
Series 2004, 0.16% 1/7/15, VRDN (a)(d)	400,000	400,000
Series 2010 C, 0.2% 1/2/15, VRDN (a)	300,000	300,000
		1,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Virginia - 0.2%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.11% 1/7/15, LOC Bank of America NA, VRDN (a)	$ 1,810,000	$ 1,810,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.21% 1/7/15, VRDN (a)(d)	600,000	600,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $474,785,000)		474,785,000
Other Municipal Debt - 34.0%

Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.23% tender 1/8/15, CP mode	300,000	300,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992:
0.25% tender 1/22/15, CP mode	450,000	450,000
0.25% tender 1/26/15, CP mode	1,300,000	1,300,000
		1,750,000
Michigan - 33.4%
Ann Arbor Bldg. Auth. Bonds Series 2005 A, 5% 3/1/15	1,130,000	1,139,006
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds:
(Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (a)	21,395,000	21,438,560
Series 2011 A, 5% 11/15/15	750,000	780,718
Michigan Bldg. Auth. Rev.:
Bonds (Facilities Prog.) Series 1 A, 5% 10/15/15	3,250,000	3,372,069
Series 6:
0.07% 2/19/15, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	10,000,000	10,000,000
0.07% 2/19/15, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	3,500,000	3,500,000
Michigan Fin. Auth. Rev. Bonds:
Series 2012 A:
3% 1/1/15	1,215,000	1,215,000
4% 1/1/15	1,000,000	1,000,000
5% 1/1/15	1,350,000	1,350,000
5% 7/1/15	44,000,000	45,067,142
Series 2013 M1, 0.08%, tender 3/2/15 (a)	9,800,000	9,800,000
Other Municipal Debt - continued
	Principal Amount	Value
Michigan - continued
Michigan Gen. Oblig. Bonds:
(Envir. Prog.) Series 2005 B, 5% 11/1/15	$ 1,000,000	$ 1,039,927
Series 2001, 5.5% 12/1/15	1,800,000	1,887,405
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 1999 B4, 0.9%, tender 3/16/15 (a)	10,350,000	10,365,640
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.1%, tender 7/29/15 (a)	7,610,000	7,610,000
0.1%, tender 7/29/15 (a)	7,900,000	7,900,000
0.1%, tender 7/29/15 (a)	14,200,000	14,200,000
(Trinity Health Sys. Proj.):
Seeries 2008 C, 0.06% tender 1/27/15, CP mode	10,000,000	10,000,000
Series 2008 C:
0.06% tender 1/26/15, CP mode	10,000,000	10,000,000
0.06% tender 2/2/15, CP mode	10,000,000	10,000,000
0.06% tender 2/17/15, CP mode	5,000,000	5,000,000
0.07% tender 2/3/15, CP mode	9,800,000	9,800,000
0.07% tender 2/4/15, CP mode	9,800,000	9,800,000
0.07% tender 2/5/15, CP mode	9,800,000	9,800,000
0.07% tender 2/18/15, CP mode	9,800,000	9,800,000
Michigan State Univ. Revs. Bonds:
Series 2007 A, 5% 2/15/15	720,000	724,270
Series 2010 C, 5% 2/15/15	1,500,000	1,508,923
Series WF 11 33 C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	7,610,000	7,610,000
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Facility for Rare Isotope Beams Proj.) Series 2014, 2% 3/1/15	1,940,000	1,945,705
Michigan Trunk Line Fund Rev. Bonds:
Series 2012, 5% 11/15/15	2,000,000	2,084,119
Series 2014, 2% 11/15/15	14,800,000	15,037,774
Series B, 5% 9/1/15	4,990,000	5,150,238
Univ. of Michigan Rev.:
Bonds:
Series 2009 A:
3% 4/1/15	3,500,000	3,525,200
5% 4/1/15	3,535,000	3,577,307
Series 2009 B:
0.06% tender 1/15/15, CP mode	5,200,000	5,200,000
0.06% tender 2/6/15, CP mode	10,000,000	10,000,000
0.06% tender 2/10/15, CP mode	10,000,000	10,000,000
0.07% tender 2/17/15, CP mode	10,000,000	10,000,000
Series 2012 C, 4% 4/1/15	1,000,000	1,009,664
Other Municipal Debt - continued
	Principal Amount	Value
Michigan - continued
Univ. of Michigan Rev.: - continued
Bonds:
Series 2014 A, 3% 4/1/15	$ 100,000	$ 100,676
Series J1:
0.06% 3/5/15, CP	10,000,000	10,000,000
0.07% 2/5/15, CP	14,300,000	14,300,000
0.07% 2/9/15, CP	14,445,000	14,445,000
0.08% 1/5/15, CP	9,365,000	9,365,000
Wayne-Westland Cmnty. Schools Bonds Series 2014, 3% 5/1/15 (Michigan Gen. Oblig. Guaranteed)	7,465,000	7,532,483
		348,981,826
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A2:
0.32% tender 1/22/15, CP mode (d)	500,000	500,000
0.32% tender 1/26/15, CP mode (d)	1,300,000	1,300,000
0.32% tender 1/28/15, CP mode (d)	1,470,000	1,470,000
		3,270,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.45% tender 1/15/15, CP mode (d)	600,000	600,000
West Virginia - 0.0%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.32% tender 1/22/15, CP mode (d)	300,000	300,000
TOTAL OTHER MUNICIPAL DEBT (Cost $355,201,826)		355,201,826
Investment Company - 9.3%
	Principal Amount	Value
Fidelity Municipal Cash Central Fund, 0.04% (b)(c) (Cost $97,270,000)	$ 97,270,000	$ 97,270,000
TOTAL INVESTMENT PORTFOLIO - 88.8% (Cost $927,256,826)		927,256,826
NET OTHER ASSETS (LIABILITIES) - 11.2%		116,968,886
NET ASSETS - 100%		$ 1,044,225,712
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,610,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$ 7,610,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 54,752
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $829,986,826)	$ 829,986,826
Fidelity Central Funds (cost $97,270,000)	97,270,000
Total Investments (cost $927,256,826)		$ 927,256,826
Cash		111,479,173
Receivable for fund shares sold		14,817,336
Interest receivable		2,288,257
Distributions receivable from Fidelity Central Funds		3,507
Prepaid expenses		2,328
Other receivables		4,053
Total assets		1,055,851,480

Liabilities
Payable for fund shares redeemed	11,428,251
Distributions payable	403
Accrued management fee	27,996
Other affiliated payables	136,081
Other payables and accrued expenses	33,037
Total liabilities		11,625,768

Net Assets		$ 1,044,225,712
Net Assets consist of:
Paid in capital		$ 1,044,228,172
Distributions in excess of net investment income		(1,868)
Accumulated undistributed net realized gain (loss) on investments		(592)
Net Assets, for 1,043,088,713 shares outstanding		$ 1,044,225,712
Net Asset Value, offering price and redemption price per share ($1,044,225,712 ÷ 1,043,088,713 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2014

Investment Income
Interest		$ 714,997
Income from Fidelity Central Funds		54,752
Total income		769,749

Expenses
Management fee	$ 3,671,408
Transfer agent fees	1,460,978
Accounting fees and expenses	118,254
Custodian fees and expenses	12,354
Independent trustees' compensation	4,456
Registration fees	34,315
Audit	37,974
Legal	8,451
Miscellaneous	6,037
Total expenses before reductions	5,354,227
Expense reductions	(4,684,070)	670,157
Net investment income (loss)		99,592
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(552)
Net increase in net assets resulting from operations		$ 99,040

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2014	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 99,592	$ 100,382
Net realized gain (loss)	(552)	251,597
Net increase in net assets resulting from operations	99,040	351,979
Distributions to shareholders from net investment income	(101,460)	(98,444)
Distributions to shareholders from net realized gain	-	(71,663)
Total distributions	(101,460)	(170,107)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,312,251,944	2,416,611,488
Reinvestment of distributions	96,902	163,051
Cost of shares redeemed	(2,345,811,798)	(2,324,865,090)
Net increase (decrease) in net assets and shares resulting from share transactions	(33,462,952)	91,909,449
Total increase (decrease) in net assets	(33,465,372)	92,091,321

Net Assets
Beginning of period	1,077,691,084	985,599,763
End of period (including distributions in excess of net investment income of $1,868 and $0, respectively)	$ 1,044,225,712	$ 1,077,691,084

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) D	-	-	-	-	-
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operation D	-	-	-	-	-
Distributions from net investment income D	-	-	-	-	-
Distributions from net realized gain	-	- D	-	-	-
Total distributions D	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.02%	.01%	.01%	.01%
Ratios to Average Net AssetsB, C
Expenses before reductions	.53%	.54%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.07%	.11%	.19%	.22%	.30%
Expenses net of all reductions	.07%	.11%	.19%	.22%	.30%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,044,226	$ 1,077,691	$ 985,600	$ 875,636	$ 890,255

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2014

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Michigan Municipal Income Fund	$ 527,963,522	$ 32,428,256	$ (199,532)	$ 32,228,724
Fidelity Michigan Municipal Money Market Fund	927,256,826	-	-	-

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Michigan Municipal Income Fund	$ 7,865	$ (804,571)	$ 32,228,724
Fidelity Michigan Municipal Money Market Fund	-	(592)	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryfoward
Fidelity Michigan Municipal Income Fund	$ (719,374)	$ (85,197)	$ (804,571)
Fidelity Michigan Municipal Money Market Fund	-	(592)	(592)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

December 31, 2014
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Michigan Municipal Income Fund	$ 19,039,526	$ 579,735	$19,619,261
Fidelity Michigan Municipal Money Market Fund	101,460	-	101,460
December 31, 2013
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Michigan Municipal Income Fund	$ 22,640,771	$ 2,990,760	$ 25,631,531
Fidelity Michigan Municipal Money Market Fund	98,444	71,663	170,107

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Money Market Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $75,052,663 and $63,947,991, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows.

Fund Name	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.11%	.36%
Fidelity Michigan Municipal Money Market Fund	.25%	.11%	.36%

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.08%
Fidelity Michigan Municipal Money Market Fund	.14%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains each Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Michigan Municipal Income Fund	$ 876

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $4,676,300.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Fidelity Michigan Municipal Income Fund	$ 4,642	$ 2,633
Fidelity Michigan Municipal Money Market Fund	4,543	3,227

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Michigan Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Michigan Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2014 the results of each of their operations for the year then ended the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Michigan Municipal Income Fund's and Fidelity Michigan Municipal Money Market Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 17, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton, James C. Curvey, and John Engler, each of the Trustees oversees 233 funds. Ms. Acton and Mr. Engler each oversees 215 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2014, 100% of Fidelity Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund's income dividends were free from federal income tax, and 1.27% of Fidelity Michigan Municipal Income Fund and 17.04% of Fidelity Michigan Municipal Money Market Fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Michigan Municipal Income Fund / Fidelity Michigan Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the funds' sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the funds were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the funds at the new entities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance (for Fidelity Michigan Municipal Income Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Investment Performance (for Fidelity Michigan Municipal Money Market Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Annual Report

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Annual Report

Fidelity Michigan Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Fidelity Michigan Municipal Money Market Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2013.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2013. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield for Fidelity Michigan Municipal Money Market Fund, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

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Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

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MIR-UANN-0215
1.787737.111

Fidelity®

Minnesota Municipal Income

Fund

Annual Report

December 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity® Minnesota Municipal Income Fund	6.85%	4.20%	4.03%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Minnesota Municipal Income Fund on December 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds posted a strong result for the 12 months ending December 31, 2014, driven by steady demand, tight supply and improving credit fundamentals. The Barclays® Municipal Bond Index returned 9.05%, significantly outperforming the U.S. investment-grade taxable bond market. Munis were driven, in part, by continued economic growth, declining long-term interest rates, and the relative attractiveness of U.S. markets amid global economic and political uncertainty. More specific to munis, prices rose as investors became more upbeat about the fundamental outlook of many state and local governments. Additionally, a steady stream of municipal bond cash flows - coupon payments, maturities and those due to early bond calls by issuers - fueled reinvestment. Meanwhile, investors took solace that the financial distress experienced by Puerto Rico, Detroit and a few California cities in bankruptcy did not expand to the broader market. Lastly, the tax advantages of munis had particular appeal due to the higher federal tax rates for top earners that took effect in 2013, as well as the new 3.8% Medicare tax on unearned, non-municipal investment income.

Comments from Kevin Ramundo, Portfolio Manager of Fidelity® Minnesota Municipal Income Fund: For year, the fund returned 6.85%, while the Barclays® Minnesota Enhanced Modified 2% Tobacco Municipal Bond Index returned 6.55%. The fund performed as I expected, given my investment approach and the market environment, with a return that exceeded the benchmark. I kept the fund's interest rate sensitivity in line with the benchmark and evaluated bonds based on their yields, as well as their potential for price appreciation. Helping the fund outpace its benchmark was the fund's overweighting in health care bonds. The fund also benefited from overweighting holdings rated BBB. Both health care and BBB-rated securities performed quite well and outpaced many higher-quality bonds. Their outperformance stemmed mostly from their higher yields, which contributed to their total returns and drew demand from yield-hungry investors searching for higher returns. The fund's relative performance also was bolstered by its overweighting in state-appropriated securities and underweighted exposure to state general oblation bonds. State-appropriated bonds, too, benefited from strong demand for higher-yielding securities as investors looked to the bonds as alternatives to somewhat lower-yielding general obligation bonds issued by the state. Our relative underweighting in the long end of the yield curve - bonds with maturities of 20 years or more - hurt our results, as those bonds rose in price the most as long-term muni yields declined.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Actual	.48%	$ 1,000.00	$ 1,024.90	$ 2.45
Hypothetical A		$ 1,000.00	$ 1,022.79	$ 2.45

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.6	43.3
Health Care	22.4	21.6
Electric Utilities	13.4	14.7
Education	8.9	9.4
Transportation	8.1	6.3
Weighted Average Maturity as of December 31, 2014
		6 months ago
Years	5.3	5.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2014
6 months ago
Years	5.5	5.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
AAA 3.3%	AAA 4.9%
AA,A 85.7%	AA,A 84.5%
BBB 7.2%	BBB 7.5%
BB and Below 0.4%	BB and Below 0.5%
Not Rated 1.4%	Not Rated 2.4%
Short-Term Investments and Net Other Assets 2.0%	Short-Term Investments and Net Other Assets 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments December 31, 2014

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount	Value
Guam - 0.9%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,500,000	$ 1,537,755
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (b)	800,000	871,616
6.25% 10/1/34 (b)	850,000	1,027,429
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	1,100,000	1,295,580
		4,732,380
Minnesota - 96.9%
Alexandria Independent School District #206 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2008 A, 5% 2/1/17 (FSA Insured)	1,000,000	1,086,240
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/23	805,000	953,812
5% 2/1/24	1,110,000	1,323,986
5% 2/1/25	1,015,000	1,201,669
5% 2/1/26	1,220,000	1,434,708
5% 2/1/27	1,285,000	1,504,414
5% 2/1/28	1,345,000	1,564,141
5% 2/1/29	1,415,000	1,639,447
5% 2/1/34	1,800,000	2,047,194
Breckenridge Gen. Oblig. (Catholic Health Initiatives Proj.) Series 2004 A, 5% 5/1/30	4,575,000	4,586,346
Burnsville-Eagan-Savage Independent School District #191 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2007 A, 5% 2/1/17 (FSA Insured)	525,000	567,788
Chaska Independent School District #112 Gen. Oblig.:
(Cr. Enhancement Prog.):
Series 2012 A:
5% 2/1/19	4,090,000	4,680,882
5% 2/1/22	4,975,000	5,936,220
Series 2013 A, 4% 2/1/19	4,550,000	5,027,750
(School Bldg. Proj.) Series 2007 A, 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	815,003
Series 2009 A, 5% 2/1/17	1,000,000	1,086,670
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014:
5% 11/1/23	775,000	927,474
5% 11/1/25	250,000	298,345
5% 11/1/26	500,000	593,850
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014: - continued
5% 11/1/27	$ 400,000	$ 473,192
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B:
4% 3/1/16	1,445,000	1,472,585
4% 3/1/17	1,495,000	1,552,528
4% 3/1/18	1,235,000	1,296,935
5% 3/1/30	2,535,000	2,608,490
Elk River Independent School District #728 Series 2006 A, 5% 2/1/19 (FSA Insured)	3,500,000	3,670,485
Hennepin County Gen. Oblig. Series 2010 E, 5% 12/15/20	4,945,000	5,851,765
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2007 A, 5% 12/15/24	1,000,000	1,123,730
Jordan Ind. School District Series 2014 A:
5% 2/1/28	1,000,000	1,184,050
5% 2/1/29	1,000,000	1,180,050
5% 2/1/30	1,245,000	1,463,199
Lakeville Independent School District #194 Series 2012 D:
5% 2/1/18	5,185,000	5,818,711
5% 2/1/20	1,570,000	1,841,453
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007:
5% 5/1/16	1,000,000	1,050,390
5.25% 5/1/24	1,500,000	1,621,275
5.25% 5/1/25	2,000,000	2,158,860
5.25% 5/1/28	3,720,000	3,994,313
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,430,650
Series 2010 A, 5.25% 8/15/25	1,000,000	1,162,360
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (FSA Insured)	500,000	545,585
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2007 A, 5% 1/1/21	5,000,000	5,430,600
Series 2007 B, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,161,880
Series 2010 D, 5% 1/1/17 (b)	4,155,000	4,496,458
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.: - continued
Series 2012 B:
5% 1/1/26	$ 1,250,000	$ 1,486,188
5% 1/1/27	1,500,000	1,773,795
Series 2014 A:
5% 1/1/26	3,000,000	3,560,430
5% 1/1/28	4,000,000	4,698,320
5% 1/1/29	2,150,000	2,516,038
5% 1/1/30	2,000,000	2,331,860
5% 1/1/31	6,020,000	6,993,073
Series B, 5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,830,000	3,060,815
Minneapolis Gen. Oblig. Series 2009:
4% 12/1/20	2,800,000	2,987,544
4% 12/1/21	2,330,000	2,484,246
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2005 D, 5% 11/15/34 (AMBAC Insured)	5,120,000	5,266,842
Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	3,500,000	4,060,700
Minnesota 911 Rev.:
(Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/21 (Assured Guaranty Corp. Insured)	2,220,000	2,563,145
5% 6/1/21	2,000,000	2,315,640
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.):
Series 2008 C1:
5% 2/15/16 (Assured Guaranty Corp. Insured)	415,000	433,530
5% 2/15/17 (Assured Guaranty Corp. Insured)	1,975,000	2,126,897
5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	4,132,538
5.25% 2/15/23 (Assured Guaranty Corp. Insured)	1,660,000	1,887,835
5.5% 2/15/25 (Assured Guaranty Corp. Insured)	2,500,000	2,870,425
Minnesota Gen. Oblig.:
Series 2008 A, 5% 6/1/21	3,300,000	3,736,953
Series 2010 A, 5% 8/1/27	5,000,000	5,905,250
Series 2010 D:
5% 8/1/21	1,000,000	1,185,150
5% 8/1/22	5,000,000	5,873,200
5% 8/1/23	10,000,000	11,752,200
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Gen. Oblig.: - continued
Series 2011 B:
5% 10/1/24	$ 2,500,000	$ 2,991,275
5% 10/1/30	3,000,000	3,549,930
Series 2013 A, 5% 8/1/25	3,780,000	4,628,912
Series 2013 D, 5% 10/1/23	3,000,000	3,718,020
5% 6/1/21 (Pre-Refunded to 6/1/16 @ 100)	1,415,000	1,505,546
5% 8/1/22	2,545,000	2,814,236
5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	55,000	60,922
5% 8/1/24	4,780,000	5,763,963
5% 8/1/24 (Pre-Refunded to 8/1/22 @ 100)	220,000	269,258
5% 11/1/26 (Pre-Refunded to 11/1/16 @ 100)	790,000	855,507
Minnesota Higher Ed. Facilities Auth. Rev.:
(College of St. Scholastica, Inc. Proj.) Series Seven-H, 5.25% 12/1/35	1,000,000	1,089,940
(Gustovus Adolphus College Proj.) Series Seven-B:
5% 10/1/22	2,250,000	2,549,138
5% 10/1/23	1,000,000	1,131,020
(Hamline Univ. Proj.) Series Seven-E:
5% 10/1/17	1,565,000	1,676,381
5% 10/1/19	1,000,000	1,105,320
(Macalester College Proj.) Series Six-P:
5% 3/1/21	2,315,000	2,516,891
5% 3/1/22	2,535,000	2,756,077
(St. Olaf College Proj.) Series Six-O, 5% 10/1/15	1,000,000	1,034,530
(Univ. of St. Thomas Proj.):
Series Seven-A, 5% 10/1/39	1,650,000	1,843,265
Series Six-I, 5% 4/1/23	1,000,000	1,051,550
Series Six-X, 5.25% 4/1/39	1,500,000	1,614,600
Series Seven-Q:
5% 10/1/17	495,000	540,703
5% 10/1/18	400,000	445,884
5% 10/1/19	780,000	887,866
5% 10/1/20	1,140,000	1,305,802
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2005, 5.25% 10/1/21 (Pre-Refunded to 10/1/15 @ 100)	5,000,000	5,186,750
Series 2007, 5.25% 10/1/22	1,000,000	1,111,540
Series 2014 A:
5% 10/1/25	200,000	240,282
5% 10/1/26	830,000	990,099
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Muni. Pwr. Agcy. Elec. Rev.: - continued
Series 2014:
5% 10/1/26	$ 620,000	$ 739,003
5% 10/1/27	750,000	889,725
5% 10/1/30	1,000,000	1,171,420
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2005 A, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,514,810
Series 2009 A:
4% 10/1/17	1,445,000	1,567,016
4% 10/1/18	1,490,000	1,642,531
4% 10/1/19	1,550,000	1,729,506
4% 10/1/20	1,580,000	1,759,140
Series 2011 A, 5% 10/1/30	1,495,000	1,726,336
Series 2013 A:
4% 10/1/18	2,210,000	2,436,238
4% 10/1/19	2,300,000	2,566,363
4% 10/1/20	2,385,000	2,682,147
Minnesota State Gen. Fdg. Rev.:
Series 2012 B:
5% 3/1/27	12,840,000	15,132,570
5% 3/1/28	4,275,000	5,010,599
5% 3/1/29	2,250,000	2,629,103
5% 6/1/27	5,000,000	6,004,900
5% 6/1/38	5,000,000	5,689,950
North Saint Paul-Maplewood-Oakdale Independent School District 622 Series 2006 B:
5% 2/1/17 (FSA Insured)	1,525,000	1,658,499
5% 8/1/17 (FSA Insured)	1,575,000	1,714,230
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2010 A1:
5% 1/1/19	3,010,000	3,421,136
5% 1/1/20	2,100,000	2,416,932
Series 2013 A:
5% 1/1/23	850,000	995,588
5% 1/1/24	650,000	760,825
5% 1/1/25	975,000	1,137,416
5% 1/1/31	1,740,000	1,972,290
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	3,180,000	3,535,397
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Northfield Hosp. Rev. Series 2006:
5.375% 11/1/26	$ 1,000,000	$ 1,067,780
5.5% 11/1/16	1,025,000	1,084,973
Owatonna Pub. Utils. Commission Pub. Utils. Rev. Series 2003, 5% 1/1/15 (AMBAC Insured)	370,000	370,044
Ramsey County Gen. Oblig. Series 2012 B:
5% 2/1/19	1,585,000	1,825,555
5% 2/1/20	1,635,000	1,922,057
5% 2/1/21	1,350,000	1,614,465
Rochester Elec. Util. Rev.:
Series 2007 C, 5% 12/1/30	2,000,000	2,148,820
Series 2013 B:
5% 12/1/26	570,000	685,613
5% 12/1/27	275,000	329,805
5% 12/1/28	275,000	328,837
5% 12/1/43	1,000,000	1,150,160
Rochester Gen. Oblig. Series 2012 A, 5% 2/1/23	4,400,000	5,314,452
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	4,000,000	4,477,160
(Mayo Foundation Proj.) Series 2006, 5% 11/15/36	2,000,000	2,092,900
(Olmsted Med. Ctr. Proj.) Series 2013:
5% 7/1/17	650,000	710,990
5% 7/1/18	685,000	766,385
5% 7/1/21	790,000	916,289
5% 7/1/22	350,000	406,550
5% 7/1/24	300,000	346,602
5% 7/1/27	245,000	281,074
5% 7/1/28	225,000	257,225
5% 7/1/33	1,225,000	1,379,007
Bonds:
(Mayo Clinic Proj.):
Series 2011, 4%, tender 11/15/18 (a)	2,475,000	2,737,474
Series B, 4%, tender 11/15/18 (a)	3,000,000	3,318,150
(Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	1,100,000	1,276,924
Saint Cloud Health Care Rev.:
(CentraCare Health Sys. Proj.) Series 2010 A, 5.125% 5/1/30	5,000,000	5,641,800
Series 2014 B, 5% 5/1/22	1,950,000	2,312,856
Saint Paul Port Auth. Series 2007-2, 5% 3/1/37	1,500,000	1,613,100
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	$ 2,000,000	$ 2,027,580
(Regions Hosp. Package Proj.) Series 2007-1:
5% 8/1/15	480,000	485,510
5% 8/1/16	500,000	513,125
Series 2013, 5% 12/1/21	4,900,000	5,843,299
Saint Paul Sales Tax Rev. Series 2014 G:
5% 11/1/26	1,000,000	1,185,810
5% 11/1/28	1,000,000	1,179,230
Shakopee Health Care Facilities Rev. Series 2014:
5% 9/1/23	1,895,000	2,271,290
5% 9/1/24	1,000,000	1,207,480
5% 9/1/25	1,345,000	1,602,500
5% 9/1/26	575,000	679,196
5% 9/1/28	1,000,000	1,174,750
5% 9/1/34	1,000,000	1,140,400
Shakopee Independent School District #720:
Series 2012, 5% 2/1/21	1,000,000	1,186,360
Series 2013 A:
5% 2/1/19	2,940,000	3,373,562
5% 2/1/22	1,700,000	2,039,592
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,210,000	5,839,325
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	12,884,368
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165,000	2,254,904
Series 2009 A:
5.25% 1/1/30	2,000,000	2,240,500
5.5% 1/1/24	500,000	575,220
0% 1/1/18 (AMBAC Insured)	125,000	120,578
Spring Lake Park Independent School District #16 Series 2006 A, 5% 2/1/29 (Pre-Refunded to 2/1/16 @ 100)	4,000,000	4,174,560
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C:
5.5% 7/1/17	535,000	590,902
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.): - continued
Series 2008 C: - continued
5.75% 7/1/30	$ 3,715,000	$ 4,184,539
Series 2009, 5.75% 7/1/39	9,000,000	10,221,660
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Allina Health Sys. Proj.):
Series 2007 A:
5% 11/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	240,000	249,874
5% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,321,655
Series 2009 A1, 5.25% 11/15/29	3,000,000	3,474,810
(Gillette Children's Speciality Healthcare Proj.) 5% 2/1/16	1,460,000	1,462,774
(HealthPartners Oblig. Group Proj.) Series 2006:
5% 5/15/15	250,000	254,195
5% 5/15/16	345,000	365,358
5.25% 5/15/17	590,000	637,985
5.25% 5/15/26	1,000,000	1,072,080
5.25% 5/15/36	1,000,000	1,061,800
Series 2007 A, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,921,529
Series 2009 A2, 5.5% 11/15/24	2,000,000	2,373,960
Univ. of Minnesota Gen. Oblig.:
Series 2009 A:
5% 4/1/23	200,000	229,776
5.125% 4/1/34	1,000,000	1,128,030
5.25% 4/1/29	1,000,000	1,156,900
Series 2009 C, 5% 12/1/21	1,000,000	1,154,570
Series 2011 D:
5% 12/1/23	1,180,000	1,411,363
5% 12/1/26	1,020,000	1,209,853
5% 12/1/36	1,000,000	1,145,970
Univ. of Minnesota Spl. Purp. Rev.:
(Biomedical Science Research Facilities Fdg. Prog.) Series 2013 C, 5% 8/1/38	5,275,000	6,066,883
(State Supported Biomedical Science Research Facilities Fdg. Prog.) Series 2011 B, 5% 8/1/25	2,095,000	2,468,790
(State Supported Stadium Proj.) Series 2006:
5% 8/1/20	6,625,000	7,108,890
5% 8/1/29	4,000,000	4,265,360
Series 2010 A, 5% 8/1/25	1,800,000	2,134,332
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	$ 440,000	$ 452,980
West Saint Paul Independent School District #197 Series 2012 A, 4% 2/1/24	3,530,000	3,938,951
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 1977 A, 6.375% 1/1/16 (Escrowed to Maturity)	330,000	339,398
Series 2012 A:
5% 1/1/26	5,000,000	5,947,650
5% 1/1/27	2,150,000	2,540,333
5% 1/1/30	1,000,000	1,174,430
Series 2014 A:
5% 1/1/31	1,750,000	2,069,253
5% 1/1/40	1,500,000	1,725,840
5% 1/1/46	5,000,000	5,727,450
		490,573,283
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	1,000,000	1,101,570
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $471,617,391)	496,407,233
NET OTHER ASSETS (LIABILITIES) - 2.0%	9,906,803
NET ASSETS - 100%	$ 506,314,036
Security Type Abbreviations
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	40.6%
Health Care	22.4%
Electric Utilities	13.4%
Education	8.9%
Transportation	8.1%
Others* (Individually Less Than 5%)	6.6%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $471,617,391)		$ 496,407,233
Cash		4,212,009
Receivable for fund shares sold		177,201
Interest receivable		6,618,386
Prepaid expenses		1,091
Other receivables		574
Total assets		507,416,494

Liabilities
Payable for fund shares redeemed	$ 472,117
Distributions payable	340,998
Accrued management fee	152,017
Transfer agent fee payable	71,770
Other affiliated payables	22,063
Other payables and accrued expenses	43,493
Total liabilities		1,102,458

Net Assets		$ 506,314,036
Net Assets consist of:
Paid in capital		$ 481,271,031
Undistributed net investment income		122,198
Accumulated undistributed net realized gain (loss) on investments		130,965
Net unrealized appreciation (depreciation) on investments		24,789,842
Net Assets, for 43,013,648 shares outstanding		$ 506,314,036
Net Asset Value, offering price and redemption price per share ($506,314,036 ÷ 43,013,648 shares)		$ 11.77

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2014

Investment Income
Interest		$ 16,378,409

Expenses
Management fee	$ 1,787,210
Transfer agent fees	426,735
Accounting fees and expenses	128,029
Custodian fees and expenses	8,755
Independent trustees' compensation	2,187
Registration fees	31,974
Audit	54,511
Legal	1,319
Miscellaneous	4,000
Total expenses before reductions	2,444,720
Expense reductions	(1,959)	2,442,761
Net investment income (loss)		13,935,648
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,299,174
Change in net unrealized appreciation (depreciation) on investment securities		16,265,355
Net gain (loss)		18,564,529
Net increase (decrease) in net assets resulting from operations		$ 32,500,177

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2014	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,935,648	$ 15,041,200
Net realized gain (loss)	2,299,174	1,691,982
Change in net unrealized appreciation (depreciation)	16,265,355	(27,436,082)
Net increase (decrease) in net assets resulting from operations	32,500,177	(10,702,900)
Distributions to shareholders from net investment income	(13,933,894)	(15,041,107)
Distributions to shareholders from net realized gain	(2,683,454)	(1,845,080)
Total distributions	(16,617,348)	(16,886,187)
Share transactions Proceeds from sales of shares	55,468,388	71,595,442
Reinvestment of distributions	11,837,627	11,952,693
Cost of shares redeemed	(57,891,076)	(133,302,094)
Net increase (decrease) in net assets resulting from share transactions	9,414,939	(49,753,959)
Redemption fees	2,975	3,464
Total increase (decrease) in net assets	25,300,743	(77,339,582)

Net Assets
Beginning of period	481,013,293	558,352,875
End of period (including undistributed net investment income of $122,198 and undistributed net investment income of $109,763, respectively)	$ 506,314,036	$ 481,013,293
Other Information Shares
Sold	4,752,611	6,118,888
Issued in reinvestment of distributions	1,013,005	1,024,864
Redeemed	(4,965,687)	(11,493,631)
Net increase (decrease)	799,929	(4,349,879)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.39	$ 11.99	$ 11.80	$ 11.25	$ 11.38
Income from Investment Operations
Net investment income (loss) B	.329	.333	.371	.403	.393
Net realized and unrealized gain (loss)	.443	(.559)	.204	.601	(.115)
Total from investment operations	.772	(.226)	.575	1.004	.278
Distributions from net investment income	(.329)	(.333)	(.370)	(.403)	(.394)
Distributions from net realized gain	(.063)	(.041)	(.015)	(.051)	(.014)
Total distributions	(.392)	(.374)	(.385)	(.454)	(.408)
Redemption fees added to paid in Capital B, D	-	-	-	-	-
Net asset value, end of period	$ 11.77	$ 11.39	$ 11.99	$ 11.80	$ 11.25
Total ReturnA	6.85%	(1.91)%	4.91%	9.09%	2.42%
Ratios to Average Net AssetsC
Expenses before reductions	.49%	.50%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.49%	.50%	.49%	.49%	.50%
Expenses net of all reductions	.49%	.49%	.49%	.49%	.49%
Net investment income (loss)	2.82%	2.85%	3.09%	3.50%	3.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 506,314	$ 481,013	$ 558,353	$ 519,092	$ 497,673
Portfolio turnover rate	15%	14%	15%	9%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2014

1. Organization.

Fidelity Minnesota Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Minnesota.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures contracts.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 25,138,134
Gross unrealized depreciation	(342,422)
Net unrealized appreciation (depreciation) on securities	$ 24,795,712

Tax Cost	$ 471,611,521

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 116,699
Undistributed long-term capital gain	$ 146,799
Net unrealized appreciation (depreciation) on securities and other investments	$ 24,795,712

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

At period end, the Fund was required to defer approximately $15,834 of losses on futures contracts.

The tax character of distributions paid was as follows:

	December 31, 2014	December 31, 2013
Tax-exempt Income	$ 13,933,894	$ 15,041,107
Ordinary Income	-	233,296
Long-term Capital Gains	2,683,454	1,611,784
Total	$ 16,617,348	$ 16,886,187

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $82,063,662 and $74,795,181, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .36% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .09% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $795 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,959.

Annual Report

Notes to Financial Statements - continued

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Minnesota Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Minnesota Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Minnesota Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 12, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, James C. Curvey, and John Engler each of the Trustees oversees 233 funds. Ms. Acton and Mr. Engler each oversees 215 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above include each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Minnesota Municipal Income Fund voted to pay on February 9, 2015, to shareholders of record at the opening of business on February 6, 2015, a distribution of $0.005 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2014, $2,255,950 or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2014, 100% of the fund's income dividends was free from federal income tax, and 0.84% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Minnesota Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Minnesota Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MNF-UANN-0215
1.787738.111

Fidelity®

Municipal Income

Fund

Annual Report

December 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity® Municipal Income Fund	10.59%	5.63%	4.74%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Municipal Income Fund on December 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds posted a strong result for the 12 months ending December 31, 2014, driven by steady demand, tight supply and improving credit fundamentals. The Barclays® Municipal Bond Index returned 9.05%, significantly outperforming the U.S. investment-grade taxable bond market. Munis were driven, in part, by continued economic growth, declining long-term interest rates, and the relative attractiveness of U.S. markets amid global economic and political uncertainty. More specific to munis, prices rose as investors became more upbeat about the fundamental outlook of many state and local governments. Additionally, a steady stream of municipal bond cash flows - coupon payments, maturities and those due to early bond calls by issuers - fueled reinvestment. Meanwhile, investors took solace that the financial distress experienced by Puerto Rico, Detroit and a few California cities in bankruptcy did not expand to the broader market. Lastly, the tax advantages of munis had particular appeal due to the higher federal tax rates for top earners that took effect in 2013, as well as the new 3.8% Medicare tax on unearned, non-municipal investment income.

Comments from Jamie Pagliocco, Lead Portfolio Manager of Fidelity® Municipal Income Fund: For year, the fund returned 10.59%, while the Barclays 3+ Year Municipal Bond Index returned 10.15%. We sought to generate attractive tax-exempt income for the fund and protect shareholder capital. The fund's barbell positioning - with overweightings in longer- and shorter-maturity bonds - bolstered our result as the yield curve flattened as we expected. An oveweighted position in health care bonds also helped because they were some of the best-performing bonds in the marketplace. The fund's overweighting to California bonds was another plus. They outperformed bonds from virtually all other states as California's economic and fiscal outlook significantly improved during the past year and yield-seeking investors flocked to the debt issued in the state. In contrast, the fund's underweighting to corporate-backed municipal bonds hindered our performance relative to the index. These securities, which are issued by municipalities for projects deemed in the public good but depend on corporations for their stream of payments to holders, performed quite well. Their success owed to their higher yields, which both bolstered their total returns and attracted investors, as well as rising corporate revenues, which further buoyed investor sentiment.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Actual	.47%	$ 1,000.00	$ 1,034.60	$ 2.41
HypotheticalA		$ 1,000.00	$ 1,022.84	$ 2.40

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
California	17.8	18.0
Illinois	17.1	17.9
Texas	9.9	9.4
Florida	9.8	9.3
New York	7.5	8.1
Top Five Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.5	35.0
Health Care	21.0	21.7
Transportation	12.1	10.7
Special Tax	8.2	8.2
Electric Utilities	7.1	7.4
Weighted Average Maturity as of December 31, 2014
		6 months ago
Years	5.8	6.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2014
6 months ago
Years	6.7	7.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
AAA 4.9%	AAA 5.4%
AA,A 80.4%	AA,A 81.4%
BBB 9.5%	BBB 9.2%
BB and Below 0.5%	BB and Below 0.8%
Not Rated 2.4%	Not Rated 2.1%
Short-Term Investments and Net Other Assets 2.3%	Short-Term Investments and Net Other Assets 1.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments December 31, 2014

Showing Percentage of Net Assets

Municipal Bonds - 97.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/32 (a)	$ 3,500	$ 3,548
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	5,600	5,687
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	3,000	3,446
		12,681
Arizona - 1.9%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	2,670	3,030
5.25% 10/1/20 (FSA Insured)	8,000	9,189
5.25% 10/1/26 (FSA Insured)	2,570	2,923
5.25% 10/1/28 (FSA Insured)	8,345	9,439
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	2,000	2,161
Series 2007 B, 0.967% 1/1/37 (d)	3,000	2,701
Series 2008 D:
5.5% 1/1/38	12,000	13,182
6% 1/1/27	2,600	2,945
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	5,800	6,693
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,794
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21	1,580	1,780
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series 1990 A, 7% 12/1/16 (Escrowed to Maturity)	1,165	1,243
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	3,600	3,996
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	4,800	5,301
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000	15,822
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C:
5% 7/1/22	1,000	1,187
5% 7/1/23	2,000	2,358
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/22	1,500	1,772
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.: - continued
Series 2012 A:
5% 7/1/24	$ 1,140	$ 1,362
5% 7/1/26	1,000	1,185
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	4,138
5.5% 12/1/29	7,900	9,568
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	845	946
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39	3,000	3,548
		108,263
California - 17.8%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	2,800	3,292
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	2,477
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	6,350	7,536
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	3,572
California Econ. Recovery Series 2009 A, 5% 7/1/22	7,500	7,998
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.) Series 2001 A:
0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,140	2,104
0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,975
0% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,575
0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,008
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (d)	22,700	24,261
Series 2007, 5.625% 5/1/20	120	121
5% 3/1/19	1,800	2,048
5% 8/1/19	8,310	9,051
5% 8/1/20	5,355	5,830
5% 10/1/22	2,300	2,685
5% 11/1/22	3,100	3,467
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 12/1/22	$ 6,800	$ 7,629
5% 11/1/24	1,600	1,787
5% 3/1/26	5,100	5,358
5% 9/1/27	10,500	11,259
5% 9/1/31	22,500	24,033
5% 9/1/32	24,995	26,672
5% 9/1/33	19,115	20,364
5% 9/1/35	4,050	4,309
5.25% 9/1/23	24,300	29,483
5.25% 12/1/33	160	161
5.25% 4/1/35	12,000	14,033
5.25% 3/1/38	9,000	9,789
5.25% 11/1/40	3,200	3,689
5.5% 8/1/27	14,700	16,979
5.5% 4/1/28	10	10
5.5% 8/1/29	9,850	11,254
5.5% 4/1/30	5	5
5.5% 3/1/40	5,900	6,781
5.6% 3/1/36	2,550	3,007
5.75% 4/1/31	5,020	5,898
6% 3/1/33	23,800	29,451
6% 4/1/38	19,600	23,265
6% 11/1/39	10,020	12,116
6.5% 4/1/33	7,900	9,649
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	1,115	1,142
Series 2008 L, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	2,555	2,617
Series 2009 E, 5.625% 7/1/25	10,000	11,637
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	6,800	7,892
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	12,500	15,033
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/27	6,730	7,909
5% 6/1/28	6,175	7,201
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	4,575	4,745
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	$ 6,000	$ 6,112
(Monterey Bay Campus Library Proj.) Series 2009 D, 6.25% 4/1/34	7,280	8,635
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	3,515	3,841
5% 3/1/22	1,695	1,850
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,825	3,371
(Univ. Proj.) Series 2011 B, 5.25% 10/1/26	2,515	3,010
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/27	10,000	11,710
5.25% 10/1/26	5,000	5,984
Series 2012 A:
5% 4/1/25	4,700	5,524
5% 4/1/26	13,495	15,686
Series 2012 G, 5% 11/1/25	4,000	4,691
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	4,100	4,814
5% 12/1/23	7,355	8,575
Series 2005 B:
5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,636
5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	2,970
Series 2005 H:
5% 6/1/17	5,000	5,098
5% 6/1/18	10,300	10,499
Series 2005 J, 5% 1/1/17 (Pre-Refunded to 1/1/16 @ 100)	6,105	6,395
Series 2009 G1, 5.75% 10/1/30	2,500	2,949
Series 2009 I:
6.125% 11/1/29	1,600	1,962
6.375% 11/1/34	4,600	5,640
Series 2010 A, 5.75% 3/1/30	4,900	5,790
California State Univ. Rev. Series 2009 A, 6% 11/1/40	5,000	5,860
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,000	5,561
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	11,700	14,081
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 9,380	$ 9,438
Encinitas Union School District Series 1996:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,110
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	2,404
Fontana Unified School District Gen. Oblig. 5% 5/1/19 (Assured Guaranty Corp. Insured)	1,300	1,507
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	22,145	22,522
5% 6/1/45	5,305	5,395
5% 6/1/45 (FSA Insured)	445	453
Long Beach Unified School District Series A:
5.5% 8/1/28	3,810	4,422
5.5% 8/1/29	2,000	2,315
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	7,000	8,483
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,025
5% 9/1/19 (AMBAC Insured)	2,545	2,608
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/23	5,335	6,311
5% 3/1/27	2,000	2,293
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	9,715	11,368
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,000	3,345
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	2,611
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	2,320	2,575
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	3,374
Oakland Gen. Oblig.:
Series 2009 B, 6% 1/15/34	2,500	2,888
Series 2012:
5% 1/15/26	4,535	5,201
5% 1/15/28	4,345	4,952
5% 1/15/29	5,370	6,094
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/22	2,320	2,734
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	$ 4,190	$ 4,779
5% 2/1/24	8,200	9,440
Port of Oakland Rev.:
Series 2007 B, 5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	7,778
Series 2012 P:
5% 5/1/23 (g)	6,455	7,538
5% 5/1/24 (g)	9,900	11,488
Series C, 5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,650	7,403
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,900	2,499
Series B:
0% 8/1/37	7,800	3,059
0% 8/1/38	10,200	3,803
0% 8/1/39	20,100	7,135
0% 8/1/40	3,000	988
0% 8/1/41	13,610	4,216
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	4,200	2,677
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/26	10,000	11,813
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	2,800	3,118
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/25	10,425	12,096
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	3,600	1,664
0% 7/1/39	9,650	3,504
0% 7/1/41	21,370	6,961
Series 2008 E:
0% 7/1/47 (a)	7,400	3,727
0% 7/1/49	25,500	5,646
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2014 A, 5% 5/1/44 (g)	12,800	14,207
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,495	3,885
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27	$ 4,610	$ 5,494
5% 6/1/30	16,190	19,092
5% 6/1/31	11,785	13,849
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	6,375	7,416
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	5,150	5,724
Series 2010 B, 0% 8/1/47	18,400	4,444
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	3,834
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000	10,964
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,532
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	490	503
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	45,225	49,956
Union Elementary School District:
Series A, 0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,611
Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,231
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	4,000	4,450
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series B:
5.5% 5/15/15 (AMBAC Insured)	1,890	1,895
5.5% 5/15/17 (AMBAC Insured)	2,545	2,551
Series 2009 O:
5.25% 5/15/39	2,400	2,719
5.75% 5/15/30	12,000	14,138
Val Verde Unified School District Ctfs. of Prtn. Series B, 5% 1/1/30 (FGIC Insured)	1,495	1,499
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	5,100	5,845
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/38	4,500	5,327
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Washington Township Health Care District Rev.:
Series 2007 A:
5% 7/1/18	$ 1,185	$ 1,286
5% 7/1/27	1,840	1,977
Series 2009 A, 5.75% 7/1/24	1,750	2,009
Series 2010 A, 5.5% 7/1/38	3,815	4,090
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	3,850	4,333
Series 2012:
5% 8/1/24	3,625	4,354
5% 8/1/25	10,000	11,935
		1,021,311
Colorado - 0.8%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	5,800	5,268
0% 7/15/22 (Escrowed to Maturity)	15,700	13,248
Colorado Health Facilities Auth. Rev. (Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	1,210
5% 9/1/22	1,500	1,632
Denver City & County Arpt. Rev.:
Series 2007 E, 5% 11/15/32 (AMBAC Insured)	2,500	2,751
Series 2011 A, 5% 11/15/15 (g)	3,000	3,122
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,480
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,075	10,469
Series 2010 A, 0% 9/1/41	9,600	3,002
Series 2010 C, 5.375% 9/1/26	1,000	1,156
		45,338
District Of Columbia - 1.4%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	8,140	9,612
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/17 (FSA Insured)	1,700	1,868
Series B, 4.75% 6/1/32	2,200	2,374
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41 (Pre-Refunded to 10/1/17 @ 100)	$ 23,535	$ 26,584
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/33 (Assured Guaranty Corp. Insured)	15,000	6,772
0% 10/1/34 (Assured Guaranty Corp. Insured)	15,000	6,428
0% 10/1/35 (Assured Guaranty Corp. Insured)	33,975	13,807
0% 10/1/39 (Assured Guaranty Corp. Insured)	5,030	1,649
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A:
5.125% 7/1/32	1,000	1,131
5.25% 7/1/27	4,390	5,064
5.25% 7/1/28	3,000	3,453
		78,742
Florida - 9.8%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6.05% 11/15/16 (Escrowed to Maturity)	2,045	2,138
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,742
Brevard County School Board Ctfs. of Prtn. Series 2007 B:
5% 7/1/24 (AMBAC Insured)	1,365	1,487
5% 7/1/25 (AMBAC Insured)	3,540	3,853
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/25	5,215	6,111
Broward County School Board Ctfs. of Prtn.:
Series 2007 A:
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,660	4,024
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	4,026
Series 2012 A:
5% 7/1/23	21,020	24,697
5% 7/1/27	5,695	6,482
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	8,500	9,571
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	7,500	7,961
Series 2011 A1:
5% 6/1/19	1,715	1,970
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Citizens Property Ins. Corp.: - continued
Series 2011 A1: - continued
5% 6/1/20	$ 3,000	$ 3,480
Series 2012 A1, 5% 6/1/21	8,400	9,863
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	24,450	28,785
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,040
5.25% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,355
Escambia County Utils. Auth. Util. Sys. Rev. Series 1992 B, 6.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985	1,985
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	12,400	14,535
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	4,500	4,937
Series 2011 E, 5% 6/1/24	6,600	7,789
Series 2011 F, 5% 6/1/23	6,070	7,199
Series A, 5.5% 6/1/38	2,000	2,270
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025	2,092
5% 10/1/17	2,130	2,201
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,437
5% 7/1/18	3,320	3,396
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	5,700	6,471
Florida Gen. Oblig.:
Series 2008 A, 5.25% 7/1/37	3,000	3,299
Series 2011 B, 5% 7/1/23	10,175	12,187
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	3,100	3,581
Series 2009 A, 6.25% 10/1/31	3,000	3,532
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Series 2003, 5.25% 1/15/20	1,950	1,957
Gulf Breeze Util. Sys. Rev. Series 2004, 5% 10/1/16 (AMBAC Insured)	1,010	1,013
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/15 (Escrowed to Maturity)	$ 1,000	$ 1,041
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	1,200	1,250
5% 11/15/22 (Pre-Refunded to 11/15/15 @ 100)	1,000	1,042
Series 2005 B:
5% 11/15/15 (Escrowed to Maturity)	125	130
5% 11/15/15 (Escrowed to Maturity)	875	911
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100)	150	156
5% 11/15/16 (Pre-Refunded to 11/16/15 @ 100)	1,040	1,083
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	485	505
Series 2006 G:
5% 11/15/15	965	1,005
5% 11/15/15 (Escrowed to Maturity)	35	36
5% 11/15/16	1,020	1,103
5.125% 11/15/17	2,750	2,974
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100)	95	103
5.125% 11/15/18	965	1,043
5.125% 11/15/19	1,930	2,088
5.125% 11/15/19 (Pre-Refunded to 11/15/16 @ 100)	70	76
Series 2008 B, 6% 11/15/37	11,000	12,932
Hillsborough County Indl. Dev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	1,930	2,102
5% 7/1/18	2,125	2,308
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	8,525	8,992
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	4,900	6,379
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/24	5,500	6,521
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (FSA Insured)	1,000	1,171
5% 6/1/28 (FSA Insured)	1,000	1,165
5% 6/1/30 (FSA Insured)	1,650	1,904
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (g)	5,260	5,883
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012, 5% 11/15/23	$ 2,000	$ 2,350
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,020
Miami-Dade County Aviation Rev.:
Series 2010 A:
5.375% 10/1/41	5,800	6,462
5.5% 10/1/30	3,000	3,506
Series 2012 A:
5% 10/1/23 (g)	7,500	8,765
5% 10/1/24 (g)	9,050	10,542
5% 10/1/30 (g)	6,095	6,886
5% 10/1/31 (g)	2,500	2,801
Series 2014 A:
5% 10/1/28 (g)	4,000	4,631
5% 10/1/36 (g)	12,000	13,527
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	3,750	4,380
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	1,900	2,125
Series 2014 B:
5% 7/1/26	2,500	2,976
5% 7/1/27	1,750	2,072
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A:
5% 8/1/17 (AMBAC Insured)	3,500	3,855
5% 8/1/18 (AMBAC Insured)	4,000	4,495
5% 8/1/20 (AMBAC Insured)	2,500	2,787
5% 8/1/21 (AMBAC Insured)	5,095	5,684
5% 8/1/22 (AMBAC Insured)	3,325	3,699
Series 2011 B, 5.625% 5/1/31	6,600	7,549
Series 2015 A:
5% 5/1/26 (c)	5,500	6,470
5% 5/1/28 (c)	17,710	20,611
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/24	2,255	2,668
5% 7/1/42	1,900	2,110
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (Pre-Refunded to 10/1/15 @ 100)	1,000	1,037
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured)	$ 1,350	$ 1,476
5.25% 12/1/37 (AMBAC Insured)	1,365	1,487
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	5,030	5,686
Series 2012 A, 5% 10/1/42	14,700	15,903
Series 2012 B, 5% 10/1/42	5,900	6,383
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	5,190
Orange County School Board Ctfs. of Prtn.:
Series 2015 C, 5% 8/1/30 (c)	8,500	10,055
Series A, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,940	3,016
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/22	2,500	2,979
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 B, 5% 10/1/33	3,700	4,134
Series 2012 A:
5% 10/1/23	2,300	2,822
5% 10/1/25	1,100	1,380
Series 2013 A, 5% 10/1/25	4,800	6,021
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/22	670	769
5% 12/1/23	1,000	1,150
5% 12/1/24	750	867
5% 12/1/25	500	574
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B:
4% 8/1/20	5,000	5,575
5% 8/1/20	6,010	7,053
5% 8/1/24	3,500	4,274
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	11,100	13,127
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev.:
5% 10/1/30 (Pre-Refunded to 10/1/15 @ 100)	900	932
5% 10/1/30 (Pre-Refunded to 10/1/15 @ 100)	2,205	2,283
Plant City Util. Sys. Rev. 6% 10/1/15 (Escrowed to Maturity)	495	516
Polk County Pub. Facilities Rev. 5% 12/1/33 (Pre-Refunded to 12/1/15 @ 100)	2,000	2,086
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Port Orange Gen. Oblig. 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,015	$ 2,109
Seminole County School Board Ctfs. of Prtn. Series 2005 A:
5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645	1,682
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,782
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A, 6.25% 4/1/39	3,300	3,723
Series 2010:
5% 10/1/25	4,140	4,628
5.25% 10/1/34	3,500	3,822
St. Johns County School Board 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,496
St. Petersburg Pub. Util. Rev. Series 2009 A, 5.5% 10/1/37	7,000	8,064
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (Escrowed to Maturity)	985	1,040
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/23	8,080	9,284
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/22	2,300	2,723
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690	2,755
5.25% 7/1/16 (AMBAC Insured)	2,830	2,894
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/25	1,775	2,122
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	2,048
		560,287
Georgia - 3.3%
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A:
6% 11/1/25	9,785	11,739
6.25% 11/1/39	10,800	12,871
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (d)	8,100	8,192
2.2%, tender 4/2/19 (d)	3,000	3,036
2.2%, tender 4/2/19 (d)	300	304
2.2%, tender 4/2/19 (d)	6,500	6,579
2.2%, tender 4/2/19 (d)	4,100	4,150
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	$ 10,200	$ 9,007
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	7,745	8,667
6.125% 9/1/40	9,310	10,237
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	3,000	3,454
5.25% 10/1/41	5,600	6,396
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/23	1,500	1,771
5% 1/1/24	6,500	7,655
Georgia Gen. Oblig. Series 2007 E, 5% 8/1/22	575	638
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	7,700	9,116
Series GG, 5% 1/1/22	4,000	4,773
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S:
5% 10/1/22	3,425	4,008
5% 10/1/23	4,000	4,669
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	2,211
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,500	9,802
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014:
5% 4/1/25	3,500	4,015
5% 4/1/30	1,200	1,346
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity)	5,615	4,958
Series C, 0% 12/1/21 (Escrowed to Maturity)	19,400	17,131
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	13,550	15,078
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	18,045	15,935
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,712
		189,450
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - 0.2%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B:
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	$ 1,430	$ 1,461
5.25% 7/1/18 (Pre-Refunded to 7/1/16 @ 100) (g)	3,205	3,424
State of Hawaii Dept. of Trans. Series 2013:
5.25% 8/1/24 (g)	2,000	2,400
5.25% 8/1/25 (g)	2,500	2,985
		10,270
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,355	5,088
6.75% 11/1/37	4,300	5,006
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	2,190	2,548
		12,642
Illinois - 17.1%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,810	1,506
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	1,548
Chicago Board of Ed.:
Series 1999 A, 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,200	3,134
Series 2011 A, 5.5% 12/1/39	7,900	8,475
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,700	2,770
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,200	4,542
(Neighborhoods Alive 21 Prog.) Series 2003, 5% 1/1/33 (AMBAC Insured)	2,100	2,102
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,445	1,446
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	435	437
Series 2007 C, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,950	13,605
Series 2008 C, 5% 1/1/34	1,500	1,536
Series 2009 A:
5% 1/1/22	3,400	3,677
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2009 A: - continued
5% 1/1/27 (FSA Insured)	$ 5,200	$ 5,593
Series 2011 A, 5% 1/1/40	11,260	11,547
Series 2012 A:
5% 1/1/33	15,200	15,855
5% 1/1/34	2,440	2,538
Series 2012 C, 5% 1/1/23	1,200	1,292
Series A, 5% 1/1/42 (AMBAC Insured)	40	40
5% 1/1/34	3,000	3,148
5% 1/1/35	15,000	15,628
5% 1/1/36	11,555	12,004
Chicago Midway Arpt. Rev. Series 2014 A:
5% 1/1/27 (g)	10,330	11,850
5% 1/1/28 (g)	14,950	17,037
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/16 (FSA Insured)	6,800	7,109
Series 2011 C, 6.5% 1/1/41	19,600	23,970
Series 2013 B, 5% 1/1/27	11,275	13,074
Series 2013 D, 5% 1/1/27	1,000	1,160
Chicago Park District Gen. Oblig.:
Series 2010 C, 5.25% 1/1/40	7,700	8,392
Series 2013 A:
5.5% 1/1/33	2,500	2,923
5.75% 1/1/38	5,600	6,574
Series 2014 B:
5% 1/1/26	1,500	1,750
5% 1/1/27	3,210	3,729
5% 1/1/28	2,500	2,891
Series 2014 C, 5% 1/1/26	1,865	2,176
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	13,000	14,948
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21	2,600	2,767
Series 2008 A:
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	2,425	2,654
5.25% 6/1/25 (Assured Guaranty Corp. Insured)	3,495	3,817
5% 6/1/20 (AMBAC Insured)	5,610	5,988
5% 6/1/20 (Pre-Refunded to 12/1/16 @ 100)	1,390	1,507
Chicago Wtr. Rev. Series 2000, 0% 11/1/16 (AMBAC Insured)	7,555	7,398
Cook County Forest Preservation District:
(Ltd. Tax Proj.) Series 2012 B, 5% 12/15/37	2,500	2,739
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Forest Preservation District: - continued
Series 2012 A, 5% 11/15/22	$ 2,000	$ 2,361
Series 2012 C, 5% 12/15/37	1,000	1,095
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/33	19,775	21,659
Series 2010 G, 5% 11/15/25	3,400	3,868
Series 2012 C:
5% 11/15/24	9,400	10,892
5% 11/15/25	15,070	17,371
Series B, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,858
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	6,665	6,397
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,293
5.5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,190
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	3,957
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	29,680	24,547
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	3,860	4,053
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.):
Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	4,300	5,173
Series 2010 A, 5.5% 4/1/44	3,000	3,392
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	6,500	7,274
(Children's Memorial Hosp. Proj.) Series 2008 A:
5.25% 8/15/33 (Assured Guaranty Corp. Insured)	7,800	8,569
5.25% 8/15/47 (Assured Guaranty Corp. Insured)	2,000	2,149
(Edward Hosp. Obligated Group Proj.) Series 2008 A:
5.5% 2/1/40 (AMBAC Insured)	3,165	3,454
6% 2/1/28 (AMBAC Insured)	2,855	3,206
(Newman Foundation Proj.):
5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,300	1,326
5% 2/1/37 (Radian Asset Assurance, Inc. Insured)	10,000	10,123
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	$ 12,615	$ 13,933
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	4,020	4,719
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	25,230	28,914
5.375% 5/15/30	6,100	6,883
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	13,500	15,427
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	8,200	9,565
Series 2009 D, 6.625% 11/1/39	8,000	9,332
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37 (Pre-Refunded to 8/1/17 @ 100)	19,325	21,651
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,645	1,808
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	5,900	6,574
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/16 (Assured Guaranty Corp. Insured)	5,385	5,674
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	5,550	6,391
Series 2008 A:
5.625% 1/1/37	27,960	30,258
6% 2/1/24	300	338
6.25% 2/1/33 (AMBAC Insured)	300	336
Series 2009 A, 7.25% 11/1/38	7,605	9,001
Series 2009:
6.875% 8/15/38	430	502
7% 8/15/44	15,955	18,690
Series 2010 A:
5.5% 8/15/24	2,860	3,248
5.75% 8/15/29	2,320	2,615
Series 2010:
5.25% 5/1/25	7,000	8,185
5.25% 8/15/36	695	745
Series 2012 A, 5% 5/15/22	2,120	2,468
Series 2012:
4% 9/1/32	7,460	6,991
5% 9/1/38	23,950	25,192
5% 11/15/43	4,395	4,769
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series 2013:
5% 11/15/28	$ 2,875	$ 3,270
5% 11/15/29	1,400	1,584
5% 5/15/43	10,000	10,553
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	4,200	4,652
5.5% 1/1/31	3,000	3,497
Series 2010:
5% 1/1/21 (FSA Insured)	2,600	2,890
5% 1/1/23 (FSA Insured)	6,600	7,249
Series 2012 A, 5% 1/1/33	4,700	5,008
Series 2012:
5% 8/1/19	2,500	2,789
5% 8/1/21	2,000	2,251
5% 3/1/23	4,000	4,438
5% 8/1/23	3,900	4,394
5% 3/1/35	2,000	2,126
5% 3/1/37	1,000	1,060
Series 2014:
5% 2/1/23	4,400	4,943
5.25% 2/1/30	9,000	10,103
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	3,000	3,305
(Lutheran Gen. Health Care Sys. Proj.) Series C, 6% 4/1/18	3,000	3,213
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	5,039
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	13,500	14,854
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
5% 6/15/19	2,900	2,960
5% 12/15/19	1,000	1,021
Kane & DeKalb Counties Cmnty. Unit School District #302 5.5% 2/1/25 (FSA Insured)	3,000	3,149
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	3,350	3,201
0% 12/1/17 (Escrowed to Maturity)	350	340
0% 12/1/21 (AMBAC Insured)	3,095	2,548
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kane, McHenry, Cook & DeKalb Counties Unit School District #300: - continued
0% 12/1/21 (Escrowed to Maturity)	$ 1,905	$ 1,676
6.5% 1/1/20 (AMBAC Insured)	2,755	3,351
6.5% 1/1/20 (Escrowed to Maturity)	4,645	5,795
6.5% 1/1/20 (Escrowed to Maturity)	465	580
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	585	578
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,905	1,868
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	6,563
McHenry & Kane Counties Cmnty. Consolidated School District #158:
Series 2004, 0% 1/1/24 (FSA Insured)	4,300	3,143
0% 1/1/19	2,955	2,696
0% 1/1/19 (Escrowed to Maturity)	45	43
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	3,152
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,935	2,657
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,064
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,600	16,727
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,445	1,687
Series 2002 B, 5.5% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,192
Series 2010 B1:
0% 6/15/43 (FSA Insured)	45,400	11,879
0% 6/15/44 (FSA Insured)	53,800	13,390
0% 6/15/45 (FSA Insured)	27,900	6,604
0% 6/15/46 (FSA Insured)	6,250	1,407
0% 6/15/47 (FSA Insured)	16,540	3,539
Series 2012 B:
0% 12/15/41	17,400	5,164
0% 12/15/51	16,200	2,749
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition: - continued
Series 2012 B: - continued
5% 6/15/52	$ 17,900	$ 19,305
Series A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,045
Series 1996 A, 0% 6/15/24	3,060	2,226
Series A, 0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155	1,922
0% 6/15/15	7,915	7,888
0% 6/15/15 (Escrowed to Maturity)	1,730	1,728
0% 6/15/15 (Escrowed to Maturity)	5,355	5,350
Quincy Hosp. Rev. Series 2007:
5% 11/15/16	1,200	1,285
5% 11/15/18	1,000	1,096
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,300	1,439
5% 10/1/18	1,435	1,586
5% 10/1/20	1,290	1,423
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991:
0% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,270	15,781
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	7,075
Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	4,226
Series 2009 A, 5.75% 4/1/38	7,805	8,978
Series 2010 A:
5% 4/1/25	5,125	5,866
5.25% 4/1/30	3,200	3,682
Series 2013:
6% 10/1/42	4,600	5,432
6.25% 10/1/38	4,530	5,289
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	1,615	1,600
0% 11/1/16 (FSA Insured)	4,885	4,794
0% 11/1/17 (FSA Insured)	3,200	3,077
0% 11/1/19 (Escrowed to Maturity)	675	631
0% 11/1/19 (FSA Insured)	4,325	3,933
		983,890
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - 3.1%
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 7,480	$ 6,525
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29 (Pre-Refunded to 8/1/16 @ 100)	2,510	2,692
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	895	916
5% 7/15/24 (Pre-Refunded to 7/15/15 @ 100)	470	482
5.25% 7/15/17 (Pre-Refunded to 7/15/15 @ 100)	1,885	1,935
GCS School Bldg. Corp. One 5% 7/15/22 (Pre-Refunded to 7/15/15 @ 100)	1,545	1,584
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,900	32,174
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (d)(g)	3,500	3,611
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 C, 5.375% 11/1/32	7,815	8,756
Series 2009 A, 5.25% 11/1/39	5,300	5,889
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	8,000	8,904
Series 2012:
5% 3/1/30	3,900	4,301
5% 3/1/41	7,070	7,624
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B, 5% 2/15/15	1,500	1,509
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	11,200	11,940
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) Series 1993, 7% 8/15/15 (FSA Insured)	435	438
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (d)	7,700	7,823
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2011 A:
5% 1/1/22	2,000	2,361
5% 1/1/23	1,800	2,095
Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,500
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana State Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.) Series 2012 A, 5% 10/1/26	$ 2,545	$ 2,994
Series 2011 A, 5.25% 10/1/25	1,750	2,063
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/16 (AMBAC Insured)	6,470	6,369
0% 6/1/18 (AMBAC Insured)	1,700	1,608
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (g)	1,525	1,594
5% 1/1/17 (AMBAC Insured) (g)	1,700	1,804
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,320
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 7/15/18	400	438
5% 1/15/30	24,540	28,339
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/24	1,150	1,317
5% 7/1/25	1,000	1,145
5% 7/1/26	1,325	1,516
5% 7/1/29	670	766
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	6,022
Westfield Washington Multi-School Bldg. Corp.:
Series 2005 A, 5% 7/15/18	890	891
5% 7/15/18	610	611
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,287
		178,143
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	4,800	5,480
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	10,600	12,287
Leavenworth County Unified School District #453 Gen. Oblig. Series 2009 A, 5.25% 9/1/24 (Pre-Refunded to 9/1/19 @ 100)	1,575	1,857
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	$ 4,700	$ 4,763
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (Pre-Refunded to 8/1/15 @ 101)	1,200	1,252
6% 8/1/25 (Pre-Refunded to 8/1/15 @ 101)	1,100	1,147
6% 8/1/27 (Pre-Refunded to 8/1/15 @ 101)	1,235	1,288
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18 (Escrowed to Maturity)	1,300	1,444
5% 11/15/17 (Escrowed to Maturity)	2,500	2,799
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A:
5% 9/1/23	1,860	2,160
5% 9/1/25	4,000	4,614
		33,611
Kentucky - 0.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/22	1,355	1,494
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A:
5% 8/15/16	9,410	10,003
5% 8/15/17	3,650	3,990
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	4,000	4,546
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	5,000	5,348
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,900	3,369
5.75% 10/1/38	7,410	8,661
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	3,000	3,545
		40,956
Louisiana - 1.0%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39	2,100	2,474
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,097
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007: - continued
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,900	$ 2,051
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,500	16,759
New Orleans Aviation Board Rev.:
Series 2007 A, 5% 1/1/17 (FSA Insured) (g)	1,420	1,529
Series 2007 B2, 5% 1/1/16 (FSA Insured) (g)	1,000	1,045
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	4,839
5.25% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	3,581
Series 2012:
5% 12/1/22	8,645	9,679
5% 12/1/30	2,000	2,210
5% 12/1/31	1,000	1,101
5% 12/1/32	1,500	1,647
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/22	5,000	5,887
5% 5/15/23	1,300	1,530
		55,429
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	9,060	9,784
Series 2009, 6% 7/1/38	2,700	3,142
		12,926
Maryland - 0.6%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	4,710	4,887
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,250	1,493
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/16 (CIFG North America Insured)	1,000	1,054
5% 6/1/19 (CIFG North America Insured)	1,500	1,587
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/40	$ 2,000	$ 2,156
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,090	5,452
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39	4,400	4,746
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 6% 1/1/38	3,000	3,327
(Washington County Health Sys. Proj.) Series 2008:
6% 1/1/28	5,000	5,516
6% 1/1/43	1,500	1,632
Series 2010, 5.625% 7/1/30	2,865	3,103
		34,953
Massachusetts - 0.8%
Massachusetts Bay Trans. Auth. Series 1992 B, 6.2% 3/1/16	1,375	1,413
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	7,500	8,744
Series 2011 I, 6.75% 1/1/36	3,000	3,581
Series 2013 B1, 4.75% 11/15/20 (b)	6,660	6,672
5.5% 7/1/44	6,300	6,848
Massachusetts Gen. Oblig. Series 2007 C, 5.25% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	9,000	10,039
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (h)	2,400	2,410
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	4,455	4,462
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,900	3,211
		47,380
Michigan - 1.8%
Detroit School District Series 2012 A, 5% 5/1/23	4,000	4,533
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	4,000	4,437
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,700	21,020
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A:
5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,380	$ 2,436
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,685	1,786
Series 2006 B, 7% 7/1/36 (FSA Insured)	4,900	5,548
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	1,834
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	2,500	2,963
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	2,600	2,829
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	6,325	6,251
5% 6/1/20	2,050	2,332
5% 6/1/27	3,000	3,240
5% 6/1/39	6,350	6,617
Series 2012, 5% 11/15/42	11,825	12,839
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	3,000	3,368
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	4,000	4,691
5% 12/1/26	1,115	1,207
Series 2012 A:
5% 6/1/23	2,395	2,842
5% 6/1/26	2,000	2,318
Portage Pub. Schools 5% 5/1/21 (FSA Insured)	6,300	7,048
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	3,400	4,281
Three Rivers Cmnty. Schools 5% 5/1/21 (FSA Insured)	1,710	1,901
		106,321
Minnesota - 0.8%
Maple Grove Health Care Sys. Rev.:
(Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	3,500	3,758
5% 5/1/20	1,000	1,078
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/20 (Assured Guaranty Corp. Insured)	3,835	4,446
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series 2000 A, 6.375% 11/15/29	$ 210	$ 211
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/18	5,600	6,346
Series 2009, 5.75% 7/1/39	20,700	23,510
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.):
Series 2006:
5.25% 5/15/18	1,650	1,783
5.25% 5/15/23	2,000	2,161
5.25% 5/15/36	4,250	4,513
		47,806
Missouri - 0.2%
Kansas City Spl. Oblig.:
5% 9/1/26	1,185	1,340
5% 9/1/27	490	553
5% 9/1/28	1,000	1,124
5% 9/1/29	1,000	1,119
5% 9/1/30	1,390	1,549
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,107
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,960	2,185
		8,977
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.6498% 12/1/17 (d)	7,900	7,711
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
6% 8/15/23	1,210	1,348
6% 8/15/23 (Pre-Refunded to 8/15/17 @ 100)	920	1,044
6% 8/15/28	1,980	2,204
6% 8/15/28 (Pre-Refunded to 8/15/17 @ 100)	1,520	1,725
6.125% 8/15/31	1,275	1,416
6.125% 8/15/31 (Pre-Refunded to 8/15/17 @ 100)	975	1,110
Nebraska Pub. Pwr. District Rev. Series 2012 C:
5% 1/1/23 (Pre-Refunded to 1/1/18 @ 100)	2,250	2,522
5% 1/1/24	1,000	1,111
		20,191
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - 0.2%
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	$ 4,300	$ 4,943
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2011 C, 5% 6/1/24	5,415	6,337
		11,280
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	9,300	10,508
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	4,000	4,531
Series 2007 A, 5% 10/1/37	6,100	6,522
Series 2012:
4% 7/1/32	2,370	2,341
5% 7/1/24	1,000	1,116
5% 7/1/25	1,185	1,318
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 10/1/18	4,315	4,889
5% 2/1/19	2,000	2,271
5% 2/1/24	1,775	2,075
		35,571
New Jersey - 3.2%
New Jersey Econ. Dev. Auth. Rev.:
Series 2009 AA, 5.5% 12/15/29	4,000	4,480
Series 2012, 5% 6/15/21	4,600	5,283
Series 2013 NN, 5% 3/1/27	69,700	77,938
Series 2013:
5% 3/1/23	12,200	13,867
5% 3/1/24	17,000	19,271
5% 3/1/25	1,900	2,144
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	9,930	11,162
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	3,900	4,726
Series 2005 B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,908
Series 2014 AA:
5% 6/15/23	20,645	23,621
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series 2014 AA: - continued
5% 6/15/24	$ 10,000	$ 11,509
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	5,622
		185,531
New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1:
4% 12/1/17	5,000	5,430
5% 12/1/18	2,000	2,272
		7,702
New York - 7.5%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A:
5.25% 11/15/16	1,955	2,094
5.25% 11/15/17 (St. Peters Hosp. NY Insured)	1,500	1,645
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	14,600	16,869
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	13,000	14,299
New York City Gen. Oblig.:
Series 2003 A, 5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5	5
Series 2008 A1, 5.25% 8/15/27	9,940	11,304
Series 2008 D1, 5.125% 12/1/22	5,000	5,602
Series 2009 I1, 5.625% 4/1/29	3,600	4,225
Series 2012 A1, 5% 8/1/24	7,400	8,760
Series 2012 G1, 5% 4/1/25	13,700	16,172
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	3,100	3,435
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	4,035
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,725	4,869
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40	1,500	1,710
Series 2009 EE, 5.25% 6/15/40	11,600	13,147
Series 2009 FF 2, 5.5% 6/15/40	17,800	20,459
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2011 EE, 5.375% 6/15/43	$ 42,080	$ 49,100
Series 2012 EE, 5.25% 6/15/30	17,200	20,406
Series 2013 BB, 5% 6/15/47	8,985	10,044
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/31	4,000	4,521
5.5% 7/15/38	1,600	1,802
5.625% 7/15/38	2,825	3,195
Series 2009 S3:
5.25% 1/15/34	21,000	23,463
5.25% 1/15/39	3,400	3,788
5.375% 1/15/34	2,750	3,098
Series 2009 S4:
5.5% 1/15/39	8,800	9,905
5.75% 1/15/39	4,100	4,663
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A:
5% 5/15/21	10,710	12,725
5% 5/15/22	4,300	5,159
Series 2012 A:
4% 5/15/21	3,500	3,949
5% 5/15/23	5,600	6,698
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400	3,920
Series 2014 A:
5% 2/15/39	3,995	4,412
5% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	5	6
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	1,800	1,961
(State Univ. Edl. Facilities Proj.) Series A, 5.875% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,865	7,478
Series 2010 A, 5% 7/1/26	4,000	4,596
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 B, 5% 11/15/34	11,800	13,437
New York Metropolitan Trans. Auth. Rev.:
Series 2008 A, 5.25% 11/15/36	26,700	29,506
Series 2010 D, 5.25% 11/15/40	6,600	7,396
Series 2012 D, 5% 11/15/25	25,900	30,737
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2012 F, 5% 11/15/24	$ 12,400	$ 14,794
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,500	3,889
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460	522
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/24 (FSA Insured)	1,375	1,498
Tobacco Settlement Fing. Corp. Series 2013 B:
5% 6/1/20	11,000	11,648
5% 6/1/21	4,600	4,872
		431,818
North Carolina - 0.8%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/23 (g)	1,200	1,409
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	960	1,038
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	4,625	5,041
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	11,600	13,093
North Carolina Med. Care Cmnty. Health:
(Memorial Mission Hosp. Proj.) 5% 10/1/21	5,690	6,308
Series 2012 A, 5% 11/15/26	1,295	1,501
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	7,830	8,633
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	2,300	2,596
Series 2010 B, 5% 1/1/20	6,700	7,767
		47,386
North Dakota - 0.2%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	4,600	4,974
Fargo Health Sys. Rev. (Sanford Proj.) Series 2011, 6% 11/1/28	1,500	1,806
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - continued
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5.125% 7/1/19	$ 2,765	$ 2,864
5.25% 7/1/15	1,300	1,326
		10,970
Ohio - 1.7%
American Muni. Pwr., Inc. Rev.:
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	2,500	2,747
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28 (c)	12,100	13,922
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	4,400	4,654
5% 6/1/17	5,045	5,501
Cleveland Parking Facilities Rev.:
5.25% 9/15/18 (Escrowed to Maturity)	640	737
5.25% 9/15/18 (FSA Insured)	1,360	1,522
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series 2009, 5.25% 11/1/40	1,500	1,676
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/25	3,595	4,156
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	5,000	5,639
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	6,000	7,385
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	11,600	11,855
Ohio Air Quality Dev. Auth. Rev.:
Bonds (First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (d)	18,800	19,864
Series 2009 C, 5.625% 6/1/18	2,000	2,227
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5.5% 1/1/43	1,500	1,649
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/43	15,000	4,247
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	8,500	9,034
		96,815
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.6%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,845	$ 2,949
5.5% 10/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,005	3,114
5.5% 10/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,290
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/20	5,000	5,711
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	9,640	10,619
Series 2012:
5% 2/15/21	2,200	2,568
5% 2/15/24	4,190	4,859
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,813
		34,923
Oregon - 0.4%
Clackamas County School District #7J:
5.25% 6/1/23	2,000	2,479
5.25% 6/1/24 (FSA Insured)	2,605	3,276
Multnomah County Hosp. Facilities Auth. Rev. (Adventist Health Sys./West Proj.) Series 2009 A, 5.125% 9/1/40	2,500	2,706
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	1,000	1,093
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	5,600	6,526
Port Morrow Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,000	5,501
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	2,128
5.5% 6/15/21 (FSA Insured)	1,060	1,300
		25,009
Pennsylvania - 1.9%
Allegheny County Arpt. Auth. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,000	3,132
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.):
Series 2008 B, 5% 6/15/16	1,365	1,453
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.): - continued
Series 2009 A, 5.625% 8/15/39	$ 6,225	$ 7,064
Annville-Cleona School District:
5.5% 3/1/24	390	393
5.5% 3/1/24 (Pre-Refunded to 3/1/15 @ 100)	960	968
5.5% 3/1/25	405	408
5.5% 3/1/25 (Pre-Refunded to 3/1/15 @ 100)	995	1,003
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (d)	7,800	7,899
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,600	3,115
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	5,300	5,917
5% 1/1/23	2,000	2,091
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	3,400	3,918
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/25	4,680	5,663
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	2,000	2,409
Series 2012 A, 5% 6/1/27	4,105	4,632
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A:
5% 10/1/21	1,320	1,498
5% 10/1/22	1,380	1,564
5% 10/1/24	1,165	1,322
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity)	600	640
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.):
Series 2009 A, 5.25% 8/15/21	2,900	3,363
Series A, 5% 8/15/16	3,600	3,701
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	12,600	14,123
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	4,000	4,011
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	1,095	1,097
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gas Works Rev.: - continued
(1998 Gen. Ordinance Proj.): - continued
Ninth Series, 5.25% 8/1/40	$ 3,750	$ 4,248
Seventh Series, 5% 10/1/37 (AMBAC Insured)	8,900	9,639
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500	2,810
Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	3,200	3,526
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,022
Philadelphia School District:
Series 2005 A, 5% 8/1/22	1,600	1,635
5% 8/1/22 (Pre-Refunded to 8/1/15 @ 100)	75	77
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/22	1,000	1,162
5% 6/1/23	2,500	2,888
		110,391
South Carolina - 2.0%
Greenwood Fifty School Facilities Installment:
5% 12/1/18 (Assured Guaranty Corp. Insured)	3,930	4,401
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,375	2,659
Lexington County Health Svcs. District, Inc. Hosp. Rev.:
5% 11/1/18	1,090	1,219
5% 11/1/19	1,000	1,118
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18 (Pre-Refunded to 12/1/15 @ 100)	1,540	1,610
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity)	385	409
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	7,700	8,824
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.):
5% 4/1/15	1,000	1,007
5% 4/1/24	4,000	4,140
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B:
5.25% 1/1/34	6,000	6,739
5.25% 1/1/39	2,800	3,120
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Series 2005 B, 5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,500	$ 2,614
Series 2012 B, 5% 12/1/20	1,500	1,766
Series 2013 E, 5.5% 12/1/53	34,335	39,434
Series 2014 A:
5% 12/1/49	6,500	7,270
5.5% 12/1/54	12,690	14,511
Series A, 5% 1/1/36 (Pre-Refunded to 1/1/16 @ 100)	5,000	5,234
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	6,900	7,824
		113,899
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Reg'l. Health Proj.) Series 2010:
4.625% 9/1/27	1,000	1,052
5% 9/1/28	3,000	3,368
		4,420
Tennessee - 0.4%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	6,600	7,330
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/15	5,245	5,292
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (g)	5,820	6,846
5.75% 7/1/24 (g)	2,400	2,822
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	2,180	2,288
		24,578
Texas - 9.9%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	6,800	7,339
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	125	125
Austin Arpt. Sys. Rev. Series 2014:
5% 11/15/26 (c)(g)	1,000	1,186
5% 11/15/27 (c)(g)	1,250	1,474
5% 11/15/28 (c)(g)	1,000	1,172
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Arpt. Sys. Rev. Series 2014: - continued
5% 11/15/44 (c)(g)	$ 6,900	$ 7,683
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/33	5,000	5,577
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	2,429
Austin Elec. Util. Sys. Rev.:
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,200	8,986
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,792
Austin Wtr. & Wastewtr. Sys. Rev. Series 2005 A, 5% 5/15/31	220	223
Bastrop Independent School District Series 2007:
5.25% 2/15/37	2,700	2,903
5.25% 2/15/42	5,000	5,366
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,858
5% 8/1/20 (AMBAC Insured)	1,780	1,951
Coppell Independent School District 0% 8/15/20	2,000	1,830
Corpus Christi Util. Sys. Rev.:
5% 7/15/21	4,500	5,316
5% 7/15/22	2,500	2,983
5% 7/15/24	2,255	2,611
5.25% 7/15/18 (FSA Insured)	3,305	3,649
5.25% 7/15/19 (FSA Insured)	4,000	4,411
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	9,700	9,671
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	21,000	23,659
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/23	1,250	1,347
Series 2010 A, 5% 11/1/42	14,800	16,353
Dallas Independent School District Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	1,800	2,102
DeSoto Independent School District 0% 8/15/20	3,335	3,026
Freer Independent School District:
5.25% 8/15/37	2,230	2,499
5.25% 8/15/37 (Pre-Refunded to 8/15/17 @ 100)	1,985	2,215
Gainesville Independent School District:
5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	1,555	1,642
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Gainesville Independent School District: - continued
5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	$ 345	$ 364
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	1,290	1,427
5.25% 10/1/51	52,500	59,277
5.5% 4/1/53	5,440	5,998
Grand Prairie Independent School District 0% 2/15/16	3,775	3,764
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	14,050	15,335
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5.25% 8/15/47	25,440	27,830
Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,269
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,411
Houston Arpt. Sys. Rev. Series 2011 A:
5% 7/1/23 (g)	3,000	3,472
5% 7/1/25 (g)	1,500	1,722
Houston Independent School District Series 2005 A, 0% 2/15/16	5,500	5,478
Humble Independent School District:
Series 2000, 0% 2/15/16	3,000	2,996
Series 2005 B, 5.25% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,995	2,005
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,957
Kermit Independent School District 5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	4,130	4,537
Kingsville Independent School District 5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	3,650	4,010
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35 (Pre-Refunded to 2/1/16 @ 100)	8,615	9,080
Lower Colorado River Auth. Rev.:
5.25% 5/15/18 (AMBAC Insured)	40	40
5.75% 5/15/37	470	478
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	130	133
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	70	71
Mansfield Independent School District 5.5% 2/15/18	40	40
Midway Independent School District Series 2000, 0% 8/15/19	3,600	3,357
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	$ 2,680	$ 2,911
North Forest Independent School District Series B, 5% 8/15/18 (FSA Insured)	1,470	1,572
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,268
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (d)	4,000	4,217
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	7,200	8,856
Series 2009 A, 6.25% 1/1/39	10,200	11,794
Series 2011 A:
5.5% 9/1/41	14,250	16,712
6% 9/1/41	6,200	7,560
Series 2011 D, 5% 9/1/28	13,000	15,153
Series 2014 A, 5% 1/1/25	5,000	5,965
6% 1/1/23	590	664
6% 1/1/23 (Pre-Refunded to 1/1/18 @ 100)	4,210	4,836
6% 1/1/24	230	259
6% 1/1/24 (Pre-Refunded to 1/1/18 @ 100)	1,770	2,033
Prosper Independent School District Series 2007, 5.375% 8/15/37	15,255	16,873
Rockdale Independent School District:
Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	1,395	1,473
5.25% 2/15/37	3,705	3,879
San Antonio Arpt. Sys. Rev.:
5% 7/1/15 (FSA Insured) (g)	2,510	2,564
5% 7/1/17 (FSA Insured) (g)	2,765	3,032
5% 7/1/17 (FSA Insured) (g)	2,385	2,608
5.25% 7/1/19 (FSA Insured) (g)	2,635	2,877
5.25% 7/1/20 (FSA Insured) (g)	3,215	3,516
5.25% 7/1/20 (FSA Insured) (g)	2,775	3,035
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	2,590	2,868
Series 2012, 5.25% 2/1/25	4,200	5,356
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/25	10,000	11,818
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	1,920	2,128
Snyder Independent School District:
5.25% 2/15/21 (Pre-Refunded to 2/15/15 @ 100)	1,035	1,041
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Snyder Independent School District: - continued
5.25% 2/15/22 (Pre-Refunded to 2/15/15 @ 100)	$ 1,090	$ 1,096
5.25% 2/15/30 (Pre-Refunded to 2/15/15 @ 100)	1,800	1,810
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	2,000	2,155
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	6,900	8,021
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	1,785	2,014
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	2,375	2,676
(Scott & White Healthcare Proj.) Series 2013 A:
4% 8/15/43	2,900	2,961
5% 8/15/43	4,000	4,458
Texas Gen. Oblig.:
Series 2006 A, 5% 4/1/29 (Pre-Refunded to 4/1/17 @ 100)	2,820	3,099
4.75% 4/1/35 (Pre-Refunded to 4/1/15 @ 100)	190	192
5% 4/1/25	3,915	4,398
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	385	435
5.75% 8/1/26	890	893
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,715	18,503
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	5,200	6,259
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	11,200	13,242
Series 2013, 6.75% 6/30/43 (g)	12,600	15,339
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (d)	3,200	3,203
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/23	2,320	2,528
5% 4/1/25	3,400	3,699
5% 4/1/26	4,350	4,731
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,930	5,065
Univ. of Texas Board of Regents Sys. Rev.:
Series 2007 F, 4.75% 8/15/27 (Pre-Refunded to 2/15/17 @ 100)	2,295	2,492
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev.: - continued
4.75% 8/15/27	$ 3,305	$ 3,533
Waller Independent School District 5.5% 2/15/37	4,920	5,468
Weatherford Independent School District 0% 2/15/33	6,985	3,931
Wylie Independent School District 0% 8/15/20	20	15
		567,513
Utah - 0.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity)	4,655	4,672
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity)	315	324
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/22	3,180	3,731
Utah State Board of Regents Rev. Series 2011 B:
5% 8/1/24	2,670	3,115
5% 8/1/25	2,175	2,523
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	9,070	10,106
		24,471
Virginia - 0.3%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/25	4,665	5,390
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (g)	6,000	6,336
5% 1/1/40 (g)	4,200	4,381
		16,107
Washington - 3.1%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	7,028
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(g)	2,430	2,474
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,852
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (g)	1,590	1,590
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B: - continued
5.25% 1/1/20 (g)	$ 1,760	$ 1,760
5.25% 1/1/23 (g)	2,055	2,055
Kent Spl. Events Ctr. Pub. Facilities District Rev.:
5.25% 12/1/25 (FSA Insured)	2,575	2,880
5.25% 12/1/36 (FSA Insured)	9,180	10,087
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	22,700	25,471
Series 2009, 5.25% 1/1/42	2,600	2,901
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,170
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (g)	1,340	1,539
5% 6/1/22 (g)	1,000	1,157
5% 6/1/24 (g)	1,000	1,155
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (Pre-Refunded to 12/1/15 @ 100)	1,875	1,958
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	5,600	6,609
5% 12/1/27	2,625	3,074
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/21	6,250	7,261
Washington Gen. Oblig.:
Series 2008 D, 5% 1/1/24 (Pre-Refunded to 1/1/18 @ 100)	2,975	3,335
Series B, 5% 7/1/28 (Pre-Refunded to 7/1/15 @ 100)	395	404
Series R 97A:
0% 7/1/17 (Escrowed to Maturity)	7,045	6,896
0% 7/1/19 (Escrowed to Maturity)	9,100	8,540
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,856
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	10,000	11,254
(MultiCare Health Sys. Proj.) Series 2010 A:
5.25% 8/15/19	3,850	4,450
5.25% 8/15/20	2,000	2,293
(Overlake Hosp. Med. Ctr.) Series 2010, 5.7% 7/1/38	11,300	12,772
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	$ 1,500	$ 1,675
Series 2012 A:
5% 10/1/25	5,130	6,019
5% 10/1/26	13,395	15,624
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	7,550	8,659
Series 2009, 7% 7/1/39	3,000	3,480
		176,278
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	700	788
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	2,600	2,812
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	6,500	7,408
		11,008
Wisconsin - 0.7%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26 (Pre-Refunded to 5/1/18 @ 100)	1,245	1,428
Wisconsin Health & Edl. Facilities Series 2014, 4% 5/1/33	3,015	2,966
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	2,375	2,640
5.75% 7/1/30	2,655	3,073
Series 2013 B:
5% 7/1/27	1,205	1,373
5% 7/1/36	5,000	5,474
(Children's Hosp. of Wisconsin Proj.):
Series 2008 A, 5.25% 8/15/22	2,000	2,256
Series 2008 B, 5.375% 8/15/37	8,045	8,988
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	3,250	3,375
Series 2012:
4% 10/1/23	2,500	2,755
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
Series 2012: - continued
5% 6/1/27	$ 1,925	$ 2,190
5% 6/1/39	2,775	3,042
		39,560
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	8,600	9,888
TOTAL MUNICIPAL BONDS (Cost $5,152,391)		5,600,165
Municipal Notes - 0.5%

Kentucky - 0.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	8,600	9,427
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.22% 1/7/15, VRDN (d)	6,100	6,100
Series 2010 B1, 0.2% 1/7/15, VRDN (d)	5,200	5,200
		11,300
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.22% 1/7/15, VRDN (d)(g)	8,500	8,500
TOTAL MUNICIPAL NOTES (Cost $28,998)		29,227
Money Market Funds - 0.0%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.04% (e)(f) (Cost $100)	100,000	$ 100
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $5,181,489)		5,629,492
NET OTHER ASSETS (LIABILITIES) - 2.0%		115,522
NET ASSETS - 100%		$ 5,745,014
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,672,000 or 0.1% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,410,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 2,263
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 0*

* Amount represents forty-nine dollars.

Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 5,629,392	$ -	$ 5,629,392	$ -
Money Market Funds	100	100	-	-
Total Investments in Securities:	$ 5,629,492	$ 100	$ 5,629,392	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.5%
Health Care	21.0%
Transportation	12.1%
Special Tax	8.2%
Electric Utilities	7.1%
Water & Sewer	5.8%
Escrowed/Pre-Refunded	5.4%
Others* (Individually Less Than 5%)	6.9%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	December 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,181,389)	$ 5,629,392
Fidelity Central Funds (cost $100)	100
Total Investments (cost $5,181,489)		$ 5,629,492
Cash		116,911
Receivable for fund shares sold		3,817
Interest receivable		68,523
Prepaid expenses		12
Other receivables		12
Total assets		5,818,767

Liabilities
Payable for investments purchased on a delayed delivery basis	62,343
Payable for fund shares redeemed	3,150
Distributions payable	5,497
Accrued management fee	1,718
Other affiliated payables	977
Other payables and accrued expenses	68
Total liabilities		73,753

Net Assets		$ 5,745,014
Net Assets consist of:
Paid in capital		$ 5,299,588
Undistributed net investment income		963
Accumulated undistributed net realized gain (loss) on investments		(3,540)
Net unrealized appreciation (depreciation) on investments		448,003
Net Assets, for 424,587 shares outstanding		$ 5,745,014
Net Asset Value, offering price and redemption price per share ($5,745,014 ÷ 424,587 shares)		$ 13.53

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2014

Investment Income
Interest		$ 224,944
Income from Fidelity Central Funds		-
Total income		224,944

Expenses
Management fee	$ 20,042
Transfer agent fees	5,013
Accounting fees and expenses	681
Custodian fees and expenses	66
Independent trustees' compensation	25
Registration fees	97
Audit	76
Legal	13
Miscellaneous	44
Total expenses before reductions	26,057
Expense reductions	(34)	26,023
Net investment income (loss)		198,921
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2,660)
Change in net unrealized appreciation (depreciation) on investment securities		361,039
Net gain (loss)		358,379
Net increase (decrease) in net assets resulting from operations		$ 557,300

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2014	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 198,921	$ 222,012
Net realized gain (loss)	(2,660)	21,387
Change in net unrealized appreciation (depreciation)	361,039	(445,997)
Net increase (decrease) in net assets resulting from operations	557,300	(202,598)
Distributions to shareholders from net investment income	(199,449)	(221,457)
Distributions to shareholders from net realized gain	-	(7,586)
Total distributions	(199,449)	(229,043)
Share transactions Proceeds from sales of shares	735,870	915,968
Reinvestment of distributions	132,068	142,730
Cost of shares redeemed	(818,143)	(2,081,807)
Net increase (decrease) in net assets resulting from share transactions	49,795	(1,023,109)
Redemption fees	88	55
Total increase (decrease) in net assets	407,734	(1,454,695)

Net Assets
Beginning of period	5,337,280	6,791,975
End of period (including undistributed net investment income of $963 and undistributed net investment income of $1,438, respectively)	$ 5,745,014	$ 5,337,280
Other Information Shares
Sold	55,474	69,839
Issued in reinvestment of distributions	9,943	10,939
Redeemed	(61,843)	(160,384)
Net increase (decrease)	3,574	(79,606)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 13.57	$ 13.03	$ 12.27	$ 12.46
Income from Investment Operations
Net investment income (loss) B	.475	.479	.483	.513	.516
Net realized and unrealized gain (loss)	.851	(.873)	.537	.764	(.189)
Total from investment operations	1.326	(.394)	1.020	1.277	.327
Distributions from net investment income	(.476)	(.478)	(.479)	(.515)	(.516)
Distributions from net realized gain	-	(.018)	(.001)	(.002)	(.001)
Total distributions	(.476)	(.496)	(.480)	(.517)	(.517)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 13.53	$ 12.68	$ 13.57	$ 13.03	$ 12.27
Total ReturnA	10.59%	(2.94)%	7.92%	10.64%	2.58%
Ratios to Average Net AssetsC,E
Expenses before reductions	.47%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.47%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.47%	.46%	.46%	.46%	.46%
Net investment income (loss)	3.58%	3.65%	3.60%	4.08%	4.08%
Supplemental Data
Net assets, end of period (in millions)	$ 5,745	$ 5,337	$ 6,792	$ 5,917	$ 5,655
Portfolio turnover rateD	9%	10%	10%	11%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2014, is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures contracts and excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 455,514
Gross unrealized depreciation	(6,341)
Net unrealized appreciation (depreciation) on securities	$ 449,173

Tax Cost	$ 5,180,319

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (3,454)
Net unrealized appreciation (depreciation) on securities and other investments	$ 449,173

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (466)
Long-term	(2,988)
Total no expiration	$ (3,454)

The tax character of distributions paid was as follows:

	December 31, 2014	December 31, 2013
Tax-exempt Income	$ 199,449	$ 221,457
Long-term Capital Gains	-	7,586
Total	$ 199,449	$ 229,043

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $547,176 and $489,263, respectively.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .36% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .09% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $31 and $3, respectively.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 13, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, James C. Curvey, and John Engler, each of the Trustees oversees 233 funds. Ms. Acton and Mr. Engler each oversees 215 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2014, 100% of the fund's income dividends was free from federal income tax, and 3.12% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

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www.fidelity.com

HIY-UANN-0215
1.787741.111

Fidelity®

Ohio Municipal Income Fund

and

Fidelity
Ohio Municipal Money Market
Fund

Annual Report

December 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Ohio Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

Annual Report

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity® Ohio Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity Ohio Municipal Income Fund	10.26%	5.04%	4.52%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Ohio Municipal Income Fund on December 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds posted a strong result for the 12 months ending December 31, 2014, driven by steady demand, tight supply and improving credit fundamentals. The Barclays® Municipal Bond Index returned 9.05%, significantly outperforming the U.S. investment-grade taxable bond market. Munis were driven, in part, by continued economic growth, declining long-term interest rates, and the relative attractiveness of U.S. markets amid global economic and political uncertainty. More specific to munis, prices rose as investors became more upbeat about the fundamental outlook of many state and local governments. Additionally, a steady stream of municipal bond cash flows - coupon payments, maturities and those due to early bond calls by issuers - fueled reinvestment. Meanwhile, investors took solace that the financial distress experienced by Puerto Rico, Detroit and a few California cities in bankruptcy did not expand to the broader market. Lastly, the tax advantages of munis had particular appeal due to the higher federal tax rates for top earners that took effect in 2013, as well as the new 3.8% Medicare tax on unearned, non-municipal investment income.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® Ohio Municipal Income Fund: For year, the fund returned 10.26%, while the Barclays Ohio 4+ Year Enhanced Modified Municipal Bond Index returned 10.63%. I sought to generate attractive tax-exempt income for the fund and protect shareholder capital. Given this investment approach and the muni bond market environment, the fund performed in line with my expectations by generating gains, before expenses, that were roughly in line the Barclays index. An overweighted position in general obligation bonds issued by the state bolstered our result. These securities typically outpaced the Ohio municipal market as a whole. The fund's overweighting in lower-rated, investment-grade premium bonds also contributed to its outperformance. These typically higher-yielding securities drew strong demand from investors given the low-interest rate environment. The fund's underweighted exposure to investor-owned utility bonds proved detrimental for the period because they outpaced the index. Like most lower-quality municipal bonds, investor-owned utility securities performed well due to strong demand for higher-yielding investments. The fact that the bonds are backed by corporations, which generally enjoyed improved profitability during the past year, also bolstered investors' enthusiasm for the securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Fidelity Ohio Municipal Income Fund	.48%
Actual		$ 1,000.00	$ 1,034.50	$ 2.46
HypotheticalA		$ 1,000.00	$ 1,022.79	$ 2.45
Fidelity Ohio Municipal Money Market Fund	.06%
Actual		$ 1,000.00	$ 1,000.10	$ .30
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Ohio Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.7	34.3
Health Care	19.9	20.5
Education	18.7	19.6
Special Tax	6.8	5.4
Electric Utilities	5.7	4.7
Weighted Average Maturity as of December 31, 2014
		6 months ago
Years	6.4	6.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2014
6 months ago
Years	7.2	7.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
AAA 8.0%	AAA 6.4%
AA,A 87.2%	AA,A 86.5%
BBB 3.7%	BBB 4.7%
BB and Below 0.3%	BB and Below 0.3%
Short-Term Investments and Net Other Assets 0.8%	Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Ohio Municipal Income Fund

Investments December 31, 2014

Showing Percentage of Net Assets

Municipal Bonds - 99.2%
	Principal Amount	Value
Guam - 0.8%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,640,272
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (c)	950,000	1,052,800
6.25% 10/1/34 (c)	900,000	1,087,866
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,198,940
		4,979,878
Ohio - 97.8%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series A, 5% 1/1/15	1,275,000	1,275,102
(Children's Hosp. Med. Ctr. Proj.):
Series 2012 5% 11/15/22	1,000,000	1,159,040
Series 2012, 5% 11/15/23	3,245,000	3,761,085
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,743,200
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.) Series 2012:
5% 2/15/25	4,000,000	4,613,680
5.25% 2/15/28	8,040,000	9,323,908
(Prairie State Energy Campus Proj.):
Series 2008 A, 5% 2/15/38	4,075,000	4,413,347
Series 2009 A, 5.75% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	3,000,000	3,552,180
Series 2015:
5% 2/15/28 (a)	3,995,000	4,596,607
5% 2/15/42 (a)	3,000,000	3,321,120
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,153,256
5% 12/1/37	1,095,000	1,212,504
Beavercreek City School District Series 2009, 5% 12/1/36	2,250,000	2,493,000
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,153,720
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	2,800,000	2,961,672
5% 6/1/17	3,240,000	3,533,123
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	325,000	333,028
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	$ 5,030,000	$ 5,941,637
(UC Health Proj.) Series 2010, 5.5% 11/1/40	3,025,000	3,381,406
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,503,560
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,114,003
Cincinnati City School District Ctfs. of Prtn.:
(Cincinnati City School District School Impt. Proj.) 5% 12/15/26	4,000,000	4,702,040
(School Impt. Proj.):
5% 12/15/28 (FSA Insured)	265,000	285,490
5% 12/15/28 (Pre-Refunded to 12/15/16 @ 100)	735,000	798,379
Cincinnati Gen. Oblig.:
Series 2009 A:
4.5% 12/1/29	500,000	539,055
5% 12/1/20	1,240,000	1,403,283
Series 2012 F:
5% 12/1/20	3,045,000	3,575,256
5% 12/1/21	2,765,000	3,275,751
Cincinnati Wtr. Sys. Rev.:
Series A, 5% 12/1/36	1,700,000	1,967,886
Series B, 5% 12/1/32	6,500,000	7,167,160
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,763,130
Cleveland Gen. Oblig.:
Series 2005, 5.5% 10/1/20 (AMBAC Insured)	7,350,000	8,680,497
Series 2012, 5% 12/1/25	2,350,000	2,725,037
Series 2007 C:
5.25% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,288,045
5.25% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,353,367
5.25% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,210,000	1,444,123
5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,266,336
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47	3,000,000	3,191,940
Cleveland Muni. School District Series 2013:
5% 12/1/24	1,255,000	1,458,185
5% 12/1/26	4,060,000	4,673,669
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	$ 3,040,000	$ 3,334,485
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,227,834
5% 6/1/25	2,500,000	2,887,075
5% 6/1/26	3,075,000	3,536,404
Cleveland Wtr. Rev. Series 2012 X, 5% 1/1/42	5,465,000	6,178,674
Cleveland Wtrwks. Rev. Series 2007 O, 5% 1/1/37	3,200,000	3,396,320
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	3,728,610
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 5% 12/1/29 (Pre-Refunded to 12/1/19 @ 100)	1,000,000	1,169,470
Columbus Gen. Oblig.:
Series 2012 A, 4% 2/15/27	10,000,000	11,033,200
Series 2014 A, 4% 2/15/28	5,000,000	5,547,250
Columbus Metropolitan Library Facility 5% 12/1/23	1,000,000	1,151,790
Columbus Swr. Sys. Rev. Series 2008 A, 5% 6/1/24 (Pre-Refunded to 12/1/17 @ 100)	1,515,000	1,696,270
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25	1,140,000	1,294,071
5% 8/1/27	1,200,000	1,354,176
Cuyahoga County Gen. Oblig. Series 2012 A:
4% 12/1/27	1,575,000	1,694,905
5% 12/1/25	765,000	888,930
Dayton Gen. Oblig.:
4% 12/1/22	750,000	816,960
4% 12/1/25	1,540,000	1,651,142
Dayton School District Series 2013, 5% 11/1/22	5,775,000	6,898,584
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,336,800
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/22	1,225,000	1,363,437
4% 12/1/23	1,395,000	1,539,968
4% 12/1/24	1,490,000	1,629,211
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,514,050
5% 12/1/26	3,045,000	3,664,597
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	$ 5,000,000	$ 5,586,750
Series 2008 A:
5% 11/1/15	260,000	270,278
5% 11/1/16	265,000	286,015
Greater Cleveland Reg'l. Transit Auth. Series 2012:
5% 12/1/23	1,000,000	1,175,590
5% 12/1/24	1,800,000	2,104,776
5% 12/1/25	1,170,000	1,360,804
Hamilton County Convention Facilities Auth. Rev.:
Series 2014:
5% 12/1/26	1,000,000	1,150,160
5% 12/1/27	3,825,000	4,380,122
5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985,000	1,985,000
5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075,000	1,075,000
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,190,000
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,130,000
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,130,851
Hamilton County Health Care Facilities Rev.:
(Christ Hosp. Proj.) Series 2012, 5.25% 6/1/24	3,000,000	3,468,720
(The Christ Hosp. Proj.) Series 2012, 5.25% 6/1/27	3,000,000	3,477,390
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2014 S, 5% 5/15/26	5,000,000	6,009,400
Hamilton County Sales Tax Rev. Series 2011 A, 5% 12/1/24	4,870,000	5,617,350
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,717,700
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,003,160
Hancock County Hosp. Facilities Rev.:
(Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A:
6.25% 12/1/34	4,100,000	4,862,969
5% 12/1/21	1,500,000	1,681,890
Hilliard Gen. Oblig. 5% 12/1/18	235,000	244,687
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	1,500,000	1,652,325
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	$ 4,100,000	$ 4,688,678
5% 5/1/28 (Assured Guaranty Corp. Insured)	5,000,000	5,690,950
5% 5/1/29 (Assured Guaranty Corp. Insured)	1,000,000	1,126,620
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,251,253
Series 2012 A:
5% 5/1/24	1,385,000	1,609,204
5% 5/1/25	1,500,000	1,734,150
5% 5/1/26	1,600,000	1,842,864
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/16	1,260,000	1,336,230
5% 8/15/17	1,000,000	1,088,650
Lakewood City School District Series 2014 C:
5% 12/1/25	1,300,000	1,577,147
5% 12/1/27	3,215,000	3,853,692
Lancaster Ohio City School District Series 2012:
5% 10/1/37	2,000,000	2,250,720
5% 10/1/49	3,000,000	3,300,390
Lucas County Hosp. Rev.:
(ProMedica Healthcare Oblig. Group Proj.):
Series 2008 D, 5% 11/15/38	1,090,000	1,183,326
Series 2011 A, 6.5% 11/15/37	2,800,000	3,446,184
Series 2011 D:
5% 11/15/22	1,000,000	1,177,320
5% 11/15/25	5,000,000	5,783,200
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	7,306,020
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,131,600
Miami Univ. Gen. Receipts Series 2012, 4% 9/1/28	2,195,000	2,372,093
Miamisburg City School District:
Series 2008, 5% 12/1/33	2,390,000	2,681,747
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,607,952
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,316,770
Series 2012 A, 5% 8/1/47	10,725,000	11,332,357
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	5,563,300
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 D, 6.25% 10/1/33	$ 2,500,000	$ 2,919,900
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	2,000,000	2,044,020
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,245,295
Northmont City School District Series 2012 A, 5% 11/1/49	5,000,000	5,457,600
Ohio Air Quality Dev. Auth. Rev.:
Bonds (FirstEnergy Nuclear Generation Proj.) Series 2008 C, 3.95%, tender 5/1/20 (b)(c)	2,000,000	2,102,760
Series 2009 C, 5.625% 6/1/18	2,600,000	2,894,866
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/24	1,790,000	2,055,027
Series 2010 A, 5% 10/1/24	6,030,000	6,907,003
Ohio Gen. Oblig.:
(Adult Correctional Bldg. Fund Proj.) Series 2013 A:
5% 10/1/21	845,000	1,003,404
5% 10/1/22	1,090,000	1,312,861
(Infrastructure Impt. Proj.) Series A, 5% 3/1/26	1,850,000	1,947,995
(Mental Health Facilities Impt. Fund Proj.) Series 2013 A, 5% 2/1/21	2,085,000	2,448,624
Series 2008 A:
5.375% 9/1/23	1,170,000	1,324,943
5.375% 9/1/28	7,210,000	8,148,021
Series 2011, 5.25% 9/1/23	2,000,000	2,383,460
Series 2012 A:
5% 2/1/26	1,000,000	1,183,810
5% 2/1/27	5,000,000	5,929,200
Series 2012 B:
5% 9/1/21	1,390,000	1,671,545
5% 3/15/25	7,500,000	8,933,550
Series 2012 C, 5% 9/1/23	1,000,000	1,228,330
Series 2013 A, 5% 9/15/22	10,000,000	12,144,493
Series Q, 5% 4/1/25	1,845,000	2,199,830
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 1990 B, 6.5% 10/1/20	2,335,000	2,664,469
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,806,315
5.5% 1/1/43	3,500,000	3,848,005
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(John Carroll Univ. Proj.) 5% 4/1/17	$ 1,000,000	$ 1,040,050
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	3,015,623
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/23	2,500,000	2,830,325
(Univ. of Dayton Proj.):
Series 2009, 5.5% 12/1/36	5,000,000	5,629,700
Series 2013:
5% 12/1/23	540,000	639,657
5% 12/1/24	585,000	691,113
5% 12/1/25	1,000,000	1,179,030
5% 12/1/26	1,195,000	1,402,392
5% 12/1/27	2,300,000	2,688,401
Ohio Hosp. Facilities Rev.:
(Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,888,370
Series 2011 A, 5% 1/1/32	3,500,000	4,002,495
Ohio Hosp. Rev. Series 2013 A, 5% 1/15/27	5,000,000	5,781,800
Ohio Infrastructure Impt. Series 2014 C, 4% 3/1/25	7,650,000	8,581,388
Ohio State Univ. Gen. Receipts:
Series 2009 A, 5% 12/1/26	2,000,000	2,255,440
Series 2012 A:
4% 6/1/27	1,270,000	1,438,707
5% 6/1/24	1,690,000	2,093,166
Series 2013 A:
5% 6/1/28	2,000,000	2,366,800
5% 6/1/38	3,500,000	3,996,860
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	2,831,300
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,552,240
Series 2010 A, 5% 2/15/31	5,475,000	6,177,881
Ohio Univ. Gen. Receipts Athens:
Series 2013:
5% 12/1/23	1,000,000	1,188,500
5% 12/1/24	5,075,000	6,015,601
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,293,744
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,770,135
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	1,020,000	1,084,056
Ohio Wtr. Dev. Auth. Rev.:
(Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,280,143
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Rev.: - continued
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	$ 1,950,000	$ 2,457,273
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity)	400,000	420,332
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Wtr. Quality Proj.) Series 2010 A:
5% 12/1/29	2,000,000	2,328,640
5% 6/1/30	1,000,000	1,161,750
Olentangy Local School District 5% 12/1/36	2,700,000	2,957,661
Princeton City School District Series 2014:
0% 12/1/40	4,000,000	1,489,600
0% 12/1/41	4,000,000	1,422,560
5% 12/1/39	2,750,000	3,192,530
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/17	1,250,000	1,198,663
5% 12/1/32	1,500,000	1,651,455
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,942,290
South-Western City School District Franklin & Pickway County Series 2012 B, 5% 12/1/36	2,000,000	2,270,820
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,251,933
St. Marys City School District:
5% 12/1/27 (Pre-Refunded to 6/1/18 @ 100)	470,000	532,566
5% 12/1/35	2,190,000	2,398,992
5% 12/1/35 (Pre-Refunded to 6/1/18 @ 100)	310,000	351,267
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27	1,680,000	1,969,934
Sylvania City School District Series 2009, 5.25% 12/1/36 (Assured Guaranty Corp. Insured)	7,055,000	7,664,764
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,131,710
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,855,104
Univ. of Akron Gen. Receipts Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,339,420
Univ. of Cincinnati Gen. Receipts:
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,113,560
5% 6/1/23 (FSA Insured)	2,000,000	2,222,900
5% 6/1/24 (FSA Insured)	2,000,000	2,216,580
Series 2010 F, 5% 6/1/32	2,000,000	2,270,420
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Univ. of Cincinnati Gen. Receipts: - continued
Series 2012 A:
5% 6/1/22	$ 2,000,000	$ 2,394,180
5% 6/1/23	2,000,000	2,392,660
Series 2012 C:
4% 6/1/28	2,000,000	2,158,740
5% 6/1/24	1,230,000	1,477,562
Series 2013 A:
5% 6/1/33	4,085,000	4,713,967
5% 6/1/34	5,130,000	5,895,140
Wood County Hosp. Facilities Rev. (Hosp. Proj.) Series 2012, 5% 12/1/27	3,500,000	3,816,715
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/23	2,665,000	3,032,104
		585,660,409
Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,117,890
Series 2009 A, 6.75% 10/1/37	1,000,000	1,151,480
Series 2009 B, 5% 10/1/25	1,000,000	1,101,570
		3,370,940
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $558,200,513)		594,011,227
NET OTHER ASSETS (LIABILITIES) - 0.8%	4,682,620
NET ASSETS - 100%	$ 598,693,847
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	36.7%
Health Care	19.9%
Education	18.7%
Special Tax	6.8%
Electric Utilities	5.7%
Others* (Individually Less Than 5%)	12.2%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $558,200,513)		$ 594,011,227
Cash		7,649,292
Receivable for fund shares sold		770,174
Interest receivable		5,364,937
Prepaid expenses		1,244
Other receivables		698
Total assets		607,797,572

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 7,877,338
Payable for fund shares redeemed	233,056
Distributions payable	666,776
Accrued management fee	178,462
Other affiliated payables	104,474
Other payables and accrued expenses	43,619
Total liabilities		9,103,725

Net Assets		$ 598,693,847
Net Assets consist of:
Paid in capital		$ 562,564,577
Undistributed net investment income		108,838
Accumulated undistributed net realized gain (loss) on investments		209,718
Net unrealized appreciation (depreciation) on investments		35,810,714
Net Assets, for 48,823,798 shares outstanding		$ 598,693,847
Net Asset Value, offering price and redemption price per share ($598,693,847 ÷ 48,823,798 shares)		$ 12.26

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2014

Investment Income
Interest		$ 20,898,407

Expenses
Management fee	$ 2,045,891
Transfer agent fees	464,707
Accounting fees and expenses	139,851
Custodian fees and expenses	9,512
Independent trustees' compensation	2,520
Registration fees	18,438
Audit	54,607
Legal	6,676
Miscellaneous	4,592
Total expenses before reductions	2,746,794
Expense reductions	(2,013)	2,744,781
Net investment income (loss)		18,153,626
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		348,994
Change in net unrealized appreciation (depreciation) on investment securities		36,395,153
Net gain (loss)		36,744,147
Net increase (decrease) in net assets resulting from operations		$ 54,897,773

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2014	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,153,626	$ 19,807,873
Net realized gain (loss)	348,994	6,754,186
Change in net unrealized appreciation (depreciation)	36,395,153	(48,075,074)
Net increase (decrease) in net assets resulting from operations	54,897,773	(21,513,015)
Distributions to shareholders from net investment income	(18,150,443)	(19,811,349)
Distributions to shareholders from net realized gain	-	(6,253,185)
Total distributions	(18,150,443)	(26,064,534)
Share transactions Proceeds from sales of shares	78,804,565	105,568,878
Reinvestment of distributions	10,430,750	15,594,749
Cost of shares redeemed	(62,637,078)	(185,567,406)
Net increase (decrease) in net assets resulting from share transactions	26,598,237	(64,403,779)
Redemption fees	886	4,719
Total increase (decrease) in net assets	63,346,453	(111,976,609)

Net Assets
Beginning of period	535,347,394	647,324,003
End of period (including undistributed net investment income of $108,839 and undistributed net investment income of $79,669, respectively)	$ 598,693,847	$ 535,347,394
Other Information Shares
Sold	6,573,215	8,821,191
Issued in reinvestment of distributions	867,797	1,318,073
Redeemed	(5,248,709)	(15,740,658)
Net increase (decrease)	2,192,303	(5,601,394)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.48	$ 12.39	$ 12.01	$ 11.38	$ 11.60
Income from Investment Operations
Net investment income (loss) B	.384	.392	.421	.443	.447
Net realized and unrealized gain (loss)	.780	(.779)	.426	.630	(.216)
Total from investment operations	1.164	(.387)	.847	1.073	.231
Distributions from net investment income	(.384)	(.392)	(.420)	(.443)	(.447)
Distributions from net realized gain	-	(.131)	(.047)	-	(.004)
Total distributions	(.384)	(.523)	(.467)	(.443)	(.451)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 12.26	$ 11.48	$ 12.39	$ 12.01	$ 11.38
Total ReturnA	10.26%	(3.16)%	7.14%	9.62%	1.95%
Ratios to Average Net Assets C
Expenses before reductions	.48%	.48%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.48%	.48%	.49%	.49%	.49%
Expenses net of all reductions	.48%	.48%	.49%	.49%	.48%
Net investment income (loss)	3.20%	3.28%	3.42%	3.81%	3.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 598,694	$ 535,347	$ 647,324	$ 554,942	$ 533,024
Portfolio turnover rate	7%	17%	14%	8%	7%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 12/31/14	% of fund's investments 6/30/14	% of fund's investments 12/31/13
1 - 7	74.9	76.5	75.9
8 - 30	1.0	0.1	2.4
31 - 60	2.7	2.7	3.1
61 - 90	2.9	4.7	1.7
91 - 180	13.0	7.4	10.0
> 180	5.5	8.6	6.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	12/31/14	6/30/14	12/31/13
Fidelity Ohio Municipal Money Market Fund	37 Days	42 Days	38 Days
Ohio Tax-Free Money Market Funds Average*	36 Days	42 Days	39 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	12/31/14	6/30/14	12/31/13
Fidelity Ohio Municipal Money Market Fund	38 Days	42 Days	38 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
Variable Rate Demand Notes (VRDNs) 61.7%	Variable Rate Demand Notes (VRDNs) 61.3%
Other Municipal Debt 24.2%	Other Municipal Debt 27.0%
Investment Companies 8.7%	Investment Companies 9.8%
Net Other Assets (Liabilities) 5.4%	Net Other Assets (Liabilities) 1.9%

Current and Historical Seven-Day Yields

	12/31/14	9/30/14	6/30/14	3/31/14	12/31/13
Fidelity Ohio Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending December 31, 2014, the most recent period shown in the table, would have been -0.44%.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Investments December 31, 2014

Showing Percentage of Net Assets

Variable Rate Demand Note - 61.7%
	Principal Amount	Value
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.24% 1/7/15, VRDN (a)(d)	$ 700,000	$ 700,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 0.1% 1/2/15, VRDN (a)(d)	700,000	700,000
Louisiana - 0.3%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.22% 1/7/15, VRDN (a)	600,000	600,000
Series 2010 B1, 0.2% 1/7/15, VRDN (a)	2,900,000	2,900,000
		3,500,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.21% 1/7/15, VRDN (a)(d)	750,000	750,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.24% 1/7/15, VRDN (a)(d)	700,000	700,000
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 C3, 0.04% 1/7/15, LOC Landesbank Baden-Wurttemberg, VRDN (a)(d)	500,000	500,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.17% 1/7/15, VRDN (a)	400,000	400,000
Series 2012 A, 0.18% 1/7/15, VRDN (a)(d)	700,000	700,000
		1,100,000
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.11% 1/7/15, LOC KeyBank NA, VRDN (a)	100,000	100,000
Ohio - 61.0%
Allen County Hosp. Facilities Rev.:
(Catholic Healthcare Partners Proj.):
Series 2008 A, 0.03% 1/2/15, LOC Bank of America NA, VRDN (a)	35,415,000	35,415,000
Series 2010 C, 0.04% 1/2/15, LOC MUFG Union Bank NA, VRDN (a)	18,700,000	18,700,000
Series 2012 B, 0.04% 1/7/15, VRDN (a)	99,800,000	99,800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.01% 1/2/15, LOC JPMorgan Chase Bank, VRDN (a)	$ 24,395,000	$ 24,395,000
Athens County Port Auth. Hsg. 0.04% 1/7/15, LOC Barclays Bank PLC, VRDN (a)	13,550,000	13,550,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 0.05% 1/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	3,330,000	3,330,000
Cleveland Arpt. Sys. Rev.:
Series 2008 D, 0.06% 1/7/15, LOC Bank of America NA, VRDN (a)	2,985,000	2,985,000
Series 2009 D, 0.06% 1/7/15, LOC Bank of America NA, VRDN (a)	14,200,000	14,200,000
Cleveland Wtrwks. Rev. Series 2008 Q, 0.04% 1/7/15, LOC Bank of New York, New York, VRDN (a)	9,800,000	9,800,000
Cleveland-Cuyahoga County Port Auth. Edl. Facility Rev. (Laurel School Proj.) Series 2008, 0.03% 1/2/15, LOC JPMorgan Chase Bank, VRDN (a)	2,700,000	2,700,000
Columbus Gen. Oblig.:
(San. Swr. Proj.) Series 2006 1, 0.04% 1/7/15, VRDN (a)	14,175,000	14,175,000
Participating VRDN Series Clipper 08 2, 0.04% 1/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	4,000,000	4,000,000
Columbus Swr. Sys. Rev. Participating VRDN:
Series BBT 08 13, 0.04% 1/7/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,400,000	6,400,000
Series Putters 2456, 0.05% 1/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,405,000	8,405,000
Cuyahoga County Hosp. Facilities Rev. (Sisters of Charity of Saint Augustine Health Sys. Proj.) Series 2000, 0.03% 1/7/15, LOC PNC Bank NA, VRDN (a)	3,200,000	3,200,000
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.04% 1/7/15, LOC Northern Trust Co., VRDN (a)	10,455,000	10,455,000
(U.S. Health Corp. of Columbus Proj.):
Series 1996 A, 0.04% 1/7/15, LOC Northern Trust Co., VRDN (a)	12,940,000	12,940,000
Series 1996 B, 0.04% 1/7/15, LOC Northern Trust Co., VRDN (a)	11,950,000	11,950,000
Participating VRDN Series BC 11 21B, 0.06% 1/7/15 (Liquidity Facility Barclays Bank PLC) (a)(e)	2,145,000	2,145,000
Series 1998, 0.04% 1/7/15, LOC Northern Trust Co., VRDN (a)	1,525,000	1,525,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Franklin County Hosp. Rev.: - continued
Series 2009 A, 0.02% 1/7/15 (Liquidity Facility Barclays Bank PLC), VRDN (a)	$ 5,700,000	$ 5,700,000
Series 2009 B, 0.02% 1/7/15 (Liquidity Facility Barclays Bank PLC), VRDN (a)	7,600,000	7,600,000
Hamilton County Health Care Facilities Rev. (The Children's Home of Cincinnati Proj.) Series 2009, 0.04% 1/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,080,000	3,080,000
Hamilton County Hosp. Facilities Rev.:
(Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.04% 1/7/15, LOC PNC Bank NA, VRDN (a)	10,585,000	10,585,000
Series 2000, 0.04% 1/7/15, LOC JPMorgan Chase Bank, VRDN (a)	12,435,000	12,435,000
Series 2002 I, 0.04% 1/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	18,835,000	18,835,000
Series 2007 M, 0.06% 1/7/15, LOC JPMorgan Chase Bank, VRDN (a)	10,015,000	10,015,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.03% 1/7/15, LOC PNC Bank NA, VRDN (a)	15,300,000	15,300,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.21% 1/7/15, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	12,015,000	12,015,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 0.26% 1/7/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,645,000	1,645,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.05% 1/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,230,000	1,230,000
Lucas County Hosp. Rev. Participating VRDN Series BC 11 31B, 0.06% 1/7/15 (Liquidity Facility Barclays Bank PLC) (a)(e)	8,475,000	8,475,000
Middletown Dev. Rev. (Bishop Fenwick High School Proj.) 0.1% 1/7/15, LOC JPMorgan Chase Bank, VRDN (a)	8,925,000	8,925,000
Middletown Hosp. Facilities Rev.:
Series 2008 A, 0.02% 1/7/15, LOC PNC Bank NA, VRDN (a)	16,400,000	16,400,000
Series 2008 B, 0.02% 1/7/15, LOC PNC Bank NA, VRDN (a)	7,625,000	7,625,000
Ohio Air Quality Dev. Auth. Rev.:
(Dayton Pwr. & Lt. Co. Proj.):
Series 2008 A, 0.05% 1/7/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	29,600,000	29,600,000
Series 2008 B, 0.04% 1/7/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	22,400,000	22,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.: - continued
(Ohio Valley Elec. Corp. Proj.):
Series 2009 B, 0.04% 1/7/15, LOC Bank of Nova Scotia, VRDN (a)	$ 11,000,000	$ 11,000,000
Series 2009 C, 0.05% 1/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	11,150,000	11,150,000
Series 2009 D, 0.04% 1/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	24,400,000	24,400,000
(TimkenSteel Proj.):
Series 2001, 0.04% 1/7/15, LOC PNC Bank NA, VRDN (a)	6,500,000	6,500,000
Series 2003, 0.04% 1/7/15, LOC JPMorgan Chase Bank, VRDN (a)	8,500,000	8,500,000
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2005 A, 0.02% 1/7/15, VRDN (a)	5,115,000	5,115,000
Series 2005 B, 0.02% 1/7/15, VRDN (a)	5,770,000	5,770,000
Series 2006 C, 0.03% 1/7/15, VRDN (a)	4,090,000	4,090,000
(Infrastructure Impt. Proj.):
Series 2003 B, 0.04% 1/7/15, VRDN (a)	2,255,000	2,255,000
Series 2003 D, 0.04% 1/7/15, VRDN (a)	1,595,000	1,595,000
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.04% 1/7/15, LOC PNC Bank NA, VRDN (a)	41,900,000	41,900,000
(Xavier Univ. Proj.) Series 2008 A, 0.04% 1/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	12,000,000	12,000,000
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3558, 0.05% 1/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,700,000	2,700,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series F, 0.05% 1/7/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	12,360,000	12,360,000
Participating VRDN Series Merlots 06 A2, 0.09% 1/7/15 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	440,000	440,000
Series 2004 D, 0.05% 1/7/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	7,000,000	7,000,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.185% 1/7/15, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	405,000	405,000
(Wingate at Belle Meadows Proj.) 0.08% 1/7/15, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(d)	8,555,000	8,555,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2008 D, 0.02% 1/7/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	$ 14,100,000	$ 14,100,000
Series 2008 B, 0.03% 1/7/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	12,290,000	12,290,000
Series 2008 H, 0.05% 1/7/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	4,100,000	4,100,000
Ohio St Wtr. Dev. Auth. Re (TimkenSteel Proj.) Series 2001, 0.04% 1/7/15, LOC Northern Trust Co., VRDN (a)	3,200,000	3,200,000
Ohio State Univ. Gen. Receipts:
Series 1997, 0.04% 1/7/15, VRDN (a)	2,060,000	2,060,000
Series 2001, 0.03% 1/7/15, VRDN (a)	17,880,000	17,880,000
Series 2005 B, 0.02% 1/7/15, VRDN (a)	8,300,000	8,300,000
Series 2008 B, 0.02% 1/7/15, VRDN (a)	7,320,000	7,320,000
Series 2010 E, 0.02% 1/7/15, VRDN (a)	50,200,000	50,200,000
Series 2014 B1, 0.02% 1/7/15, VRDN (a)	8,500,000	8,500,000
Series 2014 B2, 0.02% 1/7/15, VRDN (a)	12,500,000	12,500,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.05% 1/7/15, LOC Bank of America NA, VRDN (a)(d)	12,100,000	12,100,000
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.04% 1/7/15, LOC PNC Bank NA, VRDN (a)	4,345,000	4,345,000
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.18% 1/7/15, LOC PNC Bank NA, VRDN (a)(d)	455,000	455,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 0.3% 1/7/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	350,000	350,000
		815,370,000
Texas - 0.1%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.08% 1/7/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	600,000	600,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.2% 1/2/15, VRDN (a)	300,000	300,000
Series 2004, 0.16% 1/7/15, VRDN (a)(d)	900,000	900,000
		1,800,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $825,220,000)		825,220,000
Other Municipal Debt - 24.2%
	Principal Amount	Value
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.23% tender 1/8/15, CP mode	$ 400,000	$ 400,000
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.25% tender 1/26/15, CP mode	2,900,000	2,900,000
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.32% tender 1/21/15, CP mode (d)	1,700,000	1,700,000
		4,600,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A2, 0.32% tender 1/26/15, CP mode (d)	1,700,000	1,700,000
Ohio - 23.6%
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 0.24%, tender 2/15/15 (a)(f)	975,000	975,000
Avon Gen. Oblig. BAN Series 2014, 1% 9/9/15	3,000,000	3,015,432
Beachwood Gen. Oblig. BAN Series 2014, 1% 8/5/15	5,200,000	5,226,095
Berea BAN 0.75% 3/25/15	4,127,500	4,132,779
Cleveland Wtr. Rev. Bonds Series 2011 W, 5% 1/1/15	1,200,000	1,200,000
Columbus Gen. Oblig.:
BAN Series 2014, 1% 8/28/15	9,000,000	9,050,563
Bonds:
Series 2005 B, 5% 6/15/15	1,000,000	1,022,136
Series 2010 A, 5% 6/1/15	1,380,000	1,407,340
Series 2011 A, 5% 7/1/15	1,500,000	1,536,217
Series 2012 4, 5% 8/15/15	1,000,000	1,030,162
Series 2013 B, 4% 8/15/15	4,575,000	4,684,831
3% 2/15/15	14,520,000	14,571,502
Delaware Gen. Oblig. BAN 1% 4/22/15	13,200,000	13,233,639
Franklin County Hosp. Rev. Bonds Series 2011 C, 0.07%, tender 6/3/15 (a)	14,100,000	14,100,000
Franklin County Rev. Bonds Series 2013 OH, 0.11%, tender 7/29/15 (a)	12,500,000	12,500,000
Hilliard Gen. Oblig. BAN Series B, 1% 4/28/15	3,285,000	3,293,592
Lakewood Gen. Oblig. BAN Series 2014, 1% 4/10/15	4,150,000	4,158,844
Lebanon Gen. Oblig. BAN 1% 4/21/15	3,465,000	3,473,615
Lima Gen. Oblig. BAN 1.25% 3/17/15	3,415,000	3,421,853
Mason City School District BAN 1.25% 1/28/15	4,800,000	4,803,646
Mason Gen. Oblig. BAN:
Series 2014, 1.25% 12/15/15	3,000,000	3,029,370
Other Municipal Debt - continued
	Principal Amount	Value
Ohio - continued
Mason Gen. Oblig. BAN: - continued
1% 6/25/15	$ 2,500,000	$ 2,509,327
Ohio Bldg. Auth. Bonds Series 2011 B, 5% 10/1/15	3,000,000	3,108,600
Ohio Cap. Facilities Lease Bonds:
(Adult Correctional Bldg. Funds Proj.) Series 2014 A, 2% 4/1/15	1,455,000	1,461,436
(Pub. Safety Bldg. Funds Proj.) Series 2014 A, 2% 4/1/15	740,000	743,273
Ohio Dept. of Administrative Svcs. Ctfs. of Prtn. Bonds:
(Enterprise Data Ctr. Solutions Proj.) Series 2014, 5% 9/1/15	1,360,000	1,402,873
(Multi-Agcy. Radio Communications Sys. Proj.) Series 2014, 5% 9/1/15	455,000	469,344
Ohio Gen. Oblig. Bonds:
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/15	2,000,000	2,056,781
Series 2002 A, 5.375% 2/1/15	5,495,000	5,519,246
Series 2009 A, 5% 11/1/15	1,900,000	1,975,889
Series 2009 B, 5% 8/1/15	5,990,000	6,158,701
Series 2009 C, 5% 8/1/15	1,000,000	1,028,203
Series 2012 B, 4% 3/15/15	4,440,000	4,474,945
Series 2013 A, 2% 5/1/15	3,200,000	3,220,097
Series 2014 R, 4% 5/1/15	12,500,000	12,659,074
Ohio Higher Edl. Facility Commission Rev. Bonds:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	1,000,000	1,000,000
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.1% tender 2/4/15, CP mode	12,500,000	12,500,000
0.1% tender 3/5/15, CP mode	12,000,000	12,000,000
0.1% tender 5/6/15, CP mode	12,500,000	12,500,000
0.1% tender 5/20/15, CP mode	12,800,000	12,800,000
0.1% tender 6/3/15, CP mode	12,800,000	12,800,000
Series 2008 B6:
0.1% tender 3/5/15, CP mode	12,600,000	12,600,000
0.1% tender 4/6/15, CP mode	12,500,000	12,500,000
0.1% tender 5/6/15, CP mode	12,900,000	12,900,000
0.1% tender 5/20/15, CP mode	12,800,000	12,800,000
Series 2013 A2, 0.34% 1/1/16 (a)	1,615,000	1,618,707
Ohio Hosp. Facilities Rev. Bonds Series 2011 A, 3% 1/1/15	2,000,000	2,000,000
Ohio State Univ. Gen. Receipts Bonds:
Series 2005 A, 4.75% 6/1/15	1,000,000	1,018,971
Series 2010 A, 5% 12/1/15	2,235,000	2,332,961
Other Municipal Debt - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Bonds:
Series 2011 A, 5% 6/1/15	$ 1,850,000	$ 1,887,489
Series 2014 B, 1% 6/1/15	1,065,000	1,069,005
Stow Gen. Oblig. BAN 1% 5/1/15	4,125,000	4,135,822
Strongsville Gen. Oblig. BAN:
1% 10/15/15	2,300,000	2,314,435
1.5% 10/15/15	650,000	656,627
Univ. of Cincinnati Gen. Receipts BAN Series 2014 A, 1% 5/8/15	12,800,000	12,837,782
Westerville Gen. Oblig. BAN 1.25% 12/1/15	8,000,000	8,078,916
Willoughby BAN Series 2014, 1% 6/23/15	5,700,000	5,722,648
		314,727,768
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.32% tender 1/22/15, CP mode (d)	400,000	400,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.45% tender 1/15/15, CP mode (d)	800,000	800,000
		1,200,000
TOTAL OTHER MUNICIPAL DEBT (Cost $322,627,768)		322,627,768
Investment Company - 8.7%
	Shares
Fidelity Municipal Cash Central Fund, 0.04% (b)(c) (Cost $116,484,000)	116,484,000	116,484,000
TOTAL INVESTMENT PORTFOLIO - 94.6% (Cost $1,264,331,768)		1,264,331,768
NET OTHER ASSETS (LIABILITIES) - 5.4%		72,603,870
NET ASSETS - 100%		$ 1,336,935,638
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $975,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
American Muni. Pwr. (Omega Joint Venture 6 Proj.) 0.24%, tender 2/15/15	7/30/04	$ 975,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 76,970
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,147,847,768)	$ 1,147,847,768
Fidelity Central Funds (cost $116,484,000)	116,484,000
Total Investments (cost $1,264,331,768)		$ 1,264,331,768
Cash		57,139,659
Receivable for investments sold		167
Receivable for fund shares sold		19,279,763
Interest receivable		1,533,981
Distributions receivable from Fidelity Central Funds		3,956
Prepaid expenses		2,938
Other receivables		4,727
Total assets		1,342,296,959

Liabilities
Payable for fund shares redeemed	$ 5,108,756
Distributions payable	741
Accrued management fee	43,895
Other affiliated payables	165,648
Other payables and accrued expenses	42,281
Total liabilities		5,361,321

Net Assets		$ 1,336,935,638
Net Assets consist of:
Paid in capital		$ 1,336,943,810
Distribution in excess of net investment income		(8,172)
Net Assets, for 1,336,445,521 shares outstanding		$ 1,336,935,638
Net Asset Value, offering price and redemption price per share ($1,336,935,638 ÷ 1,336,445,521 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2014

Investment Income
Interest		$ 1,002,658
Income from Fidelity Central Funds		76,970
Total income		1,079,628

Expenses
Management fee	$ 4,618,420
Transfer agent fees	1,705,253
Accounting fees and expenses	138,692
Custodian fees and expenses	15,659
Independent trustees' compensation	5,590
Registration fees	46,602
Audit	38,336
Legal	8,954
Miscellaneous	7,648
Total expenses before reductions	6,585,154
Expense reductions	(5,624,720)	960,434
Net investment income (loss)		119,194
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		86,075
Net increase in net assets resulting from operations		$ 205,269

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2014	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 119,194	$ 126,765
Net realized gain (loss)	86,075	176
Net increase in net assets resulting from operations	205,269	126,941
Distributions to shareholders from net investment income	(127,774)	(126,267)
Distributions to shareholders from net realized gain	(76,622)	-
Total distributions	(204,396)	(126,267)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,063,824,579	3,090,215,840
Reinvestment of distributions	191,337	119,686
Cost of shares redeemed	(3,059,401,718)	(3,100,402,579)
Net increase (decrease) in net assets and shares resulting from share transactions	4,614,198	(10,067,053)
Total increase (decrease) in net assets	4,615,071	(10,066,379)

Net Assets
Beginning of period	1,332,320,567	1,342,386,946
End of period (including distributions in excess of net investment income of $8,172, and $0, respectively)	$ 1,336,935,638	$ 1,332,320,567

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) D	-	-	-	-	-
Net realized and unrealized gain (loss)	- D	-	-	-	-
Total from investment operations D	-	-	-	-	-
Distributions from net investment income D	-	-	-	-	-
Distributions from net realized gain	- D	-	-	-	-
Total distributions D	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.02%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsB, C
Expenses before reductions	.51%	.52%	.52%	.52%	.52%
Expenses net of fee waivers, if any	.08%	.12%	.19%	.24%	.37%
Expenses net of all reductions	.08%	.12%	.19%	.24%	.37%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,336,936	$ 1,332,321	$ 1,342,387	$ 1,106,601	$ 1,010,974

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2014

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures transactions.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Ohio Municipal Income Fund	$ 558,177,846	$ 36,331,690	$ (498,309)	$ 35,833,381
Fidelity Ohio Municipal Money Market Fund	1,264,331,768	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Fidelity Ohio Municipal Income Fund	$ 86,717	$ 1	$ 300,718	$ 35,833,381
Fidelity Ohio Municipal Money Market Fund	-	-	-	-

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

December 31, 2014
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Ohio Municipal Income Fund	$ 18,150,443	$ -	$ -	$ 18,150,443
Fidelity Ohio Municipal Money Market Fund	127,774	-	76,622	204,396
December 31, 2013
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Ohio Municipal Income Fund	$ 19,811,349	$ 6,253,185	$ 26,064,534
Fidelity Ohio Municipal Money Market Fund	126,267	-	126,267

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Annual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $63,188,202 and $38,469,607, respectively.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Money Market Fund's financial statements and related disclosures.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows.

Fund Name	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.11%	.36%
Fidelity Ohio Municipal Money Market Fund	.25%	.11%	.36%

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Funds transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%
Fidelity Ohio Municipal Money Market Fund	.13%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains each Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Ohio Municipal Income Fund	$ 899

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $5,615,437.

Annual Report

7. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer agent expense reduction	Accounting expense reduction
Fidelity Ohio Municipal Income Fund	$ 1,988	$ 25	$ -
Fidelity Ohio Municipal Money Market Fund	5,743	3,533	7

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ohio Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Ohio Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Ohio Municipal Income Fund's and Fidelity Ohio Municipal Money Market Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 12, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton, James C. Curvey, and John Engler, each of the Trustees oversees 233 funds. Ms. Acton and Mr. Engler each oversees 215 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Ohio Municipal Income Fund	2/09/15	2/06/15	$0.000	$0.008
Fidelity Ohio Municipal Money Market Fund	2/09/15	2/06/15	$0.000	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2014, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Ohio Municipal Income Fund	$ 304,066
Fidelity Ohio Municipal Money Market Fund	$ 86,075

During fiscal year ended 2014, 100% of each fund's income dividends were free from federal income tax, and 0.12% and 15.38% of Fidelity Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund 's income dividends, respectively, were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ohio Municipal Income Fund / Fidelity Ohio Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the funds' sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the funds were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the funds at the new entities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance (for Fidelity Ohio Municipal Income Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Investment Performance (for Fidelity Ohio Municipal Money Market Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Annual Report

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Annual Report

Fidelity Ohio Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Fidelity Ohio Municipal Money Market Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2013.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2013. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield for Fidelity Ohio Municipal Money Market Fund, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

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Fidelity®

Pennsylvania Municipal
Income Fund

and

Fidelity
Pennsylvania Municipal
Money Market Fund

Annual Report

December 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Pennsylvania Municipal Income Fund
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Annual Report

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Fidelity Pennsylvania Municipal Income Fund	.48%
Actual		$ 1,000.00	$ 1,032.30	$ 2.46
Hypothetical A		$ 1,000.00	$ 1,022.79	$ 2.45
Fidelity Pennsylvania Municipal Money Market Fund	.06%
Actual		$ 1,000.00	$ 1,000.10	$ .30
Hypothetical A		$ 1,000.00	$ 1,024.90	$ .31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity® Pennsylvania Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity Pennsylvania Municipal Income Fund	9.30%	5.04%	4.45%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Pennsylvania Municipal Income Fund on December 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap: Municipal bonds posted a strong result for the 12 months ending December 31, 2014, driven by steady demand, tight supply and improving credit fundamentals. The Barclays® Municipal Bond Index returned 9.05%, significantly outperforming the U.S. investment-grade taxable bond market. Munis were driven, in part, by continued economic growth, declining long-term interest rates, and the relative attractiveness of U.S. markets amid global economic and political uncertainty. More specific to munis, prices rose as investors became more upbeat about the fundamental outlook of many state and local governments. Additionally, a steady stream of municipal bond cash flows - coupon payments, maturities and those due to early bond calls by issuers - fueled reinvestment. Meanwhile, investors took solace that the financial distress experienced by Puerto Rico, Detroit and a few California cities in bankruptcy did not expand to the broader market. Lastly, the tax advantages of munis had particular appeal due to the higher federal tax rates for top earners that took effect in 2013, as well as the new 3.8% Medicare tax on unearned, non-municipal investment income.

Comments from Mark Sommer, Portfolio Manager of Fidelity® Pennsylvania Municipal Income Fund: For year, the fund returned 9.30%, while the Barclays Pennsylvania Enhanced Municipal Bond Index returned 9.07%. I kept the fund's interest rate sensitivity in line with the benchmark, and evaluated bonds based on their yields, as well as their potential for price appreciation. Given that investment approach, the fund outpaced its benchmark. My decision to overweight the health care sector was rewarded, as the sector was one of the best-performing groups for the period. While there were no material improvements in the sector's fundamental credit outlook, valuations generally rose relative to other higher-quality sectors, because investors had a robust appetite for higher-yielding bonds. Having more exposure than the index to bonds that were advance refunded during the period was another plus. The process raises a bond's credit rating by backing it with U.S. government securities, and also shortens its maturity, resulting in a higher valuation. The fund's underweighting in state-backed bonds also bolstered its performance versus the index. They generally lagged the benchmark. The fund's modest holdings in Puerto Rico bonds, which I significantly reduced by period end, detracted from the relative result.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	25.0	22.9
Health Care	21.3	22.8
Education	14.7	14.9
Transportation	10.4	10.7
Electric Utilities	9.5	9.9
Weighted Average Maturity as of December 31, 2014
		6 months ago
Years	5.5	5.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2014
6 months ago
Years	6.1	6.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
AAA 0.6%	AAA 0.7%
AA,A 83.7%	AA,A 83.8%
BBB 9.2%	BBB 12.9%
BB and Below 0.7%	BB and Below 0.7%
Not Rated 1.7%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 4.1%	Short-Term Investments and Net Other Assets 1.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Investments December 31, 2014

Showing Percentage of Net Assets

Municipal Bonds - 95.9%
	Principal Amount	Value
Guam - 0.6%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (c)	$ 600,000	$ 653,712
6.25% 10/1/34 (c)	700,000	846,118
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	900,000	1,071,981
		2,571,811
Pennsylvania - 93.7%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,118,380
Allegheny County Series C:
5% 12/1/28	1,000,000	1,177,730
5% 12/1/30	1,365,000	1,594,798
Allegheny County Arpt. Auth. Rev.:
(Pittsburgh Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,545,000	2,657,005
Series 2006 B:
5% 1/1/21 (FGIC Insured) (c)	3,190,000	3,665,246
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,650,000	1,914,050
Allegheny County Port Auth. Spl. Rev. 5% 3/1/17	2,000,000	2,161,460
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	7,446,974
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,784,133
Annville-Cleona School District:
6% 3/1/28	80,000	80,573
6% 3/1/28 (Pre-Refunded to 3/1/15 @ 100)	190,000	191,701
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.7%, tender 4/2/18 (b)	4,000,000	4,058,360
Berks County Muni. Auth. Rev. Series 2012 A, 5% 11/1/40	3,590,000	3,976,428
Bethlehem Wtr. Auth. Rev. Series 2014:
5% 11/15/19 (Build America Mutual Assurance Insured)	1,000,000	1,135,230
5% 11/15/20 (Build America Mutual Assurance Insured)	1,000,000	1,145,980
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	279,598
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 B, 7.125% 7/1/29	1,035,000	1,232,582
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	$ 2,000,000	$ 2,255,560
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,000,000	2,396,440
Chambersburg Area School District:
Series 2007, 5.25% 3/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,059,140
5.25% 3/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485,000	1,528,614
Commonwealth Fing. Auth. Rev. Series 2013 A2:
5% 6/1/24	800,000	925,600
5% 6/1/25	1,175,000	1,352,660
5% 6/1/26	1,250,000	1,433,575
5% 6/1/42	12,000,000	13,131,832
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.) Series 2012:
5% 11/1/37	1,520,000	1,684,586
5% 11/1/42	3,000,000	3,296,760
Dauphin County Gen. Auth.:
(Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	3,000,000	3,195,150
5% 6/1/42	2,170,000	2,342,385
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31	4,090,000	4,579,941
Delaware County Auth. Univ. Rev.:
Series 2010, 5.25% 12/1/31	2,450,000	2,786,900
Series 2012:
5% 8/1/21	350,000	415,282
5% 8/1/22	300,000	358,965
Series 2014:
5% 8/1/23	1,050,000	1,272,075
5% 8/1/24	1,100,000	1,347,434
Doylestown Hosp. Auth. Hosp. Rev. Series 2013 A, 5% 7/1/27	2,500,000	2,700,800
East Stroudsburg Area School District:
Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,169,440
Series 2014 A:
7.75% 9/1/27	225,000	263,297
7.75% 9/1/27 (Pre-Refunded to 9/1/17 @ 100)	4,040,000	4,780,168
Series A, 7.75% 9/1/27 (Pre-Refunded to 9/1/17 @ 100)	3,935,000	4,661,676
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/23	$ 2,600,000	$ 2,660,736
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	2,750,000	2,984,988
Fox Chapel Area School District Series 2013:
4% 8/1/22	500,000	561,690
5% 8/1/31	3,080,000	3,575,972
5% 8/1/34	1,000,000	1,149,330
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	1,770,000	1,991,657
5.375% 7/1/42	2,130,000	2,363,661
Geisinger Auth. Health Sys. Rev. Series 2014 A, 4% 6/1/41	2,000,000	2,019,960
Indiana County Hosp. Auth. Series 2014 A, 6% 6/1/39	1,625,000	1,840,053
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,130,838
Lower Paxton Township Series 2014:
5% 4/1/40	3,420,000	3,885,291
5% 4/1/44	1,295,000	1,462,379
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,757,725
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,990,805
Mifflin County School District Series 2007:
7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,296,686
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,353,941
Monroe County Hosp. Auth. Rev. (Pocono Med. Ctr. Proj.) Series 2012 A:
5% 1/1/32	1,400,000	1,541,904
5% 1/1/41	1,750,000	1,887,795
Monroeville Fin. Auth. UPMC Rev. Series 2012:
5% 2/15/26	1,500,000	1,822,725
5% 2/15/27	3,625,000	4,409,958
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,182,940
Series 2012 A:
5% 6/1/23	3,850,000	4,454,450
5% 6/1/24	1,500,000	1,721,370
Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,074,290
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Rev.:
(Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	$ 900,000	$ 934,002
Series 2014 A:
5% 10/1/26	1,000,000	1,112,330
5% 10/1/27	1,000,000	1,101,980
Mount Lebanon School District Series 2009 A, 5% 2/15/15	500,000	502,880
Northampton County Gen. Oblig. Series 2012 B:
5% 10/1/23	1,000,000	1,202,880
5% 10/1/25	2,500,000	2,981,650
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Hosp. Proj.) Series 2010 A, 5.25% 8/15/16	1,245,000	1,324,655
(St. Luke's Hosp. Proj.) Series 2010 A, 5.25% 8/15/18	1,450,000	1,629,931
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	1,991,010
5% 3/1/25	3,255,000	3,695,825
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15	2,000,000	2,056,420
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009, 1.75%, tender 12/1/15 (b)	4,000,000	4,046,040
Pennsylvania Gen. Oblig.:
First Series 2008, 5% 5/15/27	805,000	902,832
Second Series 2007 A, 5% 8/1/25	2,500,000	2,741,650
Second Series 2009, 5% 4/15/25	500,000	569,965
Series 2012, 5% 6/1/25	10,000,000	11,798,200
Series 2013, 5% 10/15/27	2,255,000	2,686,855
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Slippery Rock Univ. Proj.) Series 2007 A, 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,514,475
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/18	250,000	276,760
5% 3/1/20	300,000	345,756
5% 3/1/22	275,000	324,302
5% 3/1/23	585,000	683,169
5% 3/1/42	3,950,000	4,361,353
(Univ. of Pennsylvania Health Sys. Proj.):
Series 2005 A, 5% 8/15/17 (AMBAC Insured)	3,000,000	3,083,550
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Pennsylvania Health Sys. Proj.): - continued
Series 2009 A, 5.25% 8/15/22	$ 2,655,000	$ 3,078,685
Series 2011 A, 5.75% 8/15/41	4,980,000	5,837,606
First Series 2012:
5% 4/1/20	750,000	868,583
5% 4/1/21	500,000	585,920
5% 4/1/22	600,000	711,354
5% 4/1/23	800,000	942,032
5% 4/1/24	1,100,000	1,288,100
Series 2010 E, 5% 5/15/31	2,500,000	2,803,550
Series 2010:
5% 9/1/30	1,150,000	1,339,520
5% 9/1/31	1,025,000	1,190,937
Series 2011 A, 5% 9/1/41	2,000,000	2,241,020
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2014 B2:
5% 12/1/24 (Build America Mutual Assurance Insured)	1,250,000	1,485,175
5% 12/1/25 (Build America Mutual Assurance Insured)	1,250,000	1,475,700
5% 12/1/26 (Build America Mutual Assurance Insured)	1,250,000	1,468,638
5% 12/1/27 (Build America Mutual Assurance Insured)	1,010,000	1,184,760
Pennsylvania State Univ.:
Series 2005, 5% 9/1/29	1,550,000	1,591,556
Series 2008 A, 5% 8/15/29	3,945,000	4,331,176
Series 2010, 5% 3/1/40	4,385,000	4,973,029
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,383,160
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	8,146,004
5% 12/1/25 (AMBAC Insured)	4,345,000	4,593,360
5% 12/1/26 (AMBAC Insured)	3,500,000	3,696,525
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,433,160
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,278,940
Series 2013 A2, 0% 12/1/38 (a)	2,500,000	2,391,875
Series 2014 A, 5% 12/1/31	865,000	1,005,796
Series 2014 A2, 0% 12/1/40 (a)	5,500,000	3,822,170
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	$ 1,500,000	$ 1,504,335
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,002,790
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,002,780
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,707,722
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,805,712
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,675,592
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,349,452
Ninth Series, 5.25% 8/1/40	8,665,000	9,814,672
Seventh Series, 5% 10/1/37 (AMBAC Insured)	5,245,000	5,680,755
Series 1998 A, 5.25% 8/1/17	3,555,000	3,941,144
Philadelphia Gen. Oblig. Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	6,742,800
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30 (Pre-Refunded to 5/15/20 @ 100)	4,000,000	4,758,080
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,838,425
Philadelphia Redev. Auth. Rev.:
(Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,007,360
Series 2012:
5% 4/15/21	1,000,000	1,136,850
5% 4/15/25	2,230,000	2,497,801
Philadelphia School District:
Series 2005 A, 5% 8/1/22	2,775,000	2,836,411
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,167,248
Series 2010 C, 5% 9/1/21	4,000,000	4,533,000
5% 8/1/22 (Pre-Refunded to 8/1/15 @ 100)	125,000	128,399
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (FSA Insured)	4,000,000	4,418,240
Series 2011 A, 5% 1/1/41	2,715,000	2,982,400
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,562,458
Pittsburgh Gen. Oblig.:
Series 2012 A, 5% 9/1/22	2,000,000	2,366,100
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pittsburgh Gen. Oblig.: - continued
Series 2014:
5% 9/1/23 (Build America Mutual Assurance Insured)	$ 575,000	$ 686,211
5% 9/1/24 (Build America Mutual Assurance Insured)	1,000,000	1,204,630
5% 9/1/28 (Build America Mutual Assurance Insured)	1,300,000	1,534,364
5% 9/1/29 (Build America Mutual Assurance Insured)	1,015,000	1,193,305
5% 9/1/31 (Build America Mutual Assurance Insured)	1,165,000	1,358,973
5% 9/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,161,950
Pittsburgh School District:
Series 2012 A, 5% 9/1/21 (FSA Insured)	4,000,000	4,662,600
Series 2014 A, 5% 9/1/23	1,000,000	1,179,220
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23 (Pre-Refunded to 7/1/20 @ 100)	1,000,000	1,196,780
Southcentral Pennsylvania Gen. Auth. Rev.:
6% 6/1/25	1,080,000	1,234,818
6% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	1,420,000	1,653,817
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 5% 3/1/16	1,500,000	1,579,275
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) Series 2008, 5% 10/1/20 (FSA Insured)	1,000,000	1,114,160
(Montgomery County Cmnty. College Proj.) Series 2008:
5% 5/1/27 (FSA Insured)	1,775,000	1,952,962
5% 5/1/28 (FSA Insured)	1,000,000	1,098,230
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,293,520
Series 2000 C, 5% 9/15/35	2,000,000	2,253,020
Series 2007 B, 5.25% 9/15/28	2,500,000	2,903,425
Series 2009 B:
5% 9/15/28	2,000,000	2,286,820
5.5% 9/15/24	5,250,000	6,174,788
West Shore Area Auth. Hosp. Rev.:
(Holy Spirit Hosp. Charity Proj.) Series 2011 B, 6% 1/1/28	7,375,000	8,714,226
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
West Shore Area Auth. Hosp. Rev.: - continued
Series 2011 B, 5.75% 1/1/41	$ 1,500,000	$ 1,698,630
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A:
5% 7/1/19	1,000,000	1,096,120
5% 7/1/25	4,465,000	5,014,418
5.25% 7/1/20	1,000,000	1,112,500
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,518,350
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,164,025
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	5,214,324
Wilson School District Series 2007, 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	5,960,244
		424,372,684
Pennsylvania, New Jersey - 1.6%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2012 A:
5% 7/1/22	500,000	594,245
5% 7/1/23	1,000,000	1,180,940
Series A, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425,000	1,548,092
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 D, 5% 1/1/30	3,500,000	3,876,635
		7,199,912
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 0.0%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2011 C, 0% 8/1/41	$ 1,200,000	$ 162,852
TOTAL INVESTMENT PORTFOLIO - 95.9% (Cost $408,231,639)	434,307,259
NET OTHER ASSETS (LIABILITIES) - 4.1%	18,538,117
NET ASSETS - 100%	$ 452,845,376
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	25.0%
Health Care	21.3%
Education	14.7%
Transportation	10.4%
Electric Utilities	9.5%
Water & Sewer	6.4%
Others* (Individually Less Than 5%)	12.7%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $408,231,639)		$ 434,307,259
Cash		13,779,484
Receivable for fund shares sold		313,721
Interest receivable		5,332,341
Prepaid expenses		978
Other receivables		1,145
Total assets		453,734,928

Liabilities
Payable for fund shares redeemed	$ 184,437
Distributions payable	446,621
Accrued management fee	135,716
Transfer agent fee payable	59,721
Other affiliated payables	19,682
Other payables and accrued expenses	43,375
Total liabilities		889,552

Net Assets		$ 452,845,376
Net Assets consist of:
Paid in capital		$ 426,176,918
Undistributed net investment income		79,034
Accumulated undistributed net realized gain (loss) on investments		513,804
Net unrealized appreciation (depreciation) on investments		26,075,620
Net Assets, for 39,926,277 shares outstanding		$ 452,845,376
Net Asset Value, offering price and redemption price per share ($452,845,376 ÷ 39,926,277 shares)		$ 11.34

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2014
Investment Income
Interest		$ 16,472,523

Expenses
Management fee	$ 1,551,240
Transfer agent fees	347,561
Accounting fees and expenses	111,219
Custodian fees and expenses	7,779
Independent trustees' compensation	1,898
Registration fees	20,566
Audit	54,418
Legal	1,132
Miscellaneous	2,922
Total expenses before reductions	2,098,735
Expense reductions	(2,908)	2,095,827
Net investment income (loss)		14,376,696
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,057,971
Change in net unrealized appreciation (depreciation) on investment securities		22,459,211
Net gain (loss)		23,517,182
Net increase (decrease) in net assets resulting from operations		$ 37,893,878

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2014	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,376,696	$ 15,124,716
Net realized gain (loss)	1,057,971	3,170,536
Change in net unrealized appreciation (depreciation)	22,459,211	(30,930,637)
Net increase (decrease) in net assets resulting from operations	37,893,878	(12,635,385)
Distributions to shareholders from net investment income	(14,353,300)	(15,129,379)
Distributions to shareholders from net realized gain	(1,709,135)	(1,764,369)
Total distributions	(16,062,435)	(16,893,748)
Share transactions Proceeds from sales of shares	66,661,279	85,032,725
Reinvestment of distributions	10,533,633	11,170,075
Cost of shares redeemed	(50,675,621)	(149,805,023)
Net increase (decrease) in net assets resulting from share transactions	26,519,291	(53,602,223)
Redemption fees	1,247	2,282
Total increase (decrease) in net assets	48,351,981	(83,129,074)

Net Assets
Beginning of period	404,493,395	487,622,469
End of period (including undistributed net investment income of $79,034 and undistributed net investment income of $49,121, respectively)	$ 452,845,376	$ 404,493,395
Other Information Shares
Sold	5,969,587	7,665,675
Issued in reinvestment of distributions	943,284	1,011,043
Redeemed	(4,552,031)	(13,625,413)
Net increase (decrease)	2,360,840	(4,948,695)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 11.47	$ 11.10	$ 10.51	$ 10.78
Income from Investment Operations
Net investment income (loss) B	.373	.370	.387	.415	.418
Net realized and unrealized gain (loss)	.615	(.654)	.395	.590	(.197)
Total from investment operations	.988	(.284)	.782	1.005	.221
Distributions from net investment income	(.373)	(.370)	(.386)	(.415)	(.418)
Distributions from net realized gain	(.045)	(.046)	(.026)	-	(.073)
Total distributions	(.418)	(.416)	(.412)	(.415)	(.491)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 11.34	$ 10.77	$ 11.47	$ 11.10	$ 10.51
Total Return A	9.30%	(2.50)%	7.13%	9.76%	2.02%
Ratios to Average Net Assets C
Expenses before reductions	.49%	.49%	.49%	.50%	.50%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.50%	.50%
Expenses net of all reductions	.49%	.49%	.48%	.50%	.50%
Net investment income (loss)	3.35%	3.33%	3.40%	3.87%	3.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 452,845	$ 404,493	$ 487,622	$ 424,693	$ 430,961
Portfolio turnover rate	12%	9%	16%	12%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 12/31/14	% of fund's investments 6/30/14	% of fund's investments 12/31/13
1 - 7	78.7	86.1	88.7
8 - 30	0.6	2.8	0.5
31 - 60	2.7	1.8	2.9
61 - 90	0.0	3.5	0.0
91 - 180	5.7	1.4	1.3
> 180	12.3	4.4	6.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	12/31/14	6/30/14	12/31/13
Fidelity Pennsylvania Municipal Money Market Fund	38 Days	26 Days	22 Days
Pennsylvania Tax-Free Money Market Funds Average*	32 Days	33 Days	22 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	12/31/14	6/30/14	12/31/13
Fidelity Pennsylvania Municipal Money Market Fund	38 Days	26 Days	22 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
Variable Rate Demand Notes (VRDNs) 67.5%	Variable Rate Demand Notes (VRDNs) 70.8%
Other Municipal Debt 21.7%	Other Municipal Debt 18.4%
Investment Companies 8.3%	Investment Companies 10.7%
Net Other Assets (Liabilities) 2.5%	Net Other Assets (Liabilities) 0.1%

Current and Historical Seven-Day Yields

	12/31/14	9/30/14	6/30/14	3/31/14	12/31/13
Fidelity Pennsylvania Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending December 31, 2014, the most recent period shown in the table, would have been -0.43%.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments December 31, 2014

Showing Percentage of Net Assets

Variable Rate Demand Note - 67.5%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.24% 1/7/15, VRDN (b)(e)	$ 400,000	$ 400,000
District Of Columbia - 0.1%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.1% 1/7/15, LOC Bank of America NA, VRDN (b)	800,000	800,000
Florida - 0.4%
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 0.12% 1/7/15, LOC PNC Bank NA, VRDN (b)(e)	3,230,000	3,230,000
Georgia - 0.1%
Coweta County Dev. Auth. Rev. (W. Y. Industries, Inc. Proj.) Series 2007, 0.19% 1/7/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	655,000	655,000
Iowa - 0.4%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.08% 1/7/15, VRDN (b)	3,200,000	3,200,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.22% 1/7/15, VRDN (b)	300,000	300,000
Series 2010 B1, 0.2% 1/7/15, VRDN (b)	780,000	780,000
		1,080,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.24% 1/7/15, VRDN (b)(e)	400,000	400,000
New Jersey - 0.4%
JPMorgan Chase NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.04% 1/2/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,600,000	1,600,000
Series Putters 4462, 0.04% 1/2/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,200,000	1,200,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.18% 1/7/15, VRDN (b)(e)	300,000	300,000
		3,100,000
Pennsylvania, New Jersey - 1.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 B, 0.03% 1/7/15, LOC Barclays Bank PLC, VRDN (b)	7,700,000	7,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.11% 1/7/15, LOC KeyBank NA, VRDN (b)	$ 100,000	$ 100,000
North Carolina - 0.3%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.06% 1/7/15, LOC Cr. Industriel et Commercial, VRDN (b)	2,200,000	2,200,000
Pennsylvania - 64.3%
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.04% 1/7/15, LOC PNC Bank NA, VRDN (b)	3,165,000	3,165,000
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.04% 1/7/15, LOC PNC Bank NA, VRDN (b)	8,305,000	8,305,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.04% 1/7/15, LOC PNC Bank NA, VRDN (b)	4,200,000	4,200,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.04% 1/7/15, LOC PNC Bank NA, VRDN (b)	2,600,000	2,600,000
Allegheny County Indl. Dev. Auth. Rev.:
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.04% 1/7/15, LOC PNC Bank NA, VRDN (b)	3,530,000	3,530,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.09% 1/7/15, LOC PNC Bank NA, VRDN (b)(e)	3,120,000	3,120,000
(United Jewish Federation Proj.) Series 1996 A, 0.04% 1/7/15, LOC PNC Bank NA, VRDN (b)	4,175,000	4,175,000
BB&T Muni. Trust Participating VRDN Series BBT 08 1, 0.05% 1/7/15 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	2,000,000	2,000,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2008 B, 0.04% 1/2/15, LOC Bank of Nova Scotia, VRDN (b)	2,200,000	2,200,000
Seris 2008 C, 0.03% 1/2/15, LOC Bank of Nova Scotia, VRDN (b)(e)	9,200,000	9,200,000
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.03% 1/7/15, LOC TD Banknorth, NA, VRDN (b)	7,680,000	7,680,000
Bucks County Indl. Dev. Auth. Rev.:
(Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.24% 1/7/15, LOC Citizens Bank of Pennsylvania, VRDN (b)	3,500,000	3,500,000
(Snowball Real Estate LP Proj.) 0.24% 1/7/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,110,000	1,110,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Cambria County Indl. Dev. Auth. Rev. (American Nat'l. Red Cross Proj.) Series 2008, 0.04% 1/7/15, LOC JPMorgan Chase Bank, VRDN (b)	$ 400,000	$ 400,000
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.04% 1/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	14,600,000	14,600,000
Chester County Health & Ed. Auth. Rev. 0.04% 1/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	7,600,000	7,600,000
Chester County Intermediate Unit Rev. Series 2003, 0.04% 1/7/15, LOC PNC Bank NA, VRDN (b)	2,045,000	2,045,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.05% 1/7/15, LOC PNC Bank NA, VRDN (b)	2,000,000	2,000,000
Cumberland County Muni. Auth. Rev.:
(Diakon Lutheran Social Ministries Proj.) Series 2014 B, 0.04% 1/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	7,455,000	7,455,000
(Presbyterian Homes Proj.) Series 2008 B, 0.03% 1/7/15, LOC Bank of America NA, VRDN (b)	9,300,000	9,300,000
Delaware County Indl. Dev. Auth. Rev.:
(Covanta Energy Proj.) Series 2014 A, 0.06% 1/7/15, LOC Bank of America NA, VRDN (a)(b)	2,960,000	2,960,000
(The Agnes Irwin School Proj.) Series 2003, 0.35% 1/7/15, LOC Citizens Bank of Pennsylvania, VRDN (b)	8,120,000	8,120,000
Series 2013 A, 0.06% 1/7/15, LOC Bank of America NA, VRDN (b)	7,235,000	7,235,000
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 C, 0.03% 1/7/15, LOC PNC Bank NA, VRDN (b)	2,000,000	2,000,000
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.06% 1/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	12,900,000	12,900,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Putters 3446, 0.05% 1/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,600,000	6,600,000
Series Putters 3915 Z, 0.05% 1/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,285,000	6,285,000
Series Putters 4463Z, 0.05% 1/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,785,000	2,785,000
Haverford Township School District Series 2009, 0.04% 1/7/15, LOC TD Banknorth, NA, VRDN (b)	9,250,000	9,250,000
Lower Merion School District Series 2009 B, 0.04% 1/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	9,855,000	9,855,000
Luzerne County Convention Ctr. Series 2012, 0.04% 1/7/15, LOC PNC Bank NA, VRDN (b)	2,205,000	2,205,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.04% 1/7/15, LOC Fannie Mae, VRDN (b)	$ 12,675,000	$ 12,675,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series 2002 A, 0.06% 1/2/15, LOC Bank of Nova Scotia, VRDN (b)(e)	750,000	750,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 0.12% 1/7/15, LOC PNC Bank NA, VRDN (b)(e)	600,000	600,000
Series 2002 B5, 0.09% 1/7/15, LOC PNC Bank NA, VRDN (b)(e)	4,300,000	4,300,000
Series 2004 B, 0.05% 1/7/15, LOC PNC Bank NA, VRDN (b)	1,300,000	1,300,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.09% 1/7/15, LOC Citibank NA, VRDN (b)(e)	5,400,000	5,400,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series MS 3382, 0.05% 1/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,000,000	5,000,000
Series Putters 3352Z, 0.05% 1/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,215,000	4,215,000
Series Putters 4014, 0.05% 1/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000,000	3,000,000
Series ROC II R 11505, 0.04% 1/7/15 (Liquidity Facility Citibank NA) (b)(f)	11,000,000	11,000,000
Series ROC II R 14070, 0.05% 1/7/15 (Liquidity Facility Citibank NA) (b)(f)	8,000,000	8,000,000
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. (St. Josephs Univ. Proj.) Series 2008 A, 0.02% 1/7/15, LOC TD Banknorth, NA, VRDN (b)	11,800,000	11,800,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Second Series, 0.03% 1/7/15, LOC JPMorgan Chase Bank, VRDN (b)	13,415,000	13,415,000
Series B, 0.03% 1/7/15, LOC JPMorgan Chase Bank, VRDN (b)	2,755,000	2,755,000
(Point Park College Proj.) 0.06% 1/7/15, LOC PNC Bank NA, VRDN (b)	800,000	800,000
(Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 0.02% 1/7/15, LOC Bank of America NA, VRDN (b)	19,655,000	19,655,000
Participating VRDN:
ROC II R 11721, 0.05% 1/7/15 (Liquidity Facility Citibank NA) (b)(f)	7,500,000	7,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
Participating VRDN: - continued
Series MS 3252, 0.05% 1/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	$ 5,840,000	$ 5,840,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 3481, 0.05% 1/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,035,000	5,035,000
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.04% 1/7/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	3,760,000	3,760,000
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.04% 1/7/15, LOC TD Banknorth, NA, VRDN (b)(e)	28,005,000	28,005,000
Series 2005 C2, 0.04% 1/7/15, LOC Royal Bank of Canada, VRDN (b)(e)	13,900,000	13,900,000
Philadelphia Auth. For Indl. Dev. Participating VRDN Series Putters 4472, 0.05% 1/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.4% 1/7/15, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,600,000	1,600,000
(The Franklin Institute Proj.) Series 2006, 0.05% 1/7/15, LOC Bank of America NA, VRDN (b)	8,700,000	8,700,000
Philadelphia Auth. Indl. Dev. Lease Rev.:
Series 2007 B2, 0.03% 1/7/15, LOC TD Banknorth, NA, VRDN (b)	16,000,000	16,000,000
Series 2007 B3, 0.03% 1/7/15, LOC PNC Bank NA, VRDN (b)	13,975,000	13,975,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series B, 0.04% 1/7/15, LOC Wells Fargo Bank NA, VRDN (b)	21,350,000	21,350,000
Eighth Series C, 0.04% 1/7/15, LOC Barclays Bank PLC, VRDN (b)	10,000,000	10,000,000
Eighth Series D, 0.03% 1/7/15, LOC Royal Bank of Canada, VRDN (b)	18,900,000	18,900,000
Fifth Series A2, 0.06% 1/7/15, LOC JPMorgan Chase Bank, VRDN (b)	9,450,000	9,450,000
Philadelphia Gen. Oblig. Series 2009 B, 0.03% 1/7/15, LOC Bank of New York, New York, VRDN (b)	3,450,000	3,450,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 3975, 0.05% 1/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,665,000	3,665,000
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.03% 1/7/15, LOC TD Banknorth, NA, VRDN (b)	7,900,000	7,900,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.04% 1/7/15, LOC Bank of America NA, VRDN (b)	$ 12,300,000	$ 12,300,000
Ridley School District Series 2009, 0.04% 1/7/15, LOC TD Banknorth, NA, VRDN (b)	4,240,000	4,240,000
Washington County Auth. Rev. 0.04% 1/7/15, VRDN (b)	7,280,000	7,280,000
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2011 A, 0.04% 1/7/15, LOC PNC Bank NA, VRDN (b)	1,380,000	1,380,000
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.04% 1/7/15, LOC PNC Bank NA, VRDN (b)	7,040,000	7,040,000
		489,315,000
Texas - 0.2%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.08% 1/7/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	300,000	300,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.2% 1/2/15, VRDN (b)	950,000	950,000
Series 2004, 0.16% 1/7/15, VRDN (b)(e)	200,000	200,000
		1,450,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $513,630,000)		513,630,000
Other Municipal Debt - 21.7%

Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.23% tender 1/8/15, CP mode	200,000	200,000
Massachusetts - 0.4%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) 0.32% tender 1/26/15 (Massachusetts Elec. Co. Guaranteed), CP mode (e)	1,000,000	1,000,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.25% tender 1/26/15, CP mode	1,800,000	1,800,000
		2,800,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A2, 0.32% tender 1/28/15, CP mode (e)	860,000	860,000
Other Municipal Debt - continued
	Principal Amount	Value
Pennsylvania - 21.1%
Allegheny County Hosp. Dev. Auth. Rev. Bonds:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/15	$ 2,000,000	$ 2,043,784
Series 2003 B, 5.25% 6/15/15	1,620,000	1,657,640
Series 2008 A, 5% 9/1/15	600,000	619,053
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A:
3% 1/1/15	4,740,000	4,740,000
4% 7/1/15	14,820,000	15,105,746
5% 7/1/15	10,555,000	10,809,742
Pennsylvania Gen. Oblig. Bonds:
Series 2002, 5.5% 2/1/15	3,000,000	3,013,630
Series 2005 1, 5% 7/1/15	3,025,000	3,098,348
Series 2005 2, 5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	4,000,000	4,188,359
Series 2009 2, 5% 7/1/15	17,800,000	18,231,787
Series 2010 3A, 5% 7/15/15	3,900,000	4,002,060
Series 2010 A:
5% 2/15/15	1,150,000	1,156,820
5% 5/1/15	475,000	482,566
Series 2012:
5% 6/1/15	14,450,000	14,742,401
5% 7/1/15	8,300,000	8,501,317
Series 2014 1, 5% 6/15/15	7,200,000	7,358,448
Series 2014, 5% 7/1/15	5,500,000	5,632,804
5% 5/15/15	1,320,000	1,343,780
5% 10/1/15	1,355,000	1,404,281
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(h)	5,000,000	5,000,000
Philadelphia Arpt. Rev. Bonds Series 2010 D, 5% 6/15/15 (e)	5,545,000	5,664,150
Philadelphia Gen. Oblig. TRAN Series A, 1% 6/30/15	7,300,000	7,331,427
Southcentral Pennsylvania Gen. Auth. Rev. Bonds Series 2014 A, 3% 6/1/15	2,340,000	2,367,954
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
BAN Series 2014, 2% 7/22/15	7,000,000	7,072,757
Bonds:
(Univ. Cap. Proj.) Series 2005 C:
0.08% tender 2/5/15, CP mode	7,300,000	7,300,000
0.09% tender 1/6/15, CP mode	2,000,000	2,000,000
Series 2014 B1, 0.08% tender 2/17/15, CP mode	3,650,000	3,650,000
Other Municipal Debt - continued
	Principal Amount	Value
Pennsylvania - continued
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.: - continued
Bonds: - continued
Series 2014 B2, 0.08% tender 2/17/15, CP mode	$ 5,000,000	$ 5,000,000
York County Gen. Oblig. TRAN Series 2015, 1% 4/30/15 (g)	6,645,000	6,664,136
		160,182,990
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.32% tender 1/22/15, CP mode (e)	200,000	200,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.45% tender 1/15/15, CP mode (e)	400,000	400,000
		600,000
TOTAL OTHER MUNICIPAL DEBT (Cost $164,642,990)		164,642,990
Investment Company - 8.3%
	Shares
Fidelity Municipal Cash Central Fund, 0.04% (c)(d) (Cost $63,042,800)	63,042,800	63,042,800
TOTAL INVESTMENT PORTFOLIO - 97.5% (Cost $741,315,790)		741,315,790
NET OTHER ASSETS (LIABILITIES) - 2.5%		19,151,666
NET ASSETS - 100%		$ 760,467,456
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,960,000 or 0.4% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,000,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	5/30/13	$ 5,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 41,020
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $678,272,990)	$ 678,272,990
Fidelity Central Funds (cost $63,042,800)	63,042,800
Total Investments (cost $741,315,790)		$ 741,315,790
Cash		22,053,351
Receivable for fund shares sold		10,453,788
Interest receivable		2,073,971
Distributions receivable from Fidelity Central Funds		2,138
Receivable from investment adviser for expense reductions		3,094
Other receivables		1,413
Total assets		775,903,545

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 6,664,357
Payable for fund shares redeemed	8,739,875
Distributions payable	366
Accrued management fee	31,260
Other affiliated payables	231
Total liabilities		15,436,089

Net Assets		$ 760,467,456
Net Assets consist of:
Paid in capital		$ 760,458,701
Accumulated undistributed net realized gain (loss) on investments		8,755
Net Assets, for 760,247,924 shares outstanding		$ 760,467,456
Net Asset Value, offering price and redemption price per share ($760,467,456 ÷ 760,247,924 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2014
Investment Income
Interest		$ 520,881
Income from Fidelity Central Funds		41,020
Total income		561,901

Expenses
Management fee	$ 3,705,229
Independent trustees' compensation	3,247
Tax expense	3,094
Total expenses before reductions	3,711,570
Expense reductions	(3,223,934)	487,636
Net investment income (loss)		74,265
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		40,805
Net increase in net assets resulting from operations		$ 115,070

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2014	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 74,265	$ 77,919
Net realized gain (loss)	40,805	14,650
Net increase in net assets resulting from operations	115,070	92,569
Distributions to shareholders from net investment income	(74,125)	(78,107)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,863,275,499	1,970,739,620
Reinvestment of distributions	70,651	75,597
Cost of shares redeemed	(1,892,615,443)	(1,969,619,379)
Net increase (decrease) in net assets and shares resulting from share transactions	(29,269,293)	1,195,838
Total increase (decrease) in net assets	(29,228,348)	1,210,300

Net Assets
Beginning of period	789,695,804	788,485,504
End of period	$ 760,467,456	$ 789,695,804

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) D	-	-	-	-	-
Distributions from net investment income D	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets B, C
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.07%	.11%	.18%	.22%	.30%
Expenses net of all reductions	.07%	.11%	.18%	.22%	.30%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 760,467	$ 789,696	$ 788,486	$ 686,162	$ 670,790

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2014

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Money Market Fund incurred a corporate tax liability on undistributed long-term capital gain which is included in Tax expense on the Statement of Operations. As of December 31, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Pennsylvania Municipal Income Fund	$ 408,174,563	$ 26,452,506	$ (319,810)	$ 26,132,696
Fidelity Pennsylvania Municipal Money Market Fund	741,315,790	-	-	-

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Pennsylvania Municipal Income Fund	$ 22,292	$ 513,804	$ 26,132,696
Fidelity Pennsylvania Municipal Money Market Fund	3,498	5,483	-

The tax character of distributions paid was as follows:

December 31, 2014
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Pennsylvania Municipal Income Fund	$ 14,353,300	$ 119,611	$ 1,589,524	$ 16,062,435
Fidelity Pennsylvania Municipal Money Market Fund	74,125	-	-	74,125
December 31, 2013
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Pennsylvania Municipal Income Fund	$ 15,129,379	$ -	$ 1,764,369	$ 16,893,748
Fidelity Pennsylvania Municipal Money Market Fund	78,107	-	-	78,107

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Money Market Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $62,679,246 and $49,434,583, respectively.

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of.25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .36% of the Fund's average net assets.

Fidelity Management & Research Company (the investment adviser) and its affiliates provide Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. Under the terms of the management fee contract, the investment adviser pays transfer agent fees on behalf of the Money Market Fund. The Income Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Income Fund's transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.08%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains each Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Pennsylvania Municipal Income Fund	$ 679

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $3,220,985.

Through arrangements with the Income Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Fidelity Pennsylvania Municipal Income Fund	$ 2,426	$ 482

In addition, through an arrangement with the Money Market Fund's custodian, $2,949 of credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Pennsylvania Municipal Income Fund and Fidelity Pennsylvania Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Pennsylvania Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Pennsylvania Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Pennsylvania Municipal Income Fund's and Fidelity Pennsylvania Municipal Money Market Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 13, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton, James C. Curvey, and John Engler, each of the Trustees oversees 233 funds. Ms. Acton and Mr. Engler each oversees 215 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Pennsylvania Municipal Income Fund	02/06/15	02/09/15	$0.000	$0.017

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2014, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Pennsylvania Municipal Income Fund	$1,051,453
Fidelity Pennsylvania Municipal Money Market Fund	$40,798

During fiscal year ended 2014, 100% of each fund's income dividends were free from federal income tax, and 1.62% of Fidelity Pennsylvania Municipal Income Fund and 14.87% of Fidelity Pennsylvania Municipal Money Market's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Pennsylvania Municipal Income Fund / Fidelity Pennsylvania Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the funds' sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the funds were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the funds at the new entities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance (for Pennsylvania Municipal Income Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Investment Performance (for Fidelity Pennsylvania Municipal Money Market Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Annual Report

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, Fidelity Pennsylvania Municipal Money Market Fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Fidelity Pennsylvania Municipal Money Market Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of Fidelity Pennsylvania Municipal Income Fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund.

In its review of Fidelity Pennsylvania Municipal Money Market Fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund.

As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2013. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield for Fidelity Pennsylvania Municipal Money Market Fund, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that Fidelity Pennsylvania Municipal Income Fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

PFR-UANN-0215
1.787740.111

Item 2. Code of Ethics

As of the end of the period, December 31, 2014, Fidelity Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Conservative Income Municipal Bond Fund, Fidelity Limited Term Municipal Income Fund, Fidelity Michigan Municipal Income Fund, Fidelity Minnesota Municipal Income Fund, Fidelity Municipal Income Fund, Fidelity Ohio Municipal Income Fund and Fidelity Pennsylvania Municipal Income Fund (the "Funds"):

Services Billed by PwC

December 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Conservative Income Municipal Bond Fund	$40,000	$-	$2,400	$1,700
Fidelity Limited Term Municipal Income Fund	$49,000	$-	$2,400	$3,000
Fidelity Michigan Municipal Income Fund	$47,000	$-	$2,400	$1,900
Fidelity Minnesota Municipal Income Fund	$46,000	$-	$2,400	$1,900
Fidelity Municipal Income Fund	$65,000	$-	$2,400	$3,600
Fidelity Ohio Municipal Income Fund	$47,000	$-	$2,400	$1,900
Fidelity Pennsylvania Municipal Income Fund	$46,000	$-	$2,400	$1,800

December 31, 2013 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Conservative Income Municipal Bond Fund	$33,000	$-	$2,300	$200
Fidelity Limited Term Municipal Income Fund	$50,000	$-	$2,300	$3,000
Fidelity Michigan Municipal Income Fund	$47,000	$-	$2,300	$1,700
Fidelity Minnesota Municipal Income Fund	$47,000	$-	$2,300	$1,700
Fidelity Municipal Income Fund	$67,000	$-	$2,300	$3,800
Fidelity Ohio Municipal Income Fund	$47,000	$-	$2,300	$1,700
Fidelity Pennsylvania Municipal Income Fund	$47,000	$-	$2,300	$1,600

A Amounts may reflect rounding.

B Fidelity Conservative Income Municipal Bond Fund commenced operations on October 15, 2013.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	December 31, 2014A	December 31, 2013A,B
Audit-Related Fees	$5,950,000	$4,920,000
Tax Fees	$-	$-
All Other Fees	$-	$50,000
A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Conservative Income Municipal Bond Fund's commencement of operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	December 31, 2014 A	December 31, 2013 A,B
PwC	$8,135,000	$5,550,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Conservative Income Municipal Bond Fund's commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 26, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 26, 2015